Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2019

Investments	Shares	Value
COMMON STOCKS - 98.6%

Australia - 7.6%
AGL Energy Ltd.	13,175	$203,742
Alumina Ltd.	91,378	157,083
Amcor Ltd.	19,379	211,857
AMP Ltd.	89,166	133,012
Ansell Ltd.	2,564	46,298
Aristocrat Leisure Ltd.	10,658	185,563
ASX Ltd.	3,844	190,704
Aurizon Holdings Ltd.	46,394	149,950
Australia & New Zealand Banking Group Ltd.	60,139	1,111,995
Bank of Queensland Ltd.	13,041	84,299
Beach Energy Ltd.	68,827	100,716
Bendigo & Adelaide Bank Ltd.	12,627	86,826
BHP Group Ltd.	47,191	1,290,266
BHP Group PLC	33,257	801,101
Boral Ltd.	20,498	66,834
Brambles Ltd.	23,783	198,676
Brickworks Ltd.	2,837	34,904
carsales.com Ltd.	7,683	69,039
CIMIC Group Ltd.	4,566	156,529
Cleanaway Waste Management Ltd.	77,474	122,175
Cochlear Ltd.	623	76,685
Commonwealth Bank of Australia	38,239	1,918,799
Computershare Ltd.	11,214	136,057
Crown Resorts Ltd.	12,513	102,308
CSL Ltd.	2,730	378,038
CSR Ltd.	19,925	46,990
Downer EDI Ltd.	19,394	105,804
Fortescue Metals Group Ltd.	96,165	485,690
Genworth Mortgage Insurance Australia Ltd.(a)	19,895	33,776
GrainCorp Ltd. Class A	7,268	47,395
Harvey Norman Holdings Ltd.(a)	39,789	113,622
Healthscope Ltd.	30,101	51,959
Incitec Pivot Ltd.	27,217	60,321
Insurance Australia Group Ltd.	52,700	287,504
IOOF Holdings Ltd.(a)	9,334	40,578
Macquarie Group Ltd.	5,585	513,448
Medibank Pvt Ltd.	59,239	116,142
National Australia Bank Ltd.	63,677	1,143,037
Newcrest Mining Ltd.	6,571	119,073
NIB Holdings Ltd.	14,360	53,451
Nine Entertainment Co. Holdings Ltd.	72,016	87,478
Orica Ltd.	9,753	122,141
Orora Ltd.	50,365	106,973
Perpetual Ltd.	1,879	51,628
Premier Investments Ltd.	6,936	80,113
QBE Insurance Group Ltd.	21,943	191,879
Qube Holdings Ltd.	38,259	76,096
REA Group Ltd.	2,245	119,127
Regis Resources Ltd.	23,993	90,330
Rio Tinto Ltd.	8,469	589,022
Sonic Healthcare Ltd.	7,718	134,650
South32 Ltd.	72,995	193,408
Steadfast Group Ltd.	36,584	82,380
Suncorp Group Ltd.	25,019	244,902
Tabcorp Holdings Ltd.	33,910	111,286
Telstra Corp., Ltd.	384,289	906,292
Treasury Wine Estates Ltd.	6,522	69,169
Washington H Soul Pattinson & Co., Ltd.	9,270	173,250
Wesfarmers Ltd.	21,780	536,085
Westpac Banking Corp.	76,675	1,411,761
Woodside Petroleum Ltd.	13,205	324,741
Woolworths Group Ltd.	20,838	449,989

Total Australia		17,384,946

Austria - 0.4%
Andritz AG	1,112	47,747
Erste Group Bank AG	4,538	166,928
EVN AG	11,378	165,830
Lenzing AG	650	69,701
OMV AG	5,992	325,439
Voestalpine AG	4,856	147,601

Total Austria		923,246

Belgium - 1.8%
Ackermans & van Haaren N.V.	552	83,365
Ageas	4,410	212,926
Anheuser-Busch InBev S.A./N.V.	28,616	2,402,149
Bekaert S.A.	1,074	25,253
bpost S.A.(a)	15,279	164,955
Colruyt S.A.	2,353	174,112
Elia System Operator S.A./N.V.	2,240	157,199
KBC Group N.V.	6,034	421,964
Proximus SADP	13,493	389,522
Solvay S.A.	1,031	111,575

Total Belgium		4,143,020

China - 3.4%
Beijing Enterprises Holdings Ltd.	29,000	164,396
China Everbright International Ltd.	92,666	94,201
China Jinmao Holdings Group Ltd.	242,000	157,841
China Mobile Ltd.	360,000	3,668,813
China Overseas Land & Investment Ltd.	130,000	493,506
China Power International Development Ltd.	430,666	110,273
China Resources Power Holdings Co., Ltd.	142,000	213,454
CITIC Ltd.	294,000	438,943
CNOOC Ltd.	684,000	1,280,874
Fosun International Ltd.	80,000	135,542
Guangdong Investment Ltd.	146,000	281,959
Guotai Junan International Holdings Ltd.(a)	250,000	50,637
Lenovo Group Ltd.	292,000	262,616
Shanghai Industrial Holdings Ltd.	41,000	96,520
Sino-Ocean Group Holding Ltd.	302,500	132,561
Sun Art Retail Group Ltd.	124,000	120,842

Total China		7,702,978

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2019

Investments	Shares	Value
Denmark - 1.4%
AP Moller - Maersk A/S Class B	61	$77,454
Coloplast A/S Class B	2,564	281,596
Danske Bank A/S	12,550	220,472
DSV A/S	961	79,555
GN Store Nord A/S	2,243	104,245
ISS A/S	1,900	57,869
Novo Nordisk A/S Class B	20,580	1,078,425
Novozymes A/S Class B	1,150	52,928
Orsted A/S(b)	3,909	296,556
Pandora A/S	1,287	60,317
Rockwool International A/S Class B	320	75,035
Royal Unibrew A/S	2,891	213,499
SimCorp A/S	1,205	116,447
Tryg A/S	10,081	276,867
Vestas Wind Systems A/S	1,604	135,101

Total Denmark		3,126,366

Finland - 1.8%
Elisa Oyj	5,236	236,463
Fortum Oyj(a)	25,224	516,324
Kesko Oyj Class B	2,633	160,359
Kone Oyj Class B	5,664	285,938
Metso Oyj*	2,508	86,342
Neste Oyj	2,020	215,475
Nokia Oyj	82,323	469,022
Nokian Renkaat Oyj	2,071	69,391
Nordea Bank Abp(a)	107,257	818,133
Orion Oyj Class B	3,081	115,616
Outokumpu Oyj(a)	7,392	26,876
Sampo Oyj Class A(a)	10,112	458,825
Tieto Oyj(a)	2,652	80,996
UPM-Kymmene Oyj	8,891	259,565
Valmet Oyj(a)	3,545	89,800
Wartsila Oyj Abp	5,778	93,327
YIT Oyj	13,678	79,326

Total Finland		4,061,778

France - 10.9%
Accor S.A.	3,311	134,248
Aeroports de Paris	1,002	193,966
Air Liquide S.A.	3,613	459,845
Airbus SE	5,219	690,912
ALD S.A.(b)	4,761	66,556
Amundi S.A.(b)	2,413	151,999
Arkema S.A.	551	52,502
AXA S.A.	44,042	1,109,221
BioMerieux	609	50,397
BNP Paribas S.A.	21,712	1,038,803
Bollore S.A.	13,635	61,669
Bouygues S.A.	5,715	204,384
Bureau Veritas S.A.	3,676	86,267
Capgemini SE	1,453	176,365
Carrefour S.A.	13,286	248,388
Casino Guichard Perrachon S.A.(a)	4,315	187,263
Christian Dior SE	1,365	650,933
Cie de Saint-Gobain	6,788	246,264
Cie Generale des Etablissements Michelin SCA	1,979	234,211
CNP Assurances	9,449	208,164
Credit Agricole S.A.	50,711	613,253
Danone S.A.	7,019	541,365
Dassault Systemes SE	1,686	251,312
Edenred	5,096	232,143
Electricite de France S.A.	45,702	625,548
Engie S.A.	45,860	683,839
EssilorLuxottica S.A.	2,748	300,475
Eutelsat Communications S.A.	6,716	117,603
Gaztransport Et Technigaz S.A.	960	87,421
Hermes International	527	348,063
Iliad S.A.	225	22,611
Imerys S.A.	857	42,764
Ipsen S.A.	1,185	162,597
JCDecaux S.A.	2,172	66,141
Kering S.A.	850	487,901
Klepierre S.A.	5,929	207,577
L’Oreal S.A.	4,128	1,111,503
Legrand S.A.	2,498	167,339
LVMH Moet Hennessy Louis Vuitton SE	3,597	1,324,352
Metropole Television S.A.	4,448	82,109
Natixis S.A.	53,169	284,833
Nexity S.A.	1,116	54,510
Orange S.A.	44,849	730,201
Pernod Ricard S.A.	1,610	289,246
Peugeot S.A.	7,685	187,597
Publicis Groupe S.A.	3,113	166,837
Remy Cointreau S.A.	868	115,884
Renault S.A.	3,989	263,861
Rexel S.A.	3,579	40,408
Rubis SCA	1,275	69,606
Safran S.A.	3,760	516,129
Sanofi	21,700	1,918,566
Schneider Electric SE	6,471	508,181
SCOR SE	4,579	195,172
Societe BIC S.A.	1,104	98,488
Societe Generale S.A.	15,168	438,984
Sodexo S.A.	1,723	189,907
SPIE S.A.	4,377	77,456
Suez	12,457	165,191
Teleperformance	961	172,865
Television Francaise 1	5,928	54,648
Thales S.A.	2,061	247,040
TOTAL S.A.	45,737	2,543,139
Unibail-Rodamco-Westfield	1,767	289,953
Valeo S.A.	2,002	58,109
Veolia Environnement S.A.	9,444	211,342
Vicat S.A.	427	20,559
Vinci S.A.	7,287	709,561
Vivendi S.A.	14,639	424,578
Wendel S.A.	380	47,917

Total France		24,819,041

Germany - 7.3%
1&1 Drillisch AG	1,919	68,392
Aareal Bank AG	2,395	73,900
adidas AG	1,098	267,044
Allianz SE Registered Shares	6,291	1,400,620

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2019

Investments	Shares	Value
AURELIUS Equity Opportunities SE & Co. KGaA	983	$44,791
Aurubis AG	480	25,746
Axel Springer SE	2,010	103,909
BASF SE	12,526	921,667
Bayer AG Registered Shares	9,282	600,324
Bayerische Motoren Werke AG	10,586	817,196
BayWa AG	1,278	36,377
Bechtle AG	1,616	149,789
Beiersdorf AG	2,105	219,200
Brenntag AG	1,508	77,720
Carl Zeiss Meditec AG Bearer Shares	1,820	152,145
Comdirect Bank AG	2,996	33,977
Continental AG	1,488	224,221
Covestro AG(b)	2,258	124,285
CTS Eventim AG & Co. KGaA	2,411	114,352
Daimler AG Registered Shares	23,734	1,392,448
Deutsche Bank AG Registered Shares	9,823	80,076
Deutsche Boerse AG	1,522	195,336
Deutsche Lufthansa AG Registered Shares	6,960	152,901
Deutsche Post AG Registered Shares	17,376	565,809
Deutsche Telekom AG Registered Shares	84,910	1,410,573
Deutsche Wohnen SE Bearer Shares	4,473	217,123
DMG MORI AG	781	37,840
Duerr AG	664	26,065
E.ON SE	27,267	303,473
Evonik Industries AG	7,093	193,375
Fielmann AG	1,571	108,486
Fraport AG Frankfurt Airport Services Worldwide	1,266	97,005
Freenet AG	3,545	76,247
Fresenius SE & Co. KGaA	2,550	142,476
GEA Group AG	263	6,895
Hamburger Hafen und Logistik AG	2,066	47,278
Hannover Rueck SE	1,627	233,840
HeidelbergCement AG	1,978	142,499
Henkel AG & Co. KGaA	1,827	173,860
Hochtief AG	602	87,198
Hugo Boss AG	1,291	88,252
Indus Holding AG	665	32,071
Infineon Technologies AG	3,175	63,048
Innogy SE	9,944	425,968
K+S AG Registered Shares	2,265	41,557
Krones AG	543	47,893
LANXESS AG	617	32,936
LEG Immobilien AG	1,063	130,638
MAN SE	2,332	191,673
Merck KGaA	950	108,431
METRO AG	10,824	179,754
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	2,691	637,555
OSRAM Licht AG	984	33,898
ProSiebenSat.1 Media SE	8,115	115,904
RWE AG	5,784	155,220
SAP SE	6,764	782,281
Siemens AG Registered Shares	9,278	999,484
Software AG	1,552	52,541
Suedzucker AG	5,997	76,563
Talanx AG	3,337	128,745
Telefonica Deutschland Holding AG	81,249	255,354
ThyssenKrupp AG	2,634	36,216
TUI AG	14,290	137,189
Uniper SE	4,726	142,694
Volkswagen AG	2,548	415,134
Vossloh AG	865	39,579
Wacker Chemie AG	549	47,343
Wirecard AG	393	49,291

Total Germany		16,593,670

Hong Kong - 2.8%
AIA Group Ltd.	78,600	782,501
Bank of East Asia Ltd. (The)	31,400	102,001
BOC Hong Kong Holdings Ltd.	107,500	445,067
CLP Holdings Ltd.	37,000	428,920
Dah Sing Banking Group Ltd.	35,200	66,096
Hang Lung Group Ltd.	39,000	125,198
Hang Lung Properties Ltd.	65,000	158,651
Hang Seng Bank Ltd.	20,400	503,376
Henderson Land Development Co., Ltd.	50,000	317,836
Hong Kong & China Gas Co., Ltd.	204,103	489,330
Hong Kong Exchanges & Clearing Ltd.	11,767	410,124
Hopewell Holdings Ltd.	23,000	113,096
MTR Corp., Ltd.	61,842	382,871
New World Development Co., Ltd.	189,010	313,494
PCCW Ltd.	217,000	134,900
Power Assets Holdings Ltd.	26,000	180,345
Sino Land Co., Ltd.	106,000	204,980
Sun Hung Kai Properties Ltd.	36,500	626,316
Swire Pacific Ltd. Class B	75,000	150,001
Techtronic Industries Co., Ltd.	32,000	215,033
Wharf Holdings Ltd. (The)	73,000	220,396
Wheelock & Co., Ltd.	16,000	117,198

Total Hong Kong		6,487,730

Ireland - 0.3%
AIB Group PLC	28,348	127,386
CRH PLC	7,420	230,367
DCC PLC	954	82,480
Grafton Group PLC	3,600	37,974
Irish Continental Group PLC	16,369	89,327
Paddy Power Betfair PLC	914	70,557
Smurfit Kappa Group PLC	3,758	104,985

Total Ireland		743,076

Israel - 0.5%
Bank Hapoalim BM	19,972	132,235
Bezeq Israeli Telecommunication Corp., Ltd.	256,556	184,145
Carasso Motors Ltd.	17,174	78,362
First International Bank of Israel Ltd.	4,454	104,890

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2019

Investments	Shares	Value
Harel Insurance Investments & Financial Services Ltd.	18,285	$120,410
Israel Chemicals Ltd.	29,300	152,420
Mediterranean Towers Ltd.	40,885	73,561
Mizrahi Tefahot Bank Ltd.	5,057	103,945
Strauss Group Ltd.	5,099	122,173

Total Israel		1,072,141

Italy - 3.3%
A2A SpA	65,385	119,414
ACEA SpA	4,397	74,403
Ascopiave SpA	18,608	73,442
Assicurazioni Generali SpA	28,936	536,098
Azimut Holding SpA(a)	3,795	64,557
Banca Generali SpA	2,408	59,971
Banca Mediolanum SpA	17,249	122,309
BPER Banca	7,746	31,668
Brembo SpA	4,109	46,645
Credito Emiliano SpA	10,459	58,837
Davide Campari-Milano SpA	8,322	81,763
De’ Longhi SpA	2,697	72,862
DiaSorin SpA	1,539	155,008
Enav SpA(b)	29,712	162,073
Enel SpA	152,335	975,665
Eni SpA	67,503	1,194,086
FinecoBank Banca Fineco SpA	10,104	133,023
Hera SpA	22,119	80,072
Infrastrutture Wireless Italiane SpA(b)	20,838	186,482
Intesa Sanpaolo SpA	450,975	1,099,345
Iren SpA	57,472	146,747
Italgas SpA	14,506	89,649
Leonardo SpA	5,460	63,515
Mediobanca Banca di Credito Finanziario SpA	20,521	213,415
Poste Italiane SpA(b)	23,773	231,486
Prysmian SpA	3,283	62,170
Recordati SpA	2,907	113,298
Snam SpA	80,310	412,916
Societa Cattolica di Assicurazioni SC	5,038	48,169
Societa Iniziative Autostradali e Servizi SpA	6,752	117,058
Telecom Italia SpA RSP	106,118	60,340
Terna Rete Elettrica Nazionale SpA	34,083	216,149
UniCredit SpA	17,296	221,941
Unione di Banche Italiane SpA(a)	19,662	52,059
Unipol Gruppo SpA	16,236	80,944
UnipolSai Assicurazioni SpA(a)	65,119	175,778

Total Italy		7,633,357

Japan - 16.8%
Aichi Steel Corp.	1,200	37,241
Aisin Seiki Co., Ltd.(a)	4,200	150,075
AIT Corp.	8,800	88,489
Alinco, Inc.	11,900	105,792
Alpen Co., Ltd.	8,800	135,953
Amada Holdings Co., Ltd.	14,000	138,501
ANA Holdings, Inc.	7,300	267,703
Astellas Pharma, Inc.	24,800	371,602
Bank of Kyoto Ltd. (The)	5,200	217,518
Bank of Nagoya Ltd. (The)(a)	3,400	109,663
Benesse Holdings, Inc.(a)	6,100	158,445
Bridgestone Corp.	10,500	404,689
Canon, Inc.	24,500	711,194
Cawachi Ltd.	5,400	86,304
Chiba Bank Ltd. (The)	18,700	101,538
Chukyo Bank Ltd. (The)	4,900	100,537
Dai-ichi Life Holdings, Inc.	13,100	182,028
Daido Steel Co., Ltd.(a)	4,000	157,745
Daiichi Sankyo Co., Ltd.	8,600	396,260
Daiken Medical Co., Ltd.	22,700	114,028
Daito Trust Construction Co., Ltd.	1,300	181,226
Daiwa House Industry Co., Ltd.	8,800	279,778
Daiwa Securities Group, Inc.	39,000	189,917
Denso Corp.	6,900	269,118
Dowa Holdings Co., Ltd.(a)	1,700	55,906
Eagle Industry Co., Ltd.(a)	4,800	52,430
Eisai Co., Ltd.(a)	3,600	202,076
FamilyMart UNY Holdings Co., Ltd.	4,000	101,947
FANUC Corp.	2,600	443,493
Fast Retailing Co., Ltd.	800	376,058
FUJIFILM Holdings Corp.	6,100	277,431
Fujitsu Ltd.	4,300	310,248
Fukuoka Financial Group, Inc.	6,400	142,010
Geostr Corp.	20,300	79,047
Glory Ltd.(a)	3,600	86,386
Goldcrest Co., Ltd.	5,500	74,238
Gunma Bank Ltd. (The)	18,400	69,654
Hachijuni Bank Ltd. (The)	23,000	95,379
Hiday Hidaka Corp.	7,326	141,642
Hino Motors Ltd.	9,300	78,309
Hitachi Chemical Co., Ltd.(a)	6,700	148,425
Hitachi Ltd.	11,600	375,715
Hitachi Metals Ltd.	2,000	23,237
Hokkan Holdings Ltd.(a)	8,600	149,258
Hokuhoku Financial Group, Inc.(a)	5,700	59,377
Honda Motor Co., Ltd.	22,700	614,234
Hulic Co., Ltd.	15,200	149,137
Idemitsu Kosan Co., Ltd.	5,000	167,367
Isetan Mitsukoshi Holdings Ltd.	14,500	146,592
Isuzu Motors Ltd.	14,200	186,537
ITOCHU Corp.	28,100	508,382
Iyo Bank Ltd. (The)(a)	11,600	61,414
J. Front Retailing Co., Ltd.	10,000	118,986
Japan Airlines Co., Ltd.	4,800	169,085
Japan Post Holdings Co., Ltd.	69,500	813,769
Japan Post Insurance Co., Ltd.(a)	8,200	177,431
Japan Tobacco, Inc.	40,700	1,009,364
JFE Holdings, Inc.	10,000	169,716
JSR Corp.	6,200	96,121
JXTG Holdings, Inc.	48,100	220,108
Kajima Corp.	11,100	163,865
Kawasaki Heavy Industries Ltd.(a)	3,900	96,192
KDDI Corp.	32,600	702,453
Keihanshin Building Co., Ltd.	16,300	159,193
Keiyo Co., Ltd.	23,100	103,307
Komatsu Ltd.(a)	16,200	376,222
Konica Minolta, Inc.(a)	11,500	113,145

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2019

Investments	Shares	Value
Kubota Corp.	11,800	$170,521
Kuraray Co., Ltd.	9,300	118,303
Kurimoto Ltd.	2,500	32,886
Kyoritsu Printing Co., Ltd.	39,000	78,574
Kyushu Railway Co.(a)	4,100	134,833
Lawson, Inc.	3,000	166,418
LIXIL Group Corp.	8,800	117,508
Marubeni Corp.	36,100	249,505
Mazda Motor Corp.(a)	13,700	153,295
McDonald’s Holdings Co., Japan Ltd.	5,000	231,287
Michinoku Bank Ltd. (The)(a)	10,200	148,183
MINEBEA MITSUMI, Inc.	8,800	132,217
Mitsubishi Chemical Holdings Corp.	35,500	249,977
Mitsubishi Corp.	27,200	755,412
Mitsubishi Electric Corp.	25,500	327,721
Mitsubishi Heavy Industries Ltd.	5,500	228,477
Mitsubishi Logistics Corp.(a)	6,800	189,836
Mitsubishi Materials Corp.	4,700	124,076
Mitsubishi Motors Corp.	15,200	80,748
Mitsubishi Tanabe Pharma Corp.	10,600	141,640
Mitsubishi UFJ Financial Group, Inc.	152,200	756,290
Mitsui Mining & Smelting Co., Ltd.(a)	1,600	41,039
Mizuho Financial Group, Inc.	289,100	447,421
Modec, Inc.	7,100	202,060
MOS Food Services, Inc.	6,000	145,819
MS&AD Insurance Group Holdings, Inc.	9,900	301,423
MTI Ltd.	11,300	64,624
Murata Manufacturing Co., Ltd.	6,300	313,734
Nachi-Fujikoshi Corp.	5,600	225,143
Nagaileben Co., Ltd.	3,000	65,049
Nakanishi, Inc.	6,800	132,885
NGK Spark Plug Co., Ltd.(a)	7,400	137,323
Nihon Yamamura Glass Co., Ltd.(a)	5,400	70,497
Nintendo Co., Ltd.	1,100	313,647
Nippon Kayaku Co., Ltd.(a)	10,800	127,627
Nippon Light Metal Holdings Co., Ltd.	22,800	50,056
Nippon Paper Industries Co., Ltd.(a)	7,200	148,703
Nippon Steel & Sumitomo Metal Corp.	13,200	233,029
Nippon Telegraph & Telephone Corp.	24,700	1,049,502
Nissan Motor Co., Ltd.(a)	85,400	700,730
Nitto Denko Corp.	2,300	120,834
NOK Corp.(a)	7,100	110,524
Nomura Holdings, Inc.	73,500	265,751
Nomura Real Estate Holdings, Inc.	5,100	97,913
NSK Ltd.	13,700	128,354
NTN Corp.(a)	33,200	98,384
NTT DOCOMO, Inc.	56,700	1,255,817
Obayashi Corp.	10,700	107,691
Oji Holdings Corp.	42,600	264,410
Oki Electric Industry Co., Ltd.(a)	7,100	83,903
Okumura Corp.(a)	3,600	114,324
Ono Pharmaceutical Co., Ltd.	5,500	107,779
Otsuka Holdings Co., Ltd.	5,300	208,246
Panasonic Corp.	31,100	268,109
Park24 Co., Ltd.	4,100	89,012
Raysum Co., Ltd.(a)	7,100	65,301
Resona Holdings, Inc.	38,900	168,590
Ricoh Co., Ltd.(a)	8,800	91,987
SAMTY Co., Ltd.	4,300	58,273
SBI Holdings, Inc.	3,400	75,750
Sega Sammy Holdings, Inc.(a)	10,100	119,172
Seiko Holdings Corp.(a)	6,000	142,838
Sekisui House Ltd.	16,200	268,134
Seven & I Holdings Co., Ltd.	7,600	286,738
Shin-Etsu Chemical Co., Ltd.	4,400	368,903
SoftBank Group Corp.	4,300	417,432
Sojitz Corp.	71,200	250,874
Sompo Holdings, Inc.	9,200	340,621
Sony Financial Holdings, Inc.(a)	9,000	169,779
Sparx Group Co., Ltd.(a)	40,500	85,621
Subaru Corp.	18,800	428,450
SUMCO Corp.	7,400	82,300
Sumitomo Chemical Co., Ltd.(a)	33,500	155,870
Sumitomo Corp.	20,600	284,940
Sumitomo Electric Industries Ltd.	11,400	151,248
Sumitomo Metal Mining Co., Ltd.	7,400	218,620
Sumitomo Mitsui Financial Group, Inc.	22,600	791,413
Sumitomo Mitsui Trust Holdings, Inc.	9,100	326,888
Sumitomo Rubber Industries Ltd.	6,300	75,588
Suzuki Motor Corp.	6,400	283,211
T&D Holdings, Inc.(a)	10,400	109,370
Takara Standard Co., Ltd.	5,700	87,288
Takeda Pharmaceutical Co., Ltd.	13,900	567,754
Tochigi Bank Ltd. (The)	35,100	74,522
Tokai Tokyo Financial Holdings, Inc.(a)	25,400	92,022
Tokio Marine Holdings, Inc.	9,500	460,216
Tokyo Electron Device Ltd.	5,800	93,274
Tokyo Electron Ltd.	3,500	505,940
Tokyu Fudosan Holdings Corp.	16,100	96,293
Toray Industries, Inc.	20,600	131,564
Toyo Tire Corp.	3,900	44,220
Toyota Motor Corp.	38,174	2,237,293
UACJ Corp.(a)	1,700	31,854
Unizo Holdings Co., Ltd.(a)	6,900	131,598
Yamaha Corp.	5,700	284,781
Yamaha Motor Co., Ltd.	6,300	123,570
Yokohama Rubber Co., Ltd. (The)	8,800	163,462

Total Japan		38,242,861

Netherlands - 2.2%
Aalberts Industries N.V.	1,121	38,806
ABN AMRO Group N.V. CVA(b)	18,097	408,436
Aegon N.V.	33,472	161,010
Akzo Nobel N.V.	2,214	196,368
Arcadis N.V.	1,398	21,788

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2019

Investments	Shares	Value
ASM International N.V.	1,534	$83,194
ASML Holding N.V.	1,247	234,112
BE Semiconductor Industries N.V.	1,362	36,275
BinckBank N.V.	6,403	45,295
Boskalis Westminster	2,242	58,027
Brunel International N.V.(a)	2,322	35,224
Corbion N.V.	1,503	45,229
Heineken Holding N.V.	1,881	188,609
Heineken N.V.	4,407	465,545
IMCD N.V.	1,087	82,813
ING Groep N.V.	67,896	822,140
Koninklijke Ahold Delhaize N.V.	14,491	386,035
Koninklijke DSM N.V.	1,697	185,136
Koninklijke KPN N.V.	73,450	233,070
Koninklijke Philips N.V.	9,942	405,398
Koninklijke Volkerwessels N.V.	2,979	61,481
NN Group N.V.	6,813	283,279
PostNL N.V.	23,682	60,602
Randstad N.V.(a)	2,625	128,127
Signify N.V.(b)	2,772	74,234
Wessanen	3,100	37,802
Wolters Kluwer N.V.	4,377	298,323

Total Netherlands		5,076,358

New Zealand - 0.6%
Abano Healthcare Group Ltd.	15,253	40,570
Contact Energy Ltd.	32,139	152,116
Freightways Ltd.	17,939	101,056
Genesis Energy Ltd.	61,056	134,081
Mainfreight Ltd.	5,032	123,031
Mercury NZ Ltd.	49,401	131,397
Metlifecare Ltd.	18,256	62,128
Port of Tauranga Ltd.	40,472	149,878
Sanford Ltd.	15,417	74,232
SKY Network Television Ltd.	46,965	41,319
Trustpower Ltd.	23,937	107,909
Vector Ltd.	64,154	156,636

Total New Zealand		1,274,353

Norway - 1.6%
Aker ASA Class A	1,963	149,990
Aker BP ASA	7,748	276,213
American Shipping Co. ASA*	10,845	40,236
Austevoll Seafood ASA	10,547	124,924
DNB ASA	21,583	397,996
Entra ASA(b)	5,880	88,901
Equinor ASA	46,215	1,013,482
Kongsberg Gruppen ASA	3,625	55,228
Leroy Seafood Group ASA	18,706	135,892
Mowi ASA	14,159	316,504
Norsk Hydro ASA	27,987	113,585
Salmar ASA	2,959	142,184
SpareBank 1 SMN	10,610	107,682
SpareBank 1 SR-Bank ASA	10,600	122,351
Telenor ASA	24,770	496,746
TGS Nopec Geophysical Co. ASA	1,282	35,029

Total Norway		3,616,943

Portugal - 0.4%
EDP - Energias de Portugal S.A.	83,625	329,114
Galp Energia, SGPS, S.A.	13,181	211,348
Jeronimo Martins, SGPS, S.A.	11,877	175,369
NOS, SGPS, S.A.	14,883	95,255
REN - Redes Energeticas Nacionais, SGPS, S.A.	12,037	34,357
Semapa-Sociedade de Investimento e Gestao	5,294	86,312

Total Portugal		931,755

Singapore - 1.7%
Asian Pay Television Trust	149,800	13,935
Boustead Singapore Ltd.	77,400	45,143
Bukit Sembawang Estates Ltd.	12,300	51,307
CapitaLand Ltd.	55,300	149,018
City Developments Ltd.	12,000	80,177
DBS Group Holdings Ltd.	26,800	499,198
Frasers Property Ltd.	84,300	112,649
Hutchison Port Holdings Trust	433,000	101,755
Jardine Cycle & Carriage Ltd.	8,700	208,684
Keppel Corp., Ltd.	33,900	155,672
Keppel Infrastructure Trust(a)	144,200	49,504
NetLink NBN Trust	151,000	92,529
Olam International Ltd.	49,500	72,359
Oversea-Chinese Banking Corp., Ltd.	42,923	350,165
Perennial Real Estate Holdings Ltd.	74,300	34,832
SIA Engineering Co., Ltd.	34,800	63,203
Singapore Airlines Ltd.	8,600	61,333
Singapore Exchange Ltd.	19,500	105,238
Singapore Technologies Engineering Ltd.	62,700	173,125
Singapore Telecommunications Ltd.	299,300	667,321
StarHub Ltd.	104,700	115,174
United Engineers Ltd.	32,100	59,721
United Overseas Bank Ltd.	19,028	353,869
Wilmar International Ltd.	92,700	226,532

Total Singapore		3,842,443

Spain - 4.1%
Acciona S.A.(a)	1,218	135,806
Acerinox S.A.	5,135	50,935
ACS Actividades de Construccion y Servicios S.A.	4,387	192,900
Aena SME S.A.(b)	2,564	462,077
Amadeus IT Group S.A.	4,716	378,089
Atresmedia Corp. de Medios de Comunicacion S.A.(a)	8,696	40,795
Banco Bilbao Vizcaya Argentaria S.A.	91,592	523,785
Banco de Sabadell S.A.	97,951	97,644
Banco Santander S.A.	251,612	1,170,915
Bankia S.A.	46,890	121,622
Bankinter S.A.	13,102	99,892
Bolsas y Mercados Espanoles SHMSF S.A.	2,282	63,854
CaixaBank S.A.	87,548	273,676

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2019

Investments	Shares	Value
Cia de Distribucion Integral Logista Holdings S.A.	3,260	$76,870
Ebro Foods S.A.	4,081	87,340
Endesa S.A.	27,883	711,954
Ferrovial S.A.	12,813	300,402
Iberdrola S.A.	116,445	1,023,251
Industria de Diseno Textil S.A.	29,551	869,351
Mapfre S.A.	57,063	157,364
Mediaset Espana Comunicacion S.A.	14,084	105,259
Naturgy Energy Group S.A.	18,918	529,565
Obrascon Huarte Lain S.A.(a)	18,785	23,677
Red Electrica Corp. S.A.	13,619	290,550
Repsol S.A.	32,920	564,074
Telefonica S.A.	110,236	924,501
Viscofan S.A.	1,415	88,577
Zardoya Otis S.A.	9,775	81,002

Total Spain		9,445,727

Sweden - 2.9%
AAK AB	9,084	135,820
AF Poyry AB Class B	3,634	60,728
Assa Abloy AB Class B	8,329	180,224
Atlas Copco AB Class A	12,199	328,343
Axfood AB(a)	5,928	110,567
Boliden AB	2,328	66,412
Bulten AB	995	8,528
Electrolux AB Series B	6,017	154,977
Essity AB Class B	10,966	316,969
Fabege AB	13,029	189,634
Hennes & Mauritz AB Class B	42,986	718,341
Husqvarna AB Class B	5,672	46,439
ICA Gruppen AB(a)	4,741	190,656
Indutrade AB	1,681	47,955
Intrum AB(a)	4,558	131,207
Investment AB Latour Class B(a)	4,569	61,329
Kinnevik AB Class B	3,591	93,227
Lifco AB Class B	1,543	63,049
Loomis AB Class B	1,765	60,893
NCC AB Class B(a)	3,700	57,024
Peab AB	6,579	56,993
Saab AB Class B(a)	1,684	54,086
Sandvik AB	12,487	203,286
Securitas AB Class B	7,051	114,219
Skandinaviska Enskilda Banken AB Class A	48,385	419,827
Skanska AB Class B(a)	7,752	141,161
SKF AB Class B(a)	6,719	111,847
Svenska Cellulosa AB SCA Class B	7,691	66,833
Svenska Handelsbanken AB Class A	28,482	301,239
Swedbank AB Class A	26,102	369,637
Swedish Match AB	3,674	187,715
Tele2 AB Class B	17,179	229,385
Telefonaktiebolaget LM Ericsson Class B	30,634	282,121
Telia Co. AB	77,031	348,393
Thule Group AB(b)	4,008	90,744
Trelleborg AB Class B	5,072	78,716
Volvo AB Class B	22,741	353,056
Wallenstam AB Class B	9,829	99,453

Total Sweden		6,531,033

Switzerland - 8.3%
ABB Ltd. Registered Shares	26,930	505,935
Adecco Group AG Registered Shares	3,260	173,884
Baloise Holding AG Registered Shares	800	132,142
Cembra Money Bank AG	285	26,943
Cie Financiere Richemont S.A. Registered Shares	4,342	316,265
Clariant AG Registered Shares*	2,850	59,896
Coca-Cola HBC AG*	4,144	141,206
Credit Suisse Group AG Registered Shares*	17,984	209,564
DKSH Holding AG	728	41,959
EMS-Chemie Holding AG Registered Shares	177	95,974
Flughafen Zurich AG Registered Shares	391	71,337
Geberit AG Registered Shares	421	172,052
Givaudan S.A. Registered Shares*	127	324,418
Helvetia Holding AG Registered Shares	228	139,195
Julius Baer Group Ltd.*	2,002	80,872
Kuehne + Nagel International AG Registered Shares	1,740	238,663
LafargeHolcim Ltd. Registered Shares*	8,607	425,121
Logitech International S.A. Registered Shares	3,440	134,816
Lonza Group AG Registered Shares*	679	210,538
Nestle S.A. Registered Shares	38,588	3,677,077
Novartis AG Registered Shares	38,727	3,724,543
Panalpina Welttransport Holding AG Registered Shares	424	70,589
Partners Group Holding AG	269	195,558
Roche Holding AG Bearer Shares	2,754	750,513
Roche Holding AG Genusschein	10,717	2,952,313
Schindler Holding AG Participation Certificate	966	200,203
SGS S.A. Registered Shares	123	306,049
Sonova Holding AG Registered Shares	671	132,731
STMicroelectronics N.V.	6,663	98,607
Straumann Holding AG Registered Shares	197	160,722
Sulzer AG Registered Shares	765	74,587
Sunrise Communications Group AG*(b)	1,189	87,513
Swatch Group AG (The) Bearer Shares	431	123,341
Swiss Life Holding AG Registered Shares*	393	173,040
Swiss Re AG	6,447	629,746

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2019

Investments	Shares	Value
Swisscom AG Registered Shares(a)	901	$440,593
UBS Group AG Registered Shares*	50,539	612,517
Vifor Pharma AG	550	74,362
Vontobel Holding AG Registered Shares	1,123	60,384
Zurich Insurance Group AG	2,739	906,491

Total Switzerland		18,952,259

United Kingdom - 18.5%
Abcam PLC	5,032	74,421
Admiral Group PLC	5,352	151,334
Aggreko PLC	3,930	40,312
Anglo American PLC	22,894	612,601
Antofagasta PLC	11,853	149,199
Ashmore Group PLC	13,264	73,836
Associated British Foods PLC	6,540	207,850
AstraZeneca PLC	19,210	1,535,689
Aviva PLC	63,782	342,750
Babcock International Group PLC	6,571	42,255
BAE Systems PLC	42,324	266,045
Barclays PLC	86,838	175,027
Barratt Developments PLC	32,541	254,076
BBA Aviation PLC	20,450	66,352
Bellway PLC	2,762	109,590
Berkeley Group Holdings PLC	3,432	164,975
Big Yellow Group PLC	8,581	110,864
Bodycote PLC	3,186	34,167
BP PLC	441,838	3,215,492
Brewin Dolphin Holdings PLC	12,027	48,927
British American Tobacco PLC	47,015	1,956,738
British Land Co. PLC (The)	11,546	88,615
Britvic PLC	6,312	78,342
BT Group PLC	290,763	844,710
Bunzl PLC	3,080	101,619
Carnival PLC	2,194	107,637
Centrica PLC	178,601	265,773
CNH Industrial N.V.	10,573	107,607
Coca-Cola European Partners PLC	5,296	272,950
Compass Group PLC	13,505	317,550
Cranswick PLC	2,404	85,268
Croda International PLC	1,321	86,721
Dechra Pharmaceuticals PLC	2,971	104,449
Derwent London PLC	886	37,210
Diageo PLC	26,001	1,063,174
Direct Line Insurance Group PLC	21,303	97,989
Dixons Carphone PLC	28,176	53,879
Drax Group PLC	9,155	45,141
DS Smith PLC	19,006	83,188
Dunelm Group PLC	6,046	68,501
easyJet PLC	5,317	77,424
Electrocomponents PLC	10,925	79,977
Elementis PLC	6,236	13,205
Essentra PLC	12,968	69,789
Evraz PLC	36,118	291,982
Fresnillo PLC	6,693	75,945
G4S PLC	29,293	70,042
Galliford Try PLC	5,179	44,979
GlaxoSmithKline PLC	109,076	2,269,556
Greene King PLC	13,333	115,604
Halfords Group PLC	11,420	34,524
Halma PLC	5,824	126,888
Hammerson PLC	13,377	58,533
Hargreaves Lansdown PLC	3,431	83,313
Hastings Group Holdings PLC(b)	37,868	106,879
Hays PLC	30,534	59,681
Hikma Pharmaceuticals PLC	3,099	72,344
HomeServe PLC	11,956	159,688
Howden Joinery Group PLC	11,222	70,965
HSBC Holdings PLC	365,013	2,964,604
IMI PLC	5,211	65,050
Imperial Brands PLC	27,345	935,160
Inchcape PLC	7,850	58,407
Informa PLC	16,893	163,817
Inmarsat PLC	15,029	108,689
International Consolidated Airlines Group S.A.	22,250	148,202
Intertek Group PLC	2,098	132,781
Investec PLC	8,405	48,441
ITV PLC	86,652	143,511
J Sainsbury PLC	33,918	104,172
Jardine Lloyd Thompson Group PLC	2,999	74,796
John Wood Group PLC	7,426	49,098
Johnson Matthey PLC	2,097	85,855
Jupiter Fund Management PLC	26,815	126,418
Kcom Group PLC	63,114	57,815
Kier Group PLC(a)	2,036	9,636
Kingfisher PLC	34,993	107,063
Land Securities Group PLC	6,470	77,006
Legal & General Group PLC	106,313	381,376
Lloyds Banking Group PLC	1,235,113	1,000,090
Marks & Spencer Group PLC	44,585	162,031
Mears Group PLC	21,831	72,540
Mediclinic International PLC	6,955	27,623
Meggitt PLC	10,611	69,521
Micro Focus International PLC	6,508	169,308
Mondi PLC	4,216	93,282
Morgan Advanced Materials PLC	22,411	70,963
National Grid PLC	80,090	887,906
Next PLC	1,845	134,150
Pagegroup PLC	12,146	74,386
Pearson PLC	8,629	94,023
Pennon Group PLC	7,850	76,062
Persimmon PLC	12,011	339,625
Prudential PLC	21,109	422,906
PZ Cussons PLC	18,986	48,539
Reckitt Benckiser Group PLC	7,952	661,294
Redde PLC	11,096	17,206
RELX PLC	21,530	460,518
Renishaw PLC	1,002	48,388
Rightmove PLC	14,442	95,975
Rio Tinto PLC	25,887	1,504,788
Rolls-Royce Holdings PLC*	11,515	135,522
Rotork PLC	20,337	74,942
Royal Dutch Shell PLC Class A	94,630	2,976,030
Royal Dutch Shell PLC Class B	82,185	2,600,174
Royal Mail PLC	27,576	85,628
RPC Group PLC	6,851	70,525
RSA Insurance Group PLC	12,253	81,077
Saga PLC	30,114	43,635
Savills PLC	4,496	52,990
Schroders PLC	2,474	87,106

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2019

Investments	Shares	Value
Segro PLC	23,359	$204,969
Severn Trent PLC	4,683	120,579
Smith & Nephew PLC	7,238	143,641
Smiths Group PLC	6,683	124,964
Spirax-Sarco Engineering PLC	1,574	147,467
SSE PLC	26,703	413,021
St. James’s Place PLC	6,022	80,667
Standard Chartered PLC	13,698	105,542
Standard Life Aberdeen PLC	62,824	216,077
Tate & Lyle PLC	9,634	91,114
Tesco PLC	46,110	139,454
TP ICAP PLC	10,158	38,941
Travis Perkins PLC	3,737	66,761
U & I Group PLC	15,946	38,897
Unilever N.V. CVA	20,112	1,169,335
Unilever PLC	16,418	940,244
United Utilities Group PLC	13,311	141,257
Victrex PLC	1,646	46,242
Vodafone Group PLC	803,945	1,464,518
Weir Group PLC (The)	2,289	46,470
WH Smith PLC	3,683	101,838
Whitbread PLC	1,605	106,201
WM Morrison Supermarkets PLC	30,967	91,820

Total United Kingdom		42,044,810

TOTAL COMMON STOCKS (Cost: $227,872,036)		224,649,891

RIGHTS - 0.0%

Singapore - 0.0%
Keppel Infrastructure Trust, expiring 4/4/19*	17,016	302

Sweden - 0.0%
AF Poyry AB, expiring 4/12/19*	3,634	7,444

TOTAL RIGHTS (Cost: $0)		7,746

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.9%

United States - 1.9%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.46%(c) (Cost: $4,383,317)(d)	4,383,317	4,383,317

TOTAL INVESTMENTS IN SECURITIES - 100.5% (Cost: $232,255,353)		229,040,954
Other Assets less Liabilities - (0.5)%		(1,168,066)

NET ASSETS - 100.0%		$227,872,888

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at March 31, 2019 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2019.
(d)

At March 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $9,135,144. The Fund also had securities on loan having a market value of $31,463 that were sold and pending settlement. The total market value of the collateral held by the Fund was $9,682,315. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $5,298,998.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
RSP	-	Risparmio Italian Savings Shares

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	4/3/2019	4,123,884	AUD	2,929,570	USD	$—	$(105)
Bank of America N.A.	4/3/2019	3,851,220	CHF	3,867,351	USD	96	—
Bank of America N.A.	4/3/2019	2,859,439	DKK	430,098	USD	19	—
Bank of America N.A.	4/3/2019	9,368,438	EUR	10,519,978	USD	267	—
Bank of America N.A.	4/3/2019	5,564,800	GBP	7,251,819	USD	—	(231)
Bank of America N.A.	4/3/2019	456,721	ILS	125,858	USD	—	(8)
Bank of America N.A.	4/3/2019	456,185,232	JPY	4,121,931	USD	—	(138)
Bank of America N.A.	4/3/2019	6,671,664	NOK	774,801	USD	—	(39)
Bank of America N.A.	4/3/2019	182,170	NZD	124,240	USD	3	—
Bank of America N.A.	4/3/2019	12,335,189	SEK	1,330,059	USD	—	(64)
Bank of America N.A.	4/3/2019	546,534	SGD	403,527	USD	—	(24)
Bank of America N.A.	4/3/2019	3,242,542	USD	4,555,546	AUD	6,439	—
Bank of America N.A.	4/3/2019	4,280,507	USD	4,252,337	CHF	10,253	—
Bank of America N.A.	4/3/2019	476,047	USD	3,110,966	DKK	8,095	—
Bank of America N.A.	4/3/2019	11,643,848	USD	10,200,337	EUR	189,425	—
Bank of America N.A.	4/3/2019	8,026,545	USD	6,025,523	GBP	174,580	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2019

Bank of America N.A.	4/3/2019	139,304	USD	503,825	ILS	474	—
Bank of America N.A.	4/3/2019	4,562,284	USD	506,679,505	JPY	—	(15,743)
Bank of America N.A.	4/3/2019	857,574	USD	7,318,908	NOK	7,649	—
Bank of America N.A.	4/3/2019	137,513	USD	201,650	NZD	—	(15)
Bank of America N.A.	4/3/2019	1,472,152	USD	13,557,403	SEK	10,377	—
Bank of America N.A.	4/3/2019	446,637	USD	603,271	SGD	1,246	—
Bank of America N.A.	5/3/2019	2,926,062	USD	4,116,628	AUD	36	—
Bank of America N.A.	5/3/2019	441,841	USD	2,929,579	DKK	—	(26)
Bank of America N.A.	5/3/2019	4,400,774	USD	3,373,174	GBP	—	(1,500)
Bank of America N.A.	5/3/2019	123,400	USD	446,927	ILS	5	—
Bank of America N.A.	5/3/2019	131,640	USD	192,919	NZD	—	(8)
Bank of America N.A.	5/6/2019	3,955,342	USD	3,926,622	CHF	—	(150)
Bank of America N.A.	5/6/2019	10,599,974	USD	9,413,689	EUR	—	(454)
Bank of America N.A.	5/6/2019	771,890	USD	6,638,084	NOK	36	—
Bank of America N.A.	5/6/2019	1,311,291	USD	12,131,247	SEK	59	—
Bank of America N.A.	5/6/2019	397,937	USD	538,657	SGD	10	—
Bank of America N.A.	5/9/2019	4,055,662	USD	447,610,031	JPY	—	(1,153)
Barclays Bank PLC	4/3/2019	4,123,890	AUD	2,929,570	USD	—	(101)
Barclays Bank PLC	4/3/2019	3,851,193	CHF	3,867,351	USD	69	—
Barclays Bank PLC	4/3/2019	2,859,379	DKK	430,098	USD	10	—
Barclays Bank PLC	4/3/2019	9,368,446	EUR	10,519,978	USD	277	—
Barclays Bank PLC	4/3/2019	5,564,834	GBP	7,251,819	USD	—	(186)
Barclays Bank PLC	4/3/2019	456,735	ILS	125,858	USD	—	(4)
Barclays Bank PLC	4/3/2019	456,186,469	JPY	4,121,931	USD	—	(127)
Barclays Bank PLC	4/3/2019	6,671,828	NOK	774,801	USD	—	(20)
Barclays Bank PLC	4/3/2019	182,170	NZD	124,240	USD	3	—
Barclays Bank PLC	4/3/2019	12,335,485	SEK	1,330,059	USD	—	(32)
Barclays Bank PLC	4/3/2019	546,513	SGD	403,527	USD	—	(40)
Barclays Bank PLC	4/3/2019	3,242,542	USD	4,555,642	AUD	6,371	—
Barclays Bank PLC	4/3/2019	4,280,507	USD	4,252,243	CHF	10,348	—
Barclays Bank PLC	4/3/2019	476,047	USD	3,110,921	DKK	8,102	—
Barclays Bank PLC	4/3/2019	11,643,848	USD	10,200,221	EUR	189,555	—
Barclays Bank PLC	4/3/2019	8,026,545	USD	6,025,360	GBP	174,792	—
Barclays Bank PLC	4/3/2019	139,304	USD	503,821	ILS	476	—
Barclays Bank PLC	4/3/2019	4,562,284	USD	506,674,030	JPY	—	(15,693)
Barclays Bank PLC	4/3/2019	857,574	USD	7,319,274	NOK	7,607	—
Barclays Bank PLC	4/3/2019	137,513	USD	201,654	NZD	—	(18)
Barclays Bank PLC	4/3/2019	1,472,152	USD	13,557,055	SEK	10,414	—
Barclays Bank PLC	4/3/2019	446,637	USD	603,259	SGD	1,254	—
Barclays Bank PLC	5/3/2019	2,926,062	USD	4,116,686	AUD	—	(6)
Barclays Bank PLC	5/3/2019	441,841	USD	2,929,565	DKK	—	(24)
Barclays Bank PLC	5/3/2019	4,400,774	USD	3,371,985	GBP	51	—
Barclays Bank PLC	5/3/2019	123,400	USD	446,966	ILS	—	(5)
Barclays Bank PLC	5/3/2019	131,640	USD	192,919	NZD	—	(9)
Barclays Bank PLC	5/6/2019	3,955,342	USD	3,926,650	CHF	—	(178)
Barclays Bank PLC	5/6/2019	10,599,974	USD	9,413,631	EUR	—	(388)
Barclays Bank PLC	5/6/2019	771,890	USD	6,638,292	NOK	12	—
Barclays Bank PLC	5/6/2019	1,311,291	USD	12,131,748	SEK	5	—
Barclays Bank PLC	5/6/2019	397,937	USD	538,687	SGD	—	(13)
Barclays Bank PLC	5/9/2019	4,055,662	USD	447,612,059	JPY	—	(1,171)
Canadian Imperial Bank of Commerce	4/3/2019	3,242,542	USD	4,555,668	AUD	6,352	—
Canadian Imperial Bank of Commerce	4/3/2019	4,280,507	USD	4,252,684	CHF	9,905	—
Canadian Imperial Bank of Commerce	4/3/2019	476,047	USD	3,111,172	DKK	8,064	—
Canadian Imperial Bank of Commerce	4/3/2019	11,643,848	USD	10,201,016	EUR	188,662	—
Canadian Imperial Bank of Commerce	4/3/2019	8,026,545	USD	6,025,708	GBP	174,338	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2019

Canadian Imperial Bank of Commerce	4/3/2019	139,304	USD	503,843	ILS	470	—
Canadian Imperial Bank of Commerce	4/3/2019	4,562,284	USD	506,715,547	JPY	—	(16,068)
Canadian Imperial Bank of Commerce	4/3/2019	857,574	USD	7,319,909	NOK	7,533	—
Canadian Imperial Bank of Commerce	4/3/2019	137,513	USD	201,667	NZD	—	(27)
Canadian Imperial Bank of Commerce	4/3/2019	1,472,152	USD	13,558,343	SEK	10,275	—
Canadian Imperial Bank of Commerce	4/3/2019	446,637	USD	603,241	SGD	1,268	—
Citibank N.A.	4/3/2019	4,124,041	AUD	2,929,570	USD	6	—
Citibank N.A.	4/3/2019	3,851,205	CHF	3,867,351	USD	80	—
Citibank N.A.	4/3/2019	2,859,334	DKK	430,098	USD	3	—
Citibank N.A.	4/3/2019	9,368,304	EUR	10,519,978	USD	118	—
Citibank N.A.	4/3/2019	5,564,796	GBP	7,251,819	USD	—	(236)
Citibank N.A.	4/3/2019	456,742	ILS	125,858	USD	—	(2)
Citibank N.A.	4/3/2019	456,187,706	JPY	4,121,931	USD	—	(115)
Citibank N.A.	4/3/2019	6,671,884	NOK	774,801	USD	—	(13)
Citibank N.A.	4/3/2019	182,167	NZD	124,240	USD	1	—
Citibank N.A.	4/3/2019	12,335,572	SEK	1,330,059	USD	—	(23)
Citibank N.A.	4/3/2019	546,553	SGD	403,527	USD	—	(11)
Citibank N.A.	4/3/2019	3,242,542	USD	4,555,476	AUD	6,489	—
Citibank N.A.	4/3/2019	4,280,507	USD	4,252,234	CHF	10,356	—
Citibank N.A.	4/3/2019	476,047	USD	3,110,881	DKK	8,108	—
Citibank N.A.	4/3/2019	11,643,848	USD	10,200,141	EUR	189,646	—
Citibank N.A.	4/3/2019	8,026,545	USD	6,025,347	GBP	174,810	—
Citibank N.A.	4/3/2019	139,304	USD	503,793	ILS	483	—
Citibank N.A.	4/3/2019	4,562,284	USD	506,672,205	JPY	—	(15,677)
Citibank N.A.	4/3/2019	857,574	USD	7,319,386	NOK	7,594	—
Citibank N.A.	4/3/2019	137,513	USD	201,653	NZD	—	(17)
Citibank N.A.	4/3/2019	1,472,152	USD	13,557,107	SEK	10,409	—
Citibank N.A.	4/3/2019	446,637	USD	603,238	SGD	1,270	—
Citibank N.A.	5/3/2019	2,926,062	USD	4,116,813	AUD	—	(96)
Citibank N.A.	5/3/2019	441,841	USD	2,929,649	DKK	—	(37)
Citibank N.A.	5/3/2019	4,400,774	USD	3,372,034	GBP	—	(13)
Citibank N.A.	5/3/2019	123,400	USD	446,941	ILS	1	—
Citibank N.A.	5/3/2019	131,640	USD	192,916	NZD	—	(6)
Citibank N.A.	5/6/2019	3,955,342	USD	3,926,606	CHF	—	(134)
Citibank N.A.	5/6/2019	10,599,974	USD	9,413,806	EUR	—	(586)
Citibank N.A.	5/6/2019	771,890	USD	6,638,386	NOK	1	—
Citibank N.A.	5/6/2019	1,311,291	USD	12,131,999	SEK	—	(22)
Citibank N.A.	5/6/2019	397,937	USD	538,660	SGD	8	—
Citibank N.A.	5/9/2019	4,055,662	USD	447,624,631	JPY	—	(1,285)
Credit Suisse International	4/3/2019	4,123,785	AUD	2,929,570	USD	—	(175)
Credit Suisse International	4/3/2019	3,851,127	CHF	3,867,351	USD	3	—
Credit Suisse International	4/3/2019	2,859,298	DKK	430,098	USD	—	(2)
Credit Suisse International	4/3/2019	9,368,229	EUR	10,519,978	USD	33	—
Credit Suisse International	4/3/2019	5,564,732	GBP	7,251,819	USD	—	(320)
Credit Suisse International	4/3/2019	456,669	ILS	125,858	USD	—	(22)
Credit Suisse International	4/3/2019	456,174,928	JPY	4,121,931	USD	—	(231)
Credit Suisse International	4/3/2019	6,671,722	NOK	774,801	USD	—	(32)
Credit Suisse International	4/3/2019	182,163	NZD	124,240	USD	—	(3)
Credit Suisse International	4/3/2019	12,335,257	SEK	1,330,059	USD	—	(57)
Credit Suisse International	4/3/2019	546,532	SGD	403,527	USD	—	(26)
Credit Suisse International	5/3/2019	2,926,062	USD	4,116,761	AUD	—	(59)
Credit Suisse International	5/3/2019	441,841	USD	2,929,612	DKK	—	(31)
Credit Suisse International	5/3/2019	4,400,774	USD	3,372,026	GBP	—	(3)
Credit Suisse International	5/3/2019	123,400	USD	446,939	ILS	2	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2019

Credit Suisse International	5/3/2019	131,640	USD	192,924	NZD	—	(12)
Credit Suisse International	5/6/2019	3,955,342	USD	3,926,686	CHF	—	(214)
Credit Suisse International	5/6/2019	10,599,974	USD	9,413,773	EUR	—	(548)
Credit Suisse International	5/6/2019	771,890	USD	6,638,397	NOK	—	—
Credit Suisse International	5/6/2019	1,311,291	USD	12,131,826	SEK	—	(3)
Credit Suisse International	5/6/2019	397,937	USD	538,740	SGD	—	(51)
Credit Suisse International	5/9/2019	4,055,662	USD	447,620,170	JPY	—	(1,245)
Goldman Sachs	4/3/2019	1,768,661	USD	2,484,584	AUD	3,698	—
Goldman Sachs	4/3/2019	2,334,826	USD	2,319,353	CHF	5,701	—
Goldman Sachs	4/3/2019	259,662	USD	1,696,823	DKK	4,426	—
Goldman Sachs	4/3/2019	6,351,192	USD	5,563,715	EUR	103,443	—
Goldman Sachs	4/3/2019	4,378,117	USD	3,286,487	GBP	95,438	—
Goldman Sachs	4/3/2019	75,987	USD	274,802	ILS	265	—
Goldman Sachs	4/3/2019	2,488,522	USD	276,365,050	JPY	—	(8,533)
Goldman Sachs	4/3/2019	467,771	USD	3,992,390	NOK	4,146	—
Goldman Sachs	4/3/2019	75,009	USD	109,997	NZD	—	(10)
Goldman Sachs	4/3/2019	802,996	USD	7,394,623	SEK	5,699	—
Goldman Sachs	4/3/2019	243,622	USD	329,052	SGD	685	—
JP Morgan Chase Bank N.A.	4/3/2019	996,671	AUD	701,849	USD	6,152	—
JP Morgan Chase Bank N.A.	4/3/2019	931,711	CHF	926,517	USD	9,120	—
JP Morgan Chase Bank N.A.	4/3/2019	682,822	DKK	103,040	USD	—	(330)
JP Morgan Chase Bank N.A.	4/3/2019	2,239,090	EUR	2,520,313	USD	—	(5,937)
JP Morgan Chase Bank N.A.	4/3/2019	1,333,123	GBP	1,737,347	USD	—	(131)
JP Morgan Chase Bank N.A.	4/3/2019	109,283	ILS	30,153	USD	—	(40)
JP Morgan Chase Bank N.A.	4/3/2019	109,547,904	JPY	987,507	USD	2,297	—
JP Morgan Chase Bank N.A.	4/3/2019	1,627,375	NOK	185,622	USD	3,361	—
JP Morgan Chase Bank N.A.	4/3/2019	43,776	NZD	29,765	USD	91	—
JP Morgan Chase Bank N.A.	4/3/2019	3,007,068	SEK	318,648	USD	5,578	—
JP Morgan Chase Bank N.A.	4/3/2019	131,306	SGD	96,675	USD	267	—
UBS AG	4/3/2019	121,330	AUD	86,644	USD	—	(456)
UBS AG	4/3/2019	3,142,041	AUD	2,232,056	USD	—	(58)
UBS AG	4/3/2019	113,608	CHF	114,379	USD	—	(293)
UBS AG	4/3/2019	2,934,243	CHF	2,946,554	USD	52	—
UBS AG	4/3/2019	84,132	DKK	12,720	USD	—	(65)
UBS AG	4/3/2019	2,178,586	DKK	327,698	USD	5	—
UBS AG	4/3/2019	275,643	EUR	311,134	USD	—	(1,602)
UBS AG	4/3/2019	7,137,791	EUR	8,015,225	USD	125	—
UBS AG	4/3/2019	162,254	GBP	214,476	USD	—	(3,041)
UBS AG	4/3/2019	4,239,892	GBP	5,525,198	USD	—	(121)
UBS AG	4/3/2019	13,471	ILS	3,722	USD	—	(10)
UBS AG	4/3/2019	348,009	ILS	95,896	USD	—	(2)
UBS AG	4/3/2019	13,461,215	JPY	121,908	USD	—	(281)
UBS AG	4/3/2019	347,570,659	JPY	3,140,519	USD	—	(97)
UBS AG	4/3/2019	195,552	NOK	22,915	USD	—	(206)
UBS AG	4/3/2019	5,083,320	NOK	590,326	USD	—	(14)
UBS AG	4/3/2019	5,315	NZD	3,674	USD	—	(49)
UBS AG	4/3/2019	138,800	NZD	94,662	USD	2	—
UBS AG	4/3/2019	362,994	SEK	39,337	USD	—	(199)
UBS AG	4/3/2019	9,398,543	SEK	1,013,383	USD	—	(21)
UBS AG	4/3/2019	16,127	SGD	11,935	USD	—	(28)
UBS AG	4/3/2019	416,425	SGD	307,452	USD	—	(8)
UBS AG	5/3/2019	2,229,385	USD	3,136,560	AUD	—	(26)
UBS AG	5/3/2019	336,644	USD	2,232,076	DKK	—	(19)
UBS AG	5/3/2019	3,352,974	USD	2,569,159	GBP	6	—
UBS AG	5/3/2019	94,023	USD	340,569	ILS	—	(7)
UBS AG	5/3/2019	100,299	USD	146,984	NZD	—	(4)
UBS AG	5/6/2019	3,013,596	USD	2,991,717	CHF	—	(118)
UBS AG	5/6/2019	8,076,173	USD	7,172,267	EUR	—	(267)
UBS AG	5/6/2019	588,110	USD	5,057,821	NOK	4	—
UBS AG	5/6/2019	999,080	USD	9,243,383	SEK	—	(11)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International Equity Fund (DDWM)

March 31, 2019

UBS AG	5/6/2019	303,191	USD	410,434	SGD	—	(12)
UBS AG	5/9/2019	3,090,030	USD	341,045,993	JPY	—	(965)

						$1,885,264	$(98,036)

CURRENCY LEGEND

AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
ILS	Israeli new shekel
JPY	Japanese yen
NOK	Norwegian krone
NZD	New Zealand dollar
SEK	Swedish krona
SGD	Singapore dollar
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

March 31, 2019

Investments	Shares	Value
EXCHANGE-TRADED FUND - 99.9%

United States - 99.9%
WisdomTree International Quality Dividend Growth Fund(a) (Cost: $19,685,935)	655,660	$18,843,668

Other Assets less Liabilities - 0.1%		20,579

NET ASSETS - 100.0%		$18,864,247

(a)	Affiliated company (See Note 4).

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	4/3/2019	305,371	AUD	216,933	USD	$—	$(8)
Bank of America N.A.	4/3/2019	253,910	CHF	254,973	USD	6	—
Bank of America N.A.	4/3/2019	1,707,487	DKK	256,829	USD	11	—
Bank of America N.A.	4/3/2019	559,219	EUR	627,956	USD	16	—
Bank of America N.A.	4/3/2019	512,253	GBP	667,547	USD	—	(21)
Bank of America N.A.	4/3/2019	45,956	ILS	12,664	USD	—	(1)
Bank of America N.A.	4/3/2019	35,683,866	JPY	322,427	USD	—	(11)
Bank of America N.A.	4/3/2019	637,036	NOK	73,981	USD	—	(4)
Bank of America N.A.	4/3/2019	22,205	NZD	15,144	USD	—	—
Bank of America N.A.	4/3/2019	1,820,630	SEK	196,312	USD	—	(9)
Bank of America N.A.	4/3/2019	18,827	SGD	13,901	USD	—	(1)
Bank of America N.A.	4/3/2019	227,263	USD	319,289	AUD	451	—
Bank of America N.A.	4/3/2019	267,114	USD	265,356	CHF	640	—
Bank of America N.A.	4/3/2019	269,059	USD	1,758,300	DKK	4,576	—
Bank of America N.A.	4/3/2019	657,858	USD	576,302	EUR	10,702	—
Bank of America N.A.	4/3/2019	699,335	USD	524,990	GBP	15,211	—
Bank of America N.A.	4/3/2019	13,267	USD	47,983	ILS	45	—
Bank of America N.A.	4/3/2019	337,780	USD	37,513,272	JPY	—	(1,166)
Bank of America N.A.	4/3/2019	77,504	USD	661,453	NOK	691	—
Bank of America N.A.	4/3/2019	15,865	USD	23,265	NZD	—	(2)
Bank of America N.A.	4/3/2019	205,661	USD	1,893,982	SEK	1,450	—
Bank of America N.A.	4/3/2019	14,563	USD	19,670	SGD	41	—
Bank of America N.A.	5/3/2019	214,805	USD	302,206	AUD	3	—
Bank of America N.A.	5/3/2019	274,514	USD	1,820,135	DKK	—	(16)
Bank of America N.A.	5/3/2019	418,162	USD	320,519	GBP	—	(143)
Bank of America N.A.	5/3/2019	10,621	USD	38,467	ILS	—	—
Bank of America N.A.	5/3/2019	16,303	USD	23,892	NZD	—	(1)
Bank of America N.A.	5/6/2019	256,124	USD	254,264	CHF	—	(10)
Bank of America N.A.	5/6/2019	632,967	USD	562,129	EUR	—	(27)
Bank of America N.A.	5/6/2019	73,500	USD	632,084	NOK	3	—
Bank of America N.A.	5/6/2019	193,590	USD	1,790,974	SEK	9	—
Bank of America N.A.	5/6/2019	13,854	USD	18,753	SGD	—	—
Bank of America N.A.	5/9/2019	321,721	USD	35,507,285	JPY	—	(91)
Barclays Bank PLC	4/3/2019	305,372	AUD	216,933	USD	—	(7)
Barclays Bank PLC	4/3/2019	253,908	CHF	254,973	USD	5	—
Barclays Bank PLC	4/3/2019	1,707,451	DKK	256,829	USD	6	—
Barclays Bank PLC	4/3/2019	559,219	EUR	627,956	USD	17	—
Barclays Bank PLC	4/3/2019	512,256	GBP	667,547	USD	—	(17)
Barclays Bank PLC	4/3/2019	45,957	ILS	12,664	USD	—	—
Barclays Bank PLC	4/3/2019	35,683,963	JPY	322,427	USD	—	(10)
Barclays Bank PLC	4/3/2019	637,052	NOK	73,981	USD	—	(2)
Barclays Bank PLC	4/3/2019	22,205	NZD	15,144	USD	—	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

March 31, 2019

Barclays Bank PLC	4/3/2019	1,820,674	SEK	196,312	USD	—	(5)
Barclays Bank PLC	4/3/2019	18,827	SGD	13,901	USD	—	(1)
Barclays Bank PLC	4/3/2019	227,263	USD	319,295	AUD	447	—
Barclays Bank PLC	4/3/2019	267,114	USD	265,350	CHF	646	—
Barclays Bank PLC	4/3/2019	269,059	USD	1,758,275	DKK	4,579	—
Barclays Bank PLC	4/3/2019	657,858	USD	576,295	EUR	10,710	—
Barclays Bank PLC	4/3/2019	699,335	USD	524,976	GBP	15,229	—
Barclays Bank PLC	4/3/2019	13,267	USD	47,983	ILS	45	—
Barclays Bank PLC	4/3/2019	337,780	USD	37,512,867	JPY	—	(1,162)
Barclays Bank PLC	4/3/2019	77,504	USD	661,486	NOK	687	—
Barclays Bank PLC	4/3/2019	15,865	USD	23,265	NZD	—	(2)
Barclays Bank PLC	4/3/2019	205,661	USD	1,893,933	SEK	1,455	—
Barclays Bank PLC	4/3/2019	14,563	USD	19,670	SGD	41	—
Barclays Bank PLC	5/3/2019	214,805	USD	302,210	AUD	—	—
Barclays Bank PLC	5/3/2019	274,514	USD	1,820,127	DKK	—	(15)
Barclays Bank PLC	5/3/2019	418,162	USD	320,406	GBP	5	—
Barclays Bank PLC	5/3/2019	10,621	USD	38,470	ILS	—	—
Barclays Bank PLC	5/3/2019	16,303	USD	23,892	NZD	—	(1)
Barclays Bank PLC	5/6/2019	256,124	USD	254,266	CHF	—	(12)
Barclays Bank PLC	5/6/2019	632,967	USD	562,126	EUR	—	(23)
Barclays Bank PLC	5/6/2019	73,500	USD	632,104	NOK	1	—
Barclays Bank PLC	5/6/2019	193,590	USD	1,791,048	SEK	1	—
Barclays Bank PLC	5/6/2019	13,854	USD	18,754	SGD	—	—
Barclays Bank PLC	5/9/2019	321,721	USD	35,507,445	JPY	—	(93)
Canadian Imperial Bank of Commerce	4/3/2019	227,263	USD	319,297	AUD	445	—
Canadian Imperial Bank of Commerce	4/3/2019	267,114	USD	265,378	CHF	618	—
Canadian Imperial Bank of Commerce	4/3/2019	269,059	USD	1,758,416	DKK	4,558	—
Canadian Imperial Bank of Commerce	4/3/2019	657,858	USD	576,340	EUR	10,659	—
Canadian Imperial Bank of Commerce	4/3/2019	699,335	USD	525,007	GBP	15,190	—
Canadian Imperial Bank of Commerce	4/3/2019	13,267	USD	47,985	ILS	45	—
Canadian Imperial Bank of Commerce	4/3/2019	337,780	USD	37,515,941	JPY	—	(1,190)
Canadian Imperial Bank of Commerce	4/3/2019	77,504	USD	661,543	NOK	681	—
Canadian Imperial Bank of Commerce	4/3/2019	15,865	USD	23,267	NZD	—	(3)
Canadian Imperial Bank of Commerce	4/3/2019	205,661	USD	1,894,113	SEK	1,435	—
Canadian Imperial Bank of Commerce	4/3/2019	14,563	USD	19,669	SGD	41	—
Citibank N.A.	4/3/2019	305,383	AUD	216,933	USD	—	—
Citibank N.A.	4/3/2019	253,908	CHF	254,973	USD	5	—
Citibank N.A.	4/3/2019	1,707,424	DKK	256,829	USD	2	—
Citibank N.A.	4/3/2019	559,211	EUR	627,956	USD	7	—
Citibank N.A.	4/3/2019	512,253	GBP	667,547	USD	—	(22)
Citibank N.A.	4/3/2019	45,958	ILS	12,664	USD	—	—
Citibank N.A.	4/3/2019	35,684,060	JPY	322,427	USD	—	(9)
Citibank N.A.	4/3/2019	637,057	NOK	73,981	USD	—	(1)
Citibank N.A.	4/3/2019	22,205	NZD	15,144	USD	—	—
Citibank N.A.	4/3/2019	1,820,687	SEK	196,312	USD	—	(3)
Citibank N.A.	4/3/2019	18,828	SGD	13,901	USD	—	—
Citibank N.A.	4/3/2019	227,263	USD	319,284	AUD	455	—
Citibank N.A.	4/3/2019	267,114	USD	265,350	CHF	646	—
Citibank N.A.	4/3/2019	269,059	USD	1,758,252	DKK	4,583	—
Citibank N.A.	4/3/2019	657,858	USD	576,291	EUR	10,715	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

March 31, 2019

Citibank N.A.	4/3/2019	699,335	USD	524,975	GBP	15,231	—
Citibank N.A.	4/3/2019	13,267	USD	47,980	ILS	46	—
Citibank N.A.	4/3/2019	337,780	USD	37,512,732	JPY	—	(1,161)
Citibank N.A.	4/3/2019	77,504	USD	661,496	NOK	686	—
Citibank N.A.	4/3/2019	15,865	USD	23,265	NZD	—	(2)
Citibank N.A.	4/3/2019	205,661	USD	1,893,940	SEK	1,454	—
Citibank N.A.	4/3/2019	14,563	USD	19,669	SGD	41	—
Citibank N.A.	5/3/2019	214,805	USD	302,219	AUD	—	(7)
Citibank N.A.	5/3/2019	274,514	USD	1,820,179	DKK	—	(23)
Citibank N.A.	5/3/2019	418,162	USD	320,411	GBP	—	(1)
Citibank N.A.	5/3/2019	10,621	USD	38,468	ILS	—	—
Citibank N.A.	5/3/2019	16,303	USD	23,892	NZD	—	(1)
Citibank N.A.	5/6/2019	256,124	USD	254,263	CHF	—	(9)
Citibank N.A.	5/6/2019	632,967	USD	562,136	EUR	—	(35)
Citibank N.A.	5/6/2019	73,500	USD	632,113	NOK	—	—
Citibank N.A.	5/6/2019	193,590	USD	1,791,085	SEK	—	(3)
Citibank N.A.	5/6/2019	13,854	USD	18,753	SGD	—	—
Citibank N.A.	5/9/2019	321,721	USD	35,508,443	JPY	—	(102)
Credit Suisse International	4/3/2019	305,364	AUD	216,933	USD	—	(13)
Credit Suisse International	4/3/2019	253,903	CHF	254,973	USD	—	—
Credit Suisse International	4/3/2019	1,707,403	DKK	256,829	USD	—	(1)
Credit Suisse International	4/3/2019	559,206	EUR	627,956	USD	2	—
Credit Suisse International	4/3/2019	512,247	GBP	667,547	USD	—	(29)
Credit Suisse International	4/3/2019	45,951	ILS	12,664	USD	—	(2)
Credit Suisse International	4/3/2019	35,683,060	JPY	322,427	USD	—	(18)
Credit Suisse International	4/3/2019	637,042	NOK	73,981	USD	—	(3)
Credit Suisse International	4/3/2019	22,204	NZD	15,144	USD	—	—
Credit Suisse International	4/3/2019	1,820,640	SEK	196,312	USD	—	(8)
Credit Suisse International	4/3/2019	18,827	SGD	13,901	USD	—	(1)
Credit Suisse International	5/3/2019	214,805	USD	302,215	AUD	—	(4)
Credit Suisse International	5/3/2019	274,514	USD	1,820,156	DKK	—	(19)
Credit Suisse International	5/3/2019	418,162	USD	320,410	GBP	—	—
Credit Suisse International	5/3/2019	10,621	USD	38,468	ILS	—	—
Credit Suisse International	5/3/2019	16,303	USD	23,893	NZD	—	(1)
Credit Suisse International	5/6/2019	256,124	USD	254,268	CHF	—	(14)
Credit Suisse International	5/6/2019	632,967	USD	562,134	EUR	—	(33)
Credit Suisse International	5/6/2019	73,500	USD	632,114	NOK	—	—
Credit Suisse International	5/6/2019	193,590	USD	1,791,059	SEK	—	—
Credit Suisse International	5/6/2019	13,854	USD	18,756	SGD	—	(2)
Credit Suisse International	5/9/2019	321,721	USD	35,508,089	JPY	—	(99)
Goldman Sachs	4/3/2019	123,965	USD	174,144	AUD	259	—
Goldman Sachs	4/3/2019	145,702	USD	144,736	CHF	356	—
Goldman Sachs	4/3/2019	146,761	USD	959,045	DKK	2,501	—
Goldman Sachs	4/3/2019	358,836	USD	314,344	EUR	5,844	—
Goldman Sachs	4/3/2019	381,458	USD	286,346	GBP	8,315	—
Goldman Sachs	4/3/2019	7,240	USD	26,183	ILS	25	—
Goldman Sachs	4/3/2019	184,247	USD	20,461,716	JPY	—	(632)
Goldman Sachs	4/3/2019	42,279	USD	360,848	NOK	375	—
Goldman Sachs	4/3/2019	8,657	USD	12,695	NZD	—	(1)
Goldman Sachs	4/3/2019	112,179	USD	1,033,033	SEK	796	—
Goldman Sachs	4/3/2019	7,946	USD	10,732	SGD	22	—
UBS AG	4/3/2019	232,670	AUD	165,285	USD	—	(4)
UBS AG	4/3/2019	193,454	CHF	194,266	USD	3	—
UBS AG	4/3/2019	1,300,917	DKK	195,681	USD	3	—
UBS AG	4/3/2019	426,068	EUR	478,444	USD	7	—
UBS AG	4/3/2019	390,294	GBP	508,610	USD	—	(11)
UBS AG	4/3/2019	35,027	ILS	9,652	USD	—	—
UBS AG	4/3/2019	27,187,818	JPY	245,659	USD	—	(8)
UBS AG	4/3/2019	485,413	NOK	56,371	USD	—	(1)
UBS AG	4/3/2019	16,922	NZD	11,541	USD	—	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (DHDG)

March 31, 2019

UBS AG	4/3/2019	1,387,222	SEK	149,575	USD	—	(3)
UBS AG	4/3/2019	14,349	SGD	10,594	USD	—	—
UBS AG	5/3/2019	163,663	USD	230,260	AUD	—	(2)
UBS AG	5/3/2019	209,156	USD	1,386,783	DKK	—	(12)
UBS AG	5/3/2019	318,602	USD	244,123	GBP	1	—
UBS AG	5/3/2019	8,095	USD	29,322	ILS	—	(1)
UBS AG	5/3/2019	12,425	USD	18,208	NZD	—	—
UBS AG	5/6/2019	195,143	USD	193,726	CHF	—	(8)
UBS AG	5/6/2019	482,265	USD	428,289	EUR	—	(16)
UBS AG	5/6/2019	56,001	USD	481,616	NOK	—	—
UBS AG	5/6/2019	147,501	USD	1,364,664	SEK	—	(2)
UBS AG	5/6/2019	10,556	USD	14,290	SGD	—	—
UBS AG	5/9/2019	245,122	USD	27,054,066	JPY	—	(77)

						$153,781	$(6,458)

CURRENCY LEGEND

AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
ILS	Israeli new shekel
JPY	Japanese yen
NOK	Norwegian krone
NZD	New Zealand dollar
SEK	Swedish krona
SGD	Singapore dollar
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2019

Investments	Shares	Value
COMMON STOCKS - 99.0%

Australia - 10.3%
A2B Australia Ltd.(a)	9,055	$13,508
Accent Group Ltd.	29,488	30,163
Adairs Ltd.	8,702	10,694
ALS Ltd.	10,183	54,902
Altium Ltd.	2,197	50,440
Ansell Ltd.	2,830	51,102
AP Eagers Ltd.	4,706	24,570
ARB Corp., Ltd.(a)	1,823	22,273
AUB Group Ltd.	1,876	17,444
Ausdrill Ltd.	18,227	21,104
Bapcor Ltd.	6,324	24,797
Beach Energy Ltd.	35,497	51,943
Bega Cheese Ltd.(a)	3,780	12,271
Blackmores Ltd.(a)	258	17,068
Blue Sky Alternative Investments Ltd.*(a)	13,107	4,562
Breville Group Ltd.	4,358	50,398
Brickworks Ltd.	3,969	48,832
BWX Ltd.(a)	2,049	3,304
carsales.com Ltd.	5,727	51,462
Cleanaway Waste Management Ltd.	27,031	42,627
Codan Ltd.	5,121	11,422
Collins Foods Ltd.	5,089	26,245
Corporate Travel Management Ltd.(a)	1,605	29,027
Costa Group Holdings Ltd.	3,970	14,495
CSR Ltd.	22,453	52,952
Domain Holdings Australia Ltd.(a)	8,388	15,194
DuluxGroup Ltd.	12,772	67,137
Elders Ltd.	2,121	9,145
Estia Health Ltd.	13,585	25,959
Event Hospitality and Entertainment Ltd.	3,741	36,194
Freedom Foods Group Ltd.	3,853	12,289
G8 Education Ltd.(a)	31,549	67,905
Genworth Mortgage Insurance Australia Ltd.(a)	37,194	63,146
GrainCorp Ltd. Class A	8,388	54,698
GUD Holdings Ltd.	3,210	27,203
GWA Group Ltd.	12,770	28,846
Hansen Technologies Ltd.	4,837	9,999
Healius Ltd.	18,799	35,121
HT&E Ltd.(a)	9,503	11,543
Huon Aquaculture Group Ltd.	5,631	18,960
IDP Education Ltd.	5,277	54,616
Independence Group NL	5,290	18,263
Ingenia Communities Group	15,508	33,269
Inghams Group Ltd.(a)	14,283	44,338
Integrated Research Ltd.(a)	8,568	15,824
Invocare Ltd.(a)	2,594	26,184
IOOF Holdings Ltd.(a)	13,654	59,359
IRESS Ltd.	6,121	56,829
JB Hi-Fi Ltd.(a)	5,252	93,082
Lovisa Holdings Ltd.(a)	1,625	10,343
McMillan Shakespeare Ltd.	2,803	23,893
Metcash Ltd.	27,603	51,961
Mineral Resources Ltd.	4,812	54,008
Monadelphous Group Ltd.	2,403	29,616
MyState Ltd.	5,149	15,874
Navigator Global Investments Ltd.	7,555	16,690
Navitas Ltd.	12,176	49,992
New Hope Corp., Ltd.	21,528	46,030
NIB Holdings Ltd.	11,026	41,041
Nick Scali Ltd.	4,565	18,386
Nine Entertainment Co. Holdings Ltd.	63,055	76,593
Northern Star Resources Ltd.	8,726	55,477
Nufarm Ltd.	3,855	12,898
OFX Group Ltd.	7,809	9,264
oOh!media Ltd.	7,246	20,023
OZ Minerals Ltd.	7,047	53,062
Peet Ltd.	16,635	12,053
Pendal Group Ltd.	10,810	71,030
Perpetual Ltd.	2,294	63,031
Platinum Asset Management Ltd.(a)	21,697	70,743
Premier Investments Ltd.	4,950	57,174
Qube Holdings Ltd.	40,381	80,317
Regis Healthcare Ltd.(a)	17,417	42,560
Regis Resources Ltd.	15,905	59,880
Resolute Mining Ltd.	14,670	12,609
Ridley Corp. Ltd.	17,336	17,056
Ruralco Holdings Ltd.	10,651	33,063
Sandfire Resources NL	3,949	19,384
Servcorp Ltd.(a)	6,837	12,919
Service Stream Ltd.	18,645	27,946
Sims Metal Management Ltd.	4,180	31,801
SmartGroup Corp., Ltd.	3,627	20,405
Southern Cross Media Group Ltd.	37,387	31,073
St Barbara Ltd.	9,383	22,462
Steadfast Group Ltd.	19,104	43,018
Super Retail Group Ltd.(a)	8,565	48,856
Tassal Group Ltd.	6,380	22,026
Webjet Ltd.	2,631	27,193
Webster Ltd.	13,580	14,470
WPP AUNZ Ltd.	43,911	19,651

Total Australia		3,068,579

Austria - 0.7%
Lenzing AG	1,121	120,207
Palfinger AG	877	24,619
Porr AG(a)	799	17,871
S IMMO AG	1,822	37,275

Total Austria		199,972

Belgium - 1.5%
Bekaert S.A.	2,295	53,961
Cofinimmo S.A.	709	94,258
D’ieteren S.A./N.V.	1,028	40,746
Econocom Group S.A./N.V.	3,271	13,347
Euronav N.V.	4,387	35,738
Kinepolis Group N.V.	574	32,484
Ontex Group N.V.	2,369	53,360
Warehouses De Pauw CVA	715	114,806

Total Belgium		438,700

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2019

Investments	Shares	Value
China - 2.8%
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.	18,000	$32,974
China Agri-Industries Holdings Ltd.	71,000	24,330
China Overseas Grand Oceans Group Ltd.	58,000	31,549
China Power Clean Energy Development Co., Ltd.	43,500	28,594
China Power International Development Ltd.	391,000	100,117
China South City Holdings Ltd.	228,000	36,597
China Travel International Investment Hong Kong Ltd.	119,956	30,562
CITIC Telecom International Holdings Ltd.	205,678	92,490
Dah Chong Hong Holdings Ltd.	69,779	25,156
Guotai Junan International Holdings Ltd.(a)	280,052	56,724
Poly Property Group Co., Ltd.	105,000	40,930
Shanghai Industrial Holdings Ltd.	41,000	96,520
Shenwan Hongyuan HK Ltd.	80,000	21,707
Shougang Fushan Resources Group Ltd.	209,903	48,131
Xiwang Special Steel Co., Ltd.	177,000	34,498
Yuexiu Property Co., Ltd.	526,638	126,797

Total China		827,676

Denmark - 1.1%
Alm Brand A/S	6,763	58,387
Matas A/S	3,940	38,993
Per Aarsleff Holding A/S	675	22,386
Ringkjoebing Landbobank A/S	374	23,007
Scandinavian Tobacco Group A/S Class A(b)	3,890	48,562
Schouw & Co. A/S	536	39,890
Spar Nord Bank A/S	5,389	47,255
Sydbank A/S	2,611	54,194

Total Denmark		332,674

Finland - 2.4%
Cargotec Oyj Class B	771	28,448
Citycon Oyj(a)	8,758	89,725
Cramo Oyj	1,870	36,808
Finnair Oyj	2,594	23,360
Kemira Oyj	6,424	79,490
Lassila & Tikanoja Oyj	1,290	20,713
Lehto Group Oyj(a)	996	4,753
Oriola Oyj Class B	7,154	18,837
Outokumpu Oyj(a)	19,280	70,098
Raisio Oyj Class V	5,808	16,271
Ramirent Oyj	4,018	24,746
Sanoma Oyj	3,299	32,357
Tieto Oyj(a)	2,850	87,043
Tokmanni Group Corp.	3,210	29,952
Valmet Oyj(a)	4,510	114,245
YIT Oyj(a)	9,202	53,367

Total Finland		730,213

France - 3.2%
Beneteau S.A.	1,330	15,591
Bonduelle SCA	720	21,141
Chargeurs S.A.	906	19,146
Coface S.A.	5,091	45,045
Derichebourg S.A.	4,128	16,788
Elior Group S.A.(b)	4,619	61,874
Gaztransport Et Technigaz S.A.	1,437	130,858
Interparfums S.A.	687	37,374
IPSOS	1,435	35,964
Jacquet Metal Service S.A.	614	10,245
Kaufman & Broad S.A.	980	40,076
Korian S.A.	1,733	70,208
Lectra	818	19,793
Maisons du Monde S.A.(b)	359	6,941
Metropole Television S.A.	5,488	101,307
Neopost S.A.	2,137	51,206
Oeneo S.A.	851	8,992
Rothschild & Co.	1,424	45,330
SPIE S.A.	4,398	77,828
Tarkett S.A.	2,022	43,456
Television Francaise 1	6,307	58,142
Vilmorin & Cie S.A.	697	36,940

Total France		954,245

Georgia - 0.1%
Bank of Georgia Group PLC	1,611	34,700

Germany - 3.3%
Aareal Bank AG	2,894	89,297
alstria office REIT-AG	4,448	72,419
AURELIUS Equity Opportunities SE & Co. KGaA	2,214	100,882
bet-at-home.com AG	713	46,434
Bilfinger SE	986	34,321
CANCOM SE	438	19,761
Comdirect Bank AG	2,166	24,564
CompuGroup Medical SE	622	36,667
CropEnergies AG	4,951	28,908
Deutz AG	2,907	24,350
Encavis AG	5,236	37,098
Gerresheimer AG	552	41,528
Hamburger Hafen und Logistik AG	1,630	37,300
Indus Holding AG	517	24,933
Kloeckner & Co. SE	2,722	20,035
Koenig & Bauer AG	259	10,859
MLP SE	5,024	25,103
NORMA Group SE	581	28,222
Pfeiffer Vacuum Technology AG	232	35,532
Sixt Leasing SE	1,072	12,663
SMA Solar Technology AG	286	5,861
Takkt AG	1,752	28,840
TLG Immobilien AG	2,799	84,354
VERBIO Vereinigte BioEnergie AG	2,163	16,819
Vossloh AG	685	31,343
Washtec AG	338	25,808
Wuestenrot & Wuerttembergische AG	2,174	41,791

Total Germany		985,692

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2019

Investments	Shares	Value
Hong Kong - 0.4%
Chong Hing Bank Ltd.	8,000	$14,798
Dah Sing Financial Holdings Ltd.	7,200	37,743
Hongkong & Shanghai Hotels Ltd. (The)	21,000	30,229
Kowloon Development Co., Ltd.	23,000	28,714
Television Broadcasts Ltd.	9,400	18,225

Total Hong Kong		129,709

Ireland - 0.6%
C&C Group PLC	12,555	45,112
FBD Holdings PLC	1,295	13,116
Grafton Group PLC	4,835	51,001
Greencore Group PLC	18,333	48,255
Hibernia REIT PLC	12,857	19,287
Irish Continental Group PLC	2,987	16,300

Total Ireland		193,071

Israel - 4.0%
Amot Investments Ltd.	17,262	96,076
Ashtrom Properties Ltd.	5,932	28,554
Avgol Industries 1953 Ltd.	25,641	27,136
Delek Automotive Systems Ltd.	8,665	33,425
Delek Group Ltd.	1,067	184,450
Direct Insurance Financial Investments Ltd.	2,261	25,542
Elco Ltd.	857	16,163
First International Bank of Israel Ltd.	3,198	75,312
Fox Wizel Ltd.	786	24,039
Harel Insurance Investments & Financial Services Ltd.	13,166	86,701
Hilan Ltd.	801	21,754
Inrom Construction Industries Ltd.	8,822	30,408
Magic Software Enterprises Ltd.	1,790	15,255
Matrix IT Ltd.	2,809	35,324
Maytronics Ltd.	3,815	24,616
Mega Or Holdings Ltd.	1,996	24,765
Melisron Ltd.	1,213	61,530
Menora Mivtachim Holdings Ltd.	2,771	33,838
OPC Energy Ltd.*	2,976	18,310
Paz Oil Co., Ltd.	775	115,780
Phoenix Holdings Ltd. (The)	6,004	31,134
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	501	25,317
Shapir Engineering and Industry Ltd.	12,206	41,568
Shufersal Ltd.	6,546	42,205
Strauss Group Ltd.	1,580	37,857
ZUR Shamir Holdings Ltd.	7,227	25,289

Total Israel		1,182,348

Italy - 5.0%
Anima Holding SpA(b)	7,501	30,692
Aquafil SpA	1,284	14,417
Ascopiave SpA	11,859	46,805
ASTM SpA	1,635	44,520
Azimut Holding SpA(a)	8,455	143,829
Banca Farmafactoring SpA(b)	12,298	74,913
Banca Generali SpA	5,428	135,183
Banca Popolare di Sondrio SCPA	7,399	20,255
Banca Sistema SpA(b)	9,752	16,425
BPER Banca	10,421	42,604
Brunello Cucinelli SpA	639	21,991
Cairo Communication SpA	8,163	34,555
Cerved Group SpA	6,044	60,128
Credito Emiliano SpA	7,925	44,582
Danieli & C. Officine Meccaniche SpA RSP	796	11,530
Datalogic SpA	1,055	24,640
doBank SpA(b)	2,937	39,409
El.En. SpA(a)	494	10,423
Enav SpA(b)	14,589	79,580
Falck Renewables SpA	7,549	27,421
Fincantieri SpA	9,348	11,504
Gamenet Group SpA(b)	2,360	23,902
Geox SpA	5,527	10,252
Gima TT SpA(a)(b)	2,122	16,974
Gruppo MutuiOnline SpA	1,314	27,236
Immobiliare Grande Distribuzione SIIQ SpA	6,682	48,319
La Doria SpA	1,453	13,134
Maire Tecnimont SpA	9,027	34,422
MARR SpA	2,024	46,089
Massimo Zanetti Beverage Group SpA(b)	3,073	20,634
OVS SpA*(a)(b)	10,122	18,583
RAI Way SpA(b)	9,423	48,777
Reply SpA	337	21,720
Saras SpA	43,464	80,575
Societa Cattolica di Assicurazioni SC	6,623	63,323
Technogym SpA(b)	1,948	23,995
Unieuro SpA*(b)	2,030	30,065
Zignago Vetro SpA	2,717	30,416

Total Italy		1,493,822

Japan - 24.6%
77 Bank Ltd. (The)	1,035	14,466
ADEKA Corp.(a)	1,700	24,927
Aeon Delight Co., Ltd.	1,200	46,673
Ai Holdings Corp.	1,500	24,787
Aica Kogyo Co., Ltd.(a)	900	30,004
Aichi Corp.(a)	5,900	37,313
Aichi Steel Corp.	400	12,414
Ain Holdings, Inc.	200	15,034
Aisan Industry Co., Ltd.	2,400	14,745
Akita Bank Ltd. (The)	539	10,942
Alpen Co., Ltd.	1,500	23,174
Amano Corp.	1,500	35,330
Anest Iwata Corp.	2,100	18,441
Anritsu Corp.(a)	1,600	29,634
AOKI Holdings, Inc.(a)	1,800	18,848
Aomori Bank Ltd. (The)	348	9,225
Aoyama Trading Co., Ltd.(a)	1,600	36,370
Arcs Co., Ltd.	1,800	39,583
Ariake Japan Co., Ltd.	200	10,697
As One Corp.	235	18,684

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2019

Investments	Shares	Value
ASKUL Corp.(a)	400	$9,981
Autobacs Seven Co., Ltd.(a)	1,800	29,923
Awa Bank Ltd. (The)	470	11,949
Axial Retailing, Inc.	400	12,323
Bank of Nagoya Ltd. (The)	449	14,482
Bank of Okinawa Ltd. (The)	342	10,645
Bank of Saga Ltd. (The)	1,400	24,108
Baroque Japan Ltd.(a)	2,100	16,373
Belc Co., Ltd.	300	13,579
Bell System24 Holdings, Inc.	1,901	23,495
Benefit One, Inc.	1,900	37,284
Bic Camera, Inc.	1,500	15,761
C.I. Takiron Corp.	3,900	21,141
Chiyoda Integre Co., Ltd.	1,500	27,822
Chugoku Bank Ltd. (The)	3,900	36,609
Chugoku Marine Paints Ltd.(a)	1,700	15,221
Citizen Watch Co., Ltd.(a)	7,900	44,038
COLOPL, Inc.(a)	2,600	16,138
Cosel Co., Ltd.(a)	1,700	17,893
Cosmo Energy Holdings Co., Ltd.	719	14,447
Cresco Ltd.(a)	300	9,012
Dai Nippon Toryo Co., Ltd.	2,600	25,980
Daibiru Corp.	2,400	22,767
Daido Steel Co., Ltd.	600	23,662
Daihen Corp.	437	11,232
Daiichikosho Co., Ltd.	800	40,909
Daishi Hokuetsu Financial Group, Inc.	1,300	36,703
Daiwabo Holdings Co., Ltd.	300	17,265
DeNA Co., Ltd.	1,900	28,615
Denyo Co., Ltd.(a)	1,395	17,254
Descente Ltd.(a)	1,183	30,995
Dip Corp.(a)	641	11,073
Doshisha Co., Ltd.	700	10,922
Eagle Industry Co., Ltd.(a)	1,900	20,753
Elecom Co., Ltd.	400	12,341
en-japan, Inc.(a)	300	8,727
EPS Holdings, Inc.	600	10,007
Exedy Corp.(a)	830	17,982
FCC Co., Ltd.	500	10,575
Financial Products Group Co., Ltd.	2,000	16,389
FP Corp.	359	21,212
Fuji Co., Ltd.	1,500	25,871
Fuji Corp., Ltd.(a)	3,700	27,411
Fuji Kyuko Co., Ltd.	400	15,034
Fujimi, Inc.	500	10,927
Fujimori Kogyo Co., Ltd.	371	10,190
Fujitec Co., Ltd.(a)	1,900	21,028
Fujitsu General Ltd.(a)	1,849	26,160
Fukuyama Transporting Co., Ltd.	361	13,894
Furukawa Co., Ltd.	1,600	20,136
Furukawa Electric Co., Ltd.(a)	1,400	35,302
Fuso Chemical Co., Ltd.(a)	400	6,729
Future Corp.	1,500	25,722
G-Tekt Corp.	1,600	22,117
Gakkyusha Co., Ltd.	2,312	27,134
Giken Ltd.	400	12,233
Glory Ltd.(a)	1,800	43,193
GMO Financial Holdings, Inc.	2,800	16,317
Goldcrest Co., Ltd.	1,500	20,247
GS Yuasa Corp.(a)	1,351	26,499
Gunma Bank Ltd. (The)	6,087	23,042
H2O Retailing Corp.(a)	1,900	26,470
Hachijuni Bank Ltd. (The)	11,900	49,348
Hakudo Co., Ltd.(a)	600	8,424
Hanwa Co., Ltd.	739	20,597
Hazama Ando Corp.	3,700	24,770
Heiwa Corp.(a)	2,349	46,944
Heiwa Real Estate Co., Ltd.	500	9,626
Hochiki Corp.	600	6,033
Hokkaido Electric Power Co., Inc.(a)	3,900	22,410
Hokkoku Bank Ltd. (The)	400	12,540
Hokuetsu Corp.	4,400	25,720
Hokuetsu Industries Co., Ltd.(a)	1,489	15,511
Hokuhoku Financial Group, Inc.(a)	2,306	24,021
Hyakugo Bank Ltd. (The)	7,600	24,169
Hyakujushi Bank Ltd. (The)	1,167	24,166
Ibiden Co., Ltd.(a)	2,010	30,544
Ichibanya Co., Ltd.(a)	400	17,491
Ichigo, Inc.(a)	5,900	20,202
Inaba Denki Sangyo Co., Ltd.	500	19,357
Inabata & Co., Ltd.	1,600	21,755
Inageya Co., Ltd.(a)	2,200	25,302
Information Services International-Dentsu Ltd.	300	10,340
Iseki & Co., Ltd.	1,500	22,076
Itochu Enex Co., Ltd.	3,600	29,012
Itoham Yonekyu Holdings, Inc.(a)	3,900	24,277
Iyo Bank Ltd. (The)(a)	6,000	31,766
JAC Recruitment Co., Ltd.	600	13,248
Japan Aviation Electronics Industry Ltd.	1,700	23,668
Japan Lifeline Co., Ltd.	600	9,909
Japan Steel Works Ltd. (The)	600	11,053
Japan Wool Textile Co., Ltd. (The)	2,284	19,459
Jimoto Holdings, Inc.(a)	15,800	16,559
Joshin Denki Co., Ltd.	246	5,670
JSP Corp.(a)	400	8,829
Juroku Bank Ltd. (The)	1,500	30,465
K’s Holdings Corp.(a)	3,590	31,851
kabu.com Securities Co., Ltd.	6,200	31,144
Kaga Electronics Co., Ltd.(a)	600	11,015
Kaken Pharmaceutical Co., Ltd.	800	36,355
Kanamoto Co., Ltd.	400	9,902
Kandenko Co., Ltd.	2,678	22,888
Kanematsu Corp.(a)	1,800	20,572
Kanematsu Electronics Ltd.	1,200	36,265
Kasai Kogyo Co., Ltd.(a)	2,105	15,557
Kato Sangyo Co., Ltd.(a)	348	11,476
Keihin Corp.(a)	1,500	24,556
Keiyo Bank Ltd. (The)	2,501	14,597
Keiyo Co., Ltd.	4,500	20,125
KH Neochem Co., Ltd.	400	9,649
Kintetsu World Express, Inc.	1,500	22,849
Kitz Corp.(a)	1,900	13,921
Kiyo Bank Ltd. (The)(a)	1,700	23,699

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2019

Investments	Shares	Value
Koa Corp.	1,492	$20,071
Koei Tecmo Holdings Co., Ltd.(a)	2,260	43,573
Kohnan Shoji Co., Ltd.	1,800	44,673
Kokuyo Co., Ltd.	1,600	23,476
KOMEDA Holdings Co., Ltd.	1,600	30,414
Kondotec, Inc.	2,100	19,087
Konishi Co., Ltd.	1,600	23,186
Kumagai Gumi Co., Ltd.	700	21,882
Kurabo Industries Ltd.	463	8,496
Kureha Corp.	300	16,832
Kurimoto Ltd.	1,600	21,047
Kyoei Steel Ltd.(a)	600	8,554
KYORIN Holdings, Inc.(a)	1,673	32,663
Kyushu Financial Group, Inc.(a)	10,400	42,282
Life Corp.	466	10,012
Lintec Corp.	1,700	36,769
Maeda Road Construction Co., Ltd.	1,742	33,822
Mandom Corp.	542	13,936
Mani, Inc.	154	7,527
Matsui Construction Co., Ltd.(a)	3,400	21,810
Matsui Securities Co., Ltd.(a)	6,600	62,133
Maxell Holdings Ltd.(a)	1,600	22,695
Meidensha Corp.	1,500	20,558
Meitec Corp.(a)	700	31,811
METAWATER Co., Ltd.	400	11,275
Mirait Holdings Corp.(a)	1,700	24,835
Mitsubishi Logistics Corp.(a)	2,000	55,834
Mitsubishi Pencil Co., Ltd.	500	9,690
Mitsubishi Shokuhin Co., Ltd.(a)	1,600	41,863
Mitsuboshi Belting Ltd.	500	8,895
Mitsui Mining & Smelting Co., Ltd.	500	12,825
Mitsui Sugar Co., Ltd.	600	14,777
Mixi, Inc.	2,400	55,465
Miyazaki Bank Ltd. (The)	558	13,959
Mochida Pharmaceutical Co., Ltd.	700	35,922
Modec, Inc.	500	14,230
Monex Group, Inc.(a)	3,700	12,803
Morinaga & Co., Ltd.	400	17,365
Morinaga Milk Industry Co., Ltd.	500	16,963
Morita Holdings Corp.	500	8,222
Musashi Seimitsu Industry Co., Ltd.	800	10,842
Musashino Bank Ltd. (The)	700	13,970
Nagaileben Co., Ltd.	600	13,010
Nagase & Co., Ltd.	2,300	33,019
Nakanishi, Inc.	1,517	29,645
NET One Systems Co., Ltd.	1,600	40,287
Nichias Corp.	1,174	23,250
Nichiha Corp.	354	9,755
NichiiGakkan Co., Ltd.	1,700	20,013
Nihon Kohden Corp.	1,500	44,586
Nihon Parkerizing Co., Ltd.	1,540	19,228
Nihon Unisys Ltd.	1,800	47,681
Nippon Densetsu Kogyo Co., Ltd.	500	10,408
Nippon Electric Glass Co., Ltd.	2,200	58,337
Nippon Flour Mills Co., Ltd.	1,881	32,289
Nippon Parking Development Co., Ltd.	12,191	18,944
Nippon Signal Co., Ltd.(a)	2,400	21,488
Nippon Soda Co., Ltd.	500	13,209
Nippon Steel & Sumikin Bussan Corp.	800	32,525
Nishi-Nippon Financial Holdings, Inc.	3,500	29,724
Nishimatsu Construction Co., Ltd.(a)	1,650	36,567
Nisshin Oillio Group Ltd. (The)	442	13,058
Nisshinbo Holdings, Inc.(a)	3,750	32,762
Nissin Electric Co., Ltd.	3,900	35,764
Nissin Kogyo Co., Ltd.	1,700	21,303
Nitta Corp.(a)	456	14,831
Nitto Kogyo Corp.(a)	500	10,001
Nitto Kohki Co., Ltd.	600	11,839
Noevir Holdings Co., Ltd.	473	22,948
NOF Corp.	1,086	36,990
Nohmi Bosai Ltd.	600	9,806
Nomura Co., Ltd.	679	19,140
Noritz Corp.	1,600	24,979
North Pacific Bank Ltd.	8,100	20,271
NS Solutions Corp.	1,500	40,493
NTN Corp.(a)	11,624	34,446
NuFlare Technology, Inc.	200	11,095
Obara Group, Inc.	327	10,828
Ogaki Kyoritsu Bank Ltd. (The)	800	16,624
Ohsho Food Service Corp.	1,272	80,559
Oiles Corp.(a)	700	11,169
Okamoto Industries, Inc.	200	10,101
Okamura Corp.	1,600	16,754
Okumura Corp.(a)	1,690	53,669
OSG Corp.	1,800	34,720
Outsourcing, Inc.(a)	600	7,405
PAL GROUP Holdings Co., Ltd.	545	14,796
Paramount Bed Holdings Co., Ltd.	500	22,180
Parco Co., Ltd.	2,200	20,075
Pilot Corp.	200	8,104
Piolax, Inc.(a)	1,500	28,852
Press Kogyo Co., Ltd.	3,500	18,562
Prima Meat Packers Ltd.	557	10,336
Prospect Co., Ltd.(a)	80,000	13,010
Raito Kogyo Co., Ltd.	1,700	22,915
Rengo Co., Ltd.	4,250	39,856
Ricoh Leasing Co., Ltd.	500	15,088
Riken Corp.	200	9,089
Riso Kagaku Corp.	1,500	23,716
Round One Corp.	1,130	14,303
Sac’s Bar Holdings, Inc.	2,400	24,892
San-In Godo Bank Ltd. (The)(a)	2,500	17,934
Sanrio Co., Ltd.(a)	1,700	40,563
Sanyo Chemical Industries Ltd.	400	18,503
Sanyo Special Steel Co., Ltd.	500	10,250
Sapporo Holdings Ltd.	1,700	37,122
Sato Holdings Corp.	500	11,727
Sawai Pharmaceutical Co., Ltd.	700	40,538
Seiko Holdings Corp.	800	19,045
Seiren Co., Ltd.(a)	1,500	22,157

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2019

Investments	Shares	Value
Senko Group Holdings Co., Ltd.(a)	3,780	$31,385
Senshu Ikeda Holdings, Inc.	9,600	24,632
Shibuya Corp.	300	8,863
Shiga Bank Ltd. (The)	584	13,919
Shikoku Bank Ltd. (The)	1,800	16,913
Shikoku Chemicals Corp.(a)	1,512	16,529
Shikoku Electric Power Co., Inc.(a)	2,800	34,100
Shima Seiki Manufacturing Ltd.(a)	300	9,215
Shimachu Co., Ltd.	1,653	43,070
Shinko Electric Industries Co., Ltd.(a)	2,400	18,387
SHO-BOND Holdings Co., Ltd.	300	20,030
Shochiku Co., Ltd.	100	11,203
Shoei Co., Ltd.	277	11,825
Showa Corp.	600	7,654
Siix Corp.(a)	1,800	27,256
Sinanen Holdings Co., Ltd.	1,200	22,821
SKY Perfect JSAT Holdings, Inc.(a)	8,100	33,663
Sotetsu Holdings, Inc.	2,000	61,526
Sparx Group Co., Ltd.(a)	6,200	13,107
SRA Holdings	500	11,135
Star Micronics Co., Ltd.(a)	1,600	24,357
Starts Corp., Inc.	800	17,079
Sumitomo Bakelite Co., Ltd.	400	14,329
Sumitomo Densetsu Co., Ltd.	1,400	23,754
Sumitomo Forestry Co., Ltd.(a)	2,700	37,493
Sumitomo Mitsui Construction Co., Ltd.	2,613	18,201
Sumitomo Osaka Cement Co., Ltd.	600	23,635
Sumitomo Riko Co., Ltd.	2,300	19,284
Sumitomo Seika Chemicals Co., Ltd.	225	8,273
Suruga Bank Ltd.*(a)	2,700	12,514
T-Gaia Corp.	1,800	29,858
Tachibana Eletech Co., Ltd.(a)	1,500	22,537
Taikisha Ltd.	600	18,241
Taiyo Yuden Co., Ltd.(a)	1,500	29,503
Takara Holdings, Inc.	2,100	24,835
Takara Standard Co., Ltd.	1,600	24,502
Takasago International Corp.	400	12,088
Takasago Thermal Engineering Co., Ltd.	1,700	27,370
Takeuchi Manufacturing Co., Ltd.	453	7,968
Takuma Co., Ltd.	1,600	19,096
Tamron Co., Ltd.	1,600	29,186
Tanseisha Co., Ltd.	1,700	20,089
TechnoPro Holdings, Inc.	373	22,241
Tekken Corp.	1,400	34,480
Toagosei Co., Ltd.	2,100	22,198
TOC Co., Ltd.	3,500	24,190
Toda Corp.	4,204	25,828
Toei Animation Co., Ltd.	300	14,799
Toho Bank Ltd. (The)(a)	9,714	25,978
Toho Zinc Co., Ltd.(a)	1,400	39,590
TOKAI Holdings Corp.	2,300	19,097
Tokai Rika Co., Ltd.	1,800	30,687
Tokai Tokyo Financial Holdings, Inc.(a)	9,718	35,207
Tokyo Ohka Kogyo Co., Ltd.	500	13,642
Tokyo Seimitsu Co., Ltd.(a)	600	15,265
Tokyo Steel Manufacturing Co., Ltd.	1,857	16,140
Tokyotokeiba Co., Ltd.	380	11,535
Tokyu Construction Co., Ltd.	2,300	17,247
Tomy Co., Ltd.	2,000	20,635
Topcon Corp.	1,900	22,419
Toppan Forms Co., Ltd.	2,300	19,637
Topre Corp.(a)	1,500	28,012
Topy Industries Ltd.	600	12,002
Toshiba Plant Systems & Services Corp.	1,800	31,923
Toshiba TEC Corp.	600	16,669
Totetsu Kogyo Co., Ltd.	445	12,262
Toyo Ink SC Holdings Co., Ltd.	1,428	32,060
TPR Co., Ltd.	1,500	28,527
Transcosmos, Inc.(a)	300	5,852
Tsubaki Nakashima Co., Ltd.(a)	793	14,236
Tsubakimoto Chain Co.	656	23,411
Tsumura & Co.(a)	813	24,716
UKC Holdings Corp.(a)	754	13,944
Unipres Corp.	1,500	23,431
United Arrows Ltd.	400	13,931
Unizo Holdings Co., Ltd.	2,100	40,051
Valor Holdings Co., Ltd.	600	14,539
Vital KSK Holdings, Inc.(a)	1,800	17,758
VT Holdings Co., Ltd.(a)	3,700	13,940
Wacoal Holdings Corp.	1,034	25,709
WIN-Partners Co., Ltd.(a)	1,500	17,075
Xebio Holdings Co., Ltd.	1,700	18,722
Yahagi Construction Co., Ltd.	3,400	23,561
Yamagata Bank Ltd. (The)	1,268	22,568
Yamanashi Chuo Bank Ltd. (The)	1,383	17,131
Yamazen Corp.	2,200	23,196
Yaoko Co., Ltd.	300	14,745
Yellow Hat Ltd.	800	10,524
Yuasa Trading Co., Ltd.	500	14,094
Yumeshin Holdings Co., Ltd.(a)	2,200	15,364
Zenrin Co., Ltd.	300	6,643
Zojirushi Corp.(a)	1,800	18,702

Total Japan		7,369,931

Netherlands - 1.8%
Arcadis N.V.(a)	2,161	33,679
BE Semiconductor Industries N.V.	4,952	131,892
BinckBank N.V.	4,140	29,286
Corbion N.V.	975	29,340
ForFarmers N.V.	2,064	16,988
Intertrust N.V.(b)	3,131	59,063
Koninklijke BAM Groep N.V.	6,151	26,549
Koninklijke Volkerwessels N.V.	3,010	62,120
PostNL N.V.	24,899	63,716
Sligro Food Group N.V.	1,143	41,005
TKH Group N.V. CVA	951	44,892
Wessanen	314	3,829

Total Netherlands		542,359

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2019

Investments	Shares	Value
New Zealand - 4.3%
Abano Healthcare Group Ltd.	5,882	$15,645
Air New Zealand Ltd.	72,199	124,823
Chorus Ltd.	22,219	89,405
Contact Energy Ltd.	30,538	144,539
EBOS Group Ltd.	4,990	74,870
Freightways Ltd.	6,982	39,332
Genesis Energy Ltd.	51,087	112,189
Infratil Ltd.	25,606	72,822
Kathmandu Holdings Ltd.	12,122	18,519
Kiwi Property Group Ltd.	69,481	70,368
Mainfreight Ltd.	1,893	46,283
Metlifecare Ltd.	6,027	20,511
New Zealand Refining Co., Ltd. (The)	27,350	39,171
NZX Ltd.	32,302	22,030
Oceania Healthcare Ltd.	20,984	14,454
Port of Tauranga Ltd.	15,089	55,878
Restaurant Brands New Zealand Ltd.	3,903	23,291
Skellerup Holdings Ltd.	13,547	19,494
SKY Network Television Ltd.	33,065	29,090
SKYCITY Entertainment Group Ltd.	32,052	84,596
Summerset Group Holdings Ltd.	3,547	15,966
Tourism Holdings Ltd.	4,709	15,223
Trade Me Group Ltd.	12,809	56,083
Trustpower Ltd.	4,471	20,155
Z Energy Ltd.	16,086	68,676

Total New Zealand		1,293,413

Norway - 2.9%
ABG Sundal Collier Holding ASA	58,555	27,878
American Shipping Co. ASA*	8,524	31,625
Atea ASA*	5,024	73,042
Austevoll Seafood ASA	5,026	59,530
Borregaard ASA	2,482	24,642
Entra ASA(b)	4,657	70,410
Evry A/S(b)	11,634	42,961
Grieg Seafood ASA	3,800	46,156
Kongsberg Gruppen ASA	2,462	37,509
Norway Royal Salmon ASA	1,733	40,248
Ocean Yield ASA	11,753	87,210
Sbanken ASA(b)	2,154	19,585
Scatec Solar ASA(b)	2,448	25,215
Selvaag Bolig ASA	7,180	35,852
SpareBank 1 SMN	4,963	50,370
SpareBank 1 SR-Bank ASA	10,202	117,757
Veidekke ASA	6,684	70,243
XXL ASA(a)(b)	4,119	13,632

Total Norway		873,865

Portugal - 1.7%
Altri, SGPS, S.A.	7,297	57,190
CTT-Correios de Portugal S.A.	13,584	39,352
Mota-Engil, SGPS, S.A.*(a)	8,325	19,069
NOS, SGPS, S.A.	25,747	164,787
REN - Redes Energeticas Nacionais, SGPS, S.A.	34,685	99,001
Semapa-Sociedade de Investimento e Gestao	1,984	32,347
Sonae Capital, SGPS, S.A.	23,476	23,065
Sonae, SGPS, S.A.	57,106	59,120

Total Portugal		493,931

Singapore - 3.8%
Asian Pay Television Trust	263,701	24,530
Banyan Tree Holdings Ltd.	68,700	28,910
Best World International Ltd.(a)	16,300	26,114
Boustead Singapore Ltd.	34,185	19,938
Bukit Sembawang Estates Ltd.	9,600	40,044
China Aviation Oil Singapore Corp., Ltd.	28,234	27,932
Chip Eng Seng Corp., Ltd.(a)	43,305	24,458
First Resources Ltd.	44,127	53,428
GuocoLand Ltd.	25,700	36,809
HRnetgroup Ltd.	25,500	14,590
Hutchison Port Holdings Trust	604,500	142,058
Japfa Ltd.	35,600	17,084
Keppel Infrastructure Trust(a)	218,061	74,860
NetLink NBN Trust	163,500	100,188
Oxley Holdings Ltd.	85,832	19,644
Perennial Real Estate Holdings Ltd.	75,000	35,161
Raffles Medical Group Ltd.	26,100	20,618
Riverstone Holdings Ltd.	30,100	24,222
Sheng Siong Group Ltd.	59,900	45,992
SIA Engineering Co., Ltd.	30,500	55,393
Singapore Post Ltd.	40,000	29,531
StarHub Ltd.	123,800	136,185
Tuan Sing Holdings Ltd.	82,000	24,518
UMS Holdings Ltd.	40,600	21,731
United Engineers Ltd.	18,500	34,419
Yanlord Land Group Ltd.	64,009	64,269

Total Singapore		1,142,626

Spain - 1.9%
Almirall S.A.	2,208	37,685
Applus Services S.A.	1,719	20,537
Atresmedia Corp. de Medios de Comunicacion S.A.(a)	11,859	55,634
Bolsas y Mercados Espanoles SHMSF S.A.	4,476	125,245
Construcciones y Auxiliar de Ferrocarriles S.A.	561	26,992
Ence Energia y Celulosa S.A.	4,947	27,552
Euskaltel S.A.(b)	6,721	62,675
Faes Farma S.A.	8,068	34,153
Fluidra S.A.*	1,402	16,120
Lar Espana Real Estate Socimi S.A.	4,185	34,961
Parques Reunidos Servicios Centrales SAU(b)	1,916	23,321
Sacyr S.A.	13,550	34,309
Tecnicas Reunidas S.A.(a)	2,650	74,597

Total Spain		573,781

Sweden - 5.9%
Acando AB	4,577	20,380
AddTech AB Class B	1,317	27,404
AF Poyry AB Class B	1,613	26,955

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2019

Investments	Shares	Value
Ahlstrom-Munksjo Oyj(a)	2,798	$42,916
Ambea AB(b)	2,682	22,988
Atrium Ljungberg AB Class B	3,755	64,288
Avanza Bank Holding AB	501	21,552
Beijer Ref AB	1,224	19,729
Betsson AB*	5,289	40,218
Bilia AB Class A	4,910	42,005
Bonava AB Class B	3,888	49,002
Bravida Holding AB(b)	3,468	30,641
Clas Ohlson AB Class B(a)	4,384	33,795
Cloetta AB Class B	7,696	19,914
Duni AB	1,674	18,120
Dustin Group AB(b)	4,004	37,643
Evolution Gaming Group AB(b)	524	41,382
Fagerhult AB(a)	2,961	22,793
Getinge AB Class B	4,823	56,288
Granges AB	1,950	20,120
Hemfosa Fastigheter AB	4,463	39,239
HIQ International AB*	2,651	17,149
Holmen AB Class B	2,953	64,152
JM AB(a)	4,318	77,559
KappAhl AB	6,460	11,772
KNOW IT AB	601	12,894
Kungsleden AB	6,160	49,146
Loomis AB Class B	1,480	51,060
Mycronic AB	2,356	33,656
NCC AB Class B(a)	5,312	81,868
NetEnt AB*	8,278	30,121
Nobia AB	7,031	41,313
Nobina AB(b)	4,125	26,617
Nolato AB Class B	536	22,335
Nordic Waterproofing Holding A/S(b)	2,396	21,466
NP3 Fastigheter AB	3,568	28,851
Paradox Interactive AB(a)	886	13,755
Peab AB	13,925	120,629
Platzer Fastigheter Holding AB Class B	2,381	19,638
Ratos AB Class B	13,449	27,303
Resurs Holding AB(b)	9,303	57,772
Scandi Standard AB	3,094	20,415
SkiStar AB	2,118	23,369
Sweco AB Class B	2,407	58,129
Thule Group AB(b)	1,758	39,802
Wallenstam AB Class B	5,983	60,538
Wihlborgs Fastigheter AB	3,705	50,618

Total Sweden		1,759,299

Switzerland - 1.5%
Autoneum Holding AG(a)	158	18,213
Bobst Group S.A. Registered Shares	276	16,697
Cembra Money Bank AG	1,014	95,861
Comet Holding AG Registered Shares*	224	19,118
EFG International AG*	6,644	42,030
Galenica AG*(b)	1,100	54,453
Huber + Suhner AG Registered Shares	338	24,402
Implenia AG Registered Shares	617	18,376
Mobilezone Holding AG Registered Shares	2,700	27,084
Oriflame Holding AG	1,533	29,502
Panalpina Welttransport Holding AG Registered Shares	539	89,734
u-blox Holding AG*	70	5,314
Ypsomed Holding AG Registered Shares*	180	23,045

Total Switzerland		463,829

United Kingdom - 15.2%
A.G. Barr PLC	2,062	21,683
Aggreko PLC	7,965	81,702
Ascential PLC	6,903	32,076
Balfour Beatty PLC	8,849	30,222
BCA Marketplace PLC	23,313	60,027
Biffa PLC(b)	7,024	20,319
Big Yellow Group PLC	3,690	47,674
Bodycote PLC	3,807	40,827
Bovis Homes Group PLC	3,729	51,676
Brewin Dolphin Holdings PLC	8,154	33,172
Britvic PLC	6,644	82,462
Card Factory PLC	33,165	77,918
CareTech Holdings PLC	4,478	19,547
Central Asia Metals PLC	10,950	33,816
Chemring Group PLC	6,986	12,635
Chesnara PLC	6,632	32,666
Civitas Social Housing PLC	21,117	26,416
Close Brothers Group PLC	5,181	98,229
CMC Markets PLC(b)	15,030	16,275
Coats Group PLC	23,508	24,230
Computacenter PLC	1,720	24,788
Concentric AB	1,214	19,240
ContourGlobal PLC(b)	9,082	20,426
Costain Group PLC	3,390	14,798
Countryside Properties PLC(b)	9,379	39,695
Cranswick PLC	674	23,906
Crest Nicholson Holdings PLC	15,769	76,027
Dairy Crest Group PLC	5,966	48,277
Devro PLC	9,155	23,501
Dignity PLC	1,250	11,149
Diploma PLC	2,177	41,360
DiscoverIE Group PLC	4,546	23,339
Dixons Carphone PLC	51,825	99,101
Domino’s Pizza Group PLC	10,223	32,237
Drax Group PLC	12,520	61,733
Dunelm Group PLC	8,309	94,141
Eco Animal Health Group PLC	2,317	13,284
Elementis PLC	12,854	27,218
Epwin Group PLC	16,814	15,994
Equiniti Group PLC(b)	5,101	13,826
Eurocell PLC	4,290	13,304
Euromoney Institutional Investor PLC	2,357	38,637
FDM Group Holdings PLC	1,717	20,114
First Derivatives PLC	201	7,045
Forterra PLC(b)	6,546	25,120
Galliford Try PLC	6,294	54,662
Games Workshop Group PLC	1,181	48,399
Gamma Communications PLC	2,039	25,985
Genus PLC	680	19,671
Go-Ahead Group PLC (The)	2,428	62,042

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2019

Investments	Shares	Value
Greene King PLC	13,639	$118,257
Greggs PLC	2,294	54,971
Halfords Group PLC	8,692	26,277
Hastings Group Holdings PLC(b)	23,341	65,878
Headlam Group PLC	4,460	25,920
Helical PLC	5,830	25,107
Hill & Smith Holdings PLC	1,512	24,490
Hilton Food Group PLC	2,320	28,719
Ibstock PLC(b)	11,072	34,597
Inmarsat PLC	17,213	124,483
iomart Group PLC	3,773	17,158
ITE Group PLC	14,292	13,036
J D Wetherspoon PLC	1,783	30,436
James Fisher & Sons PLC	1,054	27,139
John Laing Group PLC(b)	5,870	29,066
Johnson Service Group PLC	13,954	25,274
Jupiter Fund Management PLC	25,592	120,652
Kainos Group PLC	4,396	31,620
Kcom Group PLC	31,404	28,768
Keller Group PLC	2,507	20,156
Kier Group PLC(a)	5,747	27,199
Lookers PLC	19,977	26,291
M&C Saatchi PLC	3,375	16,492
Majestic Wine PLC	2,334	6,782
Marshalls PLC	5,575	44,931
Marston’s PLC	48,925	65,473
MJ Gleeson PLC	2,522	26,422
Morgan Advanced Materials PLC	9,724	30,790
Morgan Sindall Group PLC	1,282	20,948
N Brown Group PLC	18,536	23,779
National Express Group PLC	14,069	74,430
Northgate PLC	5,129	24,996
Numis Corp. PLC	5,104	16,627
On the Beach Group PLC(b)	1,509	8,622
OneSavings Bank PLC	5,754	28,761
Oxford Instruments PLC	1,035	13,176
Pagegroup PLC	13,994	85,704
PayPoint PLC	2,957	33,021
Pendragon PLC	82,276	30,019
Pets at Home Group PLC	27,727	57,302
Photo-Me International PLC	22,086	22,966
Polar Capital Holdings PLC	4,623	31,445
PRS REIT PLC (The)	20,326	26,115
PZ Cussons PLC	9,468	24,206
QinetiQ Group PLC	13,233	51,937
Redde PLC	14,863	23,047
Renewi PLC	38,832	11,891
Restaurant Group PLC (The)	21,118	32,471
RPS Group PLC	6,822	16,641
Safestore Holdings PLC	5,995	46,597
Saga PLC	62,282	90,246
Savills PLC	3,329	39,236
Senior PLC	8,050	22,888
SIG PLC	17,338	32,081
Softcat PLC	4,033	43,618
Spire Healthcare Group PLC(b)	5,825	9,837
Spirent Communications PLC	17,283	32,385
St. Modwen Properties PLC	5,337	27,595
Staffline Group PLC	1,041	11,801
Stagecoach Group PLC	40,577	81,214
Superdry PLC	1,751	12,503
Synthomer PLC	6,808	33,657
TalkTalk Telecom Group PLC(a)	47,440	68,184
TBC Bank Group PLC	1,102	22,171
Telecom Plus PLC	3,107	61,538
TI Fluid Systems PLC(b)	6,246	14,894
Trifast PLC	5,580	13,851
TT Electronics PLC	6,367	18,045
Ultra Electronics Holdings PLC	1,864	38,765
Vesuvius PLC	6,848	52,960
Volution Group PLC	7,662	16,923
WH Smith PLC	1,995	55,163
Wincanton PLC	5,755	17,735
Xaar PLC	4,898	6,753
XPS Pensions Group PLC	7,406	13,318

Total United Kingdom		4,541,037

TOTAL COMMON STOCKS (Cost: $30,423,859)		29,625,472

RIGHTS - 0.0%

Singapore - 0.0%
Keppel Infrastructure Trust, expiring 4/4/19*	25,731	456

Sweden - 0.0%
AF Poyry AB, expiring 4/12/19*	1,613	3,304

TOTAL RIGHTS (Cost: $0)		3,760

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.0%

United States - 5.0%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.46%(c) (Cost: $1,502,611)(d)	1,502,611	1,502,611

TOTAL INVESTMENTS IN SECURITIES - 104.0% (Cost: $31,926,470)		31,131,843
Other Assets less Liabilities - (4.0)%		(1,198,743)

NET ASSETS - 100.0%		$29,933,100

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at March 31, 2019 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2019.
(d)

At March 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $3,541,400 and the total market value of the collateral held by the Fund was $3,759,914. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $2,257,303.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
RSP	-	Risparmio Italian Savings Shares

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2019

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	4/3/2019	772,787	AUD	548,981	USD	$—	$(20)
Bank of America N.A.	4/3/2019	88,950	CHF	89,323	USD	2	—
Bank of America N.A.	4/3/2019	306,861	DKK	46,156	USD	2	—
Bank of America N.A.	4/3/2019	817,583	EUR	918,078	USD	23	—
Bank of America N.A.	4/3/2019	627,962	GBP	818,334	USD	—	(26)
Bank of America N.A.	4/3/2019	461,217	ILS	127,097	USD	—	(8)
Bank of America N.A.	4/3/2019	87,469,061	JPY	790,340	USD	—	(26)
Bank of America N.A.	4/3/2019	1,608,284	NOK	186,775	USD	—	(9)
Bank of America N.A.	4/3/2019	188,427	NZD	128,507	USD	3	—
Bank of America N.A.	4/3/2019	2,930,525	SEK	315,988	USD	—	(15)
Bank of America N.A.	4/3/2019	148,688	SGD	109,782	USD	—	(7)
Bank of America N.A.	4/3/2019	546,367	USD	767,608	AUD	1,085	—
Bank of America N.A.	4/3/2019	130,710	USD	184,087	AUD	—	(59)
Bank of America N.A.	4/3/2019	88,897	USD	88,312	CHF	213	—
Bank of America N.A.	4/3/2019	21,267	USD	21,246	CHF	—	(68)
Bank of America N.A.	4/3/2019	45,936	USD	300,192	DKK	781	—
Bank of America N.A.	4/3/2019	10,990	USD	72,243	DKK	123	—
Bank of America N.A.	4/3/2019	913,706	USD	800,432	EUR	14,864	—
Bank of America N.A.	4/3/2019	218,590	USD	192,558	EUR	2,358	—
Bank of America N.A.	4/3/2019	814,438	USD	611,398	GBP	17,714	—
Bank of America N.A.	4/3/2019	194,842	USD	147,279	GBP	2,921	—
Bank of America N.A.	4/3/2019	126,492	USD	457,488	ILS	431	—
Bank of America N.A.	4/3/2019	30,261	USD	108,969	ILS	235	—
Bank of America N.A.	4/3/2019	786,576	USD	87,355,793	JPY	—	(2,714)
Bank of America N.A.	4/3/2019	188,176	USD	20,939,943	JPY	—	(1,024)
Bank of America N.A.	4/3/2019	185,886	USD	1,586,432	NOK	1,658	—
Bank of America N.A.	4/3/2019	44,470	USD	380,395	NOK	296	—
Bank of America N.A.	4/3/2019	127,895	USD	187,546	NZD	—	(14)
Bank of America N.A.	4/3/2019	30,597	USD	44,630	NZD	158	—
Bank of America N.A.	4/3/2019	314,483	USD	2,896,150	SEK	2,217	—
Bank of America N.A.	4/3/2019	75,235	USD	694,022	SEK	405	—
Bank of America N.A.	4/3/2019	109,259	USD	147,576	SGD	305	—
Bank of America N.A.	4/3/2019	26,139	USD	35,330	SGD	55	—
Bank of America N.A.	5/3/2019	533,244	USD	750,212	AUD	6	—
Bank of America N.A.	5/3/2019	44,606	USD	295,755	DKK	—	(3)
Bank of America N.A.	5/3/2019	491,989	USD	377,107	GBP	—	(168)
Bank of America N.A.	5/3/2019	126,218	USD	457,133	ILS	5	—
Bank of America N.A.	5/3/2019	134,736	USD	197,456	NZD	—	(8)
Bank of America N.A.	5/6/2019	88,494	USD	87,851	CHF	—	(3)
Bank of America N.A.	5/6/2019	927,467	USD	823,671	EUR	—	(40)
Bank of America N.A.	5/6/2019	186,935	USD	1,607,600	NOK	9	—
Bank of America N.A.	5/6/2019	311,809	USD	2,884,663	SEK	14	—
Bank of America N.A.	5/6/2019	100,532	USD	136,082	SGD	3	—
Bank of America N.A.	5/9/2019	782,191	USD	86,327,839	JPY	—	(222)
Barclays Bank PLC	4/3/2019	772,788	AUD	548,981	USD	—	(19)
Barclays Bank PLC	4/3/2019	88,950	CHF	89,323	USD	2	—
Barclays Bank PLC	4/3/2019	306,854	DKK	46,156	USD	1	—
Barclays Bank PLC	4/3/2019	817,584	EUR	918,078	USD	24	—
Barclays Bank PLC	4/3/2019	627,966	GBP	818,334	USD	—	(21)
Barclays Bank PLC	4/3/2019	461,231	ILS	127,097	USD	—	(4)
Barclays Bank PLC	4/3/2019	87,469,298	JPY	790,340	USD	—	(24)
Barclays Bank PLC	4/3/2019	1,608,323	NOK	186,775	USD	—	(5)
Barclays Bank PLC	4/3/2019	188,427	NZD	128,507	USD	3	—
Barclays Bank PLC	4/3/2019	2,930,596	SEK	315,988	USD	—	(8)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2019

Barclays Bank PLC	4/3/2019	148,682	SGD	109,782	USD	—	(11)
Barclays Bank PLC	4/3/2019	546,367	USD	767,624	AUD	1,073	—
Barclays Bank PLC	4/3/2019	88,897	USD	88,310	CHF	215	—
Barclays Bank PLC	4/3/2019	45,936	USD	300,187	DKK	782	—
Barclays Bank PLC	4/3/2019	913,706	USD	800,423	EUR	14,875	—
Barclays Bank PLC	4/3/2019	814,438	USD	611,382	GBP	17,736	—
Barclays Bank PLC	4/3/2019	126,492	USD	457,484	ILS	432	—
Barclays Bank PLC	4/3/2019	786,576	USD	87,354,849	JPY	—	(2,706)
Barclays Bank PLC	4/3/2019	185,886	USD	1,586,511	NOK	1,649	—
Barclays Bank PLC	4/3/2019	127,895	USD	187,550	NZD	—	(17)
Barclays Bank PLC	4/3/2019	314,483	USD	2,896,076	SEK	2,225	—
Barclays Bank PLC	4/3/2019	109,259	USD	147,573	SGD	307	—
Barclays Bank PLC	5/3/2019	533,244	USD	750,223	AUD	—	(1)
Barclays Bank PLC	5/3/2019	44,606	USD	295,754	DKK	—	(2)
Barclays Bank PLC	5/3/2019	491,989	USD	376,974	GBP	6	—
Barclays Bank PLC	5/3/2019	126,218	USD	457,173	ILS	—	(6)
Barclays Bank PLC	5/3/2019	134,736	USD	197,456	NZD	—	(9)
Barclays Bank PLC	5/6/2019	88,494	USD	87,852	CHF	—	(4)
Barclays Bank PLC	5/6/2019	927,467	USD	823,665	EUR	—	(34)
Barclays Bank PLC	5/6/2019	186,935	USD	1,607,650	NOK	3	—
Barclays Bank PLC	5/6/2019	311,809	USD	2,884,782	SEK	1	—
Barclays Bank PLC	5/6/2019	100,532	USD	136,090	SGD	—	(3)
Barclays Bank PLC	5/9/2019	782,191	USD	86,328,230	JPY	—	(226)
Canadian Imperial Bank of Commerce	4/3/2019	546,367	USD	767,628	AUD	1,070	—
Canadian Imperial Bank of Commerce	4/3/2019	88,897	USD	88,319	CHF	206	—
Canadian Imperial Bank of Commerce	4/3/2019	45,936	USD	300,212	DKK	778	—
Canadian Imperial Bank of Commerce	4/3/2019	913,706	USD	800,485	EUR	14,805	—
Canadian Imperial Bank of Commerce	4/3/2019	814,438	USD	611,417	GBP	17,690	—
Canadian Imperial Bank of Commerce	4/3/2019	126,492	USD	457,504	ILS	426	—
Canadian Imperial Bank of Commerce	4/3/2019	786,576	USD	87,362,007	JPY	—	(2,770)
Canadian Imperial Bank of Commerce	4/3/2019	185,886	USD	1,586,649	NOK	1,633	—
Canadian Imperial Bank of Commerce	4/3/2019	127,895	USD	187,562	NZD	—	(25)
Canadian Imperial Bank of Commerce	4/3/2019	314,483	USD	2,896,351	SEK	2,195	—
Canadian Imperial Bank of Commerce	4/3/2019	109,259	USD	147,568	SGD	310	—
Citibank N.A.	4/3/2019	772,816	AUD	548,981	USD	1	—
Citibank N.A.	4/3/2019	88,950	CHF	89,323	USD	2	—
Citibank N.A.	4/3/2019	306,850	DKK	46,156	USD	—	—
Citibank N.A.	4/3/2019	817,571	EUR	918,078	USD	10	—
Citibank N.A.	4/3/2019	627,961	GBP	818,334	USD	—	(27)
Citibank N.A.	4/3/2019	461,238	ILS	127,097	USD	—	(2)
Citibank N.A.	4/3/2019	87,469,535	JPY	790,340	USD	—	(22)
Citibank N.A.	4/3/2019	1,608,337	NOK	186,775	USD	—	(3)
Citibank N.A.	4/3/2019	188,424	NZD	128,507	USD	1	—
Citibank N.A.	4/3/2019	2,930,616	SEK	315,988	USD	—	(5)
Citibank N.A.	4/3/2019	148,693	SGD	109,782	USD	—	(3)
Citibank N.A.	4/3/2019	546,367	USD	767,596	AUD	1,093	—
Citibank N.A.	4/3/2019	88,897	USD	88,310	CHF	215	—
Citibank N.A.	4/3/2019	45,936	USD	300,183	DKK	782	—
Citibank N.A.	4/3/2019	913,706	USD	800,417	EUR	14,882	—
Citibank N.A.	4/3/2019	814,438	USD	611,380	GBP	17,738	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2019

Citibank N.A.	4/3/2019	126,492	USD	457,459	ILS	439	—
Citibank N.A.	4/3/2019	786,576	USD	87,354,534	JPY	—	(2,703)
Citibank N.A.	4/3/2019	185,886	USD	1,586,535	NOK	1,646	—
Citibank N.A.	4/3/2019	127,895	USD	187,549	NZD	—	(16)
Citibank N.A.	4/3/2019	314,483	USD	2,896,087	SEK	2,223	—
Citibank N.A.	4/3/2019	109,259	USD	147,568	SGD	311	—
Citibank N.A.	5/3/2019	533,244	USD	750,246	AUD	—	(18)
Citibank N.A.	5/3/2019	44,606	USD	295,762	DKK	—	(4)
Citibank N.A.	5/3/2019	491,989	USD	376,980	GBP	—	(1)
Citibank N.A.	5/3/2019	126,218	USD	457,147	ILS	2	—
Citibank N.A.	5/3/2019	134,736	USD	197,453	NZD	—	(6)
Citibank N.A.	5/6/2019	88,494	USD	87,851	CHF	—	(3)
Citibank N.A.	5/6/2019	927,467	USD	823,681	EUR	—	(51)
Citibank N.A.	5/6/2019	186,935	USD	1,607,673	NOK	—	—
Citibank N.A.	5/6/2019	311,809	USD	2,884,841	SEK	—	(5)
Citibank N.A.	5/6/2019	100,532	USD	136,083	SGD	2	—
Citibank N.A.	5/9/2019	782,191	USD	86,330,655	JPY	—	(248)
Credit Suisse International	4/3/2019	772,769	AUD	548,981	USD	—	(33)
Credit Suisse International	4/3/2019	88,948	CHF	89,323	USD	—	—
Credit Suisse International	4/3/2019	306,846	DKK	46,156	USD	—	—
Credit Suisse International	4/3/2019	817,565	EUR	918,078	USD	3	—
Credit Suisse International	4/3/2019	627,954	GBP	818,334	USD	—	(36)
Credit Suisse International	4/3/2019	461,165	ILS	127,097	USD	—	(23)
Credit Suisse International	4/3/2019	87,467,085	JPY	790,340	USD	—	(44)
Credit Suisse International	4/3/2019	1,608,298	NOK	186,775	USD	—	(8)
Credit Suisse International	4/3/2019	188,419	NZD	128,507	USD	—	(3)
Credit Suisse International	4/3/2019	2,930,542	SEK	315,988	USD	—	(14)
Credit Suisse International	4/3/2019	148,687	SGD	109,782	USD	—	(7)
Credit Suisse International	5/3/2019	533,244	USD	750,236	AUD	—	(11)
Credit Suisse International	5/3/2019	44,606	USD	295,759	DKK	—	(3)
Credit Suisse International	5/3/2019	491,989	USD	376,979	GBP	—	—
Credit Suisse International	5/3/2019	126,218	USD	457,145	ILS	2	—
Credit Suisse International	5/3/2019	134,736	USD	197,461	NZD	—	(12)
Credit Suisse International	5/6/2019	88,494	USD	87,853	CHF	—	(5)
Credit Suisse International	5/6/2019	927,467	USD	823,678	EUR	—	(48)
Credit Suisse International	5/6/2019	186,935	USD	1,607,676	NOK	—	—
Credit Suisse International	5/6/2019	311,809	USD	2,884,800	SEK	—	(1)
Credit Suisse International	5/6/2019	100,532	USD	136,103	SGD	—	(13)
Credit Suisse International	5/9/2019	782,191	USD	86,329,794	JPY	—	(240)
Goldman Sachs	4/3/2019	298,019	USD	418,652	AUD	623	—
Goldman Sachs	4/3/2019	48,493	USD	48,172	CHF	118	—
Goldman Sachs	4/3/2019	25,058	USD	163,747	DKK	427	—
Goldman Sachs	4/3/2019	498,388	USD	436,593	EUR	8,117	—
Goldman Sachs	4/3/2019	444,239	USD	333,473	GBP	9,684	—
Goldman Sachs	4/3/2019	68,998	USD	249,527	ILS	241	—
Goldman Sachs	4/3/2019	429,044	USD	47,647,867	JPY	—	(1,471)
Goldman Sachs	4/3/2019	101,395	USD	865,399	NOK	899	—
Goldman Sachs	4/3/2019	69,763	USD	102,304	NZD	—	(10)
Goldman Sachs	4/3/2019	171,538	USD	1,579,658	SEK	1,217	—
Goldman Sachs	4/3/2019	59,598	USD	80,497	SGD	168	—
Societe Generale	4/2/2019	4,076	CHF	4,093	USD	—	—
Societe Generale	4/2/2019	22,082	DKK	3,322	USD	—	—
Societe Generale	4/2/2019	2,258	EUR	2,535	USD	—	—
Societe Generale	4/2/2019	14,870	HKD	1,894	USD	—	—
UBS AG	4/2/2019	10,376	AUD	7,370	USD	—	—
UBS AG	4/2/2019	6,794	GBP	8,853	USD	—	—
UBS AG	4/2/2019	6,670	NOK	775	USD	—	—
UBS AG	4/2/2019	970	NZD	661	USD	—	—
UBS AG	4/2/2019	5,546	SGD	4,095	USD	—	—
UBS AG	4/3/2019	588,798	AUD	418,273	USD	—	(11)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (DDLS)

March 31, 2019

UBS AG	4/3/2019	67,772	CHF	68,056	USD	1	—
UBS AG	4/3/2019	233,802	DKK	35,168	USD	1	—
UBS AG	4/3/2019	622,916	EUR	699,490	USD	11	—
UBS AG	4/3/2019	478,455	GBP	623,497	USD	—	(14)
UBS AG	4/3/2019	351,431	ILS	96,839	USD	—	(2)
UBS AG	4/3/2019	66,643,296	JPY	602,164	USD	—	(19)
UBS AG	4/3/2019	832,864	JPY	7,525	USD	—	(1)
UBS AG	4/3/2019	1,225,428	NOK	142,309	USD	—	(3)
UBS AG	4/3/2019	143,566	NZD	97,912	USD	2	—
UBS AG	4/3/2019	2,232,845	SEK	240,753	USD	—	(5)
UBS AG	4/3/2019	113,292	SGD	83,645	USD	—	(2)
UBS AG	5/3/2019	406,285	USD	571,609	AUD	—	(5)
UBS AG	5/3/2019	33,988	USD	225,353	DKK	—	(2)
UBS AG	5/3/2019	374,851	USD	287,223	GBP	1	—
UBS AG	5/3/2019	96,170	USD	348,346	ILS	—	(7)
UBS AG	5/3/2019	102,659	USD	150,443	NZD	—	(4)
UBS AG	5/6/2019	67,428	USD	66,938	CHF	—	(3)
UBS AG	5/6/2019	706,642	USD	627,553	EUR	—	(23)
UBS AG	5/6/2019	142,429	USD	1,224,908	NOK	1	—
UBS AG	5/6/2019	237,569	USD	2,197,963	SEK	—	(3)
UBS AG	5/6/2019	76,597	USD	103,690	SGD	—	(3)
UBS AG	5/9/2019	595,959	USD	65,775,875	JPY	—	(186)

						$185,196	$(15,721)

CURRENCY LEGEND

AUD	Australian dollar
CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
HKD	Hong Kong dollar
ILS	Israeli new shekel
JPY	Japanese yen
NOK	Norwegian krone
NZD	New Zealand dollar
SEK	Swedish krona
SGD	Singapore dollar
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Emerging Markets Dividend Fund (DVEM)

March 31, 2019

Investments	Shares	Value
COMMON STOCKS - 99.8%

Brazil - 3.9%
AES Tiete Energia S.A.	3,922	$11,166
Alupar Investimento S.A.	1,880	11,217
Ambev S.A.	39,601	171,258
B3 S.A. - Brasil Bolsa Balcao	13,048	107,691
Banco Bradesco S.A.	6,478	63,004
Banco do Brasil S.A.	7,944	99,451
Banco Santander Brasil S.A.	2,733	30,879
BB Seguridade Participacoes S.A.	7,771	52,955
CCR S.A.	20,111	60,668
Cia de Saneamento Basico do Estado de Sao Paulo	3,724	40,190
Cia de Saneamento de Minas Gerais-COPASA	1,517	23,805
Cia de Saneamento do Parana	1,517	29,216
Cia Hering	2,838	21,797
Cielo S.A.	28,192	68,747
Cosan S.A.	1,525	16,713
EcoRodovias Infraestrutura e Logistica S.A.	4,551	11,215
EDP - Energias do Brasil S.A.	4,114	17,950
Energisa S.A.	1,951	20,329
Engie Brasil Energia S.A.	4,903	53,809
Equatorial Energia S.A.	1,301	26,744
Estacio Participacoes S.A.	2,008	13,725
Ez Tec Empreendimentos e Participacoes S.A.	2,816	19,392
Fleury S.A.	2,817	14,766
Grendene S.A.	6,558	14,121
Hypera S.A.	5,093	33,895
IRB Brasil Resseguros S.A.	759	17,797
Itau Unibanco Holding S.A.	4,080	31,294
Kroton Educacional S.A.	16,249	44,258
Localiza Rent a Car S.A.	2,059	17,491
Lojas Renner S.A.	2,863	32,222
MRV Engenharia e Participacoes S.A.	5,558	19,980
Multiplan Empreendimentos Imobiliarios S.A.	2,473	14,863
Multiplus S.A.	1,519	10,476
Natura Cosmeticos S.A.	997	11,628
Odontoprev S.A.	4,253	17,923
Petrobras Distribuidora S.A.	4,009	23,848
Petroleo Brasileiro S.A.	3,359	26,886
Qualicorp Consultoria e Corretora de Seguros S.A.	5,749	23,163
Raia Drogasil S.A.	869	14,581
Sao Martinho S.A.	1,625	7,658
SLC Agricola S.A.	759	8,008
Smiles Fidelidade S.A.	1,357	16,633
Sul America S.A.	1,722	13,186
Suzano Papel e Celulose S.A.	1,409	16,854
TIM Participacoes S.A.	7,410	22,449
TOTVS S.A.	1,738	17,596
Transmissora Alianca de Energia Eletrica S.A.	9,886	62,999
Tupy S.A.	1,625	7,566
Ultrapar Participacoes S.A.	4,198	50,699
WEG S.A.	3,076	14,227

Total Brazil		1,578,988

Chile - 1.2%
AES Gener S.A.	60,601	16,288
Aguas Andinas S.A. Class A	49,458	28,120
AntarChile S.A.	1,075	14,460
Banco de Chile	98,721	14,535
Banco de Credito e Inversiones S.A.	441	28,194
Banco Santander Chile	530,940	39,941
Cencosud S.A.	12,557	21,740
Cia Cervecerias Unidas S.A.	1,038	14,861
Colbun S.A.	157,764	35,658
Empresa Nacional de Telecomunicaciones S.A.	1,021	10,632
Empresas CMPC S.A.	6,328	22,319
Empresas COPEC S.A.	1,336	16,963
Enel Americas S.A.	350,944	62,393
Enel Chile S.A.	342,337	35,870
Engie Energia Chile S.A.	6,084	11,708
Grupo Security S.A.	17,784	7,226
Inversiones Aguas Metropolitanas S.A.	10,690	16,338
Parque Arauco S.A.	6,018	16,096
S.A.C.I. Falabella	4,770	35,470
Sociedad Matriz SAAM S.A.	130,850	13,074
SONDA S.A.	8,138	12,258
Vina Concha y Toro S.A.	5,290	11,020

Total Chile		485,164

China - 29.6%
AAC Technologies Holdings, Inc.	6,500	38,462
Agile Group Holdings Ltd.	36,000	58,242
Agricultural Bank of China Ltd. Class A	79,700	44,237
Agricultural Bank of China Ltd. Class H	314,000	144,801
Air China Ltd. Class H	14,000	17,228
Aisino Corp. Class A	2,300	9,559
Angang Steel Co., Ltd. Class H(a)	16,000	11,699
Anhui Conch Cement Co., Ltd. Class A	5,300	30,111
Anhui Conch Cement Co., Ltd. Class H	11,500	70,246
Anhui Expressway Co., Ltd. Class H	20,000	13,172
ANTA Sports Products Ltd.	10,000	68,026
Anxin Trust Co., Ltd. Class A	10,200	10,974
Bank of Beijing Co., Ltd. Class A	27,600	25,464
Bank of China Ltd. Class A	66,100	37,082
Bank of China Ltd. Class H	878,000	398,178
Bank of Communications Co., Ltd. Class A	50,400	46,799
Bank of Communications Co., Ltd. Class H	242,000	198,225
Bank of Jiangsu Co., Ltd. Class A	9,500	10,079
Bank of Nanjing Co., Ltd. Class A	12,800	15,066
Bank of Ningbo Co., Ltd. Class A	3,700	11,694
Bank of Shanghai Co., Ltd. Class A	8,800	15,688

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

March 31, 2019

Investments	Shares	Value
Baoshan Iron & Steel Co., Ltd. Class A	36,700	$39,484
Beijing Capital International Airport Co., Ltd. Class H	16,000	15,185
Beijing Enterprises Holdings Ltd.	4,000	22,675
Beijing Enterprises Water Group Ltd.*	106,000	65,491
Beijing Jingneng Clean Energy Co., Ltd. Class H	66,000	14,125
BOE Technology Group Co., Ltd. Class A	34,200	19,848
Brilliance China Automotive Holdings Ltd.	14,000	13,875
Central China Securities Co., Ltd. Class H	39,000	11,924
CGN Power Co., Ltd. Class H(b)	120,000	33,478
Changjiang Securities Co., Ltd. Class A	14,000	15,687
China Aoyuan Group Ltd.	21,000	25,334
China BlueChemical Ltd. Class H	28,000	9,096
China Cinda Asset Management Co., Ltd. Class H	144,000	39,990
China CITIC Bank Corp., Ltd. Class A	8,200	7,675
China CITIC Bank Corp., Ltd. Class H	132,000	84,077
China Communications Construction Co., Ltd. Class H	46,000	47,582
China Communications Services Corp., Ltd. Class H	16,000	14,268
China Conch Venture Holdings Ltd.	12,000	42,956
China Construction Bank Corp. Class A	13,300	13,755
China Construction Bank Corp. Class H	1,135,000	973,070
China Everbright Bank Co., Ltd. Class A	41,100	25,075
China Everbright Bank Co., Ltd. Class H	37,000	17,487
China Everbright International Ltd.	35,407	35,994
China Evergrande Group(a)	38,000	126,345
China Fortune Land Development Co., Ltd. Class A	2,500	11,540
China Galaxy Securities Co., Ltd. Class H	41,000	26,951
China Gas Holdings Ltd.	11,200	39,379
China Gezhouba Group Co., Ltd. Class A	8,300	8,967
China Hongqiao Group Ltd.	26,000	19,575
China International Marine Containers Group Co., Ltd. Class H	6,700	8,569
China Jinmao Holdings Group Ltd.	84,000	54,788
China Lesso Group Holdings Ltd.	28,000	18,120
China Life Insurance Co., Ltd. Class A	2,600	10,957
China Life Insurance Co., Ltd. Class H	36,000	96,765
China Lilang Ltd.	20,000	22,573
China Longyuan Power Group Corp., Ltd. Class H	17,000	11,824
China Medical System Holdings Ltd.	17,000	16,480
China Mengniu Dairy Co., Ltd.*	4,000	14,879
China Merchants Bank Co., Ltd. Class A	23,300	117,606
China Merchants Bank Co., Ltd. Class H	24,500	119,068
China Merchants Securities Co., Ltd. Class H(b)	10,000	14,166
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	4,000	13,714
China Minsheng Banking Corp., Ltd. Class A	46,600	43,964
China Mobile Ltd.	70,500	718,476
China Molybdenum Co., Ltd. Class H(a)	42,000	17,549
China National Building Material Co., Ltd. Class H	22,000	17,348
China Oriental Group Co., Ltd.	26,000	16,329
China Overseas Land & Investment Ltd.	26,000	98,701
China Pacific Insurance Group Co., Ltd. Class A	5,200	26,340
China Pacific Insurance Group Co., Ltd. Class H	16,000	62,777
China Petroleum & Chemical Corp. Class A	66,000	56,373
China Petroleum & Chemical Corp. Class H	708,000	558,286
China Power International Development Ltd.	119,666	30,641
China Railway Construction Corp., Ltd. Class A	6,500	11,133
China Railway Construction Corp., Ltd. Class H	8,000	10,477
China Railway Group Ltd. Class H	18,000	16,418
China Railway Signal & Communication Corp., Ltd. Class H(b)	15,000	11,866
China Reinsurance Group Corp. Class H	69,000	14,591
China Resources Beer Holdings Co., Ltd.	4,000	16,841
China Resources Cement Holdings Ltd.	32,000	33,019
China Resources Gas Group Ltd.	4,000	18,854
China Resources Land Ltd.	22,000	98,650
China Resources Pharmaceutical Group Ltd.(b)	8,000	11,312
China Resources Power Holdings Co., Ltd.	32,000	48,102
China Sanjiang Fine Chemicals Co., Ltd.	52,000	14,176

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

March 31, 2019

Investments	Shares	Value
China SCE Group Holdings Ltd.	36,000	$18,757
China Shenhua Energy Co., Ltd. Class A	6,600	19,259
China Shenhua Energy Co., Ltd. Class H	56,500	128,835
China South City Holdings Ltd.	96,000	15,409
China Southern Airlines Co., Ltd. Class H	16,000	14,308
China State Construction Engineering Corp., Ltd. Class A	40,200	36,610
China State Construction International Holdings Ltd.	24,000	22,472
China Suntien Green Energy Corp., Ltd. Class H	40,000	12,178
China Telecom Corp., Ltd. Class H	118,000	65,539
China Travel International Investment Hong Kong Ltd.	46,000	11,720
China Unicom Hong Kong Ltd.	14,000	17,745
China Vanke Co., Ltd. Class A	12,000	54,856
China Vanke Co., Ltd. Class H	12,200	51,287
China Yangtze Power Co., Ltd. Class A	23,400	58,742
China Yongda Automobiles Services Holdings Ltd.(a)	24,000	19,017
China ZhengTong Auto Services Holdings Ltd.	20,000	11,108
China Zhongwang Holdings Ltd.(a)	41,600	22,681
Chongqing Rural Commercial Bank Co., Ltd. Class H	28,000	16,158
CIFI Holdings Group Co., Ltd.	56,000	42,446
CITIC Ltd.	66,000	98,538
CITIC Securities Co., Ltd. Class A	11,100	40,930
CITIC Securities Co., Ltd. Class H	15,500	36,095
CITIC Telecom International Holdings Ltd.	44,000	19,786
CNOOC Ltd.	196,000	367,034
Country Garden Holdings Co., Ltd.	83,000	129,629
CRRC Corp., Ltd. Class A	13,900	18,822
CRRC Corp., Ltd. Class H	28,000	26,395
CSPC Pharmaceutical Group Ltd.	18,000	33,478
Dah Chong Hong Holdings Ltd.	40,000	14,420
Dali Foods Group Co., Ltd.(b)	23,000	17,199
Daqin Railway Co., Ltd. Class A	24,200	30,033
Datang International Power Generation Co., Ltd. Class H	42,000	11,236
Dongfeng Motor Group Co., Ltd. Class H	44,000	44,056
Dongyue Group Ltd.	24,000	16,663
ENN Energy Holdings Ltd.	4,000	38,675
Fangda Carbon New Material Co., Ltd. Class A	7,500	25,211
Fangda Special Steel Technology Co., Ltd. Class A	5,100	10,921
Fosun International Ltd.	23,000	38,968
Fufeng Group Ltd.*	26,000	13,646
Future Land Development Holdings Ltd.	18,000	22,288
Fuyao Glass Industry Group Co., Ltd. Class A	2,900	10,499
Fuyao Glass Industry Group Co., Ltd. Class H(b)	4,800	16,112
GD Power Development Co., Ltd. Class A	35,800	14,277
Geely Automobile Holdings Ltd.	36,000	68,790
Gemdale Corp. Class A	8,600	17,596
GF Securities Co., Ltd. Class A	5,200	12,512
GF Securities Co., Ltd. Class H	11,200	16,094
Golden Eagle Retail Group Ltd.(a)	10,000	11,847
Great Wall Motor Co., Ltd. Class H(a)	41,000	30,763
Greatview Aseptic Packaging Co., Ltd.	18,000	10,984
Greenland Holdings Group Co., Ltd. Class A	9,000	10,098
Guangdong Investment Ltd.	30,000	57,937
Guangzhou Automobile Group Co., Ltd. Class H	57,200	67,547
Guangzhou R&F Properties Co., Ltd. Class H	20,800	44,992
Guotai Junan Securities Co., Ltd. Class A	6,700	20,089
Guotai Junan Securities Co., Ltd. Class H(b)	3,600	8,026
Haier Electronics Group Co., Ltd.*	7,000	20,331
Haitian International Holdings Ltd.	9,000	20,454
Haitong Securities Co., Ltd. Class A	13,500	28,184
Haitong Securities Co., Ltd. Class H	22,400	28,992
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	5,100	26,615
Harbin Pharmaceutical Group Co., Ltd. Class A	21,200	19,685
Henan Shuanghui Investment & Development Co., Ltd. Class A	3,000	11,540
Hengan International Group Co., Ltd.	8,500	74,497
Hisense Home Appliances Group Co., Ltd. Class H	10,000	14,064
HLA Corp., Ltd. Class A	6,000	8,723
Hopson Development Holdings Ltd.	14,000	13,643
Huabao International Holdings Ltd.	29,000	14,703
Huadian Fuxin Energy Corp., Ltd. Class H	46,000	10,196
Huaneng Power International, Inc. Class H	32,000	18,589
Huaneng Renewables Corp., Ltd. Class H	40,000	11,108
Huaxia Bank Co., Ltd. Class A	6,700	8,225
Huayu Automotive Systems Co., Ltd. Class A	5,000	15,163

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

March 31, 2019

Investments	Shares	Value
Industrial & Commercial Bank of China Ltd. Class A	49,800	$41,276
Industrial & Commercial Bank of China Ltd. Class H	803,000	588,188
Industrial Bank Co., Ltd. Class A	33,800	91,388
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	9,800	42,451
Jiangsu Expressway Co., Ltd. Class H	18,000	25,452
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	1,100	21,348
Jiangxi Copper Co., Ltd. Class H	16,000	21,238
Jiayuan International Group Ltd.	4,000	2,115
Jinke Properties Group Co., Ltd. Class A	11,900	12,927
JNBY Design Ltd.	5,500	11,056
Kangmei Pharmaceutical Co., Ltd. Class A	3,500	5,443
Kingboard Holdings Ltd.	13,500	47,895
Kingboard Laminates Holdings Ltd.	31,000	32,580
Kingsoft Corp., Ltd.	4,000	10,171
Kunlun Energy Co., Ltd.	28,000	29,249
Kweichow Moutai Co., Ltd. Class A	500	63,539
KWG Group Holdings Ltd.	26,500	31,969
Lee & Man Paper Manufacturing Ltd.	27,000	23,010
Lenovo Group Ltd.	102,000	91,736
Livzon Pharmaceutical Group, Inc. Class H	3,400	11,824
Logan Property Holdings Co., Ltd.	14,000	23,185
Longfor Group Holdings Ltd.	15,500	54,596
Lonking Holdings Ltd.	38,000	12,296
Luye Pharma Group Ltd.(a)(b)	12,500	10,924
Luzhou Laojiao Co., Ltd. Class A	1,800	17,833
Maanshan Iron & Steel Co., Ltd. Class H	28,000	13,697
Metallurgical Corp. of China Ltd. Class H	40,000	11,822
MGM China Holdings Ltd.	4,800	10,040
Minth Group Ltd.	6,000	18,879
NARI Technology Co., Ltd. Class A	3,000	9,424
New China Life Insurance Co., Ltd. Class H	3,500	17,835
Nine Dragons Paper Holdings Ltd.	25,000	23,822
Orient Securities Co., Ltd. Class H(b)	14,400	11,557
People’s Insurance Co. Group of China Ltd. (The) Class H	23,000	9,845
PetroChina Co., Ltd. Class A	20,000	22,618
PetroChina Co., Ltd. Class H	172,000	111,527
PICC Property & Casualty Co., Ltd. Class H	42,000	47,725
Ping An Bank Co., Ltd. Class A	6,600	12,591
Ping An Insurance Group Co. of China Ltd. Class A	13,200	151,442
Ping An Insurance Group Co. of China Ltd. Class H	24,000	268,741
Poly Developments and Holdings Group Co., Ltd. Class A	13,800	29,242
Postal Savings Bank of China Co., Ltd. Class H(b)	56,000	32,031
Powerlong Real Estate Holdings Ltd.	36,000	18,849
Qingdao Haier Co., Ltd. Class A	6,400	16,295
Red Star Macalline Group Corp., Ltd. Class H(b)	12,800	12,376
SAIC Motor Corp., Ltd. Class A	16,100	62,458
Sansteel Minguang Co., Ltd. Fujian Class A	3,700	9,079
Sany Heavy Industry Co., Ltd. Class A	9,000	17,116
Shaanxi Coal Industry Co., Ltd. Class A	13,100	17,369
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	2,400	10,346
Shandong Chenming Paper Holdings Ltd. Class H	19,000	12,223
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	8,000	7,643
Shanghai Electric Group Co., Ltd. Class H	36,000	13,666
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	2,500	9,029
Shanghai Industrial Holdings Ltd.	13,000	30,604
Shanghai International Port Group Co., Ltd. Class A	15,600	16,876
Shanghai Oriental Pearl Group Co., Ltd. Class A	5,500	10,108
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	7,600	16,556
Shanghai Pudong Development Bank Co., Ltd. Class A	10,200	17,121
Shenzhen Expressway Co., Ltd. Class H	10,000	11,720
Shenzhen International Holdings Ltd.	8,917	18,925
Shenzhen Investment Ltd.	60,000	22,930
Shenzhen Overseas Chinese Town Co., Ltd. Class A	11,600	13,291
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd. Class A	15,300	11,497
Shenzhou International Group Holdings Ltd.	3,900	52,265
Shimao Property Holdings Ltd.	16,500	51,602
Shougang Fushan Resources Group Ltd.	110,000	25,223
Shui On Land Ltd.	62,500	15,446
Sichuan Expressway Co., Ltd. Class H	24,000	7,888
Sihuan Pharmaceutical Holdings Group Ltd.	37,000	8,955
Sino Biopharmaceutical Ltd.	22,000	20,066

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

March 31, 2019

Investments	Shares	Value
Sino-Ocean Group Holding Ltd.	64,500	$28,265
Sinopec Engineering Group Co., Ltd. Class H	13,000	12,685
Sinopec Kantons Holdings Ltd.	18,000	8,186
Sinopec Shanghai Petrochemical Co., Ltd. Class H	88,000	41,926
Sinopharm Group Co., Ltd. Class H	7,200	29,993
Sinotruk Hong Kong Ltd.	10,500	22,338
SITC International Holdings Co., Ltd.	25,000	25,669
SSY Group Ltd.	10,000	9,299
Sun Art Retail Group Ltd.	12,000	11,694
Sunac China Holdings Ltd.	13,000	64,752
Sunny Optical Technology Group Co., Ltd.	2,200	26,274
TBEA Co., Ltd. Class A	9,100	11,212
TCL Corp. Class A	32,300	19,514
TCL Electronics Holdings Ltd.	22,000	12,023
Tencent Holdings Ltd.	5,000	229,938
Tianneng Power International Ltd.	16,000	14,390
Tingyi Cayman Islands Holding Corp.	8,000	13,187
Tong Ren Tang Technologies Co., Ltd. Class H	10,000	13,427
TravelSky Technology Ltd. Class H	7,000	18,503
Tsingtao Brewery Co., Ltd. Class H	2,000	9,427
Uni-President China Holdings Ltd.	10,000	9,809
Want Want China Holdings Ltd.	53,000	44,021
Weichai Power Co., Ltd. Class A	13,300	23,452
Weichai Power Co., Ltd. Class H	34,000	54,314
Weifu High-Technology Group Co., Ltd. Class A	2,200	7,559
Wens Foodstuffs Group Co., Ltd. Class A	4,700	28,395
WH Group Ltd.(b)	128,000	136,969
Wuliangye Yibin Co., Ltd. Class A	2,900	40,996
Xinyi Glass Holdings Ltd.	46,000	52,739
Xinyi Solar Holdings Ltd.	66,000	31,781
XTEP International Holdings Ltd.	23,500	16,794
Yanzhou Coal Mining Co., Ltd. Class H	32,000	31,430
Yonghui Superstores Co., Ltd. Class A	6,700	8,614
Yuexiu Property Co., Ltd.	124,000	29,855
Yuzhou Properties Co., Ltd.	41,000	24,757
Zhejiang Chint Electrics Co., Ltd. Class A	2,800	11,166
Zhejiang Zheneng Electric Power Co., Ltd. Class A	14,600	10,580
Zhengzhou Yutong Bus Co., Ltd. Class A	3,600	7,194
Zhongsheng Group Holdings Ltd.	4,500	11,167
Zhuzhou CRRC Times Electric Co., Ltd. Class H	2,400	14,186
Zijin Mining Group Co., Ltd. Class A	23,400	12,222
Zijin Mining Group Co., Ltd. Class H	58,000	24,013
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	21,500	14,333
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class H	34,800	17,245

Total China		11,994,019

Czech Republic - 0.4%
CEZ AS	2,662	62,544
Komercni Banka AS	968	39,553
Moneta Money Bank AS(b)	8,332	28,757
O2 Czech Republic AS	2,035	22,071

Total Czech Republic		152,925

Hong Kong - 0.2%
China Water Affairs Group Ltd.	10,000	10,446
Chow Tai Fook Jewellery Group Ltd.	27,800	28,119
CP Pokphand Co., Ltd.	98,000	8,864
Stella International Holdings Ltd.	17,000	25,554
United Energy Group Ltd.	62,000	12,005

Total Hong Kong		84,988

Hungary - 0.3%
Magyar Telekom Telecommunications PLC	11,225	18,105
MOL Hungarian Oil & Gas PLC	5,052	57,814
OTP Bank Nyrt	1,192	52,434
Richter Gedeon Nyrt	628	11,839

Total Hungary		140,192

India - 5.6%
Adani Ports & Special Economic Zone Ltd.	3,147	17,178
Amara Raja Batteries Ltd.	1,025	10,652
Ambuja Cements Ltd.	3,631	12,333
Apollo Tyres Ltd.	2,732	8,785
Ashok Leyland Ltd.	9,725	12,817
Asian Paints Ltd.	1,048	22,582
Bajaj Auto Ltd.	555	23,322
Bharat Heavy Electricals Ltd.	11,266	12,189
Bharat Petroleum Corp., Ltd.	18,807	107,928
Bharti Airtel Ltd.	8,206	39,458
Bharti Infratel Ltd.	15,295	69,195
Cadila Healthcare Ltd.	1,475	7,389
Care Ratings Ltd.	684	9,771
Castrol India Ltd.	5,826	13,994
Coal India Ltd.	27,165	93,014
Cummins India Ltd.	865	9,315
Dr. Reddy’s Laboratories Ltd.	344	13,806
Eicher Motors Ltd.	36	10,678
GAIL India Ltd.	4,613	23,150
Godrej Consumer Products Ltd.	1,787	17,696
Grasim Industries Ltd.	1,159	14,354

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

March 31, 2019

Investments	Shares	Value
HCL Technologies Ltd.	1,647	$25,854
HEG Ltd.	139	4,201
Hero MotoCorp Ltd.	1,027	37,850
Hindustan Petroleum Corp., Ltd.	16,355	67,014
Hindustan Unilever Ltd.	3,189	78,571
ICICI Bank Ltd. ADR	3,855	44,178
IDFC Bank Ltd.	16,973	13,598
Indian Oil Corp., Ltd.	60,643	142,558
Infosys Ltd. ADR	28,540	311,942
InterGlobe Aviation Ltd.(b)	610	12,576
IRB Infrastructure Developers Ltd.	4,468	9,342
ITC Ltd.	18,404	78,969
JSW Steel Ltd.	3,991	16,883
Karnataka Bank Ltd. (The)	8,011	15,455
Larsen & Toubro Ltd. GDR Reg S	1,577	31,414
Lupin Ltd.	923	9,854
Mahindra & Mahindra Ltd. GDR	3,067	30,363
Marico Ltd.	3,470	17,364
Maruti Suzuki India Ltd.	492	47,389
Motherson Sumi Systems Ltd.	5,455	11,788
National Aluminium Co., Ltd.	16,285	13,035
Nestle India Ltd.	119	18,829
NHPC Ltd.	76,096	27,132
NLC India Ltd.	6,510	6,522
NTPC Ltd.	26,021	50,595
Oil India Ltd.	5,336	14,285
Oracle Financial Services Software Ltd.	307	15,013
Petronet LNG Ltd.	5,366	19,485
Piramal Enterprises Ltd.	432	17,232
Power Grid Corp. of India Ltd.	14,048	40,131
Reliance Industries Ltd.	5,694	112,051
Reliance Infrastructure Ltd.	107	212
Sun Pharmaceutical Industries Ltd.	1,816	12,553
Sun TV Network Ltd.	805	7,299
Tata Consultancy Services Ltd.	3,675	106,186
Tata Power Co., Ltd. (The)	13,334	14,205
Tata Steel Ltd.	1,885	14,177
Tech Mahindra Ltd.	3,694	41,374
UPL Ltd.	2,100	29,067
Vedanta Ltd.	21,439	57,083
Vedanta Ltd. ADR	7,629	80,562
Wipro Ltd. ADR	1,738	6,917
Yes Bank Ltd.	3,725	14,792
Zee Entertainment Enterprises Ltd.	2,291	14,733

Total India		2,290,239

Indonesia - 2.5%
Adaro Energy Tbk PT	318,300	30,064
AKR Corporindo Tbk PT	34,500	11,435
Astra International Tbk PT	166,600	85,698
Bank Central Asia Tbk PT	29,700	57,877
Bank Mandiri Persero Tbk PT*	125,900	65,868
Bank Negara Indonesia Persero Tbk PT*	64,500	42,577
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT*	51,400	7,255
Bank Rakyat Indonesia Persero Tbk PT	403,200	116,656
Bank Tabungan Negara Persero Tbk PT	43,000	7,368
Bukit Asam Tbk PT	70,200	20,705
Charoen Pokphand Indonesia Tbk PT	28,300	12,719
Gudang Garam Tbk PT	5,100	29,798
Hanjaya Mandala Sampoerna Tbk PT	104,500	27,519
Indo Tambangraya Megah Tbk PT	15,800	26,546
Indocement Tunggal Prakarsa Tbk PT	24,600	37,833
Indofood CBP Sukses Makmur Tbk PT	18,700	12,246
Indofood Sukses Makmur Tbk PT	55,400	24,802
Japfa Comfeed Indonesia Tbk PT	85,400	10,525
Jasa Marga Persero Tbk PT	33,700	14,140
Kalbe Farma Tbk PT	146,500	15,638
Matahari Department Store Tbk PT	50,200	14,418
Perusahaan Gas Negara Persero Tbk PT	47,500	7,839
Semen Indonesia Persero Tbk PT	20,500	20,083
Surya Citra Media Tbk PT	90,000	10,460
Telekomunikasi Indonesia Persero Tbk PT	733,200	203,381
Tower Bersama Infrastructure Tbk PT	27,400	7,581
Unilever Indonesia Tbk PT	8,500	29,383
United Tractors Tbk PT	14,100	26,784
Waskita Beton Precast Tbk PT	390,600	11,027
Waskita Karya Persero Tbk PT	59,800	8,336
Wijaya Karya Persero Tbk PT	68,500	10,390

Total Indonesia		1,006,951

Malaysia - 2.9%
AirAsia Group Bhd	33,300	21,697
Alliance Bank Malaysia Bhd	14,200	14,226
AMMB Holdings Bhd	16,800	18,765
Astro Malaysia Holdings Bhd	67,100	25,147
Berjaya Sports Toto Bhd	28,500	16,894
Bermaz Auto Bhd	27,700	15,334
British American Tobacco Malaysia Bhd	2,000	17,705
Carlsberg Brewery Malaysia Bhd	3,400	22,270
CIMB Group Holdings Bhd	44,900	56,641
Dialog Group Bhd	20,600	15,996
DiGi.Com Bhd	32,500	36,222
FGV Holdings Bhd*	27,200	7,862
Gamuda Bhd	41,000	28,923
Genting Malaysia Bhd	27,200	21,320
HAP Seng Consolidated Bhd	6,300	15,277
Heineken Malaysia Bhd	2,800	16,460
Hong Leong Bank Bhd	3,500	17,404
IHH Healthcare Bhd	11,300	15,971
IJM Corp. Bhd	36,500	19,848
Inari Amertron Bhd	23,800	9,153
IOI Corp. Bhd	19,300	21,085

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

March 31, 2019

Investments	Shares	Value
IOI Properties Group Bhd	29,500	$9,538
Kuala Lumpur Kepong Bhd	3,400	20,654
Lotte Chemical Titan Holding Bhd(b)	10,500	10,545
Mah Sing Group Bhd	37,700	8,588
Malayan Banking Bhd	63,300	143,733
Malaysia Airports Holdings Bhd	7,400	13,123
Maxis Bhd	19,100	25,077
MISC Bhd	22,000	36,051
Petronas Chemicals Group Bhd	21,600	48,464
Petronas Dagangan Bhd	3,100	18,983
Petronas Gas Bhd	7,900	34,096
Public Bank Bhd	14,200	80,557
RHB Bank Bhd	13,000	18,151
Sime Darby Bhd	131,300	68,749
SP Setia Bhd	23,600	13,122
Telekom Malaysia Bhd	37,500	29,394
Tenaga Nasional Bhd	30,200	93,651
Westports Holdings Bhd	15,600	14,368
YTL Corp. Bhd	85,500	22,200
YTL Power International Bhd	59,224	12,476

Total Malaysia		1,155,720

Mexico - 2.0%
Alfa S.A.B. de C.V. Class A	24,795	26,370
Alsea S.A.B. de C.V.	3,359	7,043
Arca Continental S.A.B. de C.V.	2,198	12,253
Banco del Bajio S.A.(b)	4,443	8,832
Banco Santander Mexico S.A. Institucion de Banca Multiple Grupo Financiero Santander Class B	10,546	14,424
Bolsa Mexicana de Valores S.A.B. de C.V.	6,069	12,565
Concentradora Fibra Danhos S.A. de C.V.	14,435	20,613
Fomento Economico Mexicano S.A.B. de C.V.	8,065	74,486
GMexico Transportes S.A.B. de C.V.(b)	4,551	6,060
Gruma S.A.B. de C.V. Class B	1,396	14,264
Grupo Aeroportuario del Centro Norte S.A.B. de C.V.	3,488	19,722
Grupo Aeroportuario del Pacifico S.A.B. de C.V. Class B	5,656	50,246
Grupo Aeroportuario del Sureste S.A.B. de C.V. Class B	1,287	20,810
Grupo Bimbo S.A.B. de C.V. Series A	6,285	13,148
Grupo Financiero Banorte S.A.B. de C.V. Class O	15,182	82,604
Grupo Financiero Inbursa S.A.B. de C.V. Class O	9,475	13,135
Grupo Lala S.A.B. de C.V.	7,260	9,439
Grupo Mexico S.A.B. de C.V. Series B	51,298	141,114
Grupo Televisa S.A.B. Series CPO	4,551	10,086
Industrias Bachoco S.A.B. de C.V. Series B	2,187	8,410
Industrias Penoles S.A.B. de C.V.	1,324	16,558
Infraestructura Energetica Nova S.A.B. de C.V.	5,232	21,041
Kimberly-Clark de Mexico S.A.B. de C.V. Class A*	22,150	37,614
Macquarie Mexico Real Estate Management S.A. de C.V.*(b)	15,918	17,258
Mexichem S.A.B. de C.V.	5,503	13,166
Nemak S.A.B. de C.V.(b)	14,312	8,286
Prologis Property Mexico S.A. de C.V.	6,827	13,163
Promotora y Operadora de Infraestructura S.A.B. de C.V.	1,903	18,916
Regional S.A.B. de C.V.	1,301	6,567
Wal-Mart de Mexico S.A.B. de C.V.	38,178	102,189

Total Mexico		820,382

Philippines - 0.8%
Aboitiz Equity Ventures, Inc.	21,650	24,305
Aboitiz Power Corp.	23,300	15,708
Ayala Corp.	880	15,753
Ayala Land, Inc.	22,100	18,897
Bank of the Philippine Islands	10,124	16,234
BDO Unibank, Inc.	8,691	22,145
DMCI Holdings, Inc.	72,000	16,454
Globe Telecom, Inc.	410	15,132
International Container Terminal Services, Inc.	7,390	18,394
Jollibee Foods Corp.	1,920	11,591
Manila Electric Co.	3,190	23,085
Metropolitan Bank & Trust Co.	6,664	10,140
Pilipinas Shell Petroleum Corp.	13,540	12,738
PLDT, Inc.	1,225	26,828
Semirara Mining & Power Corp.	23,260	9,723
SM Investments Corp.	1,730	30,772
SM Prime Holdings, Inc.	29,100	22,112
Universal Robina Corp.	7,440	21,537

Total Philippines		331,548

Poland - 0.9%
Asseco Poland S.A.	1,689	22,865
Bank Handlowy w Warszawie S.A.	329	5,792
Bank Polska Kasa Opieki S.A.	2,692	77,238
CCC S.A.	130	7,297
Ciech S.A.	1,063	14,875
Eurocash S.A.	1,155	6,592
Grupa Lotos S.A.	468	10,181
LC Corp. S.A.	15,037	10,472
Polski Koncern Naftowy Orlen S.A.	2,956	75,283
Powszechna Kasa Oszczednosci Bank Polski S.A.	2,612	26,285
Powszechny Zaklad Ubezpieczen S.A.	7,585	80,126
Warsaw Stock Exchange	688	6,999

Total Poland		344,005

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

March 31, 2019

Investments	Shares	Value
Russia - 7.7%
Gazprom Neft PJSC ADR	375	$9,225
Gazprom PJSC ADR	90,123	406,815
LSR Group PJSC GDR Reg S	6,472	12,944
Lukoil PJSC ADR	5,780	517,888
Magnit PJSC GDR Reg S	6,265	88,337
Magnitogorsk Iron & Steel Works PJSC GDR Reg S	3,922	35,141
MMC Norilsk Nickel PJSC ADR	22,872	483,057
Mobile TeleSystems PJSC ADR	15,128	114,368
Novatek PJSC GDR Reg S	385	65,989
Novolipetsk Steel PJSC GDR Reg S	3,220	82,657
PhosAgro PJSC GDR Reg S	1,674	20,975
Polyus PJSC GDR Reg S	1,022	42,004
Rosneft Oil Co. PJSC GDR Reg S	17,224	108,167
Rostelecom PJSC ADR	4,182	27,308
RusHydro PJSC ADR	28,901	20,664
Sberbank of Russia PJSC ADR	33,587	445,364
Severstal PJSC GDR Reg S	7,071	110,308
Tatneft PJSC ADR	7,049	487,791
VTB Bank PJSC GDR Reg S	42,686	48,747

Total Russia		3,127,749

Singapore - 0.0%
IGG, Inc.	12,000	16,632

South Africa - 5.4%
Absa Group Ltd.	10,567	111,449
Aeci Ltd.	2,699	17,922
African Rainbow Minerals Ltd.	2,090	24,594
Anglo American Platinum Ltd.	265	13,527
AngloGold Ashanti Ltd.	750	9,964
Aspen Pharmacare Holdings Ltd.	1,214	7,827
Assore Ltd.	899	23,315
Astral Foods Ltd.	1,091	12,685
AVI Ltd.	5,227	32,726
Barloworld Ltd.	2,742	24,147
Bid Corp., Ltd.	2,045	42,258
Bidvest Group Ltd. (The)	3,139	42,118
Capitec Bank Holdings Ltd.	206	19,284
Clicks Group Ltd.	2,091	26,709
Coronation Fund Managers Ltd.	3,503	11,159
Discovery Ltd.	1,224	11,611
Exxaro Resources Ltd.	4,816	54,885
FirstRand Ltd.(a)	32,207	140,609
Foschini Group Ltd. (The)	3,541	40,023
Hyprop Investments Ltd.	4,172	20,390
Imperial Logistics Ltd.	2,465	10,233
Investec Ltd.	3,186	18,633
JSE Ltd.	1,528	14,000
KAP Industrial Holdings Ltd.	17,847	8,700
Kumba Iron Ore Ltd.(a)	1,637	48,845
Liberty Holdings Ltd.(a)	1,942	13,605
Life Healthcare Group Holdings Ltd.	18,004	33,508
Massmart Holdings Ltd.(a)	1,153	6,356
Mondi Ltd.	1,013	22,392
Mpact Ltd.	3,824	6,483
Mr. Price Group Ltd.	2,651	34,839
MTN Group Ltd.(a)	36,478	224,161
MultiChoice Group Ltd.*	308	2,578
Naspers Ltd. Class N	308	71,166
Nedbank Group Ltd.	2,692	46,899
Netcare Ltd.	20,975	33,961
Omnia Holdings Ltd.(a)	582	2,054
Pick n Pay Stores Ltd.	4,044	18,623
Pioneer Foods Group Ltd.	1,903	10,572
PSG Group Ltd.	650	11,786
Rand Merchant Investment Holdings Ltd.	5,664	13,169
Remgro Ltd.	3,322	42,676
Reunert Ltd.	3,825	18,832
RMB Holdings Ltd.	8,820	46,469
Sanlam Ltd.	15,307	78,290
Sappi Ltd.	4,435	20,497
Sasol Ltd.	4,314	134,614
Shoprite Holdings Ltd.	3,576	39,330
SPAR Group Ltd. (The)	2,749	36,576
Standard Bank Group Ltd.	15,214	195,412
Telkom S.A. SOC Ltd.	7,257	36,695
Tiger Brands Ltd.	2,001	36,770
Tongaat Hulett Ltd.	299	447
Truworths International Ltd.	7,243	34,851
Tsogo Sun Holdings Ltd.	12,929	17,312
Vodacom Group Ltd.	12,184	94,143

Total South Africa		2,172,679

South Korea - 12.6%
Amorepacific Corp.	67	11,126
BGF Co., Ltd.	589	4,245
BNK Financial Group, Inc.	2,432	14,312
Cheil Worldwide, Inc.	913	19,465
CJ CheilJedang Corp.	28	7,968
Com2uS Corp.	80	7,358
Coway Co., Ltd.	688	57,278
Daelim Industrial Co., Ltd.	168	14,268
DB Insurance Co., Ltd.	396	23,967
DGB Financial Group, Inc.	1,841	13,251
Dongsuh Cos., Inc.	651	11,298
DONGSUNG Corp.	3,690	17,262
Doosan Bobcat, Inc.	427	11,624
Doosan Corp.	200	16,316
E-Mart, Inc.	63	9,546
Grand Korea Leisure Co., Ltd.	456	9,099
GS Engineering & Construction Corp.	199	7,468
GS Holdings Corp.	509	23,677
Hana Financial Group, Inc.	2,418	77,540
Hankook Tire Co., Ltd.	367	12,108
Hanon Systems	1,485	14,849
Hanwha Chemical Corp.	803	14,785
Hanwha Corp.	383	10,257
Hanwha Life Insurance Co., Ltd.	3,662	12,905
Hite Jinro Co., Ltd.	877	14,293
Huchems Fine Chemical Corp.	520	10,216
Hyundai Engineering & Construction Co., Ltd.	206	9,691
Hyundai Glovis Co., Ltd.	191	21,622
Hyundai Marine & Fire Insurance Co., Ltd.	597	19,933
Hyundai Motor Co.	1,620	170,549

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

March 31, 2019

Investments	Shares	Value
Hyundai Steel Co.	432	$17,088
iMarketKorea, Inc.	1,079	9,135
Industrial Bank of Korea	2,522	31,217
IS Dongseo Co., Ltd.	324	8,963
Kangwon Land, Inc.	1,287	36,282
KB Financial Group, Inc.	3,074	113,335
KEPCO Plant Service & Engineering Co., Ltd.	388	11,895
Kginicis Co., Ltd.	467	5,431
Kia Motors Corp.	2,231	69,479
Kolon Industries, Inc.	168	7,489
Korea Investment Holdings Co., Ltd.	265	14,498
Korea Zinc Co., Ltd.	116	47,520
Korean Reinsurance Co.	1,726	13,913
KT Corp. ADR	1,972	24,532
KT&G Corp.	1,625	148,170
LG Chem Ltd.	288	92,862
LG Corp.	802	54,757
LG Display Co., Ltd.	2,001	34,375
LG Electronics, Inc.	291	19,253
LG Hausys Ltd.	192	10,267
LG Household & Health Care Ltd.	27	33,705
LG Uplus Corp.	1,650	22,458
Lotte Chemical Corp.	199	50,929
LOTTE Fine Chemical Co., Ltd.	182	7,071
LOTTE Himart Co., Ltd.	209	9,427
LS Corp.	244	11,242
Meritz Fire & Marine Insurance Co., Ltd.	728	15,585
Meritz Securities Co., Ltd.	3,853	16,582
Mirae Asset Daewoo Co., Ltd.	2,642	17,061
Muhak Co., Ltd.	660	7,413
NAVER Corp.	111	12,126
NCSoft Corp.	103	45,008
NH Investment & Securities Co., Ltd.	1,492	17,679
OCI Co., Ltd.	138	11,294
Orange Life Insurance Ltd.(b)	627	19,886
Partron Co., Ltd.	1,025	12,010
POSCO	775	172,738
Posco International Corp.	440	6,880
S-1 Corp.	168	14,875
S-Oil Corp.	516	40,731
Samsung C&T Corp.	487	45,907
Samsung Electro-Mechanics Co., Ltd.	138	12,705
Samsung Electronics Co., Ltd.	57,635	2,267,115
Samsung Fire & Marine Insurance Co., Ltd.	261	69,211
Samsung Life Insurance Co., Ltd.	414	30,673
Samsung SDS Co., Ltd.	133	27,535
Samsung Securities Co., Ltd.	518	15,196
SFA Engineering Corp.	291	11,101
Shinhan Financial Group Co., Ltd.	3,321	122,881
SK Discovery Co., Ltd.	332	7,751
SK Gas Ltd.	89	7,166
SK Holdings Co., Ltd.	198	47,184
SK Hynix, Inc.	2,660	173,881
SK Innovation Co., Ltd.	726	114,807
SK Materials Co., Ltd.	53	7,919
SK Telecom Co., Ltd.	456	101,034
SKC Co., Ltd.	258	8,217
Ssangyong Cement Industrial Co., Ltd.	2,445	13,786
Sungwoo Hitech Co., Ltd.	3,097	11,691
Tongyang Life Insurance Co., Ltd.	1,965	7,955
Yuhan Corp.	53	11,206

Total South Korea		5,098,358

Taiwan - 19.9%
AcBel Polytech, Inc.	21,000	14,206
Accton Technology Corp.	9,000	36,356
Acer, Inc.*	33,000	21,147
Advantech Co., Ltd.	3,000	24,919
ASE Technology Holding Co., Ltd.*	35,374	77,473
Asia Cement Corp.	20,000	26,022
Asustek Computer, Inc.	13,000	94,061
AU Optronics Corp.	349,000	128,523
Catcher Technology Co., Ltd.	10,000	76,897
Cathay Financial Holding Co., Ltd.	85,000	123,968
Chang Hwa Commercial Bank Ltd.	31,780	19,024
Charoen Pokphand Enterprise	7,000	11,765
Cheng Loong Corp.	15,000	9,977
Cheng Shin Rubber Industry Co., Ltd.	31,000	42,194
Chicony Electronics Co., Ltd.	13,085	30,441
Chicony Power Technology Co., Ltd.	7,000	12,969
Chin-Poon Industrial Co., Ltd.	11,000	13,598
China Airlines Ltd.	22,000	7,038
China Development Financial Holding Corp.	159,000	53,137
China General Plastics Corp.	11,000	8,102
China Life Insurance Co., Ltd.	15,440	13,100
China Metal Products Co., Ltd.	14,000	16,989
China Steel Chemical Corp.	2,000	8,728
China Steel Corp.	129,000	105,894
Chong Hong Construction Co., Ltd.	5,000	14,601
Chroma ATE, Inc.	5,000	23,767
Chunghwa Telecom Co., Ltd.	51,000	181,194
Cleanaway Co., Ltd.	3,000	16,839
Clevo Co.*	15,000	14,260
Compal Electronics, Inc.	61,000	37,902
Compeq Manufacturing Co., Ltd.	22,000	16,917
CTBC Financial Holding Co., Ltd.	191,720	127,210
CTCI Corp.	13,000	20,246
Delta Electronics, Inc.	26,000	134,132
E.Sun Financial Holding Co., Ltd.	62,218	47,945
Eclat Textile Co., Ltd.	2,000	26,930
Elan Microelectronics Corp.	8,000	22,972
Elite Material Co., Ltd.	7,000	24,188
Elite Semiconductor Memory Technology, Inc.	16,000	16,379
Epistar Corp.	9,000	7,242
Eternal Materials Co., Ltd.	16,624	13,215
Everlight Electronics Co., Ltd.	19,000	19,265

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

March 31, 2019

Investments	Shares	Value
Far Eastern Department Stores Ltd.	26,000	$13,835
Far Eastern New Century Corp.	43,000	42,483
Far EasTone Telecommunications Co., Ltd.	22,000	53,036
Faraday Technology Corp.	7,000	10,118
Feng Hsin Steel Co., Ltd.	10,000	19,597
Feng TAY Enterprise Co., Ltd.	4,000	28,293
First Financial Holding Co., Ltd.	82,966	56,799
FLEXium Interconnect, Inc.	5,000	15,055
Formosa Chemicals & Fibre Corp.	72,000	261,644
Formosa Petrochemical Corp.	27,000	101,183
Formosa Plastics Corp.	69,000	245,145
Fubon Financial Holding Co., Ltd.	68,000	101,491
Getac Technology Corp.	11,000	18,345
Giant Manufacturing Co., Ltd.	3,000	21,414
Gigabyte Technology Co., Ltd.	15,000	23,896
Goldsun Building Materials Co., Ltd.	48,000	13,331
Grand Pacific Petrochemical	12,000	9,325
Grape King Bio Ltd.	2,000	12,914
Great Wall Enterprise Co., Ltd.	13,630	15,611
Greatek Electronics, Inc.	12,000	16,547
HannStar Display Corp.	62,000	13,719
Highwealth Construction Corp.	16,000	26,372
Holtek Semiconductor, Inc.	5,000	11,843
Holy Stone Enterprise Co., Ltd.	2,000	7,527
Hon Hai Precision Industry Co., Ltd.	105,880	252,500
Hota Industrial Manufacturing Co., Ltd.	3,000	11,048
Hotai Motor Co., Ltd.	5,000	61,242
Hua Nan Financial Holdings Co., Ltd.	47,065	29,625
Huaku Development Co., Ltd.	7,000	16,807
Hung Sheng Construction Ltd.	13,000	12,527
IEI Integration Corp.	12,000	13,199
Innolux Corp.	231,000	74,950
International CSRC Investment Holdings Co.	10,000	13,562
Inventec Corp.	65,000	49,456
ITEQ Corp.	7,000	20,168
Kenda Rubber Industrial Co., Ltd.	11,020	10,566
King Yuan Electronics Co., Ltd.	23,000	19,589
King’s Town Bank Co., Ltd.	16,000	16,612
Kinik Co.	8,000	15,860
Largan Precision Co., Ltd.	1,000	149,251
Lien Hwa Industrial Corp.	14,403	15,725
Lite-On Technology Corp.	5,014	7,296
Long Chen Paper Co., Ltd.	21,158	11,705
Macronix International	28,000	18,987
Makalot Industrial Co., Ltd.	2,000	14,017
MediaTek, Inc.	16,000	146,656
Mega Financial Holding Co., Ltd.	126,000	114,674
Merida Industry Co., Ltd.	2,000	11,161
Merry Electronics Co., Ltd.	5,080	27,856
Micro-Star International Co., Ltd.	14,000	39,292
Nan Kang Rubber Tire Co., Ltd.	13,000	13,160
Nan Ya Plastics Corp.	109,000	279,038
Nanya Technology Corp.	24,000	47,812
Nien Made Enterprise Co., Ltd.	3,000	26,427
Novatek Microelectronics Corp.	10,000	64,243
OptoTech Corp.	16,000	12,329
Oriental Union Chemical Corp.	12,000	10,162
Pan-International Industrial Corp.	20,000	15,217
Pegatron Corp.	47,000	81,280
Pou Chen Corp.	46,000	56,044
Powertech Technology, Inc.	16,000	37,793
President Chain Store Corp.	13,000	128,015
Primax Electronics Ltd.	10,000	19,695
Qisda Corp.	34,000	21,787
Quanta Computer, Inc.	56,000	105,021
Radiant Opto-Electronics Corp.	11,000	35,191
Realtek Semiconductor Corp.	8,000	47,241
Rechi Precision Co., Ltd.	13,000	10,672
Ruentex Industries Ltd.	10,400	27,299
Sercomm Corp.	8,000	17,521
Shin Kong Financial Holding Co., Ltd.	66,691	19,648
Shinkong Synthetic Fibers Corp.	43,000	19,463
Sigurd Microelectronics Corp.	16,000	15,626
Sinbon Electronics Co., Ltd.	4,000	13,433
SinoPac Financial Holdings Co., Ltd.	107,598	39,799
Sitronix Technology Corp.	4,000	18,364
Standard Foods Corp.	8,000	13,446
Supreme Electronics Co., Ltd.	16,000	16,301
Syncmold Enterprise Corp.	9,250	25,000
Synnex Technology International Corp.	27,150	32,594
TA Chen Stainless Pipe	4,000	5,899
Taichung Commercial Bank Co., Ltd.	13,670	5,056
Taishin Financial Holding Co., Ltd.	73,482	33,498
Taiwan Business Bank	41,000	15,963
Taiwan Cement Corp.	41,500	55,543
Taiwan Cooperative Financial Holding Co., Ltd.	75,674	47,879
Taiwan Glass Industry Corp.	12,000	5,354
Taiwan High Speed Rail Corp.	18,000	21,025
Taiwan Hon Chuan Enterprise Co., Ltd.	9,000	14,353
Taiwan Mobile Co., Ltd.	22,000	79,590
Taiwan Paiho Ltd.	5,000	11,616
Taiwan PCB Techvest Co., Ltd.	18,000	21,580
Taiwan Secom Co., Ltd.	3,000	8,429
Taiwan Semiconductor Manufacturing Co., Ltd.	197,000	1,569,199
Teco Electric and Machinery Co., Ltd.	25,000	17,034
Test Research, Inc.	5,000	9,052
Tong Hsing Electronic Industries Ltd.	4,000	13,433
Tong Yang Industry Co., Ltd.	7,000	8,983
Topco Scientific Co., Ltd.	5,097	13,197
Transcend Information, Inc.	5,000	11,356
Tripod Technology Corp.	11,000	35,512

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Emerging Markets Dividend Fund (DVEM)

March 31, 2019

Investments	Shares	Value
TSRC Corp.	11,000	$9,815
Tung Ho Steel Enterprise Corp.	21,000	14,479
TXC Corp.	14,000	14,649
Uni-President Enterprises Corp.	112,000	271,819
Unimicron Technology Corp.	16,000	15,366
United Microelectronics Corp.	194,000	73,331
UPC Technology Corp.	25,000	10,099
USI Corp.	30,400	11,886
Voltronic Power Technology Corp.	1,000	19,597
Walsin Lihwa Corp.	44,000	25,198
Walsin Technology Corp.	2,000	12,978
Wan Hai Lines Ltd.	12,000	6,249
Waterland Financial Holdings Co., Ltd.	47,000	16,012
Winbond Electronics Corp.	70,446	33,714
Wistron Corp.	53,843	41,404
Wistron NeWeb Corp.	8,362	21,976
WPG Holdings Ltd.	29,360	38,295
WT Microelectronics Co., Ltd.	11,645	15,359
Yageo Corp.	2,198	23,035
YFY, Inc.	26,000	9,997
Yuanta Financial Holding Co., Ltd.	83,000	47,262
Yulon Motor Co., Ltd.	15,000	9,466
Yungtay Engineering Co., Ltd.	6,000	12,459

Total Taiwan		8,083,203

Thailand - 2.8%
Advanced Info Service PCL NVDR	12,800	74,215
Airports of Thailand PCL NVDR	22,100	47,355
Bangkok Dusit Medical Services PCL NVDR	28,400	22,194
Banpu PCL NVDR	30,744	15,694
Beauty Community PCL NVDR	38,400	8,047
Berli Jucker PCL NVDR	8,200	12,790
BTS Group Holdings PCL NVDR	106,800	37,019
Bumrungrad Hospital PCL NVDR	2,800	15,837
Charoen Pokphand Foods PCL NVDR	33,800	27,159
CP ALL PCL NVDR	26,000	61,241
Delta Electronics Thailand PCL NVDR	6,500	14,542
Electricity Generating PCL NVDR	3,500	32,204
Esso Thailand PCL NVDR	38,300	13,276
Glow Energy PCL NVDR	11,400	32,689
Hana Microelectronics PCL NVDR	13,000	12,699
Indorama Ventures PCL NVDR	19,500	30,570
IRPC PCL NVDR	220,800	40,006
Jasmine International PCL NVDR	130,000	22,121
KCE Electronics PCL NVDR	7,900	6,049
Land & Houses PCL NVDR	67,800	22,860
Minor International PCL NVDR	13,500	16,590
MK Restaurants Group PCL NVDR	5,900	13,479
PTT Exploration & Production PCL NVDR	13,800	54,574
PTT Global Chemical PCL NVDR	30,900	65,481
PTT PCL NVDR	56,000	84,701
Quality Houses PCL NVDR	157,300	14,672
Robinson PCL NVDR	6,500	12,033
Siam Cement PCL (The) NVDR	4,300	65,310
Siam City Cement PCL NVDR	1,777	12,599
Siam Commercial Bank PCL (The) NVDR	14,400	59,896
Siamgas & Petrochemicals PCL NVDR	24,800	7,190
Star Petroleum Refining PCL NVDR	57,200	19,646
Thai Oil PCL NVDR	17,400	38,106
Thai Union Group PCL NVDR	39,100	23,779
Thai Vegetable Oil PCL NVDR	13,000	10,958
Tisco Financial Group PCL NVDR	7,900	21,969
TMB Bank PCL NVDR	257,800	16,572
TPI Polene Power PCL NVDR	74,400	14,301
TTW PCL NVDR	44,000	16,915
WHA Corp. PCL NVDR	113,900	15,146

Total Thailand		1,132,484

Turkey - 1.1%
Akbank T.A.S.*	31,363	35,085
Aksa Akrilik Kimya Sanayii AS	2,794	4,540
Albaraka Turk Katilim Bankasi AS	25,375	6,962
Aygaz AS	3,623	6,176
BIM Birlesik Magazalar AS	1,517	20,461
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	44,190	11,967
Enka Insaat ve Sanayi AS	17,019	13,827
Eregli Demir ve Celik Fabrikalari T.A.S.	39,996	64,564
Ford Otomotiv Sanayi AS	1,520	13,124
Haci Omer Sabanci Holding AS	7,684	10,663
Iskenderun Demir ve Celik AS	5,525	6,992
KOC Holding AS	7,077	20,155
TAV Havalimanlari Holding AS	2,807	11,596
Tekfen Holding AS	2,451	9,779
Tofas Turk Otomobil Fabrikasi AS	1,117	3,383
Trakya Cam Sanayii AS	7,488	4,400
Tupras Turkiye Petrol Rafinerileri AS	3,649	80,607
Turkcell Iletisim Hizmetleri AS	31,166	66,694
Turkiye Garanti Bankasi AS	24,797	36,606
Turkiye Sise ve Cam Fabrikalari AS	8,511	8,783

Total Turkey		436,364

TOTAL COMMON STOCKS (Cost: $38,663,352)		40,452,590

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Emerging Markets Dividend Fund (DVEM)

March 31, 2019

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.3%

United States - 1.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.46%(c) (Cost: $536,768)(d)	536,768	$536,768

TOTAL INVESTMENTS IN SECURITIES - 101.1% (Cost: $39,200,120)		40,989,358
Other Assets less Liabilities - (1.1)%		(438,446)

NET ASSETS - 100.0%		$40,550,912

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at March 31, 2019 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2019.
(d)

At March 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $562,481 and the total market value of the collateral held by the Fund was $594,746. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $57,978.

ADR	-	American Depositary Receipt
GDR	-	Global Depositary Receipt
NVDR	-	Non-Voting Depositary Receipt
Reg S	-	Regulation S provides an exclusion from the registration requirements of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Citibank N.A.	4/2/2019	3,578	USD	20,000	TRY	$38	$—
Citibank N.A.	4/2/2019	3,464	USD	50,000	ZAR	—	(3)

						$38	$(3)

CURRENCY LEGEND

TRY	Turkish new lira
USD	U.S. dollar
ZAR	South African rand

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Europe Multifactor Fund (EUMF)

March 31, 2019

Investments	Shares	Value
COMMON STOCKS - 98.5%

Austria - 0.8%
OMV AG	1,347	$73,158
UNIQA Insurance Group AG	2,932	29,235

Total Austria		102,393

Belgium - 3.1%
Ackermans & van Haaren N.V.	526	79,438
Barco N.V.	502	76,998
Colruyt S.A.	1,171	86,649
Proximus SADP	2,301	66,426
UCB S.A.	916	78,744

Total Belgium		388,255

Denmark - 2.4%
Carlsberg A/S Class B	709	88,638
Coloplast A/S Class B	635	69,740
H. Lundbeck A/S	773	33,484
Royal Unibrew A/S	794	58,637
Topdanmark A/S	1,149	57,444

Total Denmark		307,943

Finland - 2.1%
Kemira Oyj	4,495	55,620
Stora Enso Oyj Class R	3,085	37,740
Tieto Oyj(a)	2,572	78,553
UPM-Kymmene Oyj	1,836	53,601
Valmet Oyj	1,765	44,710

Total Finland		270,224

France - 11.7%
Air France-KLM*	3,507	39,477
Alstom S.A.	1,910	82,826
Casino Guichard Perrachon S.A.	1,439	62,450
CGG S.A.*	38,291	78,423
Cie de Saint-Gobain	1,957	70,998
CNP Assurances	4,481	98,718
Eiffage S.A.	862	82,910
Eurazeo SE	1,339	100,734
Faurecia S.A.	1,476	62,117
Ipsen S.A.	576	79,034
Korian S.A.	1,881	76,204
Lagardere SCA	3,750	96,509
Maisons du Monde S.A.(b)	3,079	59,534
Orange S.A.	6,886	112,113
Sanofi	1,127	99,642
Societe BIC S.A.	763	68,068
TOTAL S.A.	2,033	113,042
Veolia Environnement S.A.	4,591	102,739

Total France		1,485,538

Germany - 12.1%
Allianz SE Registered Shares	451	100,410
CompuGroup Medical SE	1,092	64,373
Covestro AG(b)	1,057	58,179
Deutsche Telekom AG Registered Shares	5,744	95,422
Deutsche Wohnen SE Bearer Shares	2,344	113,780
E.ON SE	9,360	104,174
Evonik Industries AG	3,037	82,797
Hannover Rueck SE	687	98,739
Hochtief AG	480	69,527
LEG Immobilien AG	942	115,768
Merck KGaA	781	89,141
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	404	95,716
ProSiebenSat.1 Media SE	3,796	54,217
Siemens Healthineers AG(b)	1,923	80,216
Siltronic AG	894	78,941
Software AG	2,822	95,536
Stabilus S.A.	707	34,136
TLG Immobilien AG	3,780	113,919

Total Germany		1,544,991

Ireland - 0.2%
Grafton Group PLC	2,936	30,970

Italy - 6.2%
A2A SpA	44,594	81,443
Anima Holding SpA(b)	9,599	39,276
Buzzi Unicem SpA	2,816	57,658
Enel SpA	13,312	85,260
Eni SpA	5,258	93,011
Iren SpA	27,257	69,597
Italgas SpA	12,702	78,500
Recordati SpA	1,536	59,864
Reply SpA	1,010	65,096
Societa Cattolica di Assicurazioni SC	5,914	56,544
Societa Iniziative Autostradali e Servizi SpA	1,702	29,507
Terna Rete Elettrica Nazionale SpA	12,498	79,261

Total Italy		795,017

Kazakhstan - 0.2%
KAZ Minerals PLC	2,658	22,631

Luxembourg - 0.6%
RTL Group S.A.	1,368	74,806

Netherlands - 4.0%
Aalberts Industries N.V.	1,342	46,457
Aegon N.V.	11,138	53,577
EXOR N.V.	859	55,846
Heineken Holding N.V.	722	72,395
Intertrust N.V.(b)	2,637	49,744
Koninklijke Ahold Delhaize N.V.	3,219	85,753
NN Group N.V.	1,656	68,855
Randstad N.V.	769	37,535
Rhi Magnesita N.V.	562	33,115

Total Netherlands		503,277

Norway - 2.2%
DNO ASA	22,927	50,984
Equinor ASA	3,857	84,583
SpareBank 1 SMN	7,371	74,809

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Multifactor Fund (EUMF)

March 31, 2019

Investments	Shares	Value
Storebrand ASA	8,889	$69,303

Total Norway		279,679

Spain - 8.0%
Acciona S.A.(a)	663	73,924
Acerinox S.A.	5,626	55,806
Bolsas y Mercados Espanoles SHMSF S.A.	2,793	78,152
Cellnex Telecom S.A.*(b)	4	118
Cia de Distribucion Integral Logista Holdings S.A.	2,530	59,657
Ebro Foods S.A.	3,881	83,059
Enagas S.A.	3,167	92,244
Endesa S.A.	3,220	82,218
Iberdrola S.A.	9,391	82,523
Indra Sistemas S.A.*	6,890	76,552
Mapfre S.A.	16,215	44,716
Mediaset Espana Comunicacion S.A.	6,027	45,044
Red Electrica Corp. S.A.	3,767	80,366
Repsol S.A.	5,226	89,546
Telefonica S.A.	9,363	78,523

Total Spain		1,022,448

Sweden - 4.6%
AAK AB	4,963	74,204
Bravida Holding AB(b)	4,555	40,245
Indutrade AB	1,479	42,192
Loomis AB Class B	1,000	34,500
Sandvik AB	2,305	37,525
Securitas AB Class B	3,701	59,952
Skanska AB Class B	2,364	43,048
SKF AB Class B	2,413	40,168
Svenska Handelsbanken AB Class A	6,504	68,789
Swedish Orphan Biovitrum AB*	1,480	34,801
Telia Co. AB	16,453	74,413
Volvo AB Class B	2,692	41,794

Total Sweden		591,631

Switzerland - 9.9%
Adecco Group AG Registered Shares	904	48,218
Baloise Holding AG Registered Shares	464	76,642
dormakaba Holding AG*	36	25,774
Emmi AG	77	67,730
Galenica AG*(b)	1,516	75,046
Georg Fischer AG Registered Shares	32	29,143
Helvetia Holding AG Registered Shares	144	87,912
Julius Baer Group Ltd.*	1,157	46,738
Nestle S.A. Registered Shares	837	79,758
Novartis AG Registered Shares	887	85,307
OC Oerlikon Corp. AG Registered Shares*	2,263	28,949
Roche Holding AG Genusschein	322	88,704
SGS S.A. Registered Shares	23	57,229
Siegfried Holding AG*	139	49,897
Sonova Holding AG Registered Shares	303	59,937
Swiss Life Holding AG Registered Shares*	176	77,494
Swisscom AG Registered Shares	162	79,219
Tecan Group AG Registered Shares	276	65,072
Vontobel Holding AG Registered Shares	1,113	59,846
Zurich Insurance Group AG	236	78,106

Total Switzerland		1,266,721

United Kingdom - 29.6%
Admiral Group PLC	2,262	63,961
Aggreko PLC	2,487	25,511
Anglo American PLC	1,036	27,721
Ashmore Group PLC	10,324	57,470
Auto Trader Group PLC(b)	6,564	44,614
Aviva PLC	11,165	59,998
B&M European Value Retail S.A.	12,407	60,400
Balfour Beatty PLC	11,684	39,904
Barratt Developments PLC	7,620	59,496
BCA Marketplace PLC	14,532	37,417
Bellway PLC	1,506	59,755
Berkeley Group Holdings PLC	1,258	60,471
Bodycote PLC	2,151	23,068
Bovis Homes Group PLC	3,811	52,813
BP PLC	9,396	68,380
Brewin Dolphin Holdings PLC	11,500	46,783
Britvic PLC	4,759	59,067
BT Group PLC	17,340	50,375
Coats Group PLC	55,052	56,743
Cobham PLC*	18,161	26,102
Coca-Cola European Partners PLC	1,637	84,698
Countryside Properties PLC(b)	10,714	45,345
Cranswick PLC	1,481	52,530
Daily Mail & General Trust PLC Class A Non-Voting Shares	5,914	49,744
Dairy Crest Group PLC	4,752	38,453
Direct Line Insurance Group PLC	14,335	65,938
Drax Group PLC	9,185	45,289
EI Group PLC*	25,080	69,609
Electrocomponents PLC	7,772	56,895
GlaxoSmithKline PLC	3,393	70,599
Go-Ahead Group PLC (The)	495	12,649
Greene King PLC	5,828	50,532
Greggs PLC	1,829	43,829
Halma PLC	3,866	84,229
Hays PLC	13,421	26,232
Howden Joinery Group PLC	4,507	28,501
InterContinental Hotels Group PLC	1,163	69,938
International Consolidated Airlines Group S.A.	5,975	39,798
Investec PLC	5,956	34,327
J D Wetherspoon PLC	3,269	55,802
John Laing Group PLC(b)	11,110	55,012
Jupiter Fund Management PLC	12,521	59,029
Just Group PLC	77,449	61,763
Legal & General Group PLC	18,440	66,150

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Europe Multifactor Fund (EUMF)

March 31, 2019

Investments	Shares	Value
Man Group PLC	22,604	$39,999
Marks & Spencer Group PLC	16,281	59,169
Moneysupermarket.com Group PLC	11,978	58,077
National Express Group PLC	8,889	47,026
Pagegroup PLC	5,693	34,866
Pearson PLC	5,424	59,100
Persimmon PLC	1,958	55,365
Petrofac Ltd.	5,470	34,911
QinetiQ Group PLC	11,031	43,294
Redrow PLC	7,150	55,994
RELX PLC	2,206	47,185
Rio Tinto PLC	770	44,759
Royal Dutch Shell PLC Class A	2,352	73,968
Safestore Holdings PLC	9,358	72,737
Saga PLC	34,216	49,579
Savills PLC	6,184	72,885
Schroders PLC	1,652	58,164
Smith & Nephew PLC	3,220	63,902
SSP Group PLC	7,361	66,404
Synthomer PLC	9,830	48,597
Tate & Lyle PLC	7,512	71,045
Taylor Wimpey PLC	25,639	58,616
Tesco PLC	19,533	59,075
Unilever N.V. CVA	1,368	79,537
Unilever PLC	1,256	71,930
Vesuvius PLC	3,824	29,573
WM Morrison Supermarkets PLC	21,803	64,648

Total United Kingdom		3,767,345

United States - 0.8%
QIAGEN N.V.*	2,356	95,606

TOTAL COMMON STOCKS (Cost: $12,508,380)		12,549,475

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

United States - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.46%(c) (Cost: $34,340)(d)	34,340	34,340

TOTAL INVESTMENTS IN SECURITIES - 98.8% (Cost: $12,542,720)		12,583,815
Other Assets less Liabilities - 1.2%		152,207

NET ASSETS - 100.0%		$12,736,022

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at March 31, 2019 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2019.
(d)

At March 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $29,396. The Fund also had securities on loan having a market value of $10,231 that were sold and pending settlement. The total market value of the collateral held by the Fund was $43,011. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $8,671.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	4/3/2019	1,846,957	USD	1,617,986	EUR	$30,047	$—
Barclays Bank PLC	4/3/2019	1,846,957	USD	1,617,968	EUR	30,067	—
Canadian Imperial Bank of Commerce	4/3/2019	1,846,957	USD	1,618,094	EUR	29,926	—
Citibank N.A.	4/2/2019	28,163	NOK	2,913	EUR	—	(1)
Citibank N.A.	4/3/2019	1,846,957	USD	1,617,955	EUR	30,082	—
Credit Suisse International	4/2/2019	114,439	SEK	10,988	EUR	—	—
Goldman Sachs	4/3/2019	1,007,435	USD	882,524	EUR	16,408	—
Royal Bank of Canada	4/2/2019	23,892	CHF	21,385	EUR	—	(22)
Royal Bank of Canada	4/2/2019	35,276	GBP	40,867	EUR	79	—
Societe Generale	4/2/2019	48,178	DKK	6,454	EUR	—	—
State Street Bank and Trust	4/1/2019	14,286	DKK	1,914	EUR	—	—
UBS AG	4/1/2019	1,227,734	CHF	1,098,075	EUR	—	(185)
UBS AG	4/1/2019	1,988,673	DKK	266,441	EUR	—	(64)
UBS AG	4/1/2019	2,755,990	GBP	3,210,115	EUR	—	(13,284)
UBS AG	4/1/2019	2,416,061	NOK	248,853	EUR	1,135	—
UBS AG	4/1/2019	5,369,642	SEK	514,011	EUR	1,761	—
UBS AG	4/1/2019	83,411	USD	74,241	EUR	50	—
UBS AG	4/3/2019	7,470,943	EUR	8,395,263	USD	—	(5,801)
UBS AG	4/9/2019	1,256,261	USD	1,249,257	CHF	1,016	—

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Europe Multifactor Fund (EUMF)

March 31, 2019

UBS AG	4/9/2019	212,050	USD	1,407,803	DKK	$174	$—
UBS AG	4/9/2019	4,617,874	USD	4,107,435	EUR	3,089	—
UBS AG	4/9/2019	2,216,213	USD	1,692,922	GBP	9,454	—
UBS AG	4/9/2019	285,109	USD	2,463,120	NOK	—	(998)
UBS AG	4/9/2019	494,272	USD	4,593,388	SEK	—	(1,212)

						$153,288	$(21,567)

CURRENCY LEGEND

CHF	Swiss franc
DKK	Danish krone
EUR	Euro
GBP	British pound
NOK	Norwegian krone
SEK	Swedish krona
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Global ex-Mexico Equity Fund (XMX)

March 31, 2019

Investments	Shares	Value
COMMON STOCKS - 97.8%

Australia - 2.0%
Aristocrat Leisure Ltd.	167	$2,908
Australia & New Zealand Banking Group Ltd.	252	4,659
BHP Group Ltd.	290	7,929
BHP Group PLC	202	4,866
Brambles Ltd.	430	3,592
Commonwealth Bank of Australia	120	6,021
CSL Ltd.	43	5,954
Macquarie Group Ltd.	51	4,689
National Australia Bank Ltd.	225	4,039
QBE Insurance Group Ltd.	368	3,218
Telstra Corp., Ltd.	795	1,875
Westpac Banking Corp.	250	4,603
Woolworths Group Ltd.	170	3,671

Total Australia		58,024

Austria - 0.1%
ams AG*	25	674
Andritz AG	23	988
Raiffeisen Bank International AG	41	921

Total Austria		2,583

Belgium - 0.4%
Ageas	64	3,090
Anheuser-Busch InBev S.A./N.V.	64	5,373
KBC Group N.V.	41	2,867
Umicore S.A.	38	1,689

Total Belgium		13,019

Brazil - 0.3%
Ambev S.A.	271	1,172
B3 S.A. - Brasil Bolsa Balcao	304	2,509
Banco do Brasil S.A.	98	1,227
Petroleo Brasileiro S.A.	229	1,833
Vale S.A.	239	3,128

Total Brazil		9,869

Canada - 3.1%
Alimentation Couche-Tard, Inc. Class B	52	3,064
ARC Resources Ltd.(a)	149	1,017
Bank of Nova Scotia (The)	67	3,568
Barrick Gold Corp.	135	1,851
BlackBerry Ltd.*	143	1,442
Canadian Imperial Bank of Commerce	31	2,450
Canadian National Railway Co.	56	5,015
Canadian Natural Resources Ltd.	90	2,472
Canadian Pacific Railway Ltd.	17	3,504
Cenovus Energy, Inc.	130	1,129
Enbridge, Inc.	127	4,601
George Weston Ltd.	39	2,805
Hydro One Ltd.(b)	174	2,704
IA Financial Corp., Inc.*	94	3,467
Intact Financial Corp.	39	3,301
Loblaw Cos. Ltd.	57	2,813
Magna International, Inc.	62	3,020
Manulife Financial Corp.	180	3,045
Metro, Inc.	101	3,720
Nutrien Ltd.	74	3,904
Ritchie Bros Auctioneers, Inc.	75	2,547
Royal Bank of Canada	66	4,981
Saputo, Inc.	104	3,546
Shopify, Inc. Class A*	9	1,858
SNC-Lavalin Group, Inc.	78	1,980
Suncor Energy, Inc.	146	4,733
Toronto-Dominion Bank (The)	85	4,614
TransCanada Corp.(a)	77	3,459
Wheaton Precious Metals Corp.	137	3,262

Total Canada		89,872

Chile - 0.1%
Banco Santander Chile	24,205	1,821

China - 2.2%
Bank of China Ltd. Class H	8,000	3,628
China Conch Venture Holdings Ltd.	500	1,790
China Construction Bank Corp. Class H	8,000	6,859
China Petroleum & Chemical Corp. Class H	4,000	3,154
CNOOC Ltd.	1,000	1,872
Country Garden Holdings Co., Ltd.	1,000	1,562
CSPC Pharmaceutical Group Ltd.	2,000	3,720
ENN Energy Holdings Ltd.	100	967
Geely Automobile Holdings Ltd.	1,000	1,911
Industrial & Commercial Bank of China Ltd. Class H	7,000	5,127
Lenovo Group Ltd.	2,000	1,799
Shenzhou International Group Holdings Ltd.	200	2,680
Sino Biopharmaceutical Ltd.	2,000	1,824
Sunny Optical Technology Group Co., Ltd.	100	1,194
Tencent Holdings Ltd.	500	22,994
Want Want China Holdings Ltd.	2,000	1,661
Yum China Holdings, Inc.	55	2,470

Total China		65,212

Denmark - 0.5%
DSV A/S	33	2,732
ISS A/S	93	2,832
Novo Nordisk A/S Class B	130	6,812
Pandora A/S	17	797
Vestas Wind Systems A/S	21	1,769

Total Denmark		14,942

Finland - 0.4%
Elisa Oyj	66	2,981
Nokia Oyj	431	2,456
Nordea Bank Abp(a)	241	1,838
Orion Oyj Class B	27	1,013

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

March 31, 2019

Investments	Shares	Value
Stora Enso Oyj Class R	106	$1,297
UPM-Kymmene Oyj	69	2,014

Total Finland		11,599

France - 3.6%
Accor S.A.	65	2,636
Air Liquide S.A.	35	4,455
Airbus SE	42	5,560
Arkema S.A.	32	3,049
Atos SE	19	1,835
AXA S.A.	129	3,249
BNP Paribas S.A.	73	3,493
Capgemini SE	34	4,127
Covivio	29	3,080
Danone S.A.	48	3,702
Engie S.A.	202	3,012
EssilorLuxottica S.A.	25	2,734
Kering S.A.	6	3,444
L’Oreal S.A.	13	3,500
Legrand S.A.	50	3,349
LVMH Moet Hennessy Louis Vuitton SE	22	8,100
Orange S.A.	210	3,419
Publicis Groupe S.A.	37	1,983
Safran S.A.	19	2,608
Sanofi	77	6,808
Schneider Electric SE	56	4,398
Societe Generale S.A.	67	1,939
TOTAL S.A.	156	8,674
Unibail-Rodamco-Westfield	16	2,626
Valeo S.A.	39	1,132
Veolia Environnement S.A.	136	3,043
Vinci S.A.	50	4,869
Vivendi S.A.	126	3,654

Total France		104,478

Germany - 2.5%
adidas AG	12	2,918
Allianz SE Registered Shares	26	5,789
BASF SE	51	3,753
Bayer AG Registered Shares	62	4,010
Daimler AG Registered Shares	60	3,520
Deutsche Bank AG Registered Shares	190	1,549
Deutsche Telekom AG Registered Shares	255	4,236
Deutsche Wohnen SE Bearer Shares	84	4,077
E.ON SE	207	2,304
Fresenius SE & Co. KGaA	40	2,235
HeidelbergCement AG	35	2,521
Infineon Technologies AG	156	3,098
MTU Aero Engines AG	14	3,172
Muenchener Rueckversicherungs - Gesellschaft AG Registered Shares	14	3,317
OSRAM Licht AG	29	999
Rheinmetall AG	33	3,442
RWE AG	69	1,852
SAP SE	71	8,211
Scout24 AG(b)	48	2,488
Siemens AG Registered Shares	47	5,063
ThyssenKrupp AG	84	1,155
Wirecard AG	15	1,881

Total Germany		71,590

Hong Kong - 0.8%
AIA Group Ltd.	1,000	9,955
Galaxy Entertainment Group Ltd.	1,000	6,809
Hang Lung Properties Ltd.	1,000	2,441
Hong Kong Exchanges & Clearing Ltd.	101	3,520

Total Hong Kong		22,725

India - 0.9%
Axis Bank Ltd.*	241	2,704
HDFC Bank Ltd.	161	5,389
IndusInd Bank Ltd.	139	3,572
Infosys Ltd.	372	3,994
Larsen & Toubro Ltd.	98	1,960
Maruti Suzuki India Ltd.	21	2,023
Reliance Industries Ltd.	285	5,608
Tata Consultancy Services Ltd.	67	1,936

Total India		27,186

Ireland - 0.2%
CRH PLC	61	1,894
Kingspan Group PLC	44	2,038
Smurfit Kappa Group PLC	49	1,369

Total Ireland		5,301

Israel - 0.1%
Nice Ltd.*	19	2,240
Teva Pharmaceutical Industries Ltd.*	51	794

Total Israel		3,034

Italy - 0.7%
Assicurazioni Generali SpA	171	3,168
Eni SpA	193	3,414
Ferrari N.V.	12	1,610
Intesa Sanpaolo SpA	975	2,377
Moncler SpA	57	2,299
Snam SpA	822	4,226
UniCredit SpA	182	2,336

Total Italy		19,430

Japan - 7.5%
Ajinomoto Co., Inc.	100	1,598
Astellas Pharma, Inc.	300	4,495
Bridgestone Corp.	100	3,854
Chugoku Electric Power Co., Inc. (The)(a)	300	3,743
Daikin Industries Ltd.	100	11,718
Eisai Co., Ltd.	100	5,613
Hitachi Ltd.	200	6,478
Honda Motor Co., Ltd.	200	5,412
Hoya Corp.	100	6,603
Isetan Mitsukoshi Holdings Ltd.	100	1,011
ITOCHU Corp.	300	5,427
Japan Exchange Group, Inc.	200	3,565
Kansai Paint Co., Ltd.	100	1,907

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

March 31, 2019

Investments	Shares	Value
KDDI Corp.	200	$4,309
Kintetsu Group Holdings Co., Ltd.	100	4,662
Kirin Holdings Co., Ltd.	200	4,775
Koito Manufacturing Co., Ltd.	100	5,665
Komatsu Ltd.	200	4,645
Konica Minolta, Inc.	300	2,952
Kubota Corp.	200	2,890
Mitsubishi Chemical Holdings Corp.	500	3,521
Mitsubishi Corp.	100	2,777
Mitsubishi Electric Corp.	300	3,855
Mitsubishi Gas Chemical Co., Inc.	200	2,853
Mitsubishi UFJ Financial Group, Inc.	1,100	5,466
Mizuho Financial Group, Inc.	2,500	3,869
Nagoya Railroad Co., Ltd.	100	2,769
NGK Spark Plug Co., Ltd.	100	1,856
Nikon Corp.	100	1,410
Nippon Steel & Sumitomo Metal Corp.	100	1,765
Nisshin Seifun Group, Inc.	200	4,590
Nomura Holdings, Inc.	700	2,531
NTT DOCOMO, Inc.	200	4,430
Odakyu Electric Railway Co., Ltd.	100	2,424
Oji Holdings Corp.	400	2,483
Olympus Corp.	400	4,344
Panasonic Corp.	300	2,586
Recruit Holdings Co., Ltd.	200	5,712
Ricoh Co., Ltd.	300	3,136
Sekisui House Ltd.	100	1,655
Seven & I Holdings Co., Ltd.	100	3,773
Shin-Etsu Chemical Co., Ltd.	100	8,384
Shiseido Co., Ltd.	100	7,216
SoftBank Group Corp.	100	9,708
Sony Corp.	100	4,197
Stanley Electric Co., Ltd.	200	5,376
Sumitomo Mitsui Financial Group, Inc.	100	3,502
Takeda Pharmaceutical Co., Ltd.	100	4,085
Tobu Railway Co., Ltd.	100	2,887
Tokio Marine Holdings, Inc.	100	4,844
Tokyo Gas Co., Ltd.	100	2,704
Toyota Motor Corp.	100	5,861

Total Japan		217,891

Malaysia - 0.1%
CIMB Group Holdings Bhd	1,100	1,388
Genting Malaysia Bhd	1,600	1,254

Total Malaysia		2,642

Netherlands - 1.0%
Akzo Nobel N.V.	39	3,459
ASML Holding N.V.	24	4,506
ING Groep N.V.	187	2,264
Koninklijke Ahold Delhaize N.V.	98	2,611
Koninklijke DSM N.V.	36	3,927
Koninklijke KPN N.V.	980	3,110
Koninklijke Philips N.V.	90	3,670
Wolters Kluwer N.V.	65	4,430

Total Netherlands		27,977

Norway - 0.2%
Mowi ASA	90	2,012
Orkla ASA	336	2,583
Yara International ASA	39	1,597

Total Norway		6,192

Poland - 0.0%
Polski Koncern Naftowy Orlen S.A.	46	1,172

Singapore - 0.4%
City Developments Ltd.	400	2,673
Genting Singapore Ltd.	1,600	1,228
Keppel Corp., Ltd.	300	1,378
Oversea-Chinese Banking Corp., Ltd.	269	2,194
Singapore Exchange Ltd.	600	3,238

Total Singapore		10,711

South Africa - 0.5%
FirstRand Ltd.(a)	403	1,759
MTN Group Ltd.(a)	198	1,217
MultiChoice Group Ltd.*	30	251
Naspers Ltd. Class N	30	6,932
Remgro Ltd.	209	2,685
Sasol Ltd.	52	1,623
Standard Bank Group Ltd.	107	1,374

Total South Africa		15,841

South Korea - 1.4%
Celltrion, Inc.*	8	1,276
Hana Financial Group, Inc.	58	1,860
Hyundai Motor Co.	18	1,895
Kakao Corp.	14	1,277
KT&G Corp.	28	2,553
LG Electronics, Inc.	25	1,654
LG Household & Health Care Ltd.	2	2,497
NAVER Corp.	18	1,966
POSCO	10	2,229
Samsung Electronics Co., Ltd.	366	14,397
Samsung Fire & Marine Insurance Co., Ltd.	8	2,121
Shinhan Financial Group Co., Ltd.	84	3,108
SK Hynix, Inc.	42	2,745

Total South Korea		39,578

Spain - 0.9%
Banco Bilbao Vizcaya Argentaria S.A.	549	3,140
Banco Santander S.A.	1,088	5,063
Enagas S.A.	124	3,612
Industria de Diseno Textil S.A.	70	2,059
Red Electrica Corp. S.A.	167	3,563
Repsol S.A.	231	3,958
Telefonica S.A.	405	3,396

Total Spain		24,791

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

March 31, 2019

Investments	Shares	Value
Sweden - 0.7%
Assa Abloy AB Class B	144	$3,116
Atlas Copco AB Class A	116	3,122
Castellum AB	247	4,803
Securitas AB Class B	197	3,191
Telefonaktiebolaget LM Ericsson Class B	306	2,818
Volvo AB Class B	202	3,136

Total Sweden		20,186

Switzerland - 2.8%
ABB Ltd. Registered Shares	183	3,438
Adecco Group AG Registered Shares	54	2,880
Cie Financiere Richemont S.A. Registered Shares	49	3,569
Credit Suisse Group AG Registered Shares*	218	2,540
Givaudan S.A. Registered Shares*	2	5,109
LafargeHolcim Ltd. Registered Shares*	61	3,013
Nestle S.A. Registered Shares	194	18,486
Novartis AG Registered Shares	163	15,676
Roche Holding AG Genusschein	40	11,019
Schindler Holding AG Participation Certificate	15	3,109
Swatch Group AG (The) Registered Shares	50	2,766
Temenos AG Registered Shares*	19	2,801
UBS Group AG Registered Shares*	314	3,806
Zurich Insurance Group AG	13	4,303

Total Switzerland		82,515

Taiwan - 1.0%
China Development Financial Holding Corp.	12,000	4,010
E.Sun Financial Holding Co., Ltd.	3,005	2,316
Pegatron Corp.	1,000	1,729
Taishin Financial Holding Co., Ltd.	7,898	3,601
Taiwan Semiconductor Manufacturing Co., Ltd.	2,000	15,931
United Microelectronics Corp.	3,000	1,134

Total Taiwan		28,721

Thailand - 0.1%
PTT Global Chemical PCL NVDR	1,100	2,331

United Kingdom - 5.9%
Anglo American PLC	151	4,041
AstraZeneca PLC	93	7,435
Babcock International Group PLC	289	1,858
BAE Systems PLC	337	2,118
Barclays PLC	1,229	2,477
BP PLC	1,212	8,820
British American Tobacco PLC	145	6,035
BT Group PLC	767	2,228
Bunzl PLC	107	3,530
Carnival PLC	50	2,453
Centrica PLC	785	1,168
Cobham PLC*	1,474	2,119
Compass Group PLC	190	4,468
Diageo PLC	166	6,788
Fiat Chrysler Automobiles N.V.*	92	1,371
GlaxoSmithKline PLC	315	6,554
Hays PLC	1,044	2,041
HSBC Holdings PLC	1,175	9,543
Imperial Brands PLC	82	2,804
Intertek Group PLC	56	3,544
ITV PLC	1,130	1,872
Kingfisher PLC	683	2,090
Land Securities Group PLC	253	3,011
Linde PLC	57	10,028
Lloyds Banking Group PLC	5,059	4,096
Melrose Industries PLC	849	2,026
National Grid PLC	301	3,337
Pennon Group PLC	246	2,384
Prudential PLC	232	4,648
Reckitt Benckiser Group PLC	54	4,491
Rentokil Initial PLC	678	3,121
Rio Tinto PLC	73	4,243
Royal Dutch Shell PLC Class A	341	10,724
Royal Dutch Shell PLC Class B	211	6,676
Smith & Nephew PLC	181	3,592
St. James’s Place PLC	228	3,054
Standard Chartered PLC	442	3,406
TechnipFMC PLC	87	2,036
Unilever N.V. CVA	108	6,279
Unilever PLC	96	5,498
Vodafone Group PLC	1,845	3,361

Total United Kingdom		171,368

United States - 57.4%
3M Co.	37	7,688
Abbott Laboratories	124	9,913
AbbVie, Inc.	103	8,301
ABIOMED, Inc.*	4	1,142
Activision Blizzard, Inc.	62	2,823
Adobe, Inc.*	38	10,127
AES Corp.	172	3,110
Aflac, Inc.	78	3,900
Agilent Technologies, Inc.	48	3,858
Air Products & Chemicals, Inc.	26	4,965
Akamai Technologies, Inc.*	31	2,223
Alexion Pharmaceuticals, Inc.*	21	2,839
Align Technology, Inc.*	8	2,275
Alliant Energy Corp.	81	3,818
Allstate Corp. (The)	35	3,296
Alphabet, Inc. Class A*	21	24,715
Alphabet, Inc. Class C*	18	21,120
Altria Group, Inc.	118	6,777
Amazon.com, Inc.*	29	51,642
American Airlines Group, Inc.	61	1,937
American Express Co.	50	5,465
American International Group, Inc.	71	3,057

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

March 31, 2019

Investments	Shares	Value
American Tower Corp.	34	$6,700
AmerisourceBergen Corp.	26	2,067
Amgen, Inc.	45	8,549
Anadarko Petroleum Corp.	46	2,092
Analog Devices, Inc.	42	4,421
ANSYS, Inc.*	24	4,385
Anthem, Inc.	20	5,740
Apache Corp.	52	1,802
Apple, Inc.	284	53,946
Applied Materials, Inc.	78	3,093
Archer-Daniels-Midland Co.	62	2,674
Arista Networks, Inc.*	8	2,516
Arrow Electronics, Inc.*	46	3,545
Arthur J. Gallagher & Co.	52	4,061
Aspen Technology, Inc.*	34	3,545
AT&T, Inc.	470	14,739
Autodesk, Inc.*	27	4,207
Automatic Data Processing, Inc.	35	5,591
AvalonBay Communities, Inc.	22	4,416
Baker Hughes a GE Co.	42	1,164
Bank of America Corp.	584	16,113
Bank of New York Mellon Corp. (The)	79	3,984
Baxter International, Inc.	61	4,960
Becton, Dickinson and Co.	28	6,992
Berkshire Hathaway, Inc. Class B*	100	20,089
Biogen, Inc.*	15	3,546
Blackbaud, Inc.	21	1,674
BlackRock, Inc.	7	2,992
Boeing Co. (The)	33	12,587
Booking Holdings, Inc.*	3	5,235
Boston Scientific Corp.*	132	5,066
Bristol-Myers Squibb Co.	117	5,582
Broadcom, Inc.	27	8,119
BWX Technologies, Inc.	55	2,727
Cabot Oil & Gas Corp.	55	1,435
Capital One Financial Corp.	47	3,839
Cardinal Health, Inc.	42	2,022
CarMax, Inc.*	32	2,234
Caterpillar, Inc.	42	5,691
CBS Corp. Class B Non-Voting Shares	45	2,139
CDW Corp.	36	3,469
Celgene Corp.*	54	5,094
CenturyLink, Inc.	110	1,319
Charles Schwab Corp. (The)	92	3,934
Charter Communications, Inc. Class A*	14	4,857
Chemours Co. (The)	38	1,412
Chevron Corp.	118	14,535
Chipotle Mexican Grill, Inc.*	2	1,421
Church & Dwight Co., Inc.	56	3,989
Cigna Corp.	36	5,789
Cimarex Energy Co.	20	1,398
Cisco Systems, Inc.	281	15,171
CIT Group, Inc.	65	3,118
Citigroup, Inc.	161	10,017
Citizens Financial Group, Inc.	77	2,502
Citrix Systems, Inc.	36	3,588
CME Group, Inc.	24	3,950
Coca-Cola Co. (The)	245	11,481
Cognizant Technology Solutions Corp. Class A	39	2,826
Colgate-Palmolive Co.	60	4,112
Comcast Corp. Class A	287	11,474
Comerica, Inc.	39	2,859
Conagra Brands, Inc.	68	1,886
Concho Resources, Inc.	18	1,997
ConocoPhillips	81	5,406
Constellation Brands, Inc. Class A	14	2,455
Corning, Inc.	122	4,038
Costco Wholesale Corp.	29	7,022
Crown Castle International Corp.	38	4,864
CSX Corp.	68	5,088
Cummins, Inc.	19	3,000
CVS Health Corp.	108	5,824
D.R. Horton, Inc.	71	2,938
Danaher Corp.	45	5,941
DaVita, Inc.*	31	1,683
Deere & Co.	25	3,996
Delta Air Lines, Inc.	66	3,409
Dentsply Sirona, Inc.	46	2,281
Devon Energy Corp.	68	2,146
DexCom, Inc.*	11	1,310
Digital Realty Trust, Inc.	18	2,142
Dollar General Corp.	35	4,175
Dollar Tree, Inc.*	26	2,731
Dominion Energy, Inc.	61	4,676
Dover Corp.	38	3,564
DowDuPont, Inc.	159	8,476
Duke Energy Corp.	65	5,850
DXC Technology Co.	29	1,865
E*TRADE Financial Corp.	53	2,461
Eaton Vance Corp.	68	2,741
eBay, Inc.	91	3,380
Edwards Lifesciences Corp.*	18	3,444
Electronic Arts, Inc.*	27	2,744
Eli Lilly & Co.	66	8,564
Emerson Electric Co.	70	4,793
EOG Resources, Inc.	38	3,617
EPR Properties	47	3,614
Equinix, Inc.	9	4,078
Estee Lauder Cos., Inc. (The) Class A	21	3,477
Evergy, Inc.	58	3,367
Exelon Corp.	103	5,163
Expeditors International of Washington, Inc.	51	3,871
Exxon Mobil Corp.	267	21,574
F5 Networks, Inc.*	21	3,296
Facebook, Inc. Class A*	156	26,004
FedEx Corp.	19	3,447
Fifth Third Bancorp	123	3,102
First Republic Bank	28	2,813
FirstEnergy Corp.	80	3,329
FleetCor Technologies, Inc.*	14	3,452
Ford Motor Co.	339	2,976
Fox Corp. Class A*	34	1,248
Freeport-McMoRan, Inc.	166	2,140
Gartner, Inc.*	25	3,792
General Dynamics Corp.	23	3,893
General Electric Co.	530	5,295
General Motors Co.	99	3,673

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Global ex-Mexico Equity Fund (XMX)

March 31, 2019

Investments	Shares	Value
Gentex Corp.	116	$2,399
Genuine Parts Co.	37	4,145
Gilead Sciences, Inc.	90	5,851
Goldman Sachs Group, Inc. (The)	24	4,608
Halliburton Co.	75	2,197
Hartford Financial Services Group, Inc. (The)	55	2,735
Hasbro, Inc.	20	1,700
HCA Healthcare, Inc.	20	2,608
Healthcare Realty Trust, Inc.	120	3,853
HEICO Corp. Class A	21	1,765
Hess Corp.	48	2,891
Hewlett Packard Enterprise Co.	154	2,376
Hexcel Corp.	47	3,250
Home Depot, Inc. (The)	74	14,200
Honeywell International, Inc.	48	7,628
HP, Inc.	142	2,759
Humana, Inc.	13	3,458
Huntington Bancshares, Inc.	211	2,675
IAC/InterActiveCorp*	11	2,311
Illumina, Inc.*	15	4,660
Incyte Corp.*	20	1,720
Intel Corp.	289	15,519
Intercontinental Exchange, Inc.	45	3,426
International Business Machines Corp.	56	7,902
International Paper Co.	57	2,637
Intuit, Inc.	30	7,842
Intuitive Surgical, Inc.*	10	5,706
IQVIA Holdings, Inc.*	22	3,165
J.M. Smucker Co. (The)	24	2,796
Jack Henry & Associates, Inc.	24	3,330
Jacobs Engineering Group, Inc.	28	2,105
Johnson & Johnson	173	24,184
JPMorgan Chase & Co.	212	21,461
KeyCorp	150	2,362
Kimberly-Clark Corp.	35	4,336
Kinder Morgan, Inc.	169	3,382
Kraft Heinz Co. (The)	38	1,241
Kroger Co. (The)	78	1,919
Lam Research Corp.	13	2,327
Lear Corp.	16	2,171
Lincoln National Corp.	41	2,407
LKQ Corp.*	94	2,668
Lockheed Martin Corp.	17	5,103
Lowe’s Cos., Inc.	63	6,897
M&T Bank Corp.	18	2,826
Marathon Petroleum Corp.	46	2,753
MarketAxess Holdings, Inc.	8	1,969
Marriott International, Inc. Class A	34	4,253
Masco Corp.	77	3,027
MasterCard, Inc. Class A	64	15,069
Maxim Integrated Products, Inc.	53	2,818
McCormick & Co., Inc. Non-Voting Shares	21	3,163
McDonald’s Corp.	50	9,495
McKesson Corp.	19	2,224
Merck & Co., Inc.	161	13,390
MetLife, Inc.	79	3,363
Mettler-Toledo International, Inc.*	5	3,615
MGM Resorts International	74	1,899
Microchip Technology, Inc.(a)	30	2,489
Micron Technology, Inc.*	84	3,472
Microsoft Corp.	502	59,206
Mohawk Industries, Inc.*	14	1,766
Mondelez International, Inc. Class A	112	5,591
Moody’s Corp.	23	4,165
Morgan Stanley	95	4,009
MSCI, Inc.	21	4,176
National Retail Properties, Inc.	72	3,988
Netflix, Inc.*	30	10,697
Newmont Mining Corp.	52	1,860
NextEra Energy, Inc.	38	7,346
NIKE, Inc. Class B	101	8,505
Norfolk Southern Corp.	26	4,859
Northrop Grumman Corp.	13	3,505
Nucor Corp.	46	2,684
NVIDIA Corp.	44	7,901
O’Reilly Automotive, Inc.*	8	3,106
Occidental Petroleum Corp.	60	3,972
Omnicom Group, Inc.	40	2,920
Oracle Corp.	178	9,560
PayPal Holdings, Inc.*	90	9,346
People’s United Financial, Inc.	198	3,255
PepsiCo, Inc.	90	11,029
Pfizer, Inc.	365	15,502
Philip Morris International, Inc.	92	8,132
Phillips 66	39	3,712
Pinnacle West Capital Corp.	39	3,728
Pioneer Natural Resources Co.	18	2,741
PNC Financial Services Group, Inc. (The)	38	4,661
Pool Corp.	16	2,639
Portland General Electric Co.	74	3,836
PPG Industries, Inc.	40	4,515
PPL Corp.	82	2,603
Principal Financial Group, Inc.	46	2,309
Procter & Gamble Co. (The)	153	15,920
Progressive Corp. (The)	58	4,181
Prologis, Inc.	73	5,252
Prudential Financial, Inc.	40	3,675
Public Service Enterprise Group, Inc.	70	4,159
Public Storage	18	3,920
QUALCOMM, Inc.	84	4,790
Qurate Retail, Inc.*	93	1,486
Raytheon Co.	25	4,552
Realty Income Corp.	52	3,825
Red Hat, Inc.*	18	3,289
Regency Centers Corp.	50	3,374
Regeneron Pharmaceuticals, Inc.*	7	2,874
Regions Financial Corp.	199	2,816
Resideo Technologies, Inc.*	45	868
Rockwell Automation, Inc.	20	3,509
Roper Technologies, Inc.	16	5,471
Ross Stores, Inc.	40	3,724
S&P Global, Inc.	25	5,264
salesforce.com, Inc.*	61	9,661
Sempra Energy	34	4,279

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Global ex-Mexico Equity Fund (XMX)

March 31, 2019

Investments	Shares	Value
Service Corp. International	77	$3,092
ServiceNow, Inc.*	14	3,451
Sherwin-Williams Co. (The)	11	4,738
Silicon Laboratories, Inc.*	27	2,183
Simon Property Group, Inc.	28	5,102
Snap-on, Inc.	14	2,191
Southwest Airlines Co.	50	2,595
Southwest Gas Holdings, Inc.	31	2,550
Splunk, Inc.*	20	2,492
Square, Inc. Class A*	36	2,697
Starbucks Corp.	81	6,022
State Street Corp.	38	2,501
Stryker Corp.	26	5,135
SunTrust Banks, Inc.	60	3,555
Synchrony Financial	70	2,233
Synopsys, Inc.*	44	5,067
Sysco Corp.	45	3,004
T. Rowe Price Group, Inc.	37	3,704
Target Corp.	50	4,013
Tesla, Inc.*	10	2,799
Texas Instruments, Inc.	65	6,895
Thermo Fisher Scientific, Inc.	30	8,212
Tractor Supply Co.	25	2,444
Travelers Cos., Inc. (The)	23	3,155
Twitter, Inc.*	53	1,743
U.S. Bancorp	87	4,193
Union Pacific Corp.	51	8,527
United Continental Holdings, Inc.*	20	1,596
United Parcel Service, Inc. Class B	42	4,693
United Technologies Corp.	58	7,476
UnitedHealth Group, Inc.	61	15,083
Unum Group	64	2,165
Valero Energy Corp.	43	3,648
Ventas, Inc.	52	3,318
Verizon Communications, Inc.	257	15,196
Vertex Pharmaceuticals, Inc.*	25	4,599
Visa, Inc. Class A	120	18,743
Vulcan Materials Co.	20	2,368
W.W. Grainger, Inc.	7	2,106
Wabtec Corp.	12	885
Walgreens Boots Alliance, Inc.	51	3,227
Walmart, Inc.	84	8,192
Walt Disney Co. (The)	126	13,990
Wells Fargo & Co.	249	12,032
Welltower, Inc.	55	4,268
Western Digital Corp.	29	1,394
Weyerhaeuser Co.	108	2,845
Workday, Inc. Class A*	12	2,314
Wynn Resorts Ltd.	13	1,551
Zimmer Biomet Holdings, Inc.	21	2,682
Zions Bancorp NA	68	3,088
Zoetis, Inc.	52	5,235

Total United States		1,665,896

TOTAL COMMON STOCKS (Cost: $3,062,508)		2,838,497

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.3%

United States - 0.3%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.46%(c) (Cost: $8,904)(d)	8,904	8,904

TOTAL INVESTMENTS IN SECURITIES - 98.1% (Cost: $3,071,412)		2,847,401
Other Assets less Liabilities - 1.9%		56,265

NET ASSETS - 100.0%		$2,903,666

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at March 31, 2019 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2019.
(d)

At March 31, 2019, the total market value of the Fund's securities on loan identified in the Schedule of Investments was $13,093. The Fund also had securities on loan having a market value of $106 that were sold and pending settlement. The total market value of the collateral held by the Fund was $13,780. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $4,876.

CVA	-	Certificaten Van Aandelen (Certificate of Stock)
NVDR	-	Non-Voting Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

March 31, 2019

Investments	Shares	Value
COMMON STOCKS - 99.2%

China - 99.2%

Aerospace & Defense - 0.7%
AECC Aero-Engine Control Co., Ltd. Class A	2,000	$4,634
AECC Aviation Power Co., Ltd. Class A	4,500	17,678
AVIC Aircraft Co., Ltd. Class A	6,000	15,223
AVIC Electromechanical Systems Co., Ltd. Class A	6,000	7,161
AVIC Helicopter Co., Ltd. Class A	1,900	13,218
AVIC Shenyang Aircraft Co., Ltd. Class A*	1,500	7,312
AviChina Industry & Technology Co., Ltd. Class H	12,222	7,800
China Aerospace Times Electronics Co., Ltd. Class A*	8,000	8,559
China Avionics Systems Co., Ltd. Class A	2,000	4,946
China Spacesat Co., Ltd. Class A	3,000	11,236

Total Aerospace & Defense		97,767

Air Freight & Logistics - 0.4%
CMST Development Co., Ltd. Class A	4,000	4,029
SF Holding Co., Ltd. Class A	2,700	14,713
Sinotrans Ltd. Class A*	5,600	4,933
STO Express Co., Ltd. Class A	1,400	4,827
YTO Express Group Co., Ltd. Class A	1,500	2,991
ZTO Express Cayman, Inc. ADR	1,753	32,045

Total Air Freight & Logistics		63,538

Airlines - 0.8%
Air China Ltd. Class A	7,300	11,775
Air China Ltd. Class H	14,342	17,649
China Eastern Airlines Corp., Ltd. Class A	23,000	23,752
China Eastern Airlines Corp., Ltd. Class H	4,244	3,011
China Southern Airlines Co., Ltd. Class A	14,400	18,321
China Southern Airlines Co., Ltd. Class H	14,342	12,826
Hainan Airlines Holding Co., Ltd. Class A	54,400	17,647
Juneyao Airlines Co., Ltd. Class A	2,300	5,055
Spring Airlines Co., Ltd. Class A	1,200	7,250

Total Airlines		117,286

Auto Components - 0.7%
China Shipbuilding Industry Group Power Co., Ltd. Class A	1,300	5,114
Fuyao Glass Industry Group Co., Ltd. Class A	6,400	23,171
Fuyao Glass Industry Group Co., Ltd. Class H(a)	4,000	13,427
Huayu Automotive Systems Co., Ltd. Class A	6,400	19,409
Minth Group Ltd.	5,049	15,887
Xinyi Glass Holdings Ltd.	7,071	8,107
Zhejiang Century Huatong Group Co., Ltd. Class A	3,700	10,753

Total Auto Components		95,868

Automobiles - 1.6%
Brilliance China Automotive Holdings Ltd.	17,173	17,020
BYD Co., Ltd. Class A	3,900	31,043
BYD Co., Ltd. Class H(b)	2,676	16,124
Chongqing Changan Automobile Co., Ltd. Class A	9,400	11,582
Chongqing Changan Automobile Co., Ltd. Class B	1,100	584
Geely Automobile Holdings Ltd.	27,880	53,274
Great Wall Motor Co., Ltd. Class A	4,300	5,010
Great Wall Motor Co., Ltd. Class H(b)	19,644	14,739
Guangzhou Automobile Group Co., Ltd. Class A	1,325	2,303
Guangzhou Automobile Group Co., Ltd. Class H	19,151	22,616
SAIC Motor Corp., Ltd. Class A	14,000	54,311

Total Automobiles		228,606

Banks - 16.0%
Agricultural Bank of China Ltd. Class A	160,700	89,195
Agricultural Bank of China Ltd. Class H	130,000	59,949
Bank of China Ltd. Class A	102,300	57,390
Bank of China Ltd. Class H	348,182	157,903
Bank of Communications Co., Ltd. Class A	89,800	83,383
Bank of Communications Co., Ltd. Class H	97,476	79,844
China CITIC Bank Corp., Ltd. Class A	14,100	13,197
China CITIC Bank Corp., Ltd. Class H	52,827	33,648
China Construction Bank Corp. Class A	29,500	30,509
China Construction Bank Corp. Class H	497,173	426,242
China Merchants Bank Co., Ltd. Class A	71,800	362,408
China Merchants Bank Co., Ltd. Class H	16,769	81,496
China Minsheng Banking Corp., Ltd. Class A	142,740	134,664
China Minsheng Banking Corp., Ltd. Class H	31,200	22,655
Industrial & Commercial Bank of China Ltd. Class A	98,700	81,807
Industrial & Commercial Bank of China Ltd. Class H	358,587	262,661

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

March 31, 2019

Investments	Shares	Value
Industrial Bank Co., Ltd. Class A	70,900	$191,699
Shanghai Pudong Development Bank Co., Ltd. Class A	79,300	133,107

Total Banks		2,301,757

Beverages - 3.5%
China Resources Beer Holdings Co., Ltd.	7,880	33,177
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd. Class A	3,000	58,222
Kweichow Moutai Co., Ltd. Class A	1,900	241,448
Luzhou Laojiao Co., Ltd. Class A	3,500	34,676
Shanxi Xinghuacun Fen Wine Factory Co., Ltd. Class A	1,200	10,798
Tsingtao Brewery Co., Ltd. Class A	1,900	12,205
Wuliangye Yibin Co., Ltd. Class A	8,000	113,092

Total Beverages		503,618

Biotechnology - 0.7%
3SBio, Inc.(a)(b)	5,911	11,626
BeiGene Ltd. ADR*	237	31,284
Beijing SL Pharmaceutical Co., Ltd. Class A	2,000	8,214
Beijing Tiantan Biological Products Corp., Ltd. Class A	1,170	4,370
China Biologic Products Holdings, Inc.*	130	11,863
Hualan Biological Engineering, Inc. Class A	2,900	19,419
Jinyu Bio-Technology Co., Ltd. Class A	4,330	11,456
Shanghai RAAS Blood Products Co., Ltd. Class A	5,800	8,294

Total Biotechnology		106,526

Building Products - 0.1%
Beijing New Building Materials PLC Class A	4,000	11,994

Capital Markets - 1.1%
CITIC Securities Co., Ltd. Class A	35,500	130,902
CITIC Securities Co., Ltd. Class H	10,356	24,116

Total Capital Markets		155,018

Chemicals - 1.9%
China Hainan Rubber Industry Group Co., Ltd. Class A*	4,500	3,729
Do-Fluoride Chemicals Co., Ltd. Class A	3,000	6,812
ENN Ecological Holdings Co., Ltd. Class A	2,200	3,869
Hengli Petrochemical Co., Ltd. Class A	3,300	9,085
Hengyi Petrochemical Co., Ltd. Class A	5,120	11,680
Huapont Life Sciences Co., Ltd. Class A	5,300	4,653
Hubei Xinyangfeng Fertilizer Co., Ltd. Class A	2,700	4,359
Inner Mongolia Junzheng Energy & Chemical Industry Group Co., Ltd. Class A	13,300	7,877
Kangde Xin Composite Material Group Co., Ltd. Class A	10,500	9,265
Kingenta Ecological Engineering Group Co., Ltd. Class A	6,300	6,956
Kingfa Sci & Tech Co., Ltd. Class A	7,000	5,740
Lomon Billions Group Co., Ltd. Class A	2,300	5,517
Luxi Chemical Group Co., Ltd. Class A	5,000	10,744
Ningbo Shanshan Co., Ltd. Class A	3,000	6,660
North Huajin Chemical Industries Co., Ltd. Class A*	4,000	4,178
Qinghai Salt Lake Industry Co., Ltd. Class A*	7,000	7,031
Rongsheng Petro Chemical Co., Ltd. Class A	6,000	11,259
Shandong Hualu Hengsheng Chemical Co., Ltd. Class A	5,400	12,286
Sichuan Hebang Biotechnology Co., Ltd. Class A	14,300	4,192
Sinopec Shanghai Petrochemical Co., Ltd. Class A	9,000	7,192
Sinopec Shanghai Petrochemical Co., Ltd. Class H	20,000	9,529
Tangshan Sanyou Chemical Industries Co., Ltd. Class A	4,300	4,485
Tianqi Lithium Corp. Class A	3,000	15,696
Tongkun Group Co., Ltd. Class A	4,180	9,411
Transfar Zhilian Co., Ltd. Class A	2,000	2,548
Wanhua Chemical Group Co., Ltd. Class A*	6,100	41,328
Xinjiang Zhongtai Chemical Co., Ltd. Class A	6,000	8,134
YanAn Bicon Pharmaceutical Listed Co. Class A	700	2,116
Zhejiang Juhua Co., Ltd. Class A	4,590	5,887
Zhejiang Longsheng Group Co., Ltd. Class A	11,000	28,154
Zhejiang Runtu Co., Ltd. Class A	2,150	4,553
Zibo Qixiang Tengda Chemical Co., Ltd. Class A	2,500	3,099

Total Chemicals		278,024

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

March 31, 2019

Investments	Shares	Value
Commercial Services & Supplies - 0.3%
China Everbright International Ltd.	12,120	$12,321
Country Garden Services Holdings Co., Ltd.*	3,533	6,580
Eternal Asia Supply Chain Management Ltd. Class A	6,000	5,089
Jihua Group Corp., Ltd. Class A	7,000	5,042
Tus-Sound Environmental Resources Co., Ltd. Class A	3,880	8,943

Total Commercial Services & Supplies		37,975

Communications Equipment - 0.7%
Fiberhome Telecommunication Technologies Co., Ltd. Class A	2,500	11,722
Guangzhou Haige Communications Group, Inc. Co. Class A	6,400	9,314
Hengtong Optic-electric Co., Ltd. Class A	5,500	17,367
ZTE Corp. Class A*	10,900	47,362
ZTE Corp. Class H*	4,000	12,025

Total Communications Equipment		97,790

Construction & Engineering - 2.4%
Beijing Orient Landscape & Environment Co., Ltd. Class A	6,000	7,080
China CAMC Engineering Co., Ltd. Class A	1,600	3,593
China Communications Construction Co., Ltd. Class A	6,300	11,728
China Communications Construction Co., Ltd. Class H	26,467	27,378
China Gezhouba Group Co., Ltd. Class A	13,000	14,044
China National Chemical Engineering Co., Ltd. Class A	8,100	7,798
China Nuclear Engineering Corp., Ltd. Class A	2,300	3,084
China Railway Construction Corp., Ltd. Class A	19,000	32,542
China Railway Construction Corp., Ltd. Class H	10,000	13,096
China Railway Group Ltd. Class A	30,000	32,454
China Railway Group Ltd. Class H	20,000	18,242
China Railway Hi-tech Industry Co., Ltd. Class A	3,300	5,912
China State Construction Engineering Corp., Ltd. Class A	87,380	79,576
China State Construction International Holdings Ltd.	15,756	14,753
Jiangsu Zhongnan Construction Group Co., Ltd. Class A	8,000	11,309
Metallurgical Corp. of China Ltd. Class A	19,300	10,109
Northcom Group Co., Ltd. Class A*	1,100	1,817
Power Construction Corp. of China Ltd. Class A	20,700	17,773
Shanghai Construction Group Co., Ltd. Class A	24,400	13,579
Shanghai Tunnel Engineering Co., Ltd. Class A	8,300	9,066
Suzhou Gold Mantis Construction Decoration Co., Ltd. Class A	6,400	11,219

Total Construction & Engineering		346,152

Construction Materials - 1.3%
Anhui Conch Cement Co., Ltd. Class A	9,700	55,109
Anhui Conch Cement Co., Ltd. Class H	6,262	38,250
BBMG Corp. Class A	15,000	9,911
BBMG Corp. Class H(b)	10,000	3,669
Beijing Oriental Yuhong Waterproof Technology Co., Ltd. Class A	4,919	15,423
China Jushi Co., Ltd. Class A	10,120	16,113
China National Building Material Co., Ltd. Class H	13,533	10,671
China Resources Cement Holdings Ltd.	4,244	4,379
China West Construction Group Co., Ltd. Class A	1,500	3,266
CSG Holding Co., Ltd. Class A	8,605	7,094
Huaxin Cement Co., Ltd. Class A	2,100	7,156
Jilin Yatai Group Co., Ltd. Class A	7,300	4,204
Sichuan Shuangma Cement Co., Ltd. Class A	1,300	3,633
Tangshan Jidong Cement Co., Ltd. Class A*	2,300	6,020

Total Construction Materials		184,898

Containers & Packaging - 0.1%
ORG Technology Co., Ltd. Class A	5,300	4,724
Shenzhen Jinjia Group Co., Ltd. Class A	4,000	8,446

Total Containers & Packaging		13,170

Diversified Consumer Services - 0.8%
New Oriental Education & Technology Group, Inc. ADR*	639	57,567
TAL Education Group ADR*	1,657	59,785

Total Diversified Consumer Services		117,352

Electrical Equipment - 1.5%
China XD Electric Co., Ltd. Class A	8,200	5,149
Dongfang Electric Corp., Ltd. Class A*	5,000	7,894

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

March 31, 2019

Investments	Shares	Value
Fangda Carbon New Material Co., Ltd. Class A	5,500	$18,488
Fullshare Holdings Ltd.*(b)	38,382	5,134
Guangdong LY Intelligent Manufacturing Co., Ltd. Class A*	5,800	4,799
Guoxuan High-Tech Co., Ltd. Class A	3,000	7,852
Henan Senyuan Electric Co., Ltd. Class A	1,500	3,263
Hongfa Technology Co., Ltd. Class A	2,780	11,339
Jiangsu Zhongtian Technology Co., Ltd. Class A	9,000	13,325
Luxshare Precision Industry Co., Ltd. Class A	7,720	28,490
NARI Technology Co., Ltd. Class A	7,000	21,989
Shanghai Electric Group Co., Ltd. Class A	17,000	15,102
Shanghai Electric Group Co., Ltd. Class H	1,413	536
TBEA Co., Ltd. Class A	15,000	18,482
Xinjiang Goldwind Science & Technology Co., Ltd. Class A	8,400	18,187
Xinjiang Goldwind Science & Technology Co., Ltd. Class H	3,356	4,831
Zhejiang Chint Electrics Co., Ltd. Class A	3,600	14,357
Zhuzhou CRRC Times Electric Co., Ltd. Class H	3,000	17,733

Total Electrical Equipment		216,950

Electronic Equipment, Instruments & Components - 2.4%
AAC Technologies Holdings, Inc.	2,676	15,834
AVIC Jonhon OptronicTechnology Co., Ltd. Class A	1,700	10,281
BOE Technology Group Co., Ltd. Class A	116,800	67,784
Foxconn Industrial Internet Co., Ltd. Class A*	5,300	11,633
GoerTek, Inc. Class A	8,500	13,281
Hangzhou Hikvision Digital Technology Co., Ltd. Class A	13,700	71,495
Kingboard Holdings Ltd.	2,676	9,494
NAURA Technology Group Co., Ltd. Class A	700	7,342
OFILM Group Co., Ltd. Class A	8,100	17,116
Shengyi Technology Co., Ltd. Class A	4,600	9,063
Shennan Circuits Co., Ltd. Class A	200	3,703
Sunny Optical Technology Group Co., Ltd.	3,000	35,828
Suzhou Dongshan Precision Manufacturing Co., Ltd. Class A	4,000	11,303
Tianma Microelectronics Co., Ltd. Class A	4,400	10,135
Tunghsu Optoelectronic Technology Co., Ltd. Class A	17,200	15,459
Unigroup Guoxin Microelectronics Co., Ltd. Class A	1,500	10,051
Unisplendour Corp., Ltd. Class A	1,200	7,784
Zhejiang Dahua Technology Co., Ltd. Class A	6,300	15,393

Total Electronic Equipment, Instruments & Components		342,979

Entertainment - 0.6%
NetEase, Inc. ADR	360	86,922

Food & Staples Retailing - 0.2%
Sun Art Retail Group Ltd.	13,231	12,894
Yonghui Superstores Co., Ltd. Class A	15,300	19,671

Total Food & Staples Retailing		32,565

Food Products - 2.3%
China Mengniu Dairy Co., Ltd.*	14,644	54,472
Dali Foods Group Co., Ltd.(a)	10,000	7,478
Foshan Haitian Flavouring & Food Co., Ltd. Class A	2,200	28,383
Guangdong Haid Group Co., Ltd. Class A	3,000	12,589
Henan Shuanghui Investment & Development Co., Ltd. Class A	4,400	16,925
Inner Mongolia Yili Industrial Group Co., Ltd. Class A	20,820	90,186
Muyuan Foodstuff Co., Ltd. Class A	2,640	24,871
New Hope Liuhe Co., Ltd. Class A	9,400	18,604
Tingyi Cayman Islands Holding Corp.	7,071	11,656
Want Want China Holdings Ltd.	30,707	25,505
WH Group Ltd.(a)	42,222	45,180

Total Food Products		335,849

Gas Utilities - 0.5%
Beijing Enterprises Holdings Ltd.	1,769	10,028
China Gas Holdings Ltd.	12,000	42,191
China Resources Gas Group Ltd.	4,244	20,004

Total Gas Utilities		72,223

Health Care Equipment & Supplies - 0.1%
Jiangsu Yuyue Medical Equipment & Supply Co., Ltd. Class A	3,000	11,267
Shandong Weigao Group Medical Polymer Co., Ltd. Class H	5,658	5,406

Total Health Care Equipment & Supplies		16,673

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

March 31, 2019

Investments	Shares	Value
Health Care Providers & Services - 0.7%
China National Accord Medicines Corp., Ltd. Class A	500	$3,831
China Reform Health Management and Services Group Co, Ltd. Class A*	2,700	11,230
Huadong Medicine Co., Ltd. Class A	3,000	14,567
Jointown Pharmaceutical Group Co., Ltd. Class A	3,000	7,000
Meinian Onehealth Healthcare Holdings Co., Ltd. Class A	7,380	20,415
Realcan Pharmaceutical Group Co., Ltd. Class A	2,000	2,693
Shanghai Pharmaceuticals Holding Co., Ltd. Class A	5,000	15,386
Shanghai Pharmaceuticals Holding Co., Ltd. Class H	3,676	8,008
Sinopharm Group Co., Ltd. Class H	5,858	24,402

Total Health Care Providers & Services		107,532

Health Care Technology - 0.1%
Ping An Healthcare and Technology Co., Ltd.*(a)(b)	2,213	12,489

Hotels, Restaurants & Leisure - 1.1%
China International Travel Service Corp., Ltd. Class A	3,400	35,456
Huazhu Group Ltd. ADR	553	23,303
Shenzhen Overseas Chinese Town Co., Ltd. Class A	15,000	17,187
Yum China Holdings, Inc.	1,859	83,488

Total Hotels, Restaurants & Leisure		159,434

Household Durables - 2.5%
Gree Electric Appliances, Inc. of Zhuhai Class A	19,800	139,097
Haier Electronics Group Co., Ltd.*	6,364	18,484
Midea Group Co., Ltd. Class A	18,500	134,149
Oppein Home Group, Inc. Class A	100	1,806
Qingdao Haier Co., Ltd. Class A	16,400	41,755
TCL Corp. Class A	38,300	23,139
Wuxi Little Swan Co., Ltd. Class A	700	5,930

Total Household Durables		364,360

Independent Power & Renewable Electricity Producers - 1.8%
CGN Power Co., Ltd. Class H(a)	50,000	13,949
China National Nuclear Power Co., Ltd. Class A	20,300	18,276
China Resources Power Holdings Co., Ltd.	5,658	8,505
China Yangtze Power Co., Ltd. Class A	35,500	89,117
Datang International Power Generation Co., Ltd. Class A	9,400	4,784
GD Power Development Co., Ltd. Class A	51,400	20,498
Huadian Power International Corp., Ltd. Class A	13,300	8,629
Huaneng Power International, Inc. Class A	18,670	18,225
Huaneng Power International, Inc. Class H	20,000	11,618
Hubei Energy Group Co., Ltd. Class A	9,300	5,799
SDIC Power Holdings Co., Ltd. Class A	15,400	19,020
Shanghai Electric Power Co., Ltd. Class A	4,000	5,374
Shenergy Co., Ltd. Class A	11,000	9,199
Shenzhen Energy Group Co., Ltd. Class A	5,000	4,829
Sichuan Chuantou Energy Co., Ltd. Class A	10,400	14,439
Zhejiang Zheneng Electric Power Co., Ltd. Class A	14,300	10,363

Total Independent Power & Renewable Electricity Producers		262,624

Industrial Conglomerates - 0.4%
China Baoan Group Co., Ltd. Class A	9,000	8,986
CITIC Ltd.	31,818	47,504
Shanghai Industrial Holdings Ltd.	707	1,665

Total Industrial Conglomerates		58,155

Insurance - 7.1%
China Life Insurance Co., Ltd. Class A	6,800	28,656
China Life Insurance Co., Ltd. Class H	34,644	93,120
China Pacific Insurance Group Co., Ltd. Class A	16,466	83,406
China Pacific Insurance Group Co., Ltd. Class H	11,636	45,655
Ping An Insurance Group Co. of China Ltd. Class A	45,000	516,279
Ping An Insurance Group Co. of China Ltd. Class H	23,031	257,890

Total Insurance		1,025,006

Interactive Media & Services - 9.5%
Baidu, Inc. ADR*	1,257	207,216
Tencent Holdings Ltd.	25,102	1,154,380

Total Interactive Media & Services		1,361,596

Internet & Direct Marketing Retail - 8.8%
Alibaba Group Holding Ltd. ADR*	5,887	1,074,083
Ctrip.com International Ltd. ADR*	1,733	75,715
JD.com, Inc. ADR*	3,759	113,334

Total Internet & Direct Marketing Retail		1,263,132

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

March 31, 2019

Investments	Shares	Value
IT Services - 0.3%
China TransInfo Technology Co., Ltd. Class A	2,600	$7,324
DHC Software Co., Ltd. Class A	9,300	12,247
GDS Holdings Ltd. ADR*(b)	261	9,315
TravelSky Technology Ltd. Class H	2,827	7,473

Total IT Services		36,359

Life Sciences Tools & Services - 0.1%
Genscript Biotech Corp.*	1,413	2,668
Wuxi Biologics Cayman, Inc.*(a)	1,413	13,743

Total Life Sciences Tools & Services		16,411

Machinery - 2.7%
China Conch Venture Holdings Ltd.	10,000	35,796
China First Heavy Industries Class A*	12,300	7,156
China International Marine Containers Group Co., Ltd. Class A	4,400	9,769
China Shipbuilding Industry Co., Ltd. Class A	46,500	40,409
CITIC Heavy Industries Co., Ltd. Class A	7,600	5,768
CRRC Corp., Ltd. Class A	39,000	52,811
CRRC Corp., Ltd. Class H	20,000	18,854
Fujian Longking Co., Ltd. Class A	4,000	7,518
Haitian International Holdings Ltd.	1,413	3,211
Han’s Laser Technology Industry Group Co., Ltd. Class A	3,100	19,467
Inner Mongolia First Machinery Group Co., Ltd. Class A	3,000	5,384
Jiangsu Hengli Hydraulic Co., Ltd. Class A	1,100	5,328
North Navigation Control Technology Co., Ltd. Class A	3,300	5,131
Sany Heavy Industry Co., Ltd. Class A	18,000	34,231
Shanghai Mechanical and Electrical Industry Co., Ltd. Class A	1,300	3,403
Shanghai Zhenhua Heavy Industries Co., Ltd. Class A	8,480	5,249
Sinotruk Hong Kong Ltd.	2,676	5,693
Tian Di Science & Technology Co., Ltd. Class A	6,000	3,473
Weichai Power Co., Ltd. Class A	21,000	37,030
Weichai Power Co., Ltd. Class H	10,000	15,975
XCMG Construction Machinery Co., Ltd. Class A	19,400	12,702
Yangzijiang Shipbuilding Holdings Ltd.	11,000	12,182
Zhejiang Sanhua Intelligent Controls Co., Ltd. Class A	4,000	9,327
Zhengzhou Yutong Bus Co., Ltd. Class A	5,400	10,792
Zoomlion Heavy Industry Science and Technology Co., Ltd. Class A	24,000	15,999

Total Machinery		382,658

Marine - 0.2%
COSCO Shipping Development Co., Ltd. Class A*	13,000	5,939
COSCO Shipping Energy Transportation Co., Ltd. Class A	5,300	5,103
COSCO Shipping Holdings Co., Ltd. Class A*	15,000	11,785
COSCO Shipping Holdings Co., Ltd. Class H*	10,000	4,153

Total Marine		26,980

Metals & Mining - 3.1%
Aluminum Corp. of China Ltd. Class A*	28,600	17,832
Aluminum Corp. of China Ltd. Class H*	20,000	7,363
Angang Steel Co., Ltd. Class A	5,300	4,495
Angang Steel Co., Ltd. Class H(b)	2,827	2,067
Baoshan Iron & Steel Co., Ltd. Class A	36,360	39,118
Beijing Shougang Co., Ltd. Class A*	5,000	3,266
Chengtun Mining Group Co., Ltd. Class A	6,200	5,452
China Molybdenum Co., Ltd. Class A	13,000	9,015
China Molybdenum Co., Ltd. Class H	23,636	9,876
China Northern Rare Earth Group High-Tech Co., Ltd. Class A	11,000	18,251
Chongqing Iron & Steel Co., Ltd. Class A*	29,700	9,679
Ganfeng Lithium Co., Ltd. Class A	3,800	15,601
Gansu Jiu Steel Group Hongxing Iron & Steel Co., Ltd. Class A*	12,600	4,425
GEM Co., Ltd. Class A	15,400	11,550
Guangdong HEC Technology Holding Co., Ltd. Class A*	6,000	8,232
Hesteel Co., Ltd. Class A	22,400	11,400
Hunan Valin Steel Co., Ltd. Class A*	4,200	4,737
Inner Mongolia BaoTou Steel Union Co., Ltd. Class A	95,600	26,033
Jiangxi Copper Co., Ltd. Class A	4,400	10,214
Jiangxi Copper Co., Ltd. Class H	10,000	13,274
Jinduicheng Molybdenum Co., Ltd. Class A	4,000	4,119

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

March 31, 2019

Investments	Shares	Value
Maanshan Iron & Steel Co., Ltd. Class A	11,300	$6,541
MMG Ltd.*	5,658	2,299
Nanjing Iron & Steel Co., Ltd. Class A	9,600	5,900
Pangang Group Vanadium Titanium & Resources Co., Ltd. Class A*	27,300	14,462
SGIS Songshan Co., Ltd. Class A*	4,300	3,654
Shandong Gold Mining Co., Ltd. Class A	3,000	13,875
Shandong Iron and Steel Co., Ltd. Class A*	20,200	5,771
Shandong Nanshan Aluminum Co., Ltd. Class A	24,300	9,655
Shanxi Taigang Stainless Steel Co., Ltd. Class A	7,700	5,866
Shenghe Resources Holding Co., Ltd. Class A	3,320	5,830
Shenzhen Zhongjin Lingnan Nonfemet Co., Ltd. Class A	11,150	8,379
Tongling Nonferrous Metals Group Co., Ltd. Class A	28,400	10,819
Western Mining Co., Ltd. Class A	8,400	8,075
Xiamen Tungsten Co., Ltd. Class A	3,260	7,315
Xinxing Ductile Iron Pipes Co., Ltd. Class A	10,000	7,619
Xinyu Iron & Steel Co., Ltd. Class A	5,400	4,885
Yintai Resources Co., Ltd. Class A	2,620	4,246
Yunnan Aluminium Co., Ltd. Class A	4,300	3,122
Yunnan Chihong Zinc & Germanium Co., Ltd. Class A	10,600	8,092
Yunnan Copper Co., Ltd. Class A*	3,500	5,260
Yunnan Tin Co., Ltd. Class A*	3,300	5,932
Zhejiang Huayou Cobalt Co., Ltd. Class A	1,540	8,591
Zhongjin Gold Corp., Ltd. Class A	8,400	10,687
Zijin Mining Group Co., Ltd. Class A	58,000	30,294
Zijin Mining Group Co., Ltd. Class H	38,587	15,976

Total Metals & Mining		449,144

Oil, Gas & Consumable Fuels - 3.4%
China Coal Energy Co., Ltd. Class A	7,400	5,638
China Coal Energy Co., Ltd. Class H	10,000	4,140
China Petroleum & Chemical Corp. Class A	46,900	40,059
China Petroleum & Chemical Corp. Class H	123,636	97,492
China Shenhua Energy Co., Ltd. Class A	10,000	29,181
China Shenhua Energy Co., Ltd. Class H	16,618	37,894
CNOOC Ltd.	76,467	143,194
PetroChina Co., Ltd. Class A	59,300	67,063
PetroChina Co., Ltd. Class H	103,636	67,199

Total Oil, Gas & Consumable Fuels		491,860

Paper & Forest Products - 0.3%
Lee & Man Paper Manufacturing Ltd.	10,000	8,522
Nine Dragons Paper Holdings Ltd.	10,000	9,529
Shandong Chenming Paper Holdings Ltd. Class A	6,000	6,035
Shandong Sun Paper Industry JSC Ltd. Class A	5,000	5,320
Shanying International Holding Co., Ltd. Class A	11,000	6,482

Total Paper & Forest Products		35,888

Personal Products - 0.3%
Hengan International Group Co., Ltd.	4,293	37,625

Pharmaceuticals - 3.6%
Beijing Tongrentang Co., Ltd. Class A	3,500	15,588
Changchun High & New Technology Industry Group, Inc. Class A	700	33,019
China Medical System Holdings Ltd.	10,000	9,694
China Resources Pharmaceutical Group Ltd.(a)	10,000	14,140
China Resources Sanjiu Medical & Pharmaceutical Co., Ltd. Class A	1,300	5,579
CSPC Pharmaceutical Group Ltd.	20,000	37,198
Dong-E-E-Jiao Co., Ltd. Class A	2,900	20,476
Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. Class A	2,200	12,767
Hubei Jumpcan Pharmaceutical Co., Ltd. Class A	1,000	5,137
Humanwell Healthcare Group Co., Ltd. Class A	4,300	7,307
Jiangsu Hengrui Medicine Co., Ltd. Class A	9,384	91,352
Jilin Aodong Pharmaceutical Group Co., Ltd. Class A	4,400	11,923
Kangmei Pharmaceutical Co., Ltd. Class A	14,000	21,770
Livzon Pharmaceutical Group, Inc. Class A	1,570	8,174
Shandong Buchang Pharmaceuticals Co., Ltd. Class A	2,000	8,622
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class A	5,000	22,157
Shanghai Fosun Pharmaceutical Group Co., Ltd. Class H	1,413	5,103

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

March 31, 2019

Investments	Shares	Value
Shenzhen Hepalink Pharmaceutical Group Co., Ltd. Class A	1,500	$5,783
Shenzhen Salubris Pharmaceuticals Co., Ltd. Class A	2,000	8,092
Shijiazhuang Yiling Pharmaceutical Co., Ltd. Class A	2,000	3,878
Sichuan Kelun Pharmaceutical Co., Ltd. Class A	3,000	12,924
Sino Biopharmaceutical Ltd.	34,644	31,599
Tasly Pharmaceutical Group Co., Ltd. Class A	4,380	14,678
Tonghua Dongbao Pharmaceutical Co., Ltd. Class A	6,480	16,739
Yifan Pharmaceutical Co., Ltd. Class A	3,000	5,915
Yunnan Baiyao Group Co., Ltd. Class A	2,000	25,446
Zhangzhou Pientzehuang Pharmaceutical Co., Ltd. Class A	1,500	25,647
Zhejiang Conba Pharmaceutical Co., Ltd. Class A	9,000	13,687
Zhejiang Huahai Pharmaceutical Co., Ltd. Class A	3,840	8,857
Zhejiang NHU Co., Ltd. Class A	4,920	13,530

Total Pharmaceuticals		516,781

Professional Services - 0.1%
51job, Inc. ADR*	110	8,567

Real Estate Management & Development - 5.6%
Agile Group Holdings Ltd.	4,244	6,866
Beijing Capital Development Co., Ltd. Class A	3,400	4,832
China Evergrande Group(b)	14,244	47,359
China Fortune Land Development Co., Ltd. Class A	5,400	24,926
China Jinmao Holdings Group Ltd.	32,929	21,477
China Merchants Shekou Industrial Zone Holdings Co., Ltd. Class A	10,000	34,285
China Overseas Land & Investment Ltd.	18,587	70,560
China Resources Land Ltd.	13,533	60,683
China Vanke Co., Ltd. Class A	25,400	116,111
China Vanke Co., Ltd. Class H	6,284	26,417
CIFI Holdings Group Co., Ltd.	12,120	9,187
Country Garden Holdings Co., Ltd.	32,120	50,165
Financial Street Holdings Co., Ltd. Class A	10,400	13,278
Gemdale Corp. Class A	15,400	31,510
Greenland Holdings Group Co., Ltd. Class A	15,400	17,279
Jinke Properties Group Co., Ltd. Class A	11,300	12,275
Logan Property Holdings Co., Ltd.	2,827	4,682
Longfor Group Holdings Ltd.	5,356	18,866
Oceanwide Holdings Co., Ltd. Class A	1,600	1,745
Poly Developments and Holdings Group Co., Ltd. Class A	35,500	75,224
RiseSun Real Estate Development Co., Ltd. Class A	8,000	13,392
Seazen Holdings Co., Ltd. Class A	3,300	22,171
Shanghai Lingang Holdings Corp., Ltd. Class A	1,200	5,127
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class A	2,300	6,054
Shanghai Lujiazui Finance & Trade Zone Development Co., Ltd. Class B	1,100	1,615
Shimao Property Holdings Ltd.	5,000	15,637
Sunac China Holdings Ltd.	10,000	49,809
Xinhu Zhongbao Co., Ltd. Class A	20,400	11,960
Youngor Group Co., Ltd. Class A	12,000	16,267
Zall Smart Commerce Group Ltd.*(b)	10,707	4,187
Zhejiang China Commodities City Group Co., Ltd. Class A	12,000	8,500

Total Real Estate Management & Development		802,446

Road & Rail - 0.3%
China High Speed Railway Technology Co., Ltd. Class A	8,000	5,500
Daqin Railway Co., Ltd. Class A	27,900	34,625
Guangshen Railway Co., Ltd. Class A	15,000	7,946
Guangshen Railway Co., Ltd. Class H	4,244	1,654

Total Road & Rail		49,725

Semiconductors & Semiconductor Equipment - 0.6%
Gigadevice Semiconductor Beijing, Inc. Class A	500	7,558
LONGi Green Energy Technology Co., Ltd. Class A	7,200	27,963
Sanan Optoelectronics Co., Ltd. Class A	10,500	22,921
Semiconductor Manufacturing International Corp.*(b)	13,738	13,896
Tianjin Zhonghuan Semiconductor Co., Ltd. Class A	7,100	10,481

Total Semiconductors & Semiconductor Equipment		82,819

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

March 31, 2019

Investments	Shares	Value
Software - 1.0%
360 Security Technology, Inc. Class A	1,700	$6,531
Aisino Corp. Class A	5,000	20,780
Glodon Co., Ltd. Class A	2,500	11,090
Hundsun Technologies, Inc. Class A	2,000	26,059
Iflytek Co., Ltd. Class A	6,500	35,101
Kingdee International Software Group Co., Ltd.	7,778	8,997
Venustech Group, Inc. Class A	2,100	9,212
Yonyou Network Technology Co., Ltd. Class A	4,600	23,205

Total Software		140,975

Specialty Retail - 0.3%
China Grand Automotive Services Co., Ltd. Series A	12,000	9,464
Suning.com Co., Ltd. Class A	14,900	27,826
Zhongsheng Group Holdings Ltd.	1,769	4,390

Total Specialty Retail		41,680

Technology Hardware, Storage & Peripherals - 0.7%
Dawning Information Industry Co., Ltd. Class A	2,000	17,940
Focus Media Information Technology Co., Ltd. Class A	31,420	29,315
Inspur Electronic Information Industry Co., Ltd. Class A	3,300	12,276
Lenovo Group Ltd.	25,658	23,076
Tsinghua Tongfang Co., Ltd. Class A	10,000	18,363

Total Technology Hardware, Storage & Peripherals		100,970

Textiles, Apparel & Luxury Goods - 0.6%
ANTA Sports Products Ltd.	4,644	31,591
HLA Corp., Ltd. Class A	4,000	5,815
Shenzhou International Group Holdings Ltd.	3,716	49,800

Total Textiles, Apparel & Luxury Goods		87,206

Trading Companies & Distributors - 0.2%
China Meheco Co., Ltd. Class A	2,900	6,641
Orient Group, Inc. Class A	10,600	6,625
Shanghai Waigaoqiao Free Trade Zone Group Co., Ltd. Class A	1,300	3,445
Sinochem International Corp. Class A	4,300	5,081
Xiamen C & D, Inc. Class A	7,400	9,536

Total Trading Companies & Distributors		31,328

Transportation Infrastructure - 1.0%
China Merchants Port Holdings Co., Ltd.	7,880	16,784
COSCO Shipping Ports Ltd.	5,658	6,112
Dalian Port PDA Co., Ltd. Class A	11,000	4,076
Guangzhou Baiyun International Airport Co., Ltd. Class A	5,400	11,876
Jiangsu Expressway Co., Ltd. Class H	2,827	3,997
Ningbo Zhoushan Port Co., Ltd. Class A	16,000	10,357
Shanghai International Airport Co., Ltd. Class A	3,000	27,745
Shanghai International Port Group Co., Ltd. Class A	30,300	32,779
Shenzhen Airport Co., Ltd. Class A	4,000	5,970
Shenzhen International Holdings Ltd.	5,000	10,612
TangShan Port Group Co., Ltd. Class A	11,530	5,559
Tianjin Port Co., Ltd. Class A	3,000	3,937

Total Transportation Infrastructure		139,804

Water Utilities - 0.3%
Beijing Enterprises Water Group Ltd.*	25,253	15,602
Guangdong Investment Ltd.	17,173	33,165

Total Water Utilities		48,767

Wireless Telecommunication Services - 1.8%
China Mobile Ltd.	25,151	256,318

TOTAL COMMON STOCKS (Cost: $15,135,250)		14,260,139

RIGHTS - 0.0%

China - 0.0%
Xinjiang Goldwind Science & Technology Co., Ltd., expiring 4/23/19* (Cost: $0)	637	251

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.4%

United States - 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.46%(c) (Cost: $56,731)(d)	56,731	56,731

TOTAL INVESTMENTS IN SECURITIES - 99.6% (Cost: $15,191,981)		14,317,121
Other Assets less Liabilities - 0.4%		59,306

NET ASSETS - 100.0%		$14,376,427

*	Non-income producing security.
(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at March 31, 2019 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of March 31, 2019.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree ICBCCS S&P China 500 Fund (WCHN)

March 31, 2019

(d)

At March 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $108,556 and the total market value of the collateral held by the Fund was $114,476. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $57,745.

ADR	-	American Depositary Receipt

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Japan Multifactor Fund (JAMF)

March 31, 2019

Investments	Shares	Value
COMMON STOCKS - 98.5%

Japan - 98.5%

Air Freight & Logistics - 1.2%
Kintetsu World Express, Inc.	548	$8,347
Konoike Transport Co., Ltd.	800	13,234
SG Holdings Co., Ltd.	300	8,741

Total Air Freight & Logistics		30,322

Airlines - 1.1%
ANA Holdings, Inc.	400	14,669
Japan Airlines Co., Ltd.	400	14,090

Total Airlines		28,759

Auto Components - 1.5%
Musashi Seimitsu Industry Co., Ltd.	1,000	13,552
Showa Corp.	900	11,481
TS Tech Co., Ltd.	500	14,388

Total Auto Components		39,421

Banks - 7.0%
77 Bank Ltd. (The)	1,700	23,760
Gunma Bank Ltd. (The)	5,600	21,199
Mebuki Financial Group, Inc.	8,870	22,679
Mitsubishi UFJ Financial Group, Inc.	4,400	21,864
Nishi-Nippon Financial Holdings, Inc.	2,300	19,533
Shinsei Bank Ltd.	1,700	24,190
Sumitomo Mitsui Financial Group, Inc.	700	24,513
Sumitomo Mitsui Trust Holdings, Inc.	700	25,145

Total Banks		182,883

Beverages - 1.1%
Asahi Group Holdings Ltd.	300	13,362
Suntory Beverage & Food Ltd.	300	14,094

Total Beverages		27,456

Building Products - 0.3%
Nippon Sheet Glass Co., Ltd.	900	7,245

Capital Markets - 0.8%
SBI Holdings, Inc.	900	20,052

Chemicals - 3.9%
Daicel Corp.	1,300	14,118
Mitsubishi Gas Chemical Co., Inc.	700	9,986
Mitsui Chemicals, Inc.	500	12,066
Showa Denko K.K.	200	7,029
Sumitomo Chemical Co., Ltd.(a)	2,800	13,028
Teijin Ltd.	900	14,848
Tokai Carbon Co., Ltd.	600	7,491
Tokuyama Corp.	400	9,439
Tosoh Corp.	800	12,439

Total Chemicals		100,444

Commercial Services & Supplies - 2.1%
Aeon Delight Co., Ltd.	300	11,668
Dai Nippon Printing Co., Ltd.	600	14,349
Kokuyo Co., Ltd.	800	11,738
Pilot Corp.	200	8,104
Sato Holdings Corp.	400	9,382

Total Commercial Services & Supplies		55,241

Construction & Engineering - 4.2%
Daiho Corp.	300	8,768
Hazama Ando Corp.	1,200	8,034
Kumagai Gumi Co., Ltd.	300	9,378
Kyowa Exeo Corp.	400	11,040
Maeda Corp.	900	8,928
Mirait Holdings Corp.	800	11,687
Obayashi Corp.	1,000	10,065
Sumitomo Mitsui Construction Co., Ltd.	1,700	11,842
Taisei Corp.	200	9,288
Tokyu Construction Co., Ltd.	1,600	11,998
Yokogawa Bridge Holdings Corp.	500	8,596

Total Construction & Engineering		109,624

Construction Materials - 0.5%
Taiheiyo Cement Corp.	400	13,335

Diversified Telecommunication Services - 0.8%
Nippon Telegraph & Telephone Corp.	500	21,245

Electric Utilities - 1.4%
Chubu Electric Power Co., Inc.	700	10,931
Hokkaido Electric Power Co., Inc.	1,600	9,194
Kansai Electric Power Co., Inc. (The)	600	8,847
Tokyo Electric Power Co. Holdings, Inc.*	1,300	8,221

Total Electric Utilities		37,193

Electrical Equipment - 0.2%
Nippon Carbon Co., Ltd.	100	4,436

Electronic Equipment, Instruments & Components - 3.2%
Citizen Watch Co., Ltd.	2,600	14,493
Daiwabo Holdings Co., Ltd.	200	11,510
Hitachi High-Technologies Corp.	300	12,292
Japan Aviation Electronics Industry Ltd.	700	9,746
Oki Electric Industry Co., Ltd.	1,300	15,362
Taiyo Yuden Co., Ltd.	400	7,867
V Technology Co., Ltd.	100	12,676

Total Electronic Equipment, Instruments & Components		83,946

Entertainment - 3.7%
Avex, Inc.	1,700	22,670
Capcom Co., Ltd.	600	13,443
Daiichikosho Co., Ltd.	500	25,568

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Multifactor Fund (JAMF)

March 31, 2019

Investments	Shares	Value
GungHo Online Entertainment, Inc.	2,900	$10,559
Nexon Co., Ltd.*	700	10,966
Toei Co., Ltd.	100	13,308

Total Entertainment		96,514

Equity Real Estate Investment Trusts (REITs) - 0.7%
Mirai Corp.	5	9,102
One REIT, Inc.	4	10,238

Total Equity Real Estate Investment Trusts (REITs)		19,340

Food & Staples Retailing - 2.7%
Arcs Co., Ltd.	600	13,194
Heiwado Co., Ltd.	500	10,647
Seven & I Holdings Co., Ltd.	300	11,319
Sugi Holdings Co., Ltd.	300	13,213
United Super Markets Holdings, Inc.	1,100	10,882
Valor Holdings Co., Ltd.	500	12,116

Total Food & Staples Retailing		71,371

Food Products - 3.8%
DyDo Group Holdings, Inc.	300	13,525
Kewpie Corp.	562	13,481
Maruha Nichiro Corp.	300	10,733
Megmilk Snow Brand Co., Ltd.	400	9,736
MEIJI Holdings Co., Ltd.	100	8,122
Morinaga & Co., Ltd.	200	8,682
NH Foods Ltd.	300	10,801
Nippon Suisan Kaisha Ltd.	1,700	12,978
Nisshin Oillio Group Ltd. (The)	400	11,817

Total Food Products		99,875

Health Care Equipment & Supplies - 2.2%
Hogy Medical Co., Ltd.	300	10,584
Hoya Corp.	200	13,207
Jeol Ltd.	400	7,199
Nipro Corp.(a)	900	11,619
Paramount Bed Holdings Co., Ltd.	300	13,308

Total Health Care Equipment & Supplies		55,917

Health Care Providers & Services - 2.7%
Alfresa Holdings Corp.	400	11,384
Medipal Holdings Corp.	600	14,257
Ship Healthcare Holdings, Inc.	300	12,319
Suzuken Co., Ltd.	300	17,373
Toho Holdings Co., Ltd.	600	14,977

Total Health Care Providers & Services		70,310

Hotels, Restaurants & Leisure - 7.6%
Doutor Nichires Holdings Co., Ltd.	1,200	22,800
HIS Co., Ltd.	444	16,326
KOMEDA Holdings Co., Ltd.	1,100	20,910
Kura Corp.	300	13,742
McDonald’s Holdings Co., Japan Ltd.	400	18,503
Monogatari Corp. (The)	100	8,140
Ohsho Food Service Corp.	300	19,000
Round One Corp.	869	11,000
Saizeriya Co., Ltd.	700	13,483
Skylark Holdings Co., Ltd.	1,200	19,894
Sushiro Global Holdings Ltd.	200	13,769
Tokyo Dome Corp.	2,100	20,054

Total Hotels, Restaurants & Leisure		197,621

Household Durables - 3.0%
Haseko Corp.	1,200	15,091
Pressance Corp.	1,000	12,441
Sekisui House Ltd.	1,200	19,862
Sony Corp.	300	12,590
Starts Corp., Inc.	800	17,079

Total Household Durables		77,063

Household Products - 0.8%
Lion Corp.	500	10,526
Unicharm Corp.	300	9,928

Total Household Products		20,454

Independent Power & Renewable Electricity Producers - 0.5%
Electric Power Development Co., Ltd.	500	12,179

Industrial Conglomerates - 0.5%
Toshiba Corp.	400	12,739

Insurance - 1.9%
Dai-ichi Life Holdings, Inc.	1,600	22,233
MS&AD Insurance Group Holdings, Inc.	900	27,402

Total Insurance		49,635

Interactive Media & Services - 0.5%
Mixi, Inc.	600	13,866

Internet & Direct Marketing Retail - 0.6%
Rakuten, Inc.	1,600	15,149

IT Services - 4.7%
DTS Corp.	400	14,781
Fujitsu Ltd.	200	14,430
NEC Networks & System Integration Corp.	700	16,917
Nihon Unisys Ltd.	400	10,596
Nomura Research Institute Ltd.	220	9,998
NS Solutions Corp.	400	10,798
NSD Co., Ltd.	600	13,969
Otsuka Corp.	200	7,472
SCSK Corp.	200	8,917
TIS, Inc.	300	14,203

Total IT Services		122,081

Leisure Products - 0.5%
Tomy Co., Ltd.	1,200	12,381

Machinery - 2.0%
Japan Steel Works Ltd. (The)	600	11,053
Kitz Corp.	1,200	8,792
Makino Milling Machine Co., Ltd.	200	8,239
Noritake Co., Ltd.	200	9,577
OKUMA Corp.	100	5,412

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Japan Multifactor Fund (JAMF)

March 31, 2019

Investments	Shares	Value
Sumitomo Heavy Industries Ltd.	300	$9,717

Total Machinery		52,790

Media - 1.5%
Hakuhodo DY Holdings, Inc.	1,100	17,670
SKY Perfect JSAT Holdings, Inc.(a)	5,200	21,611

Total Media		39,281

Metals & Mining - 1.5%
JFE Holdings, Inc.	700	11,880
Kobe Steel Ltd.	1,600	12,013
Tokyo Steel Manufacturing Co., Ltd.	1,800	15,644

Total Metals & Mining		39,537

Oil, Gas & Consumable Fuels - 1.5%
Cosmo Energy Holdings Co., Ltd.	500	10,047
Iwatani Corp.	400	12,847
JXTG Holdings, Inc.	2,450	11,211
Showa Shell Sekiyu K.K.	400	5,490

Total Oil, Gas & Consumable Fuels		39,595

Pharmaceuticals - 3.7%
Astellas Pharma, Inc.	900	13,486
Kaken Pharmaceutical Co., Ltd.	300	13,633
Kyowa Hakko Kirin Co., Ltd.	600	13,064
Nichi-iko Pharmaceutical Co., Ltd.	1,200	15,916
Sawai Pharmaceutical Co., Ltd.	200	11,583
Shionogi & Co., Ltd.	200	12,381
Sumitomo Dainippon Pharma Co., Ltd.	300	7,418
Towa Pharmaceutical Co., Ltd.	300	7,895

Total Pharmaceuticals		95,376

Professional Services - 0.4%
Meitec Corp.	200	9,089

Real Estate Management & Development - 4.2%
Aeon Mall Co., Ltd.	500	8,222
Daito Trust Construction Co., Ltd.	100	13,941
Daiwa House Industry Co., Ltd.	300	9,538
Heiwa Real Estate Co., Ltd.	400	7,701
Hulic Co., Ltd.	900	8,830
Kenedix, Inc.	1,600	8,008
Mitsubishi Estate Co., Ltd.	600	10,871
Mitsui Fudosan Co., Ltd.	400	10,056
Nomura Real Estate Holdings, Inc.	400	7,679
Sumitomo Realty & Development Co., Ltd.	200	8,287
Tokyo Tatemono Co., Ltd.	600	7,356
Unizo Holdings Co., Ltd.	400	7,629

Total Real Estate Management & Development		108,118

Road & Rail - 5.9%
Central Japan Railway Co.	100	23,228
East Japan Railway Co.	100	9,649
Fukuyama Transporting Co., Ltd.	200	7,697
Hamakyorex Co., Ltd.	200	7,679
Hitachi Transport System Ltd.	400	11,872
Kyushu Railway Co.	400	13,154
Nikkon Holdings Co., Ltd.	600	14,197
Sankyu, Inc.	300	14,636
Seibu Holdings, Inc.	700	12,250
Seino Holdings Co., Ltd.	800	10,661
Senko Group Holdings Co., Ltd.	1,600	13,285
West Japan Railway Co.	190	14,315

Total Road & Rail		152,623

Semiconductors & Semiconductor Equipment - 0.5%
Advantest Corp.	300	6,974
SUMCO Corp.	600	6,673

Total Semiconductors & Semiconductor Equipment		13,647

Software - 0.6%
Broadleaf Co., Ltd.	1,700	8,939
Fuji Soft, Inc.	200	7,914

Total Software		16,853

Specialty Retail - 4.3%
Bic Camera, Inc.	1,500	15,761
DCM Holdings Co., Ltd.(a)	2,200	20,512
EDION Corp.	1,900	16,582
K’s Holdings Corp.	1,400	12,421
Kohnan Shoji Co., Ltd.	700	17,373
Komeri Co., Ltd.	700	17,145
Nojima Corp.	700	12,705

Total Specialty Retail		112,499

Technology Hardware, Storage & Peripherals - 2.1%
Konica Minolta, Inc.	1,400	13,774
MCJ Co., Ltd.	1,100	8,040
Seiko Epson Corp.(a)	1,000	15,314
Toshiba TEC Corp.	600	16,669

Total Technology Hardware, Storage & Peripherals		53,797

Textiles, Apparel & Luxury Goods - 0.5%
Seiko Holdings Corp.	600	14,284

Tobacco - 0.5%
Japan Tobacco, Inc.	500	12,400

Trading Companies & Distributors - 2.9%
Inaba Denki Sangyo Co., Ltd.	300	11,614
ITOCHU Corp.	600	10,855
Kanamoto Co., Ltd.	400	9,902
Marubeni Corp.	1,400	9,676
Nishio Rent All Co., Ltd.	400	11,528
Sojitz Corp.	3,200	11,275
Yamazen Corp.	1,000	10,544

Total Trading Companies & Distributors		75,394

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Japan Multifactor Fund (JAMF)

March 31, 2019

Investments	Shares	Value
Wireless Telecommunication Services - 0.7%
KDDI Corp.	900	$19,393

TOTAL COMMON STOCKS (Cost: $2,492,757)		2,562,773

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.2%

United States - 0.2%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.46%(b) (Cost: $5,465)(c)	5,465	5,465

TOTAL INVESTMENTS IN SECURITIES - 98.7% (Cost: $2,498,222)		2,568,238
Other Assets less Liabilities - 1.3%		32,524

NET ASSETS - 100.0%		$2,600,762

*	Non-income producing security.
(a)	Security, or portion thereof, was on loan at March 31, 2019 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of March 31, 2019.
(c)

At March 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $14,772. The Fund also had securities on loan having a total market value of $600 that were sold and pending settlement. The total market value of the collateral held by the Fund was $16,276. The total market value of the collateral includes non-cash U.S. Government securities collateral having a value of $10,811.

FINANCIAL DERIVATIVE INSTRUMENTS

FOREIGN CURRENCY CONTRACTS (OTC - OVER THE COUNTER)

Counterparty	Settlement Date	Amount and Description of Currency to be Purchased		Amount and Description of Currency to be Sold		Unrealized Appreciation	Unrealized Depreciation
Bank of America N.A.	4/3/2019	290,103	USD	32,218,346	JPY	$—	$(1,001)
Barclays Bank PLC	4/3/2019	290,103	USD	32,217,997	JPY	—	(998)
Canadian Imperial Bank of Commerce	4/3/2019	290,103	USD	32,220,637	JPY	—	(1,022)
Citibank N.A.	4/3/2019	290,103	USD	32,217,881	JPY	—	(997)
Goldman Sachs	4/3/2019	158,238	USD	17,573,263	JPY	—	(542)
UBS AG	4/3/2019	145,762,120	JPY	1,318,650	USD	—	(1,638)
UBS AG	4/10/2019	2,501,990	USD	276,420,855	JPY	3,030	—

						$3,030	$(6,198)

CURRENCY LEGEND

JPY	Japanese yen
USD	U.S. dollar

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

March 31, 2019

Investments	Principal Amount	Value
CORPORATE BONDS - 96.7%

United States - 96.7%
ABB Finance USA, Inc.
2.88%, 5/8/22	$63,000	$63,492
Abbott Laboratories
4.90%, 11/30/46	22,000	25,475
AbbVie, Inc.
4.45%, 5/14/46	37,000	34,367
Alexandria Real Estate
Equities, Inc.
3.95%, 1/15/28	13,000	13,092
Altria Group, Inc.
2.63%, 9/16/26	14,000	12,935
3.88%, 9/16/46	13,000	10,695
Amazon.com, Inc.
4.05%, 8/22/47	9,000	9,544
American Express Co.
2.50%, 8/1/22	10,000	9,888
3.63%, 12/5/24	17,000	17,461
American International Group, Inc.
3.30%, 3/1/21	35,000	35,231
4.80%, 7/10/45	27,000	27,062
Amgen, Inc.
2.20%, 5/22/19	12,000	11,995
5.15%, 11/15/41	61,000	65,463
Analog Devices, Inc.
2.50%, 12/5/21	15,000	14,869
Anthem, Inc.
3.65%, 12/1/27	19,000	18,999
4.65%, 1/15/43	15,000	15,502
Apple, Inc.
3.85%, 5/4/43	50,000	50,581
Arch Capital Finance LLC
5.03%, 12/15/46	6,000	6,669
AT&T, Inc.
3.00%, 2/15/22	34,000	34,149
4.50%, 3/9/48	117,000	109,969
Bank of America Corp.
4.13%, 1/22/24	62,000	65,002
4.45%, 3/3/26	47,000	49,027
5.00%, 1/21/44	40,000	45,014
Baxter International, Inc.
1.70%, 8/15/21	25,000	24,343
BB&T Corp.
5.25%, 11/1/19	45,000	45,614
Berkshire Hathaway Energy Co.
6.13%, 4/1/36	48,000	60,359
Block Financial LLC
5.50%, 11/1/22	46,000	48,451
Brighthouse Financial, Inc.
3.70%, 6/22/27	15,000	13,616
Broadcom Corp.
3.88%, 1/15/27	21,000	20,082
Burlington Northern Santa Fe LLC
4.15%, 4/1/45	9,000	9,407
Campbell Soup Co.
4.15%, 3/15/28	13,000	12,963
Capital One Financial Corp.
3.80%, 1/31/28	45,000	44,450
Cardinal Health, Inc.
3.41%, 6/15/27	21,000	19,884
4.37%, 6/15/47	7,000	6,199
CBS Corp.
4.60%, 1/15/45	11,000	10,509
Celgene Corp.
2.88%, 8/15/20	74,000	74,065
4.35%, 11/15/47	11,000	10,736
Cigna Holding Co.
3.88%, 10/15/47	7,000	6,232
Citigroup, Inc.
5.50%, 9/13/25	134,000	147,005
Comcast Corp.
2.75%, 3/1/23	34,000	33,963
3.15%, 2/15/28(a)	26,000	25,466
4.25%, 1/15/33	12,000	12,677
4.65%, 7/15/42	46,000	49,465
Commonwealth Edison Co.
3.65%, 6/15/46	7,000	6,835
Conagra Brands, Inc.
5.40%, 11/1/48	11,000	11,078
Consolidated Edison Co. of New York, Inc.
4.50%, 5/15/58	13,000	13,597
Constellation Brands, Inc.
3.75%, 5/1/21	58,000	58,972
Continental Resources, Inc.
4.50%, 4/15/23	24,000	24,866
CSX Corp.
4.25%, 11/1/66	15,000	13,967
CVS Health Corp.
3.70%, 3/9/23	14,000	14,233
4.88%, 7/20/35	60,000	60,863
5.05%, 3/25/48	36,000	36,321
Dow Chemical Co. (The)
4.13%, 11/15/21	147,000	151,320
DowDuPont, Inc.
5.42%, 11/15/48	18,000	20,561
Duke Energy Carolinas LLC
3.95%, 11/15/28	23,000	24,511
Duke Energy Corp.
2.40%, 8/15/22	32,000	31,641
eBay, Inc.
2.88%, 8/1/21	30,000	30,016
Edison International
2.13%, 4/15/20	20,000	19,852
Enterprise Products Operating LLC
4.80%, 2/1/49	21,000	22,371
EPR Properties
5.75%, 8/15/22	33,000	35,160
Exelon Corp.
3.50%, 6/1/22	44,000	44,468
Express Scripts Holding Co.
4.80%, 7/15/46	12,000	12,217
FedEx Corp.
4.00%, 1/15/24	30,000	31,457
4.55%, 4/1/46	12,000	11,576
General Mills, Inc.
4.20%, 4/17/28(a)	18,000	18,721
Gilead Sciences, Inc.
4.40%, 12/1/21	18,000	18,712
4.15%, 3/1/47(a)	20,000	19,329

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

March 31, 2019

Investments	Principal Amount	Value
Hartford Financial Services Group, Inc. (The)
6.10%, 10/1/41	$32,000	$39,067
Hewlett Packard Enterprise Co.
4.40%, 10/15/22	25,000	26,167
Home Depot, Inc. (The)
2.13%, 9/15/26	18,000	17,012
HP, Inc.
4.30%, 6/1/21	12,000	12,337
HSBC USA, Inc.
5.00%, 9/27/20	100,000	102,916
International Business Machines Corp.
4.00%, 6/20/42	31,000	30,454
International Paper Co.
4.40%, 8/15/47	12,000	11,244
JPMorgan Chase & Co.
5.63%, 8/16/43	51,000	60,607
Kimco Realty Corp.
3.13%, 6/1/23	21,000	20,826
Kraft Heinz Foods Co.
3.95%, 7/15/25	32,000	32,277
6.88%, 1/26/39	23,000	26,055
Kroger Co. (The)
1.50%, 9/30/19(a)	12,000	11,916
3.70%, 8/1/27	30,000	29,538
Laboratory Corp. of America Holdings
3.20%, 2/1/22	14,000	14,108
Lockheed Martin Corp.
4.70%, 5/15/46	10,000	11,284
Lowe’s Cos., Inc.
4.05%, 5/3/47	11,000	10,343
Macy’s Retail Holdings, Inc.
2.88%, 2/15/23(a)	13,000	12,592
Magellan Midstream Partners L.P.
5.15%, 10/15/43	9,000	9,787
Marathon Petroleum Corp.
4.75%, 12/15/23(b)	14,000	14,744
3.63%, 9/15/24	25,000	25,236
McDonald’s Corp.
3.50%, 3/1/27	24,000	24,343
McKesson Corp.
3.80%, 3/15/24	113,000	115,414
Medtronic, Inc.
3.63%, 3/15/24	28,000	29,073
MetLife, Inc.
6.40%, 12/15/66	17,000	18,257
Microsoft Corp.
4.10%, 2/6/37	45,000	49,009
Molson Coors Brewing Co.
3.00%, 7/15/26	18,000	17,052
Morgan Stanley
4.88%, 11/1/22	148,000	156,285
MPLX L.P.
4.50%, 7/15/23	22,000	23,075
4.13%, 3/1/27	27,000	27,195
Newmont Mining Corp.
6.25%, 10/1/39	7,000	8,473
NextEra Energy Capital Holdings, Inc.
3.55%, 5/1/27	16,000	16,082
Norfolk Southern Corp.
4.15%, 2/28/48	9,000	9,136
Northrop Grumman Corp.
3.25%, 8/1/23	84,000	85,057
NVIDIA Corp.
2.20%, 9/16/21	24,000	23,686
NVR, Inc.
3.95%, 9/15/22	18,000	18,491
O’Reilly Automotive, Inc.
3.60%, 9/1/27	6,000	5,982
Omega Healthcare Investors, Inc.
4.38%, 8/1/23	22,000	22,458
Omnicom Group, Inc.
4.45%, 8/15/20	23,000	23,511
Oracle Corp.
4.30%, 7/8/34	31,000	33,279
3.85%, 7/15/36	40,000	40,170
Owens Corning
4.30%, 7/15/47	7,000	5,675
Pfizer, Inc.
2.10%, 5/15/19(a)	70,000	69,962
Philip Morris International, Inc.
3.13%, 8/17/27	20,000	19,600
Phillips 66
4.30%, 4/1/22	26,000	27,132
Phillips 66 Partners L.P.
3.55%, 10/1/26	11,000	10,819
Realty Income Corp.
4.65%, 8/1/23	22,000	23,503
Reynolds American, Inc.
4.00%, 6/12/22	10,000	10,218
5.85%, 8/15/45	30,000	30,842
Rockwell Collins, Inc.
3.50%, 3/15/27	8,000	7,907
Santander Holdings USA, Inc.
2.65%, 4/17/20	81,000	80,734
Sherwin-Williams Co. (The)
4.50%, 6/1/47	7,000	6,900
Shire Acquisitions Investments Ireland DAC
3.20%, 9/23/26	40,000	38,718
Southern California Edison Co.
4.00%, 4/1/47	12,000	11,192
Synchrony Financial
2.70%, 2/3/20	110,000	109,876
Thermo Fisher Scientific, Inc.
3.00%, 4/15/23	86,000	86,067
Tyson Foods, Inc.
3.95%, 8/15/24	89,000	91,700
Union Pacific Corp.
3.95%, 9/10/28	35,000	36,724
United Parcel Service, Inc.
6.20%, 1/15/38	7,000	9,059
United Technologies Corp.
4.50%, 6/1/42	35,000	36,239
UnitedHealth Group, Inc.
3.38%, 4/15/27	25,000	25,341
4.25%, 6/15/48	6,000	6,321
Valero Energy Corp.
3.40%, 9/15/26	14,000	13,711
Verizon Communications, Inc.
4.02%, 12/3/29(b)	66,000	68,043
4.40%, 11/1/34	109,000	113,549

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Fundamental U.S. Corporate Bond Fund (WFIG)

March 31, 2019

Investments	Principal Amount	Value
Viacom, Inc.
4.50%, 3/1/21	$57,000	$58,490
Virginia Electric & Power Co.
3.80%, 4/1/28, Series A	42,000	43,480
Walgreens Boots Alliance, Inc.
4.80%, 11/18/44	9,000	8,639
Walmart, Inc.
4.05%, 6/29/48	8,000	8,509
Walt Disney Co. (The)
5.40%, 10/1/43(b)	44,000	54,501
Warner Media LLC
3.60%, 7/15/25	99,000	98,845
Wells Fargo & Co.
3.45%, 2/13/23, Series M	44,000	44,497
4.30%, 7/22/27	45,000	46,892
4.75%, 12/7/46	14,000	14,713
Xylem, Inc.
4.38%, 11/1/46	29,000	29,340

TOTAL CORPORATE BONDS (Cost: $4,768,688)		4,766,887

FOREIGN CORPORATE BONDS - 0.5%

Switzerland - 0.2%
Novartis Capital Corp.
2.40%, 5/17/22	12,000	11,962

United Kingdom - 0.3%
GlaxoSmithKline Capital, Inc.
3.88%, 5/15/28	12,000	12,593

TOTAL FOREIGN CORPORATE BONDS (Cost: $23,788)		24,555

U.S. GOVERNMENT OBLIGATIONS - 0.2%

U.S. Treasury Note - 0.2%
U.S. Treasury Note
2.25%, 2/15/27
(Cost: $9,864)	10,000	9,925

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 1.8%

United States - 1.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.46%(c) (Cost: $90,633)(d)	90,633	90,633

TOTAL INVESTMENTS IN SECURITIES - 99.2% (Cost: $4,892,973)		4,892,000
Other Assets less Liabilities - 0.8%		40,595

NET ASSETS - 100.0%		$4,932,595

(a)	Security, or portion thereof, was on loan at March 31, 2019 (See Note 2).
(b)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(c)	Rate shown represents annualized 7-day yield as of March 31, 2019.
(d)

At March 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $88,204 and the total market value of the collateral held by the Fund was $90,633.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

March 31, 2019

Investments	Principal Amount	Value
CORPORATE BONDS - 97.2%

United States - 97.2%
Acadia Healthcare Co., Inc.
5.63%, 2/15/23	$50,000	$50,563
ADT Security Corp. (The)
6.25%, 10/15/21	48,000	50,594
4.13%, 6/15/23	75,000	72,525
4.88%, 7/15/32(a)	103,000	83,945
AECOM
5.88%, 10/15/24	30,000	31,725
5.13%, 3/15/27	25,000	24,281
AES Corp.
5.50%, 4/15/25	50,000	52,000
6.00%, 5/15/26	33,000	35,144
AMC Networks, Inc.
5.00%, 4/1/24	50,000	50,370
American Axle & Manufacturing, Inc.
6.25%, 4/1/25(b)	50,000	48,875
AmeriGas Partners L.P.
5.50%, 5/20/25	50,000	50,063
5.88%, 8/20/26	91,000	91,227
Aramark Services, Inc.
4.75%, 6/1/26	50,000	50,000
Arconic, Inc.
5.13%, 10/1/24	100,000	102,441
Asbury Automotive Group, Inc.
6.00%, 12/15/24	100,000	103,345
Ashland LLC
4.75%, 8/15/22	139,000	143,517
B&G Foods, Inc.
5.25%, 4/1/25	156,000	150,150
BBA US Holdings, Inc.
5.38%, 5/1/26(a)	50,000	51,625
Beacon Roofing Supply, Inc.
4.88%, 11/1/25(a)	159,000	150,851
Berry Global, Inc.
5.13%, 7/15/23	100,000	102,030
4.50%, 2/15/26(a)	50,000	47,635
Boyd Gaming Corp.
6.88%, 5/15/23	98,000	102,165
6.38%, 4/1/26	50,000	51,937
Cable One, Inc.
5.75%, 6/15/22(a)	50,000	50,875
Cablevision Systems Corp.
5.88%, 9/15/22	39,000	40,853
California Resources Corp.
8.00%, 12/15/22(a)(b)	180,000	141,804
CCO Holdings LLC
5.25%, 3/15/21	104,000	104,521
5.13%, 5/1/23(a)	34,000	34,884
5.38%, 5/1/25(a)	50,000	51,750
5.13%, 5/1/27(a)	125,000	126,094
CDK Global, Inc.
5.00%, 10/15/24	37,000	38,080
4.88%, 6/1/27	50,000	50,188
CDW LLC
5.00%, 9/1/25	30,000	30,863
Cengage Learning, Inc.
9.50%, 6/15/24(a)(b)	50,000	41,625
Centene Corp.
5.63%, 2/15/21	102,000	103,657
CenturyLink, Inc.
5.80%, 3/15/22, Series T	50,000	51,187
6.75%, 12/1/23, Series W(b)	36,000	37,665
7.50%, 4/1/24, Series Y(b)	95,000	100,700
5.63%, 4/1/25(b)	50,000	48,500
Change Healthcare Holdings LLC
5.75%, 3/1/25(a)	104,000	103,090
Chemours Co. (The)
6.63%, 5/15/23	170,000	176,390
Clean Harbors, Inc.
5.13%, 6/1/21	103,000	103,515
Clearway Energy Operating LLC
5.38%, 8/15/24	50,000	50,125
Cleveland-Cliffs, Inc.
5.75%, 3/1/25	108,000	103,680
Cloud Crane LLC
10.13%, 8/1/24(a)	50,000	53,875
CommScope Technologies LLC
6.00%, 6/15/25(a)	65,000	63,437
5.00%, 3/15/27(a)	119,000	105,812
CommScope, Inc.
5.50%, 6/15/24(a)	50,000	49,143
Community Health Systems, Inc.
7.13%, 7/15/20	50,000	48,125
6.25%, 3/31/23	183,000	172,871
Consolidated Communications, Inc.
6.50%, 10/1/22	165,000	148,500
Coty, Inc.
6.50%, 4/15/26(a)(b)	86,000	84,280
Crestwood Midstream Partners L.P.
5.75%, 4/1/25	75,000	77,250
Crown Americas LLC
4.75%, 2/1/26(a)	50,000	50,365
CSC Holdings LLC
5.25%, 6/1/24	75,000	76,312
5.38%, 2/1/28(a)	200,000	201,000
DaVita, Inc.
5.75%, 8/15/22	100,000	102,125
5.00%, 5/1/25	107,000	102,934
Dell International LLC
7.13%, 6/15/24(a)	50,000	53,019
Denbury Resources, Inc.
9.00%, 5/15/21(a)	67,000	65,492
Diamond Offshore Drilling, Inc.
7.88%, 8/15/25(b)	50,000	48,500
4.88%, 11/1/43	50,000	31,875
Diamond Resorts International, Inc.
10.75%, 9/1/24(a)(b)	86,000	81,377
DISH DBS Corp.
5.13%, 5/1/20	50,000	50,438
5.00%, 3/15/23	76,000	68,685
5.88%, 11/15/24	25,000	21,094
7.75%, 7/1/26	117,000	102,082
DPL, Inc.
7.25%, 10/15/21	50,000	53,927

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

March 31, 2019

Investments	Principal Amount	Value
Eldorado Resorts, Inc.
6.00%, 4/1/25	$50,000	$50,875
Encompass Health Corp.
5.75%, 11/1/24	50,000	50,812
Endo Finance LLC
5.38%, 1/15/23(a)	75,000	61,875
Energizer Holdings, Inc.
5.50%, 6/15/25(a)	50,000	49,609
Equinix, Inc.
5.88%, 1/15/26	50,000	52,797
ESH Hospitality, Inc.
5.25%, 5/1/25(a)	50,000	49,792
Exela Intermediate LLC
10.00%, 7/15/23(a)	100,000	102,200
Fidelity & Guaranty Life Holdings, Inc.
5.50%, 5/1/25(a)	50,000	50,438
First Data Corp.
5.38%, 8/15/23(a)	101,000	103,399
Freeport-McMoRan, Inc.
3.88%, 3/15/23	50,000	49,406
4.55%, 11/14/24	106,000	104,675
5.40%, 11/14/34	50,000	45,750
5.45%, 3/15/43	50,000	44,001
Frontier Communications Corp.
6.88%, 1/15/25	75,000	40,781
11.00%, 9/15/25(b)	208,000	137,930
GLP Capital L.P.
5.38%, 4/15/26	50,000	52,370
Golden Nugget, Inc.
6.75%, 10/15/24(a)	50,000	50,375
8.75%, 10/1/25(a)	50,000	52,625
Gray Television, Inc.
5.13%, 10/15/24(a)	38,000	38,249
5.88%, 7/15/26(a)	125,000	127,525
GTT Communications, Inc.
7.88%, 12/31/24(a)(b)	13,000	11,440
Hanesbrands, Inc.
4.88%, 5/15/26(a)	155,000	153,698
HCA, Inc.
4.75%, 5/1/23	147,000	154,181
5.00%, 3/15/24	33,000	35,025
5.25%, 6/15/26	50,000	53,649
5.63%, 9/1/28	100,000	106,000
Hilton Worldwide Finance LLC
4.63%, 4/1/25	40,000	40,500
4.88%, 4/1/27	50,000	50,750
Holly Energy Partners L.P.
6.00%, 8/1/24(a)	50,000	51,850
Hologic, Inc.
4.38%, 10/15/25(a)	104,000	103,979
Hughes Satellite Systems Corp.
5.25%, 8/1/26	50,000	49,813
6.63%, 8/1/26	155,000	152,287
IQVIA, Inc.
4.88%, 5/15/23(a)	38,000	38,859
Iron Mountain, Inc.
5.25%, 3/15/28(a)	50,000	48,563
j2 Cloud Services LLC
6.00%, 7/15/25(a)	50,000	52,125
JBS USA LUX S.A.
5.75%, 6/15/25(a)	100,000	102,875
KFC Holding Co.
4.75%, 6/1/27(a)	50,000	49,250
Koppers, Inc.
6.00%, 2/15/25(a)	50,000	49,125
L Brands, Inc.
6.88%, 11/1/35	192,000	166,800
Ladder Capital Finance Holdings LLLP
5.25%, 3/15/22(a)	50,000	50,875
Lamar Media Corp.
5.38%, 1/15/24	50,000	51,500
Lamb Weston Holdings, Inc.
4.63%, 11/1/24(a)	5,000	5,069
Level 3 Financing, Inc.
5.38%, 5/1/25	50,000	50,740
LKQ Corp.
4.75%, 5/15/23	55,000	55,608
LPL Holdings, Inc.
5.75%, 9/15/25(a)	50,000	50,765
Mattel, Inc.
6.75%, 12/31/25(a)	50,000	49,313
MDC Partners, Inc.
6.50%, 5/1/24(a)	122,000	101,565
MEDNAX, Inc.
5.25%, 12/1/23(a)	152,000	154,280
Meredith Corp.
6.88%, 2/1/26	50,000	52,750
MGM Resorts International
4.63%, 9/1/26	100,000	97,750
MPT Operating Partnership L.P.
5.25%, 8/1/26	40,000	41,350
5.00%, 10/15/27	50,000	51,000
Navient Corp.
6.13%, 3/25/24	122,000	122,457
5.88%, 10/25/24	36,000	35,010
6.75%, 6/25/25	50,000	49,703
6.75%, 6/15/26	97,000	93,120
NCR Corp.
5.00%, 7/15/22	75,000	75,187
Nexstar Broadcasting, Inc.
5.63%, 8/1/24(a)	100,000	101,750
NextEra Energy Operating Partners L.P.
4.25%, 9/15/24(a)	50,000	49,813
Nielsen Finance LLC
5.00%, 4/15/22(a)(b)	100,000	99,250
Novelis Corp.
6.25%, 8/15/24(a)	50,000	51,250
NRG Energy, Inc.
6.25%, 5/1/24	99,000	102,465
7.25%, 5/15/26	75,000	82,795
5.75%, 1/15/28	10,000	10,638
Nuance Communications, Inc.
5.63%, 12/15/26	50,000	51,496
Olin Corp.
5.13%, 9/15/27(b)	100,000	101,625
PBF Holding Co. LLC
7.00%, 11/15/23	75,000	77,512
7.25%, 6/15/25	100,000	103,150
PBF Logistics L.P.
6.88%, 5/15/23	50,000	51,125

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

March 31, 2019

Investments	Principal Amount	Value
Peabody Energy Corp.
6.00%, 3/31/22(a)	$35,000	$35,394
6.38%, 3/31/25(a)	50,000	48,825
Pilgrim’s Pride Corp.
5.75%, 3/15/25(a)	50,000	50,750
5.88%, 9/30/27(a)	102,000	103,020
Pitney Bowes, Inc.
3.88%, 10/1/21	46,000	45,646
4.63%, 3/15/24(b)	50,000	46,625
Post Holdings, Inc.
5.00%, 8/15/26(a)	41,000	40,026
5.75%, 3/1/27(a)	100,000	100,875
5.63%, 1/15/28(a)	50,000	49,813
PulteGroup, Inc.
5.50%, 3/1/26	50,000	51,687
5.00%, 1/15/27	75,000	74,719
Rayonier AM Products, Inc.
5.50%, 6/1/24(a)	50,000	47,125
RBS Global, Inc.
4.88%, 12/15/25(a)	50,000	49,625
Realogy Group LLC
4.88%, 6/1/23(a)(b)	164,000	153,750
SBA Communications Corp.
4.88%, 9/1/24	55,000	55,773
Scientific Games International, Inc.
10.00%, 12/1/22	58,000	61,167
5.00%, 10/15/25(a)	106,000	104,145
Sinclair Television Group, Inc.
5.63%, 8/1/24(a)	50,000	50,563
Sirius XM Radio, Inc.
6.00%, 7/15/24(a)	115,000	119,600
5.38%, 7/15/26(a)	50,000	51,265
Six Flags Entertainment Corp.
4.88%, 7/31/24(a)	95,000	94,109
Springleaf Finance Corp.
7.75%, 10/1/21	60,000	64,875
5.63%, 3/15/23	37,000	37,601
6.88%, 3/15/25	50,000	51,687
7.13%, 3/15/26	103,000	105,059
Steel Dynamics, Inc.
5.13%, 10/1/21	101,000	102,010
Suburban Propane Partners L.P.
5.50%, 6/1/24	50,000	48,955
SunCoke Energy Partners L.P.
7.50%, 6/15/25(a)	50,000	50,750
Symantec Corp.
5.00%, 4/15/25(a)	50,000	50,122
T-Mobile USA, Inc.
6.00%, 3/1/23	89,000	91,670
6.50%, 1/15/24	100,000	104,125
6.00%, 4/15/24	35,000	36,444
5.13%, 4/15/25	50,000	51,375
Tallgrass Energy Partners L.P.
5.50%, 9/15/24(a)	35,000	36,050
5.50%, 1/15/28(a)	50,000	50,390
Teleflex, Inc.
4.63%, 11/15/27	50,000	49,782
Tenet Healthcare Corp.
4.38%, 10/1/21	34,000	34,762
6.75%, 6/15/23	200,000	206,750
5.13%, 5/1/25	50,000	50,378
Tenneco, Inc.
5.00%, 7/15/26	174,000	140,070
TransDigm, Inc.
6.00%, 7/15/22	18,000	18,338
6.50%, 7/15/24	50,000	51,562
6.50%, 5/15/25	10,000	10,189
6.38%, 6/15/26	75,000	74,520
Transocean, Inc.
7.50%, 1/15/26(a)	155,000	153,837
TreeHouse Foods, Inc.
6.00%, 2/15/24(a)	69,000	71,846
Tribune Media Co.
5.88%, 7/15/22	19,000	19,487
United Rentals North America, Inc.
4.63%, 10/15/25	50,000	49,500
5.88%, 9/15/26	90,000	93,375
4.88%, 1/15/28	108,000	105,322
United States Steel Corp.
6.88%, 8/15/25	100,000	97,750
6.25%, 3/15/26	113,000	105,796
Uniti Group L.P.
6.00%, 4/15/23(a)	108,000	102,632
US Concrete, Inc.
6.38%, 6/1/24	50,000	50,875
Vector Group Ltd.
6.13%, 2/1/25(a)	117,000	104,458
VeriSign, Inc.
5.25%, 4/1/25	50,000	52,562
4.75%, 7/15/27	37,000	37,143
VFH Parent LLC
6.75%, 6/15/22(a)	50,000	51,691
WellCare Health Plans, Inc.
5.25%, 4/1/25	50,000	51,937
WESCO Distribution, Inc.
5.38%, 12/15/21	50,000	50,687
Western Digital Corp.
4.75%, 2/15/26	210,000	201,075
Wynn Las Vegas LLC
4.25%, 5/30/23(a)	75,000	73,969
5.50%, 3/1/25(a)	106,000	104,940
XPO Logistics, Inc.
6.13%, 9/1/23(a)(b)	50,000	50,563
Zayo Group LLC
5.75%, 1/15/27(a)	150,000	150,045

TOTAL CORPORATE BONDS (Cost: $14,653,961)		14,788,192

FOREIGN CORPORATE BOND - 0.3%

United Kingdom - 0.3%
Avon International Operations, Inc.
7.88%, 8/15/22(a)
(Cost: $51,378)	50,000	52,062

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (WFHY)

March 31, 2019

Investments	Shares	Value
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 5.8%

United States - 5.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.46%(c) (Cost: $875,620)(d)	875,620	$875,620

TOTAL INVESTMENTS IN SECURITIES - 103.3% (Cost: $15,580,959)		15,715,874
Other Assets less Liabilities - (3.3)%		(498,193)

NET ASSETS - 100.0%		$15,217,681

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at March 31, 2019 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of March 31, 2019.
(d)

At March 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $845,721 and the total market value of the collateral held by the Fund was $875,620.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

March 31, 2019

Investments	Principal Amount	Value
CORPORATE BONDS - 94.4%

United States - 94.4%
Abbott Laboratories
2.90%, 11/30/21	$30,000	$30,139
AbbVie, Inc.
2.85%, 5/14/23	51,000	50,474
Altria Group, Inc.
4.00%, 1/31/24	16,000	16,520
American Express Co.
2.50%, 8/1/22	39,000	38,562
American Honda Finance Corp.
2.45%, 9/24/20	49,000	48,838
American International Group, Inc.
3.38%, 8/15/20	48,000	48,491
3.30%, 3/1/21	86,000	86,569
Amgen, Inc.
3.88%, 11/15/21	47,000	48,282
Analog Devices, Inc.
2.50%, 12/5/21	10,000	9,912
Anthem, Inc.
3.13%, 5/15/22	24,000	24,209
Apple, Inc.
2.25%, 2/23/21	63,000	62,797
AT&T, Inc.
3.00%, 2/15/22	101,000	101,443
3.60%, 2/17/23	29,000	29,577
Bank of America Corp.
5.70%, 1/24/22	53,000	57,075
3.30%, 1/11/23	23,000	23,305
Bank of New York Mellon Corp. (The)
2.05%, 5/3/21	114,000	112,566
Baxter International, Inc.
1.70%, 8/15/21	22,000	21,422
BB&T Corp.
5.25%, 11/1/19	46,000	46,627
Block Financial LLC
5.50%, 11/1/22	11,000	11,586
BP Capital Markets America, Inc.
3.79%, 2/6/24	21,000	21,805
Broadcom Corp.
2.65%, 1/15/23	36,000	35,067
Burlington Northern Santa Fe LLC
3.45%, 9/15/21	34,000	34,602
Campbell Soup Co.
3.65%, 3/15/23	23,000	23,336
Capital One Financial Corp.
4.75%, 7/15/21	59,000	61,562
Cardinal Health, Inc.
1.95%, 6/14/19	62,000	61,892
CBS Corp.
2.50%, 2/15/23	28,000	27,341
Celgene Corp.
2.88%, 8/15/20	52,000	52,045
3.25%, 2/20/23	13,000	13,115
Chevron Corp.
1.96%, 3/3/20	25,000	24,842
Cisco Systems, Inc.
2.60%, 2/28/23	17,000	17,116
Citigroup, Inc.
2.65%, 10/26/20	96,000	95,796
2.70%, 3/30/21	23,000	22,989
2.75%, 4/25/22	34,000	33,872
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/22	14,000	17,204
Comcast Corp.
2.75%, 3/1/23	29,000	28,968
Conagra Brands, Inc.
3.20%, 1/25/23	14,000	14,013
Consolidated Edison, Inc.
2.00%, 5/15/21	75,000	73,869
Constellation Brands, Inc.
3.75%, 5/1/21	50,000	50,838
Continental Resources, Inc.
4.50%, 4/15/23	20,000	20,722
CVS Health Corp.
2.80%, 7/20/20	120,000	119,876
3.70%, 3/9/23	45,000	45,749
Discover Financial Services
3.85%, 11/21/22	17,000	17,424
Dominion Energy, Inc.
2.58%, 7/1/20	49,000	48,739
Dow Chemical Co. (The)
4.25%, 11/15/20	79,000	80,525
Duke Energy Corp.
2.40%, 8/15/22	32,000	31,641
eBay, Inc.
2.60%, 7/15/22	22,000	21,704
Edison International
2.13%, 4/15/20	11,000	10,918
Enterprise Products Operating LLC
3.90%, 2/15/24	22,000	22,852
Exelon Corp.
3.50%, 6/1/22	44,000	44,468
Express Scripts Holding Co.
2.60%, 11/30/20	31,000	30,879
3.00%, 7/15/23	23,000	22,873
Exxon Mobil Corp.
2.73%, 3/1/23	25,000	25,185
Fifth Third Bancorp
2.60%, 6/15/22	36,000	35,774
General Dynamics Corp.
2.25%, 11/15/22	19,000	18,816
General Mills, Inc.
2.60%, 10/12/22	25,000	24,720
General Motors Financial Co., Inc.
3.45%, 1/14/22	64,000	64,042
3.70%, 5/9/23	67,000	66,683
Gilead Sciences, Inc.
4.40%, 12/1/21	35,000	36,384
Hartford Financial Services Group, Inc. (The)
5.50%, 3/30/20	25,000	25,651
Hewlett Packard Enterprise Co.
3.60%, 10/15/20	46,000	46,417
HP, Inc.
4.30%, 6/1/21	36,000	37,011
HSBC USA, Inc.
2.35%, 3/5/20	100,000	99,736

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

March 31, 2019

Investments	Principal Amount	Value
Huntington Bancshares, Inc.
3.15%, 3/14/21	$29,000	$29,252
Interpublic Group of Cos., Inc. (The)
4.20%, 4/15/24	21,000	21,613
JPMorgan Chase & Co.
2.75%, 6/23/20	128,000	128,089
4.40%, 7/22/20	71,000	72,607
2.97%, 1/15/23	25,000	25,004
KeyCorp
5.10%, 3/24/21	27,000	28,181
Kimco Realty Corp.
3.13%, 6/1/23	19,000	18,843
Kraft Heinz Foods Co.
2.80%, 7/2/20	39,000	38,958
3.50%, 7/15/22	29,000	29,288
Kroger Co. (The)
3.40%, 4/15/22	26,000	26,353
Laboratory Corp. of America Holdings
3.20%, 2/1/22	26,000	26,201
Lockheed Martin Corp.
2.50%, 11/23/20	155,000	154,582
Macy’s Retail Holdings, Inc.
2.88%, 2/15/23(a)	28,000	27,122
Marriott International, Inc.
2.30%, 1/15/22	27,000	26,551
Marsh & McLennan Cos., Inc.
3.88%, 3/15/24	21,000	21,793
McDonald’s Corp.
2.63%, 1/15/22	31,000	30,952
McKesson Corp.
2.85%, 3/15/23	13,000	12,862
Medtronic, Inc.
3.15%, 3/15/22	26,000	26,425
Molson Coors Brewing Co.
2.10%, 7/15/21	15,000	14,722
Morgan Stanley
5.50%, 7/28/21	81,000	85,738
2.75%, 5/19/22	40,000	39,777
3.13%, 1/23/23	62,000	62,225
MPLX L.P.
4.50%, 7/15/23	29,000	30,417
NBCUniversal Media LLC
4.38%, 4/1/21	41,000	42,370
Newell Brands, Inc.
3.85%, 4/1/23	23,000	22,756
Northrop Grumman Corp.
2.55%, 10/15/22	23,000	22,759
NVIDIA Corp.
2.20%, 9/16/21	15,000	14,804
Omnicom Group, Inc.
4.45%, 8/15/20	40,000	40,888
Oracle Corp.
3.88%, 7/15/20	26,000	26,463
3.63%, 7/15/23	22,000	22,838
PepsiCo, Inc.
2.75%, 3/1/23	25,000	25,314
Philip Morris International, Inc.
2.38%, 8/17/22	21,000	20,738
Phillips 66
4.30%, 4/1/22	16,000	16,697
Public Service Enterprise Group, Inc.
2.65%, 11/15/22	25,000	24,803
Republic Services, Inc.
3.55%, 6/1/22	25,000	25,566
Reynolds American, Inc.
4.00%, 6/12/22	26,000	26,567
Roper Technologies, Inc.
3.13%, 11/15/22	10,000	10,047
Santander Holdings USA, Inc.
3.40%, 1/18/23	25,000	25,000
Sempra Energy
2.90%, 2/1/23	32,000	31,548
Sherwin-Williams Co. (The)
2.25%, 5/15/20	24,000	23,862
Starbucks Corp.
3.10%, 3/1/23	13,000	13,140
Synchrony Financial
2.70%, 2/3/20	95,000	94,893
Tech Data Corp.
3.70%, 2/15/22	30,000	30,210
Thermo Fisher Scientific, Inc.
3.30%, 2/15/22	39,000	39,520
Toyota Motor Credit Corp.
3.30%, 1/12/22	36,000	36,660
TWDC Enterprises 18 Corp.
2.35%, 12/1/22	26,000	25,728
United Parcel Service, Inc.
3.13%, 1/15/21	73,000	73,879
United Technologies Corp.
3.10%, 6/1/22	27,000	27,186
3.65%, 8/16/23	33,000	33,892
UnitedHealth Group, Inc.
1.95%, 10/15/20	39,000	38,596
Verizon Communications, Inc.
3.50%, 11/1/21	11,000	11,228
Viacom, Inc.
4.50%, 3/1/21	45,000	46,176
Walgreens Boots Alliance, Inc.
2.70%, 11/18/19	97,000	96,936
Walmart, Inc.
3.40%, 6/26/23	22,000	22,665
Wells Fargo & Co.
2.15%, 1/30/20, Series N	40,000	39,819
2.55%, 12/7/20	35,000	34,900
4.60%, 4/1/21	64,000	66,130

TOTAL CORPORATE BONDS (Cost: $4,700,407)		4,709,588

FOREIGN CORPORATE BONDS - 3.1%

Germany - 2.7%
Deutsche Bank AG
2.70%, 7/13/20	36,000	35,632
4.25%, 10/14/21	100,000	100,495

Total Germany		136,127

Switzerland - 0.4%
Novartis Capital Corp.
2.40%, 5/17/22	20,000	19,936

TOTAL FOREIGN CORPORATE BONDS (Cost: $154,635)		156,063

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (SFIG)

March 31, 2019

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 0.8%

U.S. Treasury Note - 0.8%
U.S. Treasury Note
2.63%, 8/31/20
(Cost: $40,895)	$41,000	$41,140

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 0.5%

United States - 0.5%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.46%(b) (Cost: $24,813)(c)	24,813	24,813

TOTAL INVESTMENTS IN SECURITIES - 98.8% (Cost: $4,920,750)		4,931,604
Other Assets less Liabilities - 1.2%		59,996

NET ASSETS - 100.0%		$4,991,600

(a)	Security, or portion thereof, was on loan at March 31, 2019 (See Note 2).
(b)	Rate shown represents annualized 7-day yield as of March 31, 2019.
(c)

At March 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $24,216 and the total market value of the collateral held by the Fund was $24,813.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

March 31, 2019

Investments	Principal Amount	Value
CORPORATE BONDS - 96.1%

United States - 96.1%
Acadia Healthcare Co., Inc.
5.63%, 2/15/23	$150,000	$151,687
ADT Security Corp. (The)
6.25%, 10/15/21	125,000	131,756
4.13%, 6/15/23	67,000	64,789
AES Corp.
4.88%, 5/15/23	100,000	101,625
American Axle & Manufacturing, Inc.
6.63%, 10/15/22	190,000	194,987
Archrock Partners L.P.
6.00%, 4/1/21	150,000	149,934
Arconic, Inc.
5.40%, 4/15/21	190,000	196,021
B&G Foods, Inc.
4.63%, 6/1/21	50,000	50,063
Berry Global, Inc.
5.50%, 5/15/22	192,000	195,600
Cablevision Systems Corp.
5.88%, 9/15/22	193,000	202,167
California Resources Corp.
8.00%, 12/15/22(a)(b)	100,000	78,780
CCO Holdings LLC
5.25%, 3/15/21	121,000	121,606
5.13%, 2/15/23	45,000	45,900
4.00%, 3/1/23(a)	155,000	155,240
Centene Corp.
5.63%, 2/15/21	307,000	311,989
CenturyLink, Inc.
5.80%, 3/15/22, Series T	193,000	197,584
Chemours Co. (The)
6.63%, 5/15/23	75,000	77,819
Clean Harbors, Inc.
5.13%, 6/1/21	316,000	317,580
Cogent Communications Group, Inc.
5.38%, 3/1/22(a)	147,000	151,042
CommScope, Inc.
5.00%, 6/15/21(a)	50,000	50,150
Community Health Systems, Inc.
5.13%, 8/1/21(b)	199,000	196,632
6.25%, 3/31/23	177,000	167,203
Consolidated Communications, Inc.
6.50%, 10/1/22	206,000	185,400
Crestwood Midstream Partners L.P.
6.25%, 4/1/23	170,000	175,100
Crown Americas LLC
4.50%, 1/15/23	50,000	50,625
CSC Holdings LLC
6.75%, 11/15/21	116,000	124,265
DaVita, Inc.
5.75%, 8/15/22	50,000	51,063
DCP Midstream Operating L.P.
3.88%, 3/15/23	50,000	49,875
Dell International LLC
5.88%, 6/15/21(a)	149,000	151,851
Denbury Resources, Inc.
9.00%, 5/15/21(a)	50,000	48,875
9.25%, 3/31/22(a)	142,000	137,740
Diamond Resorts International, Inc.
7.75%, 9/1/23(a)(b)	121,000	121,454
DISH DBS Corp.
5.13%, 5/1/20	50,000	50,438
5.88%, 7/15/22	198,000	192,367
5.00%, 3/15/23	138,000	124,718
DPL, Inc.
7.25%, 10/15/21	2,000	2,157
Edgewell Personal Care Co.
4.70%, 5/24/22	24,000	24,210
EMC Corp.
3.38%, 6/1/23	181,000	175,739
Endo Finance LLC
5.75%, 1/15/22(a)	213,000	203,149
5.38%, 1/15/23(a)	153,000	126,225
Ferrellgas L.P.
6.75%, 1/15/22(b)	145,000	127,237
First Data Corp.
5.38%, 8/15/23(a)	119,000	121,826
Forum Energy Technologies, Inc.
6.25%, 10/1/21	125,000	111,250
Freeport-McMoRan, Inc.
3.55%, 3/1/22	126,000	124,897
3.88%, 3/15/23	201,000	198,610
Frontier Communications Corp.
8.75%, 4/15/22	50,000	35,750
10.50%, 9/15/22	100,000	76,750
7.13%, 1/15/23	215,000	131,150
Gap, Inc. (The)
5.95%, 4/12/21	50,000	52,035
Genworth Holdings, Inc.
4.90%, 8/15/23	140,000	118,650
Global Partners L.P.
6.25%, 7/15/22	279,000	276,907
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/23(b)	125,000	125,156
Griffon Corp.
5.25%, 3/1/22	327,000	322,912
HCA Healthcare, Inc.
6.25%, 2/15/21	69,000	72,681
HCA, Inc.
7.50%, 2/15/22	30,000	33,159
5.88%, 3/15/22	115,000	123,455
Hill-Rom Holdings, Inc.
5.75%, 9/1/23(a)	50,000	51,750
Hughes Satellite Systems Corp.
7.63%, 6/15/21	53,000	57,108
6.63%, 8/1/26	50,000	49,125
Huntsman International LLC
5.13%, 11/15/22	70,000	73,325
IQVIA, Inc.
4.88%, 5/15/23(a)	50,000	51,130
JBS USA LUX S.A.
7.25%, 6/1/21(a)	50,000	50,600
L Brands, Inc.
5.63%, 10/15/23(b)	123,000	126,229
Level 3 Financing, Inc.
5.38%, 8/15/22	122,000	122,915

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

March 31, 2019

Investments	Principal Amount	Value
5.63%, 2/1/23	$145,000	$146,994
Level 3 Parent LLC
5.75%, 12/1/22	49,000	49,627
Martin Midstream Partners L.P.
7.25%, 2/15/21	274,000	267,150
Men’s Wearhouse, Inc. (The)
7.00%, 7/1/22(b)	192,000	190,080
MGM Resorts International
6.00%, 3/15/23	200,000	211,500
Molina Healthcare, Inc.
5.38%, 11/15/22	194,000	202,121
Murphy Oil USA, Inc.
6.00%, 8/15/23	153,000	157,399
National CineMedia LLC
6.00%, 4/15/22	2,000	2,030
Navient Corp.
6.50%, 6/15/22	199,000	207,893
5.50%, 1/25/23	103,000	103,515
7.25%, 9/25/23	22,000	23,320
NCR Corp.
5.00%, 7/15/22	323,000	323,807
Newmark Group, Inc.
6.13%, 11/15/23	123,000	126,883
Nielsen Finance LLC
5.00%, 4/15/22(a)	197,000	195,522
PBF Holding Co. LLC
7.00%, 11/15/23	120,000	124,020
PBF Logistics L.P.
6.88%, 5/15/23	160,000	163,600
Peabody Energy Corp.
6.00%, 3/31/22(a)	181,000	183,036
Pitney Bowes, Inc.
3.88%, 10/1/21	49,000	48,623
4.38%, 5/15/22(b)	131,000	126,087
4.70%, 4/1/23	162,000	155,115
Plantronics, Inc.
5.50%, 5/31/23(a)	50,000	50,375
Realogy Group LLC
4.88%, 6/1/23(a)(b)	134,000	125,625
Rite Aid Corp.
6.13%, 4/1/23(a)	25,000	20,719
RR Donnelley & Sons Co.
7.88%, 3/15/21	16,000	16,500
Sabre GLBL, Inc.
5.38%, 4/15/23(a)	75,000	77,244
Scientific Games International, Inc.
10.00%, 12/1/22	101,000	106,515
Sealed Air Corp.
4.88%, 12/1/22(a)	193,000	199,898
Select Medical Corp.
6.38%, 6/1/21	50,000	50,250
Service Corp. International
5.38%, 1/15/22	57,000	57,684
SESI LLC
7.13%, 12/15/21	50,000	45,063
Sirius XM Radio, Inc.
3.88%, 8/1/22(a)	72,000	71,820
4.63%, 5/15/23(a)	20,000	20,325
Spectrum Brands, Inc.
6.63%, 11/15/22	59,000	60,505
Springleaf Finance Corp.
6.13%, 5/15/22	313,000	325,520
Steel Dynamics, Inc.
5.13%, 10/1/21	46,000	46,460
5.25%, 4/15/23	85,000	86,700
T-Mobile USA, Inc.
4.00%, 4/15/22(b)	150,000	152,062
Taylor Morrison Communities, Inc.
5.25%, 4/15/21(a)	50,000	50,140
TEGNA, Inc.
6.38%, 10/15/23	75,000	77,813
Tenet Healthcare Corp.
6.00%, 10/1/20	50,000	52,000
4.38%, 10/1/21	38,000	38,851
8.13%, 4/1/22	150,000	161,940
Titan International, Inc.
6.50%, 11/30/23	134,000	124,118
Toll Brothers Finance Corp.
5.88%, 2/15/22	76,000	80,237
4.38%, 4/15/23	125,000	125,781
TransDigm, Inc.
6.00%, 7/15/22	312,000	317,850
Tribune Media Co.
5.88%, 7/15/22	50,000	51,281
Triumph Group, Inc.
4.88%, 4/1/21	341,000	334,180
Univar USA, Inc.
6.75%, 7/15/23(a)(b)	120,000	123,240
Vista Outdoor, Inc.
5.88%, 10/1/23	131,000	122,485
Wynn Las Vegas LLC
4.25%, 5/30/23(a)	50,000	49,313
XPO Logistics, Inc.
6.13%, 9/1/23(a)	119,000	120,339
Zayo Group LLC
6.00%, 4/1/23	194,000	197,396

TOTAL CORPORATE BONDS (Cost: $14,392,878)		14,488,563

FOREIGN CORPORATE BONDS - 1.5%

Israel - 0.2%
Teva Pharmaceutical Finance IV LLC
2.25%, 3/18/20	30,000	29,530

United Kingdom - 1.3%
Avon International Operations, Inc.
7.88%, 8/15/22(a)	191,000	198,879

TOTAL FOREIGN CORPORATE BONDS (Cost: $225,042)		228,409

	Shares
INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 7.8%

United States - 7.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.46%(c) (Cost: $1,175,068)(d)	1,175,068	1,175,068

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (SFHY)

March 31, 2019

Investments	Value
TOTAL INVESTMENTS IN SECURITIES - 105.4% (Cost: $15,792,988)	$15,892,040
Other Assets less Liabilities - (5.4)%	(808,487)

NET ASSETS - 100.0%	$15,083,553

(a)

This security is exempt from registration under rule 144A of the Securities Act of 1933. This security may be sold in transactions that are exempt from registration, normally to qualified institutional buyers.

(b)	Security, or portion thereof, was on loan at March 31, 2019 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of March 31, 2019.
(d)

At March 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $1,138,123 and the total market value of the collateral held by the Fund was $1,175,068.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

March 31, 2019

Investments	Principal Amount	Value
U.S. GOVERNMENT OBLIGATIONS - 101.1%

U.S. Treasury Bills - 101.1%
U.S. Treasury Bills
2.42%, 5/2/19*	$1,108,000	$1,105,764
2.45%, 5/7/19*	478,000	476,862
2.42%, 5/9/19*	1,149,000	1,146,138
2.40%, 5/14/19*	478,000	476,652
2.42%, 5/16/19*	1,149,000	1,145,614
2.39%, 5/21/19*	479,000	477,461
2.43%, 5/23/19*	1,463,000	1,458,055
2.40%, 5/30/19*	1,149,000	1,144,579
2.39%, 6/6/19*	1,148,000	1,143,043
2.39%, 6/13/19*	1,149,000	1,143,504
2.39%, 6/20/19*	1,504,000	1,496,116
2.39%, 6/27/19*	492,000	489,215

TOTAL INVESTMENTS IN SECURITIES - 101.1% (Cost: $11,702,934)		11,703,003
Other Assets less Liabilities - (1.1)%		(131,748)

NET ASSETS - 100.0%		$11,571,255

*	Interest rate shown reflects the yield to maturity at the time of purchase.

FINANCIAL DERIVATIVE INSTRUMENTS

TOTAL RETURN SWAPS - SHORT EXPOSURE TO REFERENCE ENTITY (OTC - OVER THE COUNTER)

Fund Pays Total Return of Reference Entity	Fund Receives Variable Rate (per annum)	Counterparty	Termination Date	Notional Value	Upfront Premiums Paid	Upfront Premiums Received	Unrealized Appreciation	Unrealized Depreciation
S&P 500 Index	2.78% (1-Month London Interbank Offered Rate plus 0.30%), Monthly	Bank of America Merrill Lynch	6/4/19	$645,748	$—	$—	$—	$(9,039)
S&P 500 Index	2.73% (1-Month London Interbank Offered Rate plus 0.25%), Monthly	Bank of America Merrill Lynch	9/4/19	345,532	—	—	—	(4,850)
S&P 500 Index	2.79% (1-Month London Interbank Offered Rate plus 0.31%), Monthly	Bank of America Merrill Lynch	10/2/19	962,958	—	—	—	(13,473)
S&P 500 Index	2.59% (1-Month London Interbank Offered Rate plus 0.11%), Monthly	Bank of America Merrill Lynch	1/3/20	135,947	—	—	—	(1,923)
S&P 500 Index	2.70% (1-Month London Interbank Offered Rate plus 0.22%), Monthly	Bank of America Merrill Lynch	3/3/20	277,559	—	—	—	(3,915)
S&P 500 Index	2.73% (1-Month London Interbank Offered Rate plus 0.25%), Monthly	Citigroup	4/2/19	181,263	—	—	—	(2,544)
S&P 500 Index	2.88% (1-Month London Interbank Offered Rate plus 0.40%), Monthly	Citigroup	10/2/19	974,287	—	—	—	(13,567)
S&P 500 Index	2.64% (1-Month London Interbank Offered Rate plus 0.16%), Monthly	Citigroup	3/3/20	1,206,530	—	—	—	(17,027)
S&P 500 Index	2.84% (1-Month London Interbank Offered Rate plus 0.36%), Monthly	Goldman Sachs	9/4/19	175,598	—	—	—	(2,450)
S&P 500 Index	2.86% (1-Month London Interbank Offered Rate plus 0.38%), Monthly	Goldman Sachs	10/2/19	974,287	—	—	—	(13,581)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Bearish U.S. Equity Fund (DYB)

March 31, 2019

S&P 500 Index	2.63% (1-Month London Interbank Offered Rate plus 0.15%), Monthly	Goldman Sachs	3/3/20	1,212,195	—	—	—	(17,103)
S&P 500 Index	2.78% (1-Month London Interbank Offered Rate plus 0.30%), Monthly	Morgan Stanley & Co.	9/4/19	118,954	—	—	—	(1,665)
S&P 500 Index	2.88% (1-Month London Interbank Offered Rate plus 0.40%), Monthly	Morgan Stanley & Co.	10/2/19	962,958	—	—	—	(13,409)
S&P 500 Index	2.83% (1-Month London Interbank Offered Rate plus 0.35%), Monthly	Morgan Stanley & Co.	10/2/19	1,013,938	—	—	—	(14,156)
S&P 500 Index	2.59% (1-Month London Interbank Offered Rate plus 0.11%), Monthly	Morgan Stanley & Co.	3/3/20	277,559	—	—	—	(3,938)
S&P 500 Index	2.93% (1-Month London Interbank Offered Rate plus 0.45%), Monthly	Royal Bank of Canada	11/4/19	889,320	—	—	—	(12,351)
S&P 500 Index	2.58% (1-Month London Interbank Offered Rate plus 0.10%), Monthly	Royal Bank of Canada	1/3/20	226,578	—	—	—	(3,205)
S&P 500 Index	2.64% (1-Month London Interbank Offered Rate plus 0.16%), Monthly	Royal Bank of Canada	3/3/20	1,246,181	—	—	—	(17,819)

				$11,827,392	$—	$—	$—	$(166,015)

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

March 31, 2019

Investments	Shares	Value
COMMON STOCKS - 100.9%

United States - 100.9%

Aerospace & Defense - 3.4%
Boeing Co. (The)	2,098	$800,219
Harris Corp.	9,012	1,439,307
Lockheed Martin Corp.	3,915	1,175,126

Total Aerospace & Defense		3,414,652

Air Freight & Logistics - 2.4%
C.H. Robinson Worldwide, Inc.	18,112	1,575,563
United Parcel Service, Inc. Class B	7,880	880,511

Total Air Freight & Logistics		2,456,074

Banks - 0.8%
BankUnited, Inc.	25,116	838,874

Beverages - 0.5%
Brown-Forman Corp. Class B	10,014	528,539

Biotechnology - 1.5%
Celgene Corp.*	6,792	640,757
United Therapeutics Corp.*	7,599	891,895

Total Biotechnology		1,532,652

Capital Markets - 0.5%
Affiliated Managers Group, Inc.	5,179	554,723

Chemicals - 0.6%
Chemours Co. (The)	15,160	563,346

Communications Equipment - 0.8%
Lumentum Holdings, Inc.*	14,467	817,964

Consumer Finance - 0.6%
Santander Consumer USA Holdings, Inc.	28,003	591,703

Diversified Consumer Services - 1.1%
H&R Block, Inc.	44,867	1,074,116

Diversified Financial Services - 1.6%
Berkshire Hathaway, Inc. Class B*	7,846	1,576,183

Diversified Telecommunication Services - 1.8%
AT&T, Inc.	24,059	754,490
Verizon Communications, Inc.	18,787	1,110,875

Total Diversified Telecommunication Services		1,865,365

Electric Utilities - 2.7%
PPL Corp.	20,245	642,576
Southern Co. (The)	41,490	2,144,203

Total Electric Utilities		2,786,779

Electronic Equipment, Instruments & Components - 1.2%
Coherent, Inc.*	3,305	468,385
Zebra Technologies Corp. Class A*	3,502	733,774

Total Electronic Equipment, Instruments & Components		1,202,159

Energy Equipment & Services - 1.6%
RPC, Inc.	138,963	1,585,568

Equity Real Estate Investment Trusts (REITs) - 2.5%
Medical Properties Trust, Inc.	89,061	1,648,519
Senior Housing Properties Trust	71,238	839,184

Total Equity Real Estate Investment Trusts (REITs)		2,487,703

Food Products - 3.3%
Cal-Maine Foods, Inc.	34,258	1,528,935
Hormel Foods Corp.	40,399	1,808,259

Total Food Products		3,337,194

Health Care Equipment & Supplies - 1.3%
Integer Holdings Corp.*	5,000	377,100
Zimmer Biomet Holdings, Inc.	7,624	973,585

Total Health Care Equipment & Supplies		1,350,685

Health Care Providers & Services - 8.5%
Anthem, Inc.	4,756	1,364,877
Encompass Health Corp.	16,888	986,259
HCA Healthcare, Inc.	7,924	1,033,131
Laboratory Corp. of America Holdings*	8,596	1,315,016
MEDNAX, Inc.*	31,760	862,919
Quest Diagnostics, Inc.	16,060	1,444,116
Select Medical Holdings Corp.*	31,400	442,426
Universal Health Services, Inc. Class B	8,335	1,114,973

Total Health Care Providers & Services		8,563,717

Hotels, Restaurants & Leisure - 4.9%
Cracker Barrel Old Country Store, Inc.	6,695	1,081,979
Las Vegas Sands Corp.	12,813	781,081
Starbucks Corp.	30,357	2,256,739
Wendy’s Co. (The)	49,861	892,013

Total Hotels, Restaurants & Leisure		5,011,812

Household Products - 2.7%
Clorox Co. (The)	3,277	525,828
Colgate-Palmolive Co.	7,163	490,952
Spectrum Brands Holdings, Inc.	10,077	552,018
WD-40 Co.	6,596	1,117,626

Total Household Products		2,686,424

Independent Power & Renewable Electricity Producers - 0.3%
Clearway Energy, Inc. Class C	21,798	329,368

Insurance - 8.4%
Allstate Corp. (The)	23,119	2,177,347
American Equity Investment Life Holding Co.	13,097	353,881

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

March 31, 2019

Investments	Shares	Value
First American Financial Corp.	22,671	$1,167,556
Lincoln National Corp.	8,627	506,405
Principal Financial Group, Inc.	15,007	753,201
Prudential Financial, Inc.	7,969	732,192
Reinsurance Group of America, Inc.	10,570	1,500,729
Torchmark Corp.	15,806	1,295,302

Total Insurance		8,486,613

Interactive Media & Services - 1.9%
Facebook, Inc. Class A*	11,462	1,910,601

Internet & Direct Marketing Retail - 0.9%
GrubHub, Inc.*	6,645	461,628
Stamps.com, Inc.*	5,931	482,843

Total Internet & Direct Marketing Retail		944,471

IT Services - 7.9%
DXC Technology Co.	8,623	554,545
Jack Henry & Associates, Inc.	11,914	1,652,948
MAXIMUS, Inc.	22,681	1,609,897
Paychex, Inc.	15,147	1,214,790
Total System Services, Inc.	10,752	1,021,548
Visa, Inc. Class A	12,454	1,945,190

Total IT Services		7,998,918

Life Sciences Tools & Services - 2.4%
Bio-Rad Laboratories, Inc. Class A*	3,648	1,115,121
IQVIA Holdings, Inc.*	9,487	1,364,705

Total Life Sciences Tools & Services		2,479,826

Media - 4.8%
Comcast Corp. Class A	23,409	935,892
Omnicom Group, Inc.	32,494	2,371,737
Sinclair Broadcast Group, Inc. Class A	21,077	811,043
TEGNA, Inc.	53,344	752,150

Total Media		4,870,822

Metals & Mining - 0.6%
Freeport-McMoRan, Inc.	45,934	592,089

Multiline Retail - 1.4%
Macy’s, Inc.	31,291	751,922
Nordstrom, Inc.	15,660	694,991

Total Multiline Retail		1,446,913

Oil, Gas & Consumable Fuels - 3.1%
Anadarko Petroleum Corp.	9,691	440,747
Apache Corp.	15,611	541,077
HollyFrontier Corp.	11,580	570,546
Occidental Petroleum Corp.	23,425	1,550,735

Total Oil, Gas & Consumable Fuels		3,103,105

Paper & Forest Products - 1.4%
Louisiana-Pacific Corp.	59,436	1,449,050

Professional Services - 2.6%
Robert Half International, Inc.	9,260	603,382
Verisk Analytics, Inc.	14,905	1,982,365

Total Professional Services		2,585,747

Semiconductors & Semiconductor Equipment - 7.3%
Analog Devices, Inc.	11,660	1,227,448
Cabot Microelectronics Corp.	8,403	940,800
Intel Corp.	30,965	1,662,820
Lam Research Corp.	4,957	887,353
Micron Technology, Inc.*	14,891	615,445
Monolithic Power Systems, Inc.	7,908	1,071,455
NVIDIA Corp.	2,311	414,963
ON Semiconductor Corp.*	29,476	606,321

Total Semiconductors & Semiconductor Equipment		7,426,605

Software - 7.0%
Adobe, Inc.*	4,601	1,226,121
CDK Global, Inc.	28,862	1,697,663
Intuit, Inc.	7,657	2,001,616
Paycom Software, Inc.*	4,031	762,383
Synopsys, Inc.*	12,102	1,393,545

Total Software		7,081,328

Specialty Retail - 1.4%
Best Buy Co., Inc.	10,494	745,704
Lowe’s Cos., Inc.	5,894	645,216

Total Specialty Retail		1,390,920

Technology Hardware, Storage & Peripherals - 1.7%
Apple, Inc.	5,899	1,120,515
HP, Inc.	30,262	587,991

Total Technology Hardware, Storage & Peripherals		1,708,506

Thrifts & Mortgage Finance - 0.6%
MGIC Investment Corp.*	43,402	572,472

Tobacco - 0.4%
Philip Morris International, Inc.	5,010	442,834

Trading Companies & Distributors - 2.5%
Fastenal Co.	12,594	809,920
GATX Corp.	8,639	659,760
MSC Industrial Direct Co., Inc. Class A	12,894	1,066,463

Total Trading Companies & Distributors		2,536,143

TOTAL INVESTMENTS IN SECURITIES - 100.9% (Cost: $98,343,512)		102,182,563
Other Assets less Liabilities - (0.9)%		(893,263)

NET ASSETS - 100.0%		$101,289,300

*	Non-income producing security.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree Dynamic Long/Short U.S. Equity Fund (DYLS)

March 31, 2019

FINANCIAL DERIVATIVE INSTRUMENTS

TOTAL RETURN SWAPS - SHORT EXPOSURE TO REFERENCE ENTITY (OTC - OVER THE COUNTER)

Fund Pays Total Return of Reference Entity	Fund Receives Variable Rate (per annum)	Counterparty	Termination Date	Notional Value	Upfront Premiums Paid	Upfront Premiums Received	Unrealized Appreciation	Unrealized Depreciation
S&P 500 Index	2.67% (1-Month London Interbank Offered Rate plus 0.19%), Monthly	Bank of America Merrill Lynch	3/3/20	$18,386,837	$—	$—	$—	$(259,786)
S&P 500 Index	2.64% (1-Month London Interbank Offered Rate plus 0.16%), Monthly	Citigroup	3/3/20	18,386,837	—	—	—	(260,193)
S&P 500 Index	2.63% (1-Month London Interbank Offered Rate plus 0.15%), Monthly	Goldman Sachs	3/3/20	18,386,837	—	—	—	(259,423)
S&P 500 Index	2.59% (1-Month London Interbank Offered Rate plus 0.11%), Monthly	Morgan Stanley & Co.†	3/3/20	18,386,837	—	—	—	(260,872)
S&P 500 Index	2.64% (1-Month London Interbank Offered Rate plus 0.16%), Monthly	Royal Bank of Canada	3/3/20	18,381,173	—	—	—	(262,831)
S&P 500 Index	2.48% (1-Month London Interbank Offered Rate plus 0.0%), Monthly	UBS AG	3/5/20	11,895,366	—	—	—	(169,634)

				$103,823,887	$—	$—	$—	$(1,472,739)

†	As of March 31, 2019, the Fund posted cash collateral of $410,000 with the counterparty, Morgan Stanley & Co., for swap contracts.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

March 31, 2019

Investments	Shares	Value
COMMON STOCKS - 89.5%

Argentina - 0.1%

Internet & Direct Marketing Retail - 0.1%
MercadoLibre, Inc.*	6	$3,046

China - 0.1%

Hotels, Restaurants & Leisure - 0.1%
Yum China Holdings, Inc.	70	3,144

Israel - 0.1%

Software - 0.1%
Check Point Software Technologies Ltd.*	30	3,795

Netherlands - 0.1%

Semiconductors & Semiconductor Equipment - 0.1%
NXP Semiconductors N.V.	64	5,657

Russia - 0.1%

Interactive Media & Services - 0.1%
Yandex N.V. Class A*	84	2,884

United Kingdom - 0.2%

Beverages - 0.0%
Coca - Cola European Partners PLC	45	2,328

Chemicals - 0.2%
Linde PLC	52	9,148

Energy Equipment & Services - 0.0%
TechnipFMC PLC	86	2,023

Total United Kingdom		13,499

United States - 88.8%

Aerospace & Defense - 2.3%
Arconic, Inc.	84	1,605
Boeing Co. (The)	116	44,245
General Dynamics Corp.	44	7,448
Harris Corp.	18	2,875
Huntington Ingalls Industries, Inc.	7	1,451
L3 Technologies, Inc.	14	2,889
Lockheed Martin Corp.	50	15,008
Northrop Grumman Corp.	32	8,627
Raytheon Co.	52	9,468
Textron, Inc.	46	2,330
TransDigm Group, Inc.*	8	3,632
United Technologies Corp.	159	20,494

Total Aerospace & Defense		120,072

Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	32	2,784
Expeditors International of Washington, Inc.	30	2,277
FedEx Corp.	44	7,982
United Parcel Service, Inc. Class B	134	14,973
XPO Logistics, Inc.*	20	1,075

Total Air Freight & Logistics		29,091

Airlines - 0.4%
American Airlines Group, Inc.	80	2,541
Delta Air Lines, Inc.	138	7,128
Southwest Airlines Co.	94	4,879
United Continental Holdings, Inc.*	48	3,829

Total Airlines		18,377

Auto Components - 0.1%
Aptiv PLC	50	3,974
Lear Corp.	12	1,629

Total Auto Components		5,603

Automobiles - 0.4%
Ford Motor Co.	746	6,550
General Motors Co.	242	8,978
Tesla, Inc.*	20	5,597

Total Automobiles		21,125

Banks - 5.0%
Bank of America Corp.	1,988	54,849
BB&T Corp.	150	6,980
Citigroup, Inc.	500	31,110
Citizens Financial Group, Inc.	108	3,510
Comerica, Inc.	40	2,933
Fifth Third Bancorp	156	3,934
Huntington Bancshares, Inc.	258	3,271
JPMorgan Chase & Co.	662	67,014
KeyCorp	264	4,158
M&T Bank Corp.	26	4,083
PNC Financial Services Group, Inc. (The)	90	11,039
Regions Financial Corp.	236	3,339
SunTrust Banks, Inc.	84	4,977
SVB Financial Group*	10	2,224
U.S. Bancorp	320	15,421
Wells Fargo & Co.	815	39,381
Zions Bancorp NA	32	1,453

Total Banks		259,676

Beverages - 1.7%
Brown - Forman Corp. Class B	57	3,008
Coca - Cola Co. (The)	788	36,926
Constellation Brands, Inc. Class A	32	5,610
Molson Coors Brewing Co. Class B	30	1,789
Monster Beverage Corp.*	82	4,476
PepsiCo, Inc.	274	33,579

Total Beverages		85,388

Biotechnology - 2.0%
AbbVie, Inc.	268	21,598
Alexion Pharmaceuticals, Inc.*	32	4,326
Amgen, Inc.	118	22,418
Biogen, Inc.*	36	8,510
BioMarin Pharmaceutical, Inc.*	24	2,132

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

March 31, 2019

Investments	Shares	Value
Celgene Corp.*	134	$12,642
Exact Sciences Corp.*	21	1,819
Gilead Sciences, Inc.	252	16,382
Incyte Corp.*	40	3,440
Regeneron Pharmaceuticals, Inc.*	14	5,749
Vertex Pharmaceuticals, Inc.*	36	6,622

Total Biotechnology		105,638

Building Products - 0.2%
Johnson Controls International PLC	212	7,831
Masco Corp.	72	2,831

Total Building Products		10,662

Capital Markets - 2.4%
Ameriprise Financial, Inc.	30	3,843
Bank of New York Mellon Corp. (The)	192	9,683
BlackRock, Inc.	24	10,257
CBOE Global Markets, Inc.	18	1,718
Charles Schwab Corp. (The)	230	9,835
CME Group, Inc.	61	10,039
E*TRADE Financial Corp.	46	2,136
Franklin Resources, Inc.	70	2,320
Goldman Sachs Group, Inc. (The)	76	14,591
Intercontinental Exchange, Inc.	104	7,919
Moody’s Corp.	38	6,881
Morgan Stanley	226	9,537
MSCI, Inc.	22	4,375
Northern Trust Corp.	44	3,978
Raymond James Financial, Inc.	28	2,251
S&P Global, Inc.	50	10,528
State Street Corp.	66	4,343
T. Rowe Price Group, Inc.	44	4,405
TD Ameritrade Holding Corp.	96	4,799

Total Capital Markets		123,438

Chemicals - 1.4%
Air Products & Chemicals, Inc.	42	8,020
Albemarle Corp.	26	2,131
Celanese Corp.	34	3,353
CF Industries Holdings, Inc.	36	1,472
DowDuPont, Inc.	416	22,177
Ecolab, Inc.	53	9,357
FMC Corp.	32	2,458
International Flavors & Fragrances, Inc.	16	2,061
LyondellBasell Industries N.V. Class A	64	5,381
Mosaic Co. (The)	72	1,966
PPG Industries, Inc.	48	5,418
Sherwin - Williams Co. (The)	16	6,891

Total Chemicals		70,685

Commercial Services & Supplies - 0.4%
Cintas Corp.	19	3,840
Copart, Inc.*	96	5,817
Republic Services, Inc.	49	3,938
Waste Management, Inc.	78	8,105

Total Commercial Services & Supplies		21,700

Communications Equipment - 1.1%
Arista Networks, Inc.*	8	2,516
Cisco Systems, Inc.	938	50,642
Juniper Networks, Inc.	60	1,588
Motorola Solutions, Inc.	28	3,932

Total Communications Equipment		58,678

Construction & Engineering - 0.0%
Jacobs Engineering Group, Inc.	20	1,504

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	14	2,816
Vulcan Materials Co.	22	2,605

Total Construction Materials		5,421

Consumer Finance - 0.7%
American Express Co.	166	18,144
Capital One Financial Corp.	86	7,025
Discover Financial Services	78	5,551
Synchrony Financial	148	4,721

Total Consumer Finance		35,441

Containers & Packaging - 0.2%
Ball Corp.	86	4,976
International Paper Co.	118	5,460

Total Containers & Packaging		10,436

Diversified Financial Services - 1.4%
Berkshire Hathaway, Inc. Class B*	360	72,320

Diversified Telecommunication Services - 1.8%
AT&T, Inc.	1,426	44,720
CenturyLink, Inc.	198	2,374
Verizon Communications, Inc.	810	47,895

Total Diversified Telecommunication Services		94,989

Electric Utilities - 1.7%
American Electric Power Co., Inc.	88	7,370
Duke Energy Corp.	134	12,060
Edison International	58	3,591
Entergy Corp.	106	10,137
Evergy, Inc.	48	2,786
Eversource Energy	54	3,831
Exelon Corp.	180	9,024
FirstEnergy Corp.	98	4,078
NextEra Energy, Inc.	84	16,239
PPL Corp.	158	5,015
Southern Co. (The)	176	9,096
Xcel Energy, Inc.	86	4,834

Total Electric Utilities		88,061

Electrical Equipment - 0.4%
AMETEK, Inc.	44	3,651
Eaton Corp. PLC	80	6,445
Emerson Electric Co.	122	8,353

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

March 31, 2019

Investments	Shares	Value
Rockwell Automation, Inc.	24	$4,211

Total Electrical Equipment		22,660

Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp. Class A	45	4,250
Corning, Inc.	162	5,362
TE Connectivity Ltd.	68	5,491
Trimble, Inc.*	46	1,858

Total Electronic Equipment, Instruments & Components		16,961

Energy Equipment & Services - 0.4%
Baker Hughes a GE Co.	61	1,691
Halliburton Co.	170	4,981
National Oilwell Varco, Inc.	66	1,758
Schlumberger Ltd.	266	11,590

Total Energy Equipment & Services		20,020

Entertainment - 1.5%
Activision Blizzard, Inc.	144	6,556
Electronic Arts, Inc.*	54	5,488
Netflix, Inc.*	74	26,386
Take - Two Interactive Software, Inc.*	20	1,887
Walt Disney Co. (The)	341	37,861

Total Entertainment		78,178

Equity Real Estate Investment Trusts (REITs) - 2.4%
American Tower Corp.	88	17,341
AvalonBay Communities, Inc.	28	5,620
Crown Castle International Corp.	74	9,472
Digital Realty Trust, Inc.	38	4,522
Equinix, Inc.	15	6,797
Equity Residential	70	5,272
Extra Space Storage, Inc.	42	4,280
Host Hotels & Resorts, Inc.	204	3,856
Prologis, Inc.	134	9,641
Public Storage	30	6,533
Realty Income Corp.	126	9,269
Regency Centers Corp.	48	3,240
SBA Communications Corp.*	32	6,389
Simon Property Group, Inc.	64	11,661
UDR, Inc.	62	2,819
Ventas, Inc.	76	4,850
Vornado Realty Trust	44	2,967
Welltower, Inc.	78	6,053
Weyerhaeuser Co.	172	4,531

Total Equity Real Estate Investment Trusts (REITs)		125,113

Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	84	20,340
Kroger Co. (The)	166	4,084
Sysco Corp.	100	6,676
Walgreens Boots Alliance, Inc.	164	10,376
Walmart, Inc.	304	29,649

Total Food & Staples Retailing		71,125

Food Products - 0.9%
Archer - Daniels - Midland Co.	106	4,572
Conagra Brands, Inc.	89	2,469
General Mills, Inc.	114	5,899
Hershey Co. (The)	30	3,445
Hormel Foods Corp.	55	2,462
J.M. Smucker Co. (The)	20	2,330
Kellogg Co.	48	2,754
Kraft Heinz Co. (The)	124	4,048
McCormick & Co., Inc. Non - Voting Shares	20	3,013
Mondelez International, Inc. Class A	284	14,177
Tyson Foods, Inc. Class A	48	3,333

Total Food Products		48,502

Health Care Equipment & Supplies - 2.9%
Abbott Laboratories	356	28,459
ABIOMED, Inc.*	8	2,285
Align Technology, Inc.*	14	3,981
Baxter International, Inc.	118	9,595
Becton, Dickinson and Co.	44	10,988
Boston Scientific Corp.*	256	9,825
Cooper Cos., Inc. (The)	8	2,369
Danaher Corp.	110	14,522
DexCom, Inc.*	10	1,191
Edwards Lifesciences Corp.*	39	7,462
IDEXX Laboratories, Inc.*	14	3,130
Intuitive Surgical, Inc.*	18	10,270
Medtronic PLC	298	27,142
Stryker Corp.	57	11,259
Zimmer Biomet Holdings, Inc.	40	5,108

Total Health Care Equipment & Supplies		147,586

Health Care Providers & Services - 2.3%
AmerisourceBergen Corp.	30	2,386
Anthem, Inc.	46	13,201
Cardinal Health, Inc.	68	3,274
Centene Corp.*	76	4,036
Cigna Corp.	70	11,257
CVS Health Corp.	246	13,267
HCA Healthcare, Inc.	54	7,041
Henry Schein, Inc.*	31	1,863
Humana, Inc.	23	6,118
Laboratory Corp. of America Holdings*	18	2,754
McKesson Corp.	40	4,682
Quest Diagnostics, Inc.	27	2,428
UnitedHealth Group, Inc.	176	43,518
Universal Health Services, Inc. Class B	17	2,274
WellCare Health Plans, Inc.*	7	1,888

Total Health Care Providers & Services		119,987

Health Care Technology - 0.1%
Cerner Corp.*	82	4,691
Veeva Systems, Inc. Class A*	23	2,918

Total Health Care Technology		7,609

Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.	102	5,173
Chipotle Mexican Grill, Inc.*	6	4,262
Darden Restaurants, Inc.	20	2,429

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

March 31, 2019

Investments	Shares	Value
Domino’s Pizza, Inc.	8	$2,065
Hilton Worldwide Holdings, Inc.	86	7,147
Las Vegas Sands Corp.	54	3,292
Marriott International, Inc. Class A	74	9,257
McDonald’s Corp.	144	27,346
MGM Resorts International	100	2,566
Norwegian Cruise Line Holdings Ltd.*	36	1,979
Royal Caribbean Cruises Ltd.	32	3,668
Starbucks Corp.	278	20,666
Wynn Resorts Ltd.	10	1,193
Yum! Brands, Inc.	74	7,386

Total Hotels, Restaurants & Leisure		98,429

Household Durables - 0.1%
D.R. Horton, Inc.	66	2,731
Lennar Corp. Class A	56	2,749
Mohawk Industries, Inc.*	12	1,514

Total Household Durables		6,994

Household Products - 1.5%
Church & Dwight Co., Inc.	48	3,419
Clorox Co. (The)	25	4,011
Colgate - Palmolive Co.	164	11,241
Kimberly - Clark Corp.	67	8,301
Procter & Gamble Co. (The)	492	51,193

Total Household Products		78,165

Independent Power & Renewable Electricity Producers - 0.2%
NRG Energy, Inc.	90	3,823
Vistra Energy Corp.	146	3,801

Total Independent Power & Renewable Electricity Producers		7,624

Industrial Conglomerates - 1.3%
3M Co.	114	23,687
General Electric Co.	1,660	16,583
Honeywell International, Inc.	144	22,885
Roper Technologies, Inc.	18	6,155

Total Industrial Conglomerates		69,310

Insurance - 2.1%
Aflac, Inc.	186	9,300
Allstate Corp. (The)	74	6,969
American International Group, Inc.	160	6,890
Aon PLC	48	8,194
Arch Capital Group Ltd.*	75	2,424
Arthur J. Gallagher & Co.	32	2,499
Chubb Ltd.	87	12,187
Cincinnati Financial Corp.	28	2,405
Hartford Financial Services Group, Inc. (The)	72	3,580
Lincoln National Corp.	52	3,052
Markel Corp.*	4	3,985
Marsh & McLennan Cos., Inc.	90	8,451
MetLife, Inc.	190	8,088
Principal Financial Group, Inc.	40	2,008
Progressive Corp. (The)	118	8,507
Prudential Financial, Inc.	82	7,534
Travelers Cos., Inc. (The)	52	7,132
Willis Towers Watson PLC	23	4,040

Total Insurance		107,245

Interactive Media & Services - 4.3%
Alphabet, Inc. Class A*	56	65,906
Alphabet, Inc. Class C*	61	71,572
Facebook, Inc. Class A*	448	74,677
IAC/InterActiveCorp*	14	2,941
Twitter, Inc.*	158	5,195

Total Interactive Media & Services		220,291

Internet & Direct Marketing Retail - 3.3%
Amazon.com, Inc.*	80	142,460
Booking Holdings, Inc.*	8	13,959
eBay, Inc.	182	6,760
Expedia Group, Inc.	22	2,618
GrubHub, Inc.*	8	556
Qurate Retail, Inc.*	87	1,390

Total Internet & Direct Marketing Retail		167,743

IT Services - 4.9%
Accenture PLC Class A	127	22,355
Akamai Technologies, Inc.*	30	2,151
Alliance Data Systems Corp.	10	1,750
Automatic Data Processing, Inc.	84	13,418
Broadridge Financial Solutions, Inc.	20	2,074
Cognizant Technology Solutions Corp. Class A	120	8,694
DXC Technology Co.	54	3,473
Fidelity National Information Services, Inc.	58	6,560
First Data Corp. Class A*	114	2,995
Fiserv, Inc.*	80	7,062
FleetCor Technologies, Inc.*	16	3,945
Gartner, Inc.*	15	2,275
Global Payments, Inc.	24	3,277
GoDaddy, Inc. Class A*	34	2,556
International Business Machines Corp.	176	24,834
MasterCard, Inc. Class A	180	42,381
Paychex, Inc.	74	5,935
PayPal Holdings, Inc.*	216	22,429
Square, Inc. Class A*	56	4,196
Total System Services, Inc.	44	4,180
VeriSign, Inc.*	20	3,631
Visa, Inc. Class A	352	54,979
Worldpay, Inc. Class A*	50	5,675

Total IT Services		250,825

Leisure Products - 0.0%
Hasbro, Inc.	22	1,870

Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	84	6,752
Illumina, Inc.*	21	6,525
IQVIA Holdings, Inc.*	32	4,603
Mettler - Toledo International, Inc.*	5	3,615

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

March 31, 2019

Investments	Shares	Value
Thermo Fisher Scientific, Inc.	78	$21,350
Waters Corp.*	14	3,524

Total Life Sciences Tools & Services		46,369

Machinery - 1.3%
Caterpillar, Inc.	114	15,446
Cummins, Inc.	32	5,052
Deere & Co.	56	8,951
Dover Corp.	28	2,626
Fortive Corp.	48	4,027
Illinois Tool Works, Inc.	60	8,612
Ingersoll - Rand PLC	48	5,182
PACCAR, Inc.	72	4,906
Parker - Hannifin Corp.	26	4,462
Snap - on, Inc.	12	1,878
Stanley Black & Decker, Inc.	28	3,813
Xylem, Inc.	35	2,766

Total Machinery		67,721

Media - 1.2%
CBS Corp. Class B Non - Voting Shares	58	2,757
Charter Communications, Inc. Class A*	34	11,795
Comcast Corp. Class A	906	36,222
Discovery, Inc. Class C*	67	1,703
Liberty Broadband Corp. Class C*	31	2,844
Liberty Global PLC Class C*	106	2,566
Omnicom Group, Inc.	42	3,066

Total Media		60,953

Metals & Mining - 0.2%
Freeport - McMoRan, Inc.	278	3,583
Newmont Mining Corp.	106	3,792
Nucor Corp.	58	3,384

Total Metals & Mining		10,759

Multi - Utilities - 0.9%
Ameren Corp.	34	2,501
CMS Energy Corp.	96	5,332
Consolidated Edison, Inc.	80	6,785
Dominion Energy, Inc.	124	9,506
DTE Energy Co.	28	3,493
Public Service Enterprise Group, Inc.	90	5,347
Sempra Energy	42	5,286
WEC Energy Group, Inc.	96	7,591

Total Multi - Utilities		45,841

Multiline Retail - 0.5%
Dollar General Corp.	42	5,011
Dollar Tree, Inc.*	52	5,462
Kohl’s Corp.	44	3,026
Macy’s, Inc.	86	2,067
Target Corp.	98	7,865

Total Multiline Retail		23,431

Oil, Gas & Consumable Fuels - 4.4%
Anadarko Petroleum Corp.	110	5,003
Apache Corp.	70	2,426
Cheniere Energy, Inc.*	62	4,238
Chevron Corp.	372	45,823
Cimarex Energy Co.	18	1,258
Concho Resources, Inc.	30	3,329
ConocoPhillips	222	14,816
Devon Energy Corp.	108	3,408
Diamondback Energy, Inc.	18	1,827
EOG Resources, Inc.	102	9,708
EQT Corp.	58	1,203
Exxon Mobil Corp.	822	66,418
Hess Corp.	46	2,771
HollyFrontier Corp.	24	1,182
Kinder Morgan, Inc.	372	7,444
Marathon Oil Corp.	138	2,306
Marathon Petroleum Corp.	128	7,661
Noble Energy, Inc.	96	2,374
Occidental Petroleum Corp.	138	9,136
ONEOK, Inc.	100	6,984
Phillips 66	86	8,185
Pioneer Natural Resources Co.	30	4,568
Targa Resources Corp.	54	2,244
Valero Energy Corp.	76	6,447
Williams Cos., Inc. (The)	237	6,807

Total Oil, Gas & Consumable Fuels		227,566

Personal Products - 0.1%
Estee Lauder Cos., Inc. (The) Class A	40	6,622

Pharmaceuticals - 4.4%
Allergan PLC	64	9,370
Bristol - Myers Squibb Co.	324	15,458
Eli Lilly & Co.	186	24,135
Johnson & Johnson	516	72,132
Merck & Co., Inc.	526	43,748
Mylan N.V.*	88	2,494
Perrigo Co. PLC	24	1,156
Pfizer, Inc.	1,158	49,180
Zoetis, Inc.	96	9,664

Total Pharmaceuticals		227,337

Professional Services - 0.3%
CoStar Group, Inc.*	6	2,799
Equifax, Inc.	18	2,133
IHS Markit Ltd.*	64	3,480
TransUnion	22	1,470
Verisk Analytics, Inc.	33	4,389

Total Professional Services		14,271

Real Estate Management & Development - 0.1%
CBRE Group, Inc. Class A*	64	3,165

Road & Rail - 1.1%
CSX Corp.	178	13,318
JB Hunt Transport Services, Inc.	16	1,621
Kansas City Southern	18	2,088
Norfolk Southern Corp.	58	10,839
Old Dominion Freight Line, Inc.	12	1,733
Union Pacific Corp.	148	24,745

Total Road & Rail		54,344

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (continued)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

March 31, 2019

Investments	Shares	Value
Semiconductors & Semiconductor Equipment - 3.5%
Advanced Micro Devices, Inc.*	208	$5,308
Analog Devices, Inc.	86	9,053
Applied Materials, Inc.	171	6,782
Broadcom, Inc.	66	19,847
Intel Corp.	910	48,867
KLA - Tencor Corp.	24	2,866
Lam Research Corp.	23	4,117
Marvell Technology Group Ltd.	110	2,188
Maxim Integrated Products, Inc.	68	3,616
Microchip Technology, Inc.	50	4,148
Micron Technology, Inc.*	230	9,506
NVIDIA Corp.	114	20,470
QUALCOMM, Inc.	294	16,767
Skyworks Solutions, Inc.	28	2,309
Texas Instruments, Inc.	200	21,214
Xilinx, Inc.	43	5,452

Total Semiconductors & Semiconductor Equipment		182,510

Software - 6.0%
Adobe, Inc.*	88	23,451
ANSYS, Inc.*	16	2,923
Autodesk, Inc.*	42	6,545
Cadence Design Systems, Inc.*	53	3,366
Citrix Systems, Inc.	34	3,388
Fortinet, Inc.*	23	1,931
Intuit, Inc.	42	10,979
Microsoft Corp.	1,490	175,731
Oracle Corp.	586	31,474
Palo Alto Networks, Inc.*	18	4,372
Red Hat, Inc.*	24	4,385
salesforce.com, Inc.*	128	20,271
ServiceNow, Inc.*	28	6,902
Splunk, Inc.*	28	3,489
Symantec Corp.	84	1,931
Synopsys, Inc.*	30	3,455
Workday, Inc. Class A*	20	3,857

Total Software		308,450

Specialty Retail - 2.0%
Advance Auto Parts, Inc.	14	2,387
AutoZone, Inc.*	4	4,096
Best Buy Co., Inc.	46	3,269
CarMax, Inc.*	28	1,954
Home Depot, Inc. (The)	214	41,064
Lowe’s Cos., Inc.	164	17,953
O’Reilly Automotive, Inc.*	15	5,825
Ross Stores, Inc.	66	6,145
Tiffany & Co.	24	2,533
TJX Cos., Inc. (The)	256	13,622
Tractor Supply Co.	26	2,542
Ulta Salon Cosmetics & Fragrance, Inc.*	12	4,185

Total Specialty Retail		105,575

Technology Hardware, Storage & Peripherals - 3.9%
Apple, Inc.	940	178,553
Dell Technologies, Inc. Class C*	24	1,408
Hewlett Packard Enterprise Co.	258	3,981
HP, Inc.	310	6,023
NetApp, Inc.	44	3,051
Seagate Technology PLC	74	3,544
Western Digital Corp.	45	2,163

Total Technology Hardware, Storage & Peripherals		198,723

Textiles, Apparel & Luxury Goods - 0.7%
Capri Holdings Ltd.*	34	1,555
lululemon athletica, Inc.*	22	3,605
NIKE, Inc. Class B	246	20,716
PVH Corp.	12	1,463
Tapestry, Inc.	46	1,495
VF Corp.	64	5,562

Total Textiles, Apparel & Luxury Goods		34,396

Tobacco - 0.9%
Altria Group, Inc.	364	20,904
Philip Morris International, Inc.	312	27,578

Total Tobacco		48,482

Trading Companies & Distributors - 0.2%
Fastenal Co.	82	5,273
United Rentals, Inc.*	18	2,057
W.W. Grainger, Inc.	8	2,407

Total Trading Companies & Distributors		9,737

Wireless Telecommunication Services - 0.1%
T - Mobile U.S., Inc.*	66	4,561

Total United States		4,585,355

TOTAL COMMON STOCKS (Cost: $4,459,216)		4,617,380

	Principal Amount
U.S. GOVERNMENT OBLIGATIONS - 0.7%

U.S. Treasury Bill - 0.7%
U.S. Treasury Bill
2.45%, 6/6/19(a)(b)
(Cost: $34,845)	$35,000	34,849

TOTAL INVESTMENTS IN SECURITIES - 90.2% (Cost: $4,494,061)		4,652,229
Other Assets less Liabilities - 9.8%		507,757

NET ASSETS - 100.0%		$5,159,986

*	Non-income producing security.
(a)	Interest rate shown reflects the yield to maturity at the time of purchase.
(b)

All or a portion of this security is held by the broker as collateral for open futures contracts. The securities collateral posted was comprised entirely of U.S. Treasury securities having a market value of $34,849 as of March 31, 2019.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited) (concluded)

WisdomTree 90/60 U.S. Balanced Fund (NTSX)

March 31, 2019

FINANCIAL DERIVATIVE INSTRUMENTS

FUTURES CONTRACTS (EXCHANGE-TRADED)

Long Exposure	Contracts	Expiration Date	Notional Amount[1]	Unrealized Appreciation/ (Depreciation)
2 Year U.S. Treasury Note	3	6/28/19	$639,281	$2,109
5 Year U.S. Treasury Note	6	6/28/19	694,969	5,766
10 Year U.S. Treasury Note	5	6/19/19	621,094	8,203
U.S. Treasury Long Bond	4	6/19/19	598,625	14,094
Ultra 10 Year U.S. Treasury Note	4	6/19/19	531,125	10,250

			$3,085,094	$40,422

[1]	“Notional Amount” represents the current notional value of the futures contract.

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)

WisdomTree Balanced Income Fund (WBAL)

March 31, 2019

Investments	Shares	Value
EXCHANGE - TRADED FUNDS - 99.9%

Domestic Equity - 32.9%
WisdomTree U.S. High Dividend Fund(a)(b)	10,964	$794,561
WisdomTree U.S. LargeCap Dividend Fund(a)	4,268	402,131

Total Domestic Equity		1,196,692

Emerging Markets Equity - 6.7%
WisdomTree Emerging Markets Dividend Fund(a)(b)	7,787	244,562

Fixed Income - 39.5%
iShares 20+ Year Treasury Bond ETF	787	99,508
iShares MBS ETF	901	95,831
WisdomTree Emerging Markets Local Debt Fund(a)(b)	3,783	129,303
WisdomTree Fundamental U.S. Corporate Bond Fund(a)	4,034	199,383
WisdomTree Interest Rate Hedged High Yield Bond Fund(a)	8,176	190,010
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund(a)	14,466	720,841

Total Fixed Income		1,434,876

International Equity - 20.8%
WisdomTree Dynamic Currency Hedged International Equity Fund(a)	11,618	331,229
WisdomTree International High Dividend Fund(a)(b)	10,524	423,813

Total International Equity		755,042

TOTAL EXCHANGE - TRADED FUNDS (Cost: $3,594,285)		3,631,172

INVESTMENT OF CASH COLLATERAL FOR SECURITIES LOANED - 14.8%

United States - 14.8%
State Street Navigator Securities Lending Government Money Market Portfolio, 2.46%(c) (Cost: $536,480)(d)	536,480	536,480

TOTAL INVESTMENTS IN SECURITIES - 114.7% (Cost: $4,130,765)		4,167,652
Other Assets less Liabilities - (14.7)%		(535,113)

NET ASSETS - 100.0%		$3,632,539

(a)	Affiliated company (See Note 4).
(b)	Security, or portion thereof, was on loan at March 31, 2019 (See Note 2).
(c)	Rate shown represents annualized 7-day yield as of March 31, 2019.
(d)

At March 31, 2019, the total market value of the Fund’s securities on loan identified in the Schedule of Investments was $653,040 and the total market value of the collateral held by the Fund was $671,125. The total market value of the collateral includes non - cash U.S. Government securities collateral having a value of $134,645.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

WisdomTree Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was established as a Delaware statutory trust on December 15, 2005. As of March 31, 2019, the Trust consisted of 76 operational investment funds (each a “Fund”, collectively, the “Funds”). In accordance with Accounting Standards Update (“ASU”) 2013-08, Financial Services-Investment Companies, each Fund listed below qualifies as an investment company and is applying the accounting and reporting guidance for investment companies. These notes relate only to the Funds listed in the table below:

Fund	Commencement of Operations
WisdomTree Dynamic Currency Hedged International Equity Fund (“Dynamic Currency Hedged International Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	January 7, 2016

WisdomTree Dynamic Currency Hedged International Quality Dividend Growth Fund (“Dynamic Currency Hedged International Quality Dividend Growth Fund” and also referred to herein as “Currency Hedged Equity Fund”)

November 3, 2016
WisdomTree Dynamic Currency Hedged International SmallCap Equity Fund (“Dynamic Currency Hedged International SmallCap Equity Fund” and also referred to herein as “Currency Hedged Equity Fund”)	January 7, 2016
WisdomTree Emerging Markets Dividend Fund (“Emerging Markets Dividend Fund”)	April 7, 2016
WisdomTree Europe Multifactor Fund (“Europe Multifactor Fund” and also referred to herein as “Currency Hedged Equity Fund”) (formerly, WisdomTree Dynamic Currency Hedged Europe Equity Fund)	January 7, 2016
WisdomTree Global ex-Mexico Equity Fund (“Global ex-Mexico Equity Fund”)	February 10, 2017
WisdomTree ICBCCS S&P China 500 Fund (“ICBCCS S&P China 500 Fund”)	December 21, 2017
WisdomTree Japan Multifactor Fund (“Japan Multifactor Fund” and also referred to herein as “Currency Hedged Equity Fund”) (formerly, WisdomTree Dynamic Currency Hedged Japan Equity Fund)	January 7, 2016
WisdomTree Fundamental U.S. Corporate Bond Fund (“Fundamental U.S. Corporate Bond Fund”)	April 27, 2016
WisdomTree Fundamental U.S. High Yield Corporate Bond Fund (“Fundamental U.S. High Yield Corporate Bond Fund”)	April 27, 2016
WisdomTree Fundamental U.S. Short-Term Corporate Bond Fund (“Fundamental U.S. Short-Term Corporate Bond Fund”)	April 27, 2016
WisdomTree Fundamental U.S. Short-Term High Yield Corporate Bond Fund (“Fundamental U.S. Short-Term High Yield Corporate Bond Fund”)	April 27, 2016
WisdomTree Dynamic Bearish U.S. Equity Fund (“Dynamic Bearish U.S. Equity Fund”)	December 23, 2015
WisdomTree Dynamic Long/Short U.S. Equity Fund (“Dynamic Long/Short U.S. Equity Fund”)	December 23, 2015
WisdomTree 90/60 U.S. Balanced Fund (“90/60 U.S. Balanced Fund”)	August 2, 2018
WisdomTree Balanced Income Fund (“Balanced Income Fund”)	December 21, 2017

In the normal course of business, the Funds may enter into contracts that contain a variety of representations or that provide indemnification for certain liabilities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and believes such exposure to be remote.

2. SIGNIFICANT ACCOUNTING POLICIES

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (the “Codification”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants.

The following is a summary of significant accounting policies followed by the Funds:

Investment Valuation - The net asset value (“NAV”) of each Fund’s shares is calculated each day a Fund is open for business as of the regularly scheduled close of regular trading on the New York Stock Exchange, normally 4:00 p.m. Eastern time (the “NAV Calculation Time”). NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding. Each Fund issues and redeems shares at NAV only in large blocks of shares known as creation units, which only certain institutions (e.g. broker-dealers) may purchase or redeem. Shares of each Fund are listed on a national securities exchange and trade at market prices. Most investors will buy and sell shares in the secondary market through brokers. Because Fund shares trade at market prices rather than NAV, shares may trade at a price greater than NAV or less than NAV. In calculating each Fund’s NAV, investments are valued under policies approved by the Board of Trustees of the Trust (the “Board of Trustees”). Equity securities (including preferred stock) traded on any recognized U.S. or non-U.S. exchange are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Unlisted equity securities (including preferred stock) are valued at the last quoted sale price or, if no sale price is available, at the mean between the highest bid and lowest ask price. Each Fund may invest in money market funds which are valued at their NAV per share and exchange-traded funds (“ETFs” or “ETF”) or exchange-traded notes (“ETNs” or “ETN”) which are valued at their last sale or official closing price on the exchange on which they are principally traded or at their NAV per share in instances where the ETF or ETN has not traded on its principal exchange. Fixed income securities (including short-term debt securities with remaining maturities of 60 days or less) generally are valued at current market quotations or mean prices obtained from broker-dealers or independent pricing service providers. Broker-dealers or independent pricing service providers, in determining the value of securities, may consider such factors as recent transactions, indications from broker-dealers yields and quoted prices on similar securities, and market sentiment for the type of security. U.S. fixed income securities may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. Foreign currency contracts are valued daily using WM/Reuters closing spot and forward rates as of 4:00 p.m. London time. Futures contracts generally are valued at the settlement price, the price at which a futures contract settles once a given trading day has ended, on the primary exchange on which they trade. Swap contracts are generally marked to market daily based upon values from independent pricing service providers or quotations from broker-dealers to the extent available.

Notes to Schedule of Investments (unaudited) (continued)

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, a Fund’s investments, which include derivatives, will be fair valued in accordance with the Fund’s pricing policy. The Board of Trustees has established a pricing committee (the “Pricing Committee”) which is comprised of senior representatives of WisdomTree Asset Management, Inc. (“WTAM”) and which reports to the Board of Trustees on a quarterly basis. In the event that a financial instrument cannot be valued based upon a price from a national securities exchange, independent pricing service provider or broker-dealer quotation, or such prices are deemed to not reflect current market value, the Pricing Committee may value the financial instrument in good faith under the policies and procedures approved by the Board of Trustees based on current facts and circumstances. Securities that may be valued using “fair value” pricing may include, but are not limited to, securities for which there are no current market quotations, securities whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before a Fund’s next NAV Calculation Time that may materially affect the value of a Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Fair Value Measurement - In accordance with Codification Topic 820 (“ASC 820”), Fair Value Measurements and Disclosures, fair value is defined as the price that each Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. ASC 820 established a three-tier hierarchy of inputs to be used when determining fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1	– quoted prices in active markets for identical securities

Level 2	– other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3	– significant unobservable inputs (including each Fund’s assumptions in determining the fair value of investments)

The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation or market activity; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which a Fund’s NAV is computed and that may materially affect the value of the Fund’s investments).

The valuation techniques and significant inputs used in determining the fair market value measurements for Level 2 and Level 3 positions are as follows:

Financial instruments are generally valued by independent pricing service providers that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. Depending on the type of financial instrument, the independent pricing service providers’ internal pricing models may use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Financial instruments that use similar valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate. Over-the-counter financial derivative instruments derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are normally valued on the basis of broker-dealer quotations or prices obtained from independent pricing service providers. Depending on the product and the terms of the transaction, the value of the financial derivative instruments can be estimated by an independent pricing service provider using a series of techniques including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as issuer details, indices, credit risks/spreads, interest rates, yield curves, default and exchange rates. Derivative contracts that use valuation techniques and observable inputs as described above and have an appropriate level of market activity are categorized as Level 2 of the fair value hierarchy, otherwise a Level 3 fair value classification is appropriate.

Notes to Schedule of Investments (unaudited) (continued)

Determination of a fair value by the Pricing Committee may include significant unobservable inputs and therefore would be reflected as a Level 3 of the fair value hierarchy. The Pricing Committee may employ a market-based valuation approach which may use, among other potential considerations, related or comparable securities, recent transactions, market multiples, and other relevant information to determine fair value. The Pricing Committee may also use an income-based valuation approach in which anticipated future cash flows of the financial instrument are discounted to calculate fair value.

The following is a summary of the fair valuations according to the inputs used as of March 31, 2019 in valuing each Fund’s assets:

Dynamic Currency Hedged International Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$224,649,891	$—	$—
Rights
Singapore	—	302	—
Sweden	7,444	—	—
Investment of Cash Collateral for Securities Loaned	—	4,383,317	—

Total	$224,657,335	$4,383,619	$—

Unrealized Appreciation on Foreign Currency Contracts	—	1,885,264	—
Unrealized Depreciation on Foreign Currency Contracts	—	(98,036)	—

Total - Net	$224,657,335	$6,170,847	$—

Dynamic Currency Hedged International Quality Dividend Growth Fund	Level 1	Level 2	Level 3
Exchange-Traded Fund	$18,843,668	$—	$—

Total	$18,843,668	$—	$—

Unrealized Appreciation on Foreign Currency Contracts	—	153,781	—
Unrealized Depreciation on Foreign Currency Contracts	—	(6,458)	—

Total - Net	$18,843,668	$147,323	$—

Dynamic Currency Hedged International SmallCap Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$29,625,472	$—	$—
Rights
Singapore	—	456	—
Sweden	3,304	—	—
Investment of Cash Collateral for Securities Loaned	—	1,502,611	—

Total	$29,628,776	$1,503,067	$—

Unrealized Appreciation on Foreign Currency Contracts	—	185,196	—
Unrealized Depreciation on Foreign Currency Contracts	—	(15,721)	—

Total - Net	$29,628,776	$1,672,542	$—

Emerging Markets Dividend Fund	Level 1	Level 2	Level 3
Common Stocks*	$40,452,590	$—	$—
Investment of Cash Collateral for Securities Loaned	—	536,768	—

Total	$40,452,590	$536,768	$—

Unrealized Appreciation on Foreign Currency Contracts	—	38	—
Unrealized Depreciation on Foreign Currency Contracts	—	(3)	—

Total - Net	$40,452,590	$536,803	$—

Europe Multifactor Fund	Level 1	Level 2	Level 3
Common Stocks*	$12,549,475	$—	$—
Investment of Cash Collateral for Securities Loaned	—	34,340	—

Total	$12,549,475	$34,340	$—

Unrealized Appreciation on Foreign Currency Contracts	—	153,288	—
Unrealized Depreciation on Foreign Currency Contracts	—	(21,567)	—

Total - Net	$12,549,475	$166,061	$—

Notes to Schedule of Investments (unaudited) (continued)

Global ex-Mexico Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$2,838,497	$—	$—
Investment of Cash Collateral for Securities Loaned	—	8,904	—

Total	$2,838,497	$8,904	$—

ICBCCS S&P China 500 Fund	Level 1	Level 2	Level 3
Common Stocks
Health Care Providers & Services	$96,302	$11,230	$—
Other*	14,152,607	—	—
Rights	—	251	—
Investment of Cash Collateral for Securities Loaned	—	56,731	—

Total	$14,248,909	$68,212	$—

Japan Multifactor Fund	Level 1	Level 2	Level 3
Common Stocks
Oil, Gas & Consumable Fuels	$34,105	$5,490	$—
Other*	2,523,178	—	—
Investment of Cash Collateral for Securities Loaned	—	5,465	—

Total	$2,557,283	$10,955	$—

Unrealized Appreciation on Foreign Currency Contracts	—	3,030	—
Unrealized Depreciation on Foreign Currency Contracts	—	(6,198)	—

Total - Net	$2,557,283	$7,787	$—

Fundamental U.S. Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$4,766,887	$—
Foreign Corporate Bonds	—	24,555	—
U.S. Government Obligations	—	9,925	—
Investment of Cash Collateral for Securities Loaned	—	90,633	—

Total	$—	$4,892,000	$—

Fundamental U.S. High Yield Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$14,788,192	$—
Foreign Corporate Bond	—	52,062	—
Investment of Cash Collateral for Securities Loaned	—	875,620	—

Total	$—	$15,715,874	$—

Fundamental U.S. Short-Term Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$4,709,588	$—
Foreign Corporate Bonds	—	156,063	—
U.S. Government Obligations	—	41,140	—
Investment of Cash Collateral for Securities Loaned	—	24,813	—

Total	$—	$4,931,604	$—

Fundamental U.S. Short-Term High Yield Corporate Bond Fund	Level 1	Level 2	Level 3
Corporate Bonds	$—	$14,488,563	$—
Foreign Corporate Bonds	—	228,409	—
Investment of Cash Collateral for Securities Loaned	—	1,175,068	—

Total	$—	$15,892,040	$—

Dynamic Bearish U.S. Equity Fund	Level 1	Level 2	Level 3
U.S. Government Obligations	$—	$11,703,003	$—

Total	$—	$11,703,003	$—

Unrealized Depreciation on Swap Contracts	—	(166,015)	—

Total - Net	$—	$11,536,988	$—

Dynamic Long/Short U.S. Equity Fund	Level 1	Level 2	Level 3
Common Stocks*	$102,182,563	$—	$—

Total	$102,182,563	$—	$—

Unrealized Depreciation on Swap Contracts	—	(1,472,740)	—

Total - Net	$102,182,563	$(1,472,740)	$—

Notes to Schedule of Investments (unaudited) (continued)

90/60 U.S. Balanced Fund	Level 1	Level 2	Level 3
Common Stocks*	$4,617,380	$—	$—
U.S. Government Obligations	—	34,849	—

Total	$4,617,380	$34,849	$—

Unrealized Appreciation on Futures Contracts	40,422	—	—

Total - Net	$4,657,802	$34,849	$—

Balanced Income Fund	Level 1	Level 2	Level 3
Exchange-Traded Funds	$3,631,172	$—	$—
Investment of Cash Collateral for Securities Loaned	—	536,480	—

Total	$3,631,172	$536,480	$—

*	Please refer to the Schedule of Investments for a breakdown of the valuation by industry type and/or country.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Common Stocks
China
ICBCCS S&P China 500 Fund
Balance as of June 30, 2018	$176,198
Realized gain (loss)	(22,590)
Change in unrealized appreciation (depreciation)	7,853
Purchases	918
Sales	(11,816)
Transfers into Level 3	—
Transfers out of Level 3	(150,563)

Balance as of March 31, 2019	$—

Net change in unrealized appreciation (depreciation) from investments still held as of March 31, 2019 is:	$—

Derivatives and Hedging Disclosure - Codification Topic 815 (“ASC 815”), Derivatives and Hedging, requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements. The Funds have invested in derivatives, specifically foreign currency contracts, swap contracts and futures contracts during the period ended March 31, 2019 and open positions in such derivatives as of March 31, 2019 are detailed in each Fund’s Schedule of Investments. All of the derivative instruments disclosed and described herein are subject to credit risk. Credit risk is where the financial condition of an issuer of a security or instrument may cause it to default or become unable to pay interest or principal due on the security or where the counterparty to a derivative contract might default on its obligations. The Funds’ derivative agreements also contain credit-risk related contingent features which include, but are not limited to, a percentage decline in the Funds’ NAV over a specified time period. If an event occurred at March 31, 2019 that triggered a contingent feature, the counterparty to the agreement may require the Funds to post additional collateral or terminate the derivative positions and demand payment. Any collateral posted with respect to the derivative positions would be used to offset or reduce the payment. The maximum exposure to derivatives agreements with credit-risk related contingent features would be the total value of derivatives in net liability positions for each Fund. At March 31, 2019, no event occurred that triggered a credit-risk-related contingent feature. Information with respect to the amounts and types of collateral received and/or posted for derivative instruments as of March 31, 2019, if any, is reflected as a footnote below the respective derivatives tables on each Fund’s Schedule of Investments.

During the period ended March 31, 2019, the volume of derivative activity (based on the average of month-end balances, except where footnoted) for each Fund was as follows:

	Average Notional
Fund	Foreign currency contracts (to deliver USD)	Foreign currency contracts (to receive USD)	Swap contracts (short)	Futures contracts (long)
Dynamic Currency Hedged International Equity Fund
Foreign exchange contracts	$173,302,902	$337,011,977	$—	$—
Dynamic Currency Hedged International Quality Dividend Growth Fund
Foreign exchange contracts	15,156,411	29,314,522	—	—
Dynamic Currency Hedged International SmallCap Equity Fund
Foreign exchange contracts	15,780,095	31,044,139	—	—
Emerging Markets Dividend Fund
Foreign exchange contracts	18,100	3,407	—	—
Europe Multifactor Fund
Foreign exchange contracts	10,735,423	19,938,110	—	—

Notes to Schedule of Investments (unaudited) (continued)

Global ex-Mexico Equity Fund
Foreign exchange contracts	1,597	1,684	—	—
ICBCCS S&P China 500 Fund[1]
Foreign exchange contracts	399,109	612,611	—	—
Japan Multifactor Fund
Foreign exchange contracts	1,921,077	3,949,146	—	—
Dynamic Bearish U.S. Equity Fund
Equity contracts	—	—	9,818,547	—
Dynamic Long/Short U.S. Equity Fund
Equity contracts	—	—	23,614,813	—
90/60 U.S. Balanced Fund[2]
Interest rate contracts	—	—	—	2,102,669

[1]	The volume of derivative activity for the period is based on intra-month balances.
[2]	For the period August 2, 2018 (commencement of operations) through March 31, 2019.

Investment Transactions and Investment Income - Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Dividend income (net of foreign taxes withheld, if any) is recognized on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Non-cash dividend income is recognized at the fair value of securities received on the ex-dividend date or as soon as practicable after the existence of a dividend declaration has been determined. Interest income (including amortization of premiums and accretion of discounts), net of any foreign taxes withheld, is accrued daily. Generally, amortization of premiums and accretion of discounts are recognized daily using the effective interest method (also known as the scientific amortization method). Income earned from securities lending activities (i.e. Securities lending income), net of fees payable to the securities borrower and/or securities lending agent, is accrued daily.

Foreign Currency Translation - The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates prevailing on the respective dates of such transactions that are deemed appropriate by WTAM.

Currency Transactions - The Funds may enter into foreign currency contracts to facilitate local securities settlements or to protect against currency exposure. The Funds, other than the Currency Hedged Equity Funds, do not expect to engage in currency transactions for the purpose of hedging against declines in the value of a Fund’s assets that are denominated in one or more foreign currencies. The Funds may not enter into such contracts for speculative purposes.

Forward Foreign Currency Contracts - The Currency Hedged Equity Funds utilized forward foreign currency contracts (“Forward Contract”) to dynamically obtain either a net long or net short exposure to foreign currencies consistent with each Currency Hedged Equity Fund’s investment strategy. The Emerging Markets Dividend Fund, Global ex-Mexico Equity Fund and the ICBCCS S&P China 500 Fund utilized Forward Contracts to facilitate foreign security settlements. A Forward Contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are principally traded in the inter-bank market conducted directly between currency traders (usually large, commercial banks) and their customers. A Forward Contract generally does not require an initial margin deposit and no commissions are charged at any stage for trades. However, if a Fund is in an unrealized loss position on a Forward Contract, it may be required to pledge collateral (or additional collateral) to the counterparty. If a Fund is in an unrealized gain position on a Forward Contract, it may receive collateral from the counterparty.

Risks may arise upon entering into Forward Contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar or each other.

Fluctuations in the value of open Forward Contracts are recorded for book purposes as unrealized gains or losses on Forward Contracts by the Funds. Realized gains and losses on Forward Contracts include net gains or losses recognized by the Funds on contracts which have settled.

Futures Contracts - The 90/60 U.S. Balanced Fund utilized futures contracts to obtain long exposure to U.S. Treasury obligations consistent with its investment strategy. When a Fund purchases a listed futures contract, it agrees to purchase a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. When a Fund sells a listed futures contract, it agrees to sell a specified reference asset (e.g., commodity, currency or Treasury security) at a specified future date. The price at which the purchase and sale will take place is fixed when the Fund enters into the contract. The exchange clearing corporation is the ultimate counterparty for all exchange-listed contracts, so credit risk is limited to the creditworthiness of the exchange’s clearing corporation.

Upon entering into a futures contract, a Fund is required to deliver to a broker an amount of cash and/or government securities equal to a certain percentage of the contract amount. This amount is known as the “initial margin”. Subsequent payments, known as “variation margin”, generally are made or received by the Fund each day or at other agreed-upon time periods depending on the fluctuations in the value of the underlying futures contracts, except that in the case of certain futures contracts payments may be made or received at settlement. Such variation margin is recorded for financial statement purposes on a daily basis as an unrealized gain or loss on futures until the financial futures contract is closed, at which time the net gain or loss is reclassified to realized gain or loss on futures. When a Fund purchases or sells a futures contract, the Fund is required to “cover” its position in order to limit the risk associated with the use of leverage and other related risks.

Notes to Schedule of Investments (unaudited) (continued)

To cover its position, a Fund will segregate assets consisting of, or take other measures with respect to, cash or liquid securities that, when added to any amounts deposited with a futures commission merchant as margin, will “cover” its position in a manner consistent with the 1940 Act or the rules and SEC interpretations thereunder. This will function as a practical limit on the amount of leverage which a Fund may undertake and on the potential increase in the speculative character of a Fund’s outstanding portfolio securities.

Total Return Swap Contracts - The Dynamic Bearish U.S. Equity Fund and the Dynamic Long/Short U.S. Equity Fund utilized total return swap contracts to obtain short exposure to the S&P 500 Index. Total return swap contracts are agreements between counterparties to exchange the return of a given underlying reference asset/index, including income and any appreciation/depreciation in value of the reference asset/index, in exchange for payments equal to a rate of interest on another reference asset. During the term of the outstanding swap agreement, changes in the underlying value of the swap are recorded as unrealized gains and losses and the periodic payments received or made on the swap are recorded as realized gains or losses. Swap agreements may be used to achieve exposure to, for example, currencies, interest rates, indexes and money market securities without actually purchasing such currencies or securities. A Fund may use swap agreements to invest in a market without owning or taking physical custody of the underlying securities in circumstances in which direct investment is restricted for legal reasons or is otherwise impractical. Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another or from one payment stream to another. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currencies, corporate borrowing rates, or other factors, and may increase or decrease the overall volatility of a Fund’s investments and its share price. Total return swaps are exposed to the market risk factor of the specific underlying reference asset/index such as unanticipated movements in the value of the exchange rates, interest rates, securities, or the reference asset/index. Additional risks to a Fund include the possibility that there is no liquid market for these agreements or that the swap counterparty may default on its obligation to perform. A Fund’s maximum loss from counterparty risk is the fair value of the contract.

Securities Lending - Each Fund may lend portfolio securities to certain creditworthy borrowers, including the Funds’ securities lending agent. It is the Funds’ policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral in the form of cash and/or high-grade debt obligations, equivalent to at least 100% of the market value of securities, is maintained at all times. The cash collateral can be invested in certain money market mutual funds which also have exposure to the fluctuations of the market. Each Fund receives compensation for lending its securities from interest or dividends earned on the cash or U.S. government securities held as collateral, net of fee rebates paid to the borrower plus reasonable administrative and custody fees. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income. The borrower pays to the Funds an amount equal to any dividends or interest received on loaned securities. Dividends received while a security is out on loan are not considered Qualified Dividend Income (“QDI”) under the specific criteria issued by the Internal Revenue Service and are subject to taxation at the shareholder’s ordinary income tax rate instead of the lower long-term capital gains tax rate. Lending portfolio securities could result in a loss or delay in recovering each Fund’s securities if the borrower defaults. In the event of a borrower default with respect to the failure to return to each Fund some or all of the securities loaned, the securities lending agent shall indemnify each Fund against the failure of the borrower.

Short-Term Investments - Each Fund may invest a portion of its assets in high-quality money market instruments on an ongoing basis to provide liquidity or for other reasons. The instruments include short-term obligations issued by the U.S. government, its agencies, non-U.S. government agencies, negotiable certificates of deposit (“CDs”), fixed time deposits and bankers’ acceptances of U.S. and foreign banks and similar institutions, commercial papers, repurchase agreements and money market funds. CDs are short-term negotiable obligations of commercial banks. Time deposits are non-negotiable deposits maintained in banking institutions for specified periods of time at stated interest rates. Banker’s acceptances are time drafts drawn on commercial banks by borrowers, usually in connection with international transactions.

3. FEDERAL INCOME TAXES

At March 31, 2019, the cost of investments (including securities on loan and derivatives) for Federal income tax purposes was as follows:

	Investments in Long Securities				Investments in Financial Derivatives[1]
Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)	Total Net Unrealized Appreciation/ (Depreciation)
Dynamic Currency Hedged International Equity Fund	$234,294,934	$17,928,800	$(23,182,780)	$(5,253,980)	$42,840	$(747)	$42,093	$(5,211,887)
Dynamic Currency Hedged International Quality Dividend Growth Fund	19,687,593	—	(843,925)	(843,925)	21,005	(91)	20,914	(823,011)
Dynamic Currency Hedged International SmallCap Equity Fund	31,958,965	1,528,706	(2,355,828)	(827,122)	5,138	(63)	5,075	(822,047)
Emerging Markets Dividend Fund	39,244,222	3,684,903	(1,939,767)	1,745,136	38	(3)	35	1,745,171
Europe Multifactor Fund	12,656,040	189,978	(262,203)	(72,225)	3,199	(13,556)	(10,357)	(82,582)
Global ex-Mexico Equity Fund	3,161,881	94,544	(409,024)	(314,480)	—	—	—	(314,480)
ICBCCS S&P China 500 Fund	15,191,981	524,740	(1,399,600)	(874,860)	—	—	—	(874,860)
Japan Multifactor Fund	2,498,931	93,760	(24,453)	69,307	—	—	—	69,307
Fundamental U.S. Corporate Bond Fund	4,892,973	60,203	(61,176)	(973)	—	—	—	(973)
Fundamental U.S. High Yield Corporate Bond Fund	15,586,375	234,861	(105,362)	129,499	—	—	—	129,499
Fundamental U.S. Short-Term Corporate Bond Fund	4,920,750	32,435	(21,581)	10,854	—	—	—	10,854
Fundamental U.S. Short-Term High Yield Corporate Bond Fund	15,792,988	194,742	(95,690)	99,052	—	—	—	99,052
Dynamic Bearish U.S. Equity Fund	11,769,561	548	(67,106)	(66,558)	—	(166,015)	(166,015)	(232,573)
Dynamic Long/Short U.S. Equity Fund	99,023,536	7,908,451	(4,749,424)	3,159,027	—	(1,472,739)	(1,472,739)	1,686,288
90/60 U.S. Balanced Fund	4,494,061	298,932	(140,764)	158,168	—	—	—	158,168
Balanced Income Fund	4,130,765	55,428	(18,541)	36,887	—	—	—	36,887

[1]

Certain financial derivatives may be considered section 1256 contracts under the Code. Each section 1256 contract held at the close of a taxable year shall be treated as sold for its fair market value on the last business day of such taxable year (and any realized gain or loss shall be taken into account for the taxable year). As such, the unrealized appreciation/(deprecation) for financial derivatives on a tax basis may not correspond to the unrealized appreciation/(depreciation) on a GAAP basis. The unrealized appreciation/(depreciation) for financial derivatives on a GAAP basis is located in the respective financial derivatives tables in each Fund’s Schedule of Investments.

Notes to Schedule of Investments (unaudited) (concluded)

4. OTHER AFFILIATED PARTIES AND TRANSACTIONS

Affiliated holdings are funds which are managed by, or an affiliate of, WTAM. Transactions with affiliated funds during the period ended March 31, 2019 are as follows:

Fund	Value at 6/30/2018	Purchases/ Additions	Sales/ Reductions	Realized Gain/(Loss)	Change in Unrealized Appreciation/ Depreciation	Value at 3/31/2019	Dividend Income	Capital Gain Distribution
Dynamic Currency Hedged International Quality Dividend Growth Fund
WisdomTree International Quality Dividend Growth Fund	$19,718,373	$9,052,821	$8,385,953	$(838,229)	$(703,344)	$18,843,668	$201,220	$—
Balanced Income Fund
Dynamic Currency Hedged International Equity Fund	$118,584	$223,587	$13,330	$(1,764)	$4,152	$331,229	$4,782	$—
Emerging Markets Dividend Fund	87,301	165,707	16,304	(1,852)	9,710	244,562	4,555	—
Fundamental U.S. Corporate Bond Fund	65,352	131,879	5,294	(284)	7,730	199,383	3,487	—
WisdomTree Emerging Markets Local Debt Fund	37,049	93,021	1,781	(286)	1,300	129,303	3,823	—
WisdomTree Interest Rate Hedged High Yield Bond Fund	67,789	133,677	7,530	(273)	(3,653)	190,010	6,278	145
WisdomTree International High Dividend Fund	148,171	282,599	6,919	(1,077)	1,039	423,813	7,885	—
WisdomTree U.S. High Dividend Fund	240,384	529,218	4,777	(344)	30,080	794,561	14,180	—
WisdomTree U.S. LargeCap Dividend Fund	122,419	263,559	1,986	(201)	18,340	402,131	6,015	—
WisdomTree Yield Enhanced U.S. Aggregate Bond Fund	238,569	476,612	12,639	(620)	18,919	720,841	13,155	—

Total	$1,125,618	$2,299,859	$70,560	$(6,701)	$87,617	$3,435,833	$64,160	$145

Related Party Transactions - WTAM or its affiliates may from time to time own shares of a Fund. As of March 31, 2019, WTAM held shares of the following Funds which were purchased through an unaffiliated broker in ordinary brokerage transactions in the secondary market in which the Funds’ shares trade:

Fund	Fund Shares held by WTAM	Market Value of Fund Shares held by WTAM	Dividends and Distributions paid to WTAM on Fund Shares held by WTAM
Dynamic Bearish U.S. Equity Fund	219	$5,065	$—
Dynamic Currency Hedged International Equity Fund	2,105	60,014	1,092
Dynamic Long/Short U.S. Equity Fund	164	4,813	103
Emerging Markets Dividend Fund	604	18,970	497
Fundamental U.S. Corporate Bond Fund	50,076	2,475,036	27,068
Fundamental U.S. High Yield Corporate Bond Fund	291	14,779	391
Fundamental U.S. Short-Term Corporate Bond Fund	50,058	2,499,396	21,780
Fundamental U.S. Short-Term High Yield Corporate Bond Fund	58	2,923	75

5. RECENT ACCOUNTING PRONOUNCEMENTS

On August 17, 2018, the SEC voted to adopt “Disclosure Update and Simplification” amendments to certain of its disclosure requirements that have become redundant, duplicative, overlapping, outdated, or superseded, in light of other SEC disclosure requirements, GAAP, or changes in the information environment. The SEC will also be referring certain SEC disclosure requirements that overlap with, but require information incremental to, GAAP to the FASB for potential incorporation into GAAP. The amendments are intended to facilitate the disclosure of information to investors and simplify compliance without significantly altering the total mix of information provided to investors. These amendments became effective on November 5, 2018 (30 days after their publication in the Federal Register). WTAM has evaluated these amendments and determined that there is no significant impact on the Trust’s financial statements and related disclosures. The specific amendments incorporated into the Trust’s financial statements pertain to (i) the amendment requiring the presentation of the distributable earnings in total on the Statements of Assets and Liabilities, rather than showing the 3 components of distributable earnings (i.e., (1) undistributed (distributions in excess of) net investment income, (2) accumulated net realized gain (loss) on investments and (3) net unrealized appreciation (depreciation) on investments, and (ii) the amendment requiring the presentation of distributions to shareholders in total on the Statements of Changes in Net Assets, except for tax return of capital distributions, which shall continue to be disclosed separately.

On August 28, 2018, the FASB issued ASU 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement. ASU 2018-13 includes removals, additions and modifications to the disclosure requirements for fair value measurements that are intended to improve the effectiveness of disclosures in the notes to financial statements. The amendments in ASU 2018-13 are effective for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. An entity is permitted to early adopt any removed or modified disclosures upon issuance of this ASU and delay adoption of the additional disclosures until their effective date. WTAM has evaluated ASU 2018-13 and has adopted the disclosure framework for the Trust’s financial statements.